       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2013.

                                                            FILE NOS. 333-185790
                                                                       811-09003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER

                          THE SECURITIES ACT OF 1933                         [ ]


                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 2                        [X]


                                     and/or

                             REGISTRATION STATEMENT
                                      UNDER
                      THE INVESTMENT COMPANY ACT OF 1940                     [ ]

                                   Amendment No. 2                               [X]


                        (Check Appropriate Box or Boxes)

                                  ------------

                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              2727-A ALLEN PARKWAY,
                              HOUSTON, TEXAS 77019
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000

                               MANDA GHAFERI, ESQ.
                             AIG LIFE AND RETIREMENT
                            1999 AVENUE OF THE STARS
                       LOS ANGELES, CALIFORNIA 90067-6121
      (Name and Address of Agent for Service for Depositor and Registrant)


Approximate Date of Proposed Public Offering: Continuous



It is proposed that this filing will become effective:



[ ] immediately upon filing pursuant to paragraph (b) of Rule 485



[X] on May 1, 2013 pursuant to paragraph (b) of Rule 485



[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485



[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.



If appropriate, check the following box:



[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Units of interest in Variable Annuity Account Seven of American General Life Insurance Company under variable annuity contracts.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         VARIABLE ANNUITY ACCOUNT SEVEN

                              CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
1.   Cover Page..............................   Cover Page
2.   Definitions.............................   Glossary
3.   Synopsis................................   Highlights; Fee Tables; Portfolio
                                                Expenses; Examples
4.   Condensed Financial Information.........   Appendix - Condensed Financial
                                                Information
5.   General Description of Registrant,
     Depositor and Portfolio Companies.......   The Polaris Platinum O-Series
                                                Variable Annuity; Other Information
6.   Deductions..............................   Expenses
7.   General Description of Variable Annuity
     Contracts...............................   The Polaris Platinum O-Series
                                                Variable Annuity; Purchasing a
                                                Polaris Platinum O-Series Variable
                                                Annuity; Investment Options
8.   Annuity Period..........................   Annuity Income Options
9.   Death Benefit...........................   Death Benefits
10.  Purchases and Contract Value............   Purchasing a Variable Annuity
                                                Contract
11.  Redemptions.............................   Access To Your Money
12.  Taxes...................................   Taxes
13.  Legal Proceedings.......................   Legal Proceedings
14.  Table of Contents of Statement of
     Additional Information..................   Table of Contents of  Statement of
                                                Additional Information

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
15.  Cover Page..............................   Cover Page
16.  Table of Contents.......................   Table of Contents
17.  General Information and History.........   The Polaris Platinum O-Series
                                                Variable Annuity (P);
                                                Separate Account; General Account
                                                (P);
                                                Investment Options (P);
                                                Other Information (P)
18.  Services................................   Other Information (P)
19.  Purchase of Securities Being Offered....   Purchasing a Polaris Platinum O-
                                                Series Variable Annuity (P)
20.  Underwriters............................   Distribution of Contracts
21.  Calculation of Performance Data.........   Performance Data
22.  Annuity Payments........................   Annuity Income Options (P);
                                                Income Payments; Annuity Unit Values
23.  Financial Statements....................   Depositor: Other Information (P);
                                                Financial Statements; Registrant:
                                                Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                            POLARIS PLATINUM O-Series
                                   PROSPECTUS
                                   MAY 1, 2013

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                               issued by Depositor
                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             in all states except in New York where it is issued by
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                               in connection with
                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       and
                          FS VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.


UNDERLYING FUNDS:                   MANAGED BY:
     Aggressive Growth              Wells Capital Management Incorporated
     Alliance Growth                AllianceBernstein L.P.
     American Funds Asset           Capital Research and Management Company
       Allocation
     American Funds Global Growth   Capital Research and Management Company
     American Funds Growth-Income   Capital Research and Management Company
     American Funds Growth          Capital Research and Management Company
     Asset Allocation               Edge Asset Management, Inc.
     Balanced                       J.P. Morgan Investment Management Inc.
     Blue Chip Growth               SunAmerica Asset Management Corp.
     Capital Appreciation           Wellington Management Company, LLP
     Capital Growth                 OppenheimerFunds, Inc.
     Cash Management                BofA Advisors, LLC
     Corporate Bond                 Federated Investment Management Company
     Davis Venture Value            Davis Selected Advisers, L.P.
     "Dogs" of Wall Street          SunAmerica Asset Management Corp.
     Emerging Markets               J.P. Morgan Investment Management Inc.
     Equity Opportunities           OppenheimerFunds, Inc.
     Foreign Value                  Templeton Investment Counsel, LLC
     Franklin Income Securities     Franklin Advisers, Inc.
       Fund
     Franklin Templeton VIP         Franklin Templeton Services, LLC
       Founding Funds Allocation
       Fund
     Fundamental Growth             Wells Capital Management Incorporated
     Global Bond                    Goldman Sachs Asset Management International
     Global Equities                J.P. Morgan Investment Management Inc.
     Government and Quality Bond    Wellington Management Company, LLP
     Growth                         Wellington Management Company, LLP
     Growth-Income                  J.P. Morgan Investment Management Inc.
     Growth Opportunities           Invesco Advisers, Inc.
     High-Yield Bond                PineBridge Investments LLC
     International Diversified      Morgan Stanley Investment Management Inc.
       Equities
     International Growth and       Putnam Investment Management, LLC
       Income
     Invesco V.I. American          Invesco Advisers, Inc.
       Franchise Fund, Series II
       Shares
       (formerly, Invesco Van
       Kampen V.I. American
       Franchise Fund)
     Invesco V.I. Comstock Fund,    Invesco Advisers, Inc.
       Series II Shares
       (formerly, Invesco Van
       Kampen V.I. Comstock Fund)
     Invesco V.I. Growth and Income Invesco Advisers, Inc.
       Fund, Series II Shares
       (formerly, Invesco Van
       Kampen V.I. Growth and
       Income Fund)
     Lord Abbett Growth and Income  Lord, Abbett & Co. LLC
     Lord Abbett Mid Cap Stock      Lord, Abbett & Co. LLC





(Underlying Funds continued on next page)

UNDERLYING FUNDS:                   MANAGED BY:
     Marsico Focused Growth         Marsico Capital Management, LLC
     MFS Massachusetts Investors    Massachusetts Financial Services Company
       Trust
     MFS Total Return               Massachusetts Financial Services Company
     Mid-Cap Growth                 J.P. Morgan Investment Management Inc.
     Natural Resources              Wellington Management Company, LLP
     Real Estate                    Davis Selected Advisers, L.P.
     Real Return                    Wellington Management Company, LLP
     Small & Mid Cap Value          AllianceBernstein L.P.
     Small Company Value            Franklin Advisory Services, LLC
     SunAmerica Dynamic Allocation  SunAmerica Asset Management Corp. and
       Portfolio(1)                 AllianceBernstein L.P.
     Technology                     Columbia Management Investment Advisers, LLC
     Telecom Utility                Massachusetts Financial Services Company
     Total Return Bond              Pacific Investment Management Company LLC




(1) Your broker-dealer may not allow investment in this portfolio without election of a Living Benefit.





Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.



To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2013. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



GLOSSARY...................................................................      3
HIGHLIGHTS.................................................................      4
FEE TABLE..................................................................      6
      Maximum Owner Transaction Expenses..................................       6
      Maximum Premium Based Charge........................................       6
      Maximum Withdrawal Charges..........................................       6
      Contract Maintenance Fee............................................       6
      Separate Account Annual Expenses....................................       6
      Additional Optional Feature Fee.....................................       6
         Optional SunAmerica Income Builder and SunAmerica Income Plus.....      6
      Underlying Fund Expenses............................................       6
MAXIMUM AND MINIMUM EXPENSE EXAMPLES.......................................      8
THE POLARIS PLATINUM O-SERIES VARIABLE ANNUITY.............................      9
PURCHASING A POLARIS PLATINUM O-SERIES VARIABLE ANNUITY....................      9
      Allocation of Purchase Payments.....................................      10
      Accumulation Units..................................................      11
      Free Look...........................................................      11
      Exchange Offers.....................................................      12
      Important Information for Military Servicemembers...................      12
INVESTMENT OPTIONS.........................................................     12
      Variable Portfolios.................................................      12
         AIM Variable Insurance Funds
                    (Invesco Variable Insurance Funds).....................     13
         American Funds Insurance Series...................................     13
         Franklin Templeton Variable Insurance Products Trust..............     13
         Lord Abbett Series Fund, Inc......................................     13
         Anchor Series Trust...............................................     13
         Seasons Series Trust..............................................     13
         SunAmerica Series Trust...........................................     13
      Substitution, Addition or Deletion of Variable Portfolios...........      15
      Fixed Accounts......................................................      15
      Dollar Cost Averaging Fixed Accounts................................      15
      Dollar Cost Averaging Program.......................................      16
      Polaris Portfolio Allocator Program.................................      16
      Transfers During the Accumulation Phase.............................      18
      Automatic Asset Rebalancing Program.................................      20
      Voting Rights.......................................................      21
ACCESS TO YOUR MONEY.......................................................     21
      Free Withdrawal Amount..............................................      21
      Systematic Withdrawal Program.......................................      22
      Nursing Home Waiver.................................................      22
      Minimum Contract Value..............................................      23
      Qualified Contract Owners...........................................      23
OPTIONAL LIVING BENEFIT....................................................     23
      SunAmerica Income Builder...........................................      25
ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO THE OPTIONAL LIVING
  BENEFIT..................................................................     29
DEATH BENEFITS.............................................................     32
      Beneficiary Continuation Programs...................................      33
      Death Benefit Defined Terms.........................................      34
      Standard Death Benefit..............................................      34
      Optional Maximum Anniversary Value Death Benefit....................      34
      Spousal Continuation................................................      35
EXPENSES...................................................................     35
      Separate Account Expenses...........................................      35
      Premium Based Charge................................................      36
      Withdrawal Charge...................................................      36
      Underlying Fund Expenses............................................      37
      Contract Maintenance Fee............................................      37
      Transfer Fee........................................................      37
      Optional Living Benefit Fee.........................................      37
      Optional Maximum Anniversary Value Death Benefit Fee................      38
      Premium Tax.........................................................      38
      Income Taxes........................................................      38
      Reduction or Elimination of Fees, Expenses
               and Additional Amounts Credited.............................     38
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT...................     39
ANNUITY INCOME OPTIONS.....................................................     40
      The Income Phase....................................................      40
      Annuity Income Options..............................................      41
      Fixed or Variable Annuity Income Payments...........................      41
      Annuity Income Payments.............................................      42
      Transfers During the Income Phase...................................      42
      Deferment of Payments...............................................      42
TAXES......................................................................     42
      Annuity Contracts in General........................................      42
      Tax Treatment of Distributions - Non-Qualified Contracts............      43
      Tax Treatment of Distributions - Qualified Contracts................      43
      Required Minimum Distributions......................................      44
      Tax Treatment of Death Benefits.....................................      45
      Tax Treatment of Optional Living Benefits...........................      45
      Contracts Owned by a Trust or Corporation...........................      45
      Gifts, Pledges and/or Assignments of a Contract.....................      45
      Diversification and Investor Control................................      46
OTHER INFORMATION..........................................................     46
      The Distributor.....................................................      46
      The Company.........................................................      46
      The Separate Account................................................      47
      The General Account.................................................      48
      Financial Statements................................................      48
      Administration......................................................      48
      Legal Proceedings...................................................      49
      Registration Statements.............................................      49
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION............................     49
APPENDIX A - CONDENSED FINANCIAL INFORMATION...............................    A-1
APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY................    B-1
APPENDIX C - FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME
  BUILDER FEE..............................................................    C-1
APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES.............................    D-1
APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION.................    E-1
APPENDIX F - LIVING BENEFIT FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2013......    F-1
APPENDIX G - POLARIS PORTFOLIO ALLOCATOR MODELS AND SAMPLE PORTFOLIOS PRIOR
  TO MAY 1, 2013...........................................................    G-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.


CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon a spousal continuation.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure.


GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.


GOOD ORDER - Fully and accurately completed forms, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PREMIUM BASED CHARGE - A charge that is deducted from your contract value on each Quarter Anniversary following the date each Premium is made and is deducted for seven years.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of the living benefit, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Polaris Platinum O-Series Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges which equal 0.95% annually of the average daily value of your contract allocated to the Variable Portfolios. Your contract provides for a free withdrawal amount each year. We apply a separate withdrawal charge schedule against each Premium you contribute to the contract. The withdrawal charge percentage declines over time for each Premium in the contract. After a Premium has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Premium. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios, including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract, we may charge additional fees for those features. We apply a Premium Based Charge against Premiums that you make to your contract. The Premium Based Charge equals a percentage of each Premium, deducted over 7 years and varies with your investment amount. PLEASE SEE FEE TABLE, PURCHASING A POLARIS PLATINUM O-SERIES VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect the optional living benefit available under your contract for an additional fee. This living benefit is designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. This benefit can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing the optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.

You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the prescribed amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.

DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.


INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.



PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS. IF APPLICABLE, STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.(1)





MAXIMUM OWNER TRANSACTION EXPENSES



MAXIMUM PREMIUM BASED CHARGE


(as a percentage of each Purchase
  Payment)(2)............................   5.00%



MAXIMUM WITHDRAWAL CHARGES


(as a percentage of each Purchase
  Payment)(3)............................   6.00%


TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(4).......................................  $50 per year



SEPARATE ACCOUNT ANNUAL EXPENSES

(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Separate Account Fee(5).........................           0.95%
  Optional Maximum Anniversary Value Death Benefit
     Fee..........................................           0.25%
                                                             -----
     Total Separate Account Annual Expenses.......           1.20%
                                                             =====




ADDITIONAL OPTIONAL FEATURE FEE

You may elect the following optional Living Benefit which is a guaranteed minimum withdrawal benefit:


OPTIONAL SUNAMERICA INCOME BUILDER AND SUNAMERICA INCOME PLUS


(SunAmerica Income Plus is not available for election after May 1, 2013)


(calculated as a percentage of the Income Base)(6)



                                                 INITIAL               MAXIMUM
NUMBER OF COVERED PERSONS                    ANNUAL FEE RATE     ANNUAL FEE RATE(7)
-------------------------                 --------------------  --------------------
For One Covered Person..................          1.10%                 2.20%
For Two Covered Persons.................          1.35%                 2.70%



UNDERLYING FUND EXPENSES

(AS OF JANUARY 31, 2013)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL UNDERLYING FUND
EXPENSES(8)                         MINIMUM   MAXIMUM
----------------------------        -------   -------
(expenses that are deducted from
Underlying Funds of the Trusts,
including management fees, 12b-1
fees, if applicable, and other
expenses)........................    0.54%     1.55%



FOOTNOTES TO THE FEE TABLE:


(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE PREMIUM TAX AND STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX.


(2) Each Premium is subject to the Premium Based Charge deducted over a period of 7 years and is deducted quarterly from your contract value. PLEASE SEE EXPENSES SECTION BELOW.

                                           PREMIUM BASED CHARGE AS A     QUARTERLY PREMIUM
                                                 PERCENTAGE OF             BASED CHARGE
ACCUMULATED PREMIUM BREAKPOINT            PURCHASE PAYMENTS INVESTED   (OVER 7 YEAR PERIOD)
------------------------------            --------------------------   --------------------
Less than $50,000.......................             5.00%                    0.1786%
$50,000 but less than $100,000..........             4.50%                    0.1607%
$100,000 but less than $250,000.........             3.50%                    0.1250%
$250,000 but less than $500,000.........             2.50%                    0.0893%
$500,000 but less than $1,000,000.......             2.00%                    0.0714%
$1,000,000 or more......................             1.25%                    0.0446%




 The initial Premium Based Charge is determined by the sum of Premiums received during the first contract quarter and the Accumulated Premium Breakpoint achieved by that amount. After the first contract Quarter Anniversary, the Premium Based Charge for each subsequent Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved by the sum of Premiums as of the Premium receipt date. PLEASE SEE EXPENSES BELOW.

(3) Withdrawal Charge Schedule (as a percentage of each Premium withdrawn) declines over 7 years as follows and applies to each Premium starting on the Premium receipt date:

                                                                         YEARS SINCE PREMIUM RECEIPT
                                                           ------------------------------------------------------
ACCUMULATED PREMIUM BREAKPOINT                               1       2      3      4      5      6       7     8+
Less than $50,000.......................................     6%     5%     5%      4%     3%     2%     1%     0%
$50,000 but less than $100,000..........................    5.5%    5%     5%      4%     3%     2%     1%     0%
$100,000 but less than $250,000.........................    4.5%    4%     4%      3%     3%     2%     1%     0%
$250,000 but less than $500,000.........................    3.5%    3%     3%    2.25%    2%     2%     1%     0%
$500,000 but less than $1,000,000.......................     3%     2%     2%     1.5%    1%     1%     1%     0%
$1,000,000 or more......................................   2.25%   1.5%   1.5%     1%     1%   0.75%   0.5%    0%

 The Withdrawal Charge for each Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved as of the Premium receipt date. PLEASE SEE EXPENSES SECTION BELOW.

(4) The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more. The fee is deducted on a pro rata basis from your contract value on your contract anniversary.

(5) If you do not elect any optional features, your total separate account annual expenses would be 0.95%. If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 0.85% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.




(6) The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The fee is deducted from your contract value beginning with the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2013, please see APPENDIX F for a description of SunAmerica Income Plus.



(7) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME BUILDER FEE.


    Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio. The SunAmerica Dynamic Allocation Portfolio utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and the SunAmerica Dynamic Allocation Portfolio may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and the SunAmerica Dynamic Allocation Portfolio may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.

---------------------------------------------------------------------
                                                           MAXIMUM
                                                          ANNUALIZED
                                                           FEE RATE
                                                         DECREASE OR
                                              MINIMUM   INCREASE EACH
                                               ANNUAL      BENEFIT
 NUMBER OF COVERED PERSONS                    FEE RATE     QUARTER*
---------------------------------------------------------------------
---------------------------------------------------------------------
 One Covered Person                             0.60%      +/-0.25%
---------------------------------------------------------------------
 Two Covered Persons                            0.60%      +/-0.25%
---------------------------------------------------------------------



         * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).


(8) The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2013. The minimum expense is for an Underlying Fund of American Funds Insurance Series Portfolio Trust as of its fiscal year ended December 31, 2012. The Underlying Fund representing the maximum expense has a contractual fee waiver agreement in effect for a period of one year which reduces the management fee. Considering this fee waiver agreement, the maximum expense would be 1.53% for an Underlying Fund of SunAmerica Series Trust.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.20% including the Maximum Anniversary Value death benefit feature, the optional SunAmerica Income Builder feature (for the first year calculated at the initial annual fee rate of 1.35% and the maximum annual fee rate of 2.70% for the remaining years), a maximum Premium Based Charge of 5.00%, a maximum withdrawal charge of 6.00% and investment in an Underlying Fund with total expenses of 1.55%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,087     $2,218     $3,222     $5,622



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $487      $1,718     $2,922     $5,622





MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 0.95%, no election of optional features and investment in an Underlying Fund with total expenses of 0.54%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $828      $1,196     $1,482     $2,279



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $228       $696      $1,182     $2,279



EXPLANATION OF EXPENSE EXAMPLES

1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $75,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume Separate Account fees as indicated and that no transfer fees were imposed. A maximum Premium Based Charge of 5.00% and withdrawal charge of 6.00% is used in the Expense Examples because of the $10,000 investment amount. Your expenses may be lower if you are subject to a lower Premium Based Charge and Withdrawal Charge Schedule. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.


3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the SunAmerica Income Builder fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.

4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          THE POLARIS PLATINUM O-SERIES
                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     - Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.


This variable annuity was developed to help you plan for your retirement. In the Accumulation Phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.


The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     PURCHASING A POLARIS PLATINUM O-SERIES
                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.

------------------------------------------------------------------------------
                                                                  MINIMUM
                                                                 AUTOMATIC
                                              MINIMUM           SUBSEQUENT
                      MINIMUM INITIAL       SUBSEQUENT           PURCHASE
                     PURCHASE PAYMENT    PURCHASE PAYMENT         PAYMENT
------------------------------------------------------------------------------
     Qualified            $10,000              $500                $100
------------------------------------------------------------------------------
   Non-Qualified          $10,000              $500                $100
------------------------------------------------------------------------------





Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100. We will not accept subsequent Purchase Payments from contract owners age 86 or older.



We reserve the right to refuse any Purchase Payment. Specific parameters under which we may refuse or restrict Purchase Payments are outlined below, and in the Fixed Accounts and Living Benefits sections of the prospectus. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.



NON-NATURAL OWNERSHIP



A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.



Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.



MAXIMUM ISSUE AGE



We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR SPECIFIC INFORMATION.



TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD



The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


JOINT OWNERSHIP

We allow this contract to be jointly owned. We require that the joint Owners be spouses except in states that allow non-spouses to be joint Owners. The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. Other states allow same-sex partners to marry ("Same-Sex Spouses"). There are also states that require us to issue the contract to non-spousal joint Owners. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the IRC. Therefore, the ability of Domestic Partners, Same-Sex Spouses and non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.

ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:

American General Life Insurance Company
P.O. Box 100330
Pasadena, CA 91189-0330

US Life (New York contracts only)
P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

American General Life Insurance Company
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0330

US Life (New York contracts only)
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0357

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.


We determine the value of each Accumulation Unit at the close of the NYSE every business day, by multiplying the Accumulation Unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:



     1. dividing the net asset value per share of the Underlying Fund at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous business day; and



     2. multiplying it by one minus all applicable daily asset based charges.


We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our

Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.


If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.


If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").

     AMERICAN FUNDS INSURANCE SERIES -- CLASS 2 SHARES

     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment adviser to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Templeton VIP Founding Funds Allocation Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment adviser.

     Please see the Franklin Templeton Variable Insurance Products prospectus for details.

     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an affiliate of the Company. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.

     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     SEASONS SERIES TRUST -- CLASS 3 SHARES

     The Real Return Portfolio listed below is part of the Seasons Series Trust ("SST"). SAAMCo manages this Trust and generally engages subadvisers to provide investment advice for the Underlying Funds.

     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

          SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO

          SAST also offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio"). SAAMCo is the investment adviser of the Dynamic Allocation Portfolio. AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of the Dynamic Allocation Portfolio. The Dynamic Allocation Portfolio invests part of its assets as a Fund-of-Funds that in turn invests in Underlying Portfolios of the SAAMCo Managed Trusts.

          The Dynamic Allocation Portfolio has an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Dynamic Allocation Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadviser. The formula used by the Subadviser may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment adviser and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.


          CASH MANAGEMENT

          SAST also offers the Cash Management Variable Portfolio. During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.

           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

UNDERLYING FUNDS                            MANAGED BY:                                     TRUST     ASSET CLASS
----------------                            -----------                                     -----     -----------
Aggressive Growth                           Wells Capital Management Incorporated           SAST      STOCK
Alliance Growth                             AllianceBernstein L.P.                          SAST      STOCK
American Funds Asset Allocation             Capital Research and Management Company         AFIS      BALANCED
American Funds Global Growth                Capital Research and Management Company         AFIS      STOCK
American Funds Growth-Income                Capital Research and Management Company         AFIS      STOCK
American Funds Growth                       Capital Research and Management Company         AFIS      STOCK
Asset Allocation                            Edge Asset Management, Inc.                     AST       BALANCED
Balanced                                    J.P. Morgan Investment Management Inc.          SAST      BALANCED
Blue Chip Growth                            SunAmerica Asset Management Corp.               SAST      STOCK
Capital Appreciation                        Wellington Management Company, LLP              AST       STOCK
Capital Growth                              OppenheimerFunds, Inc.                          SAST      STOCK
Cash Management                             BofA Advisors, LLC                              SAST      CASH
Corporate Bond                              Federated Investment Management Company         SAST      BOND
Davis Venture Value                         Davis Selected Advisers, L.P.                   SAST      STOCK
"Dogs" of Wall Street                       SunAmerica Asset Management Corp.               SAST      STOCK
Emerging Markets                            J.P. Morgan Investment Management Inc.          SAST      STOCK
Equity Opportunities                        OppenheimerFunds, Inc.                          SAST      STOCK
Foreign Value                               Templeton Investment Counsel, LLC               SAST      STOCK
Franklin Income Securities Fund             Franklin Advisers, Inc.                         FTVIPT    BALANCED
Franklin Templeton VIP Founding Funds       Franklin Templeton Services, LLC
  Allocation Fund                                                                           FTVIPT    BALANCED
Fundamental Growth                          Wells Capital Management Incorporated           SAST      STOCK
Global Bond                                 Goldman Sachs Asset Management International    SAST      BOND
Global Equities                             J.P. Morgan Investment Management Inc.          SAST      STOCK
Government and Quality Bond                 Wellington Management Company, LLP              AST       BOND
Growth                                      Wellington Management Company, LLP              AST       STOCK
Growth-Income                               J.P. Morgan Investment Management Inc.          SAST      STOCK
Growth Opportunities                        Invesco Advisers, Inc.                          SAST      STOCK
High-Yield Bond                             PineBridge Investments LLC                      SAST      BOND
International Diversified Equities          Morgan Stanley Investment Management Inc.       SAST      STOCK
International Growth and Income             Putnam Investment Management, LLC               SAST      STOCK
Invesco V.I. American Franchise Fund,       Invesco Advisers, Inc.
  Series II Shares                                                                          AVIF      STOCK
Invesco V.I. Comstock Fund, Series II       Invesco Advisers, Inc.
  Shares                                                                                    AVIF      STOCK
Invesco V.I. Growth and Income Fund,        Invesco Advisers, Inc.
  Series II Shares                                                                          AVIF      STOCK
Lord Abbett Growth and Income               Lord, Abbett & Co. LLC                          LASF      STOCK
Lord Abbett Mid Cap Stock                   Lord, Abbett & Co. LLC                          LASF      STOCK
Marsico Focused Growth                      Marsico Capital Management, LLC                 SAST      STOCK
MFS Massachusetts Investors Trust           Massachusetts Financial Services Company        SAST      STOCK
MFS Total Return                            Massachusetts Financial Services Company        SAST      BALANCED
Mid-Cap Growth                              J.P. Morgan Investment Management Inc.          SAST      STOCK
Natural Resources                           Wellington Management Company, LLP              AST       STOCK
Real Estate                                 Davis Selected Advisers, L.P.                   SAST      STOCK
Real Return                                 Wellington Management Company, LLP              SST       BOND
Small & Mid Cap Value                       AllianceBernstein L.P.                          SAST      STOCK
Small Company Value                         Franklin Advisory Services, LLC                 SAST      STOCK
SunAmerica Dynamic Allocation Portfolio     SunAmerica Asset Management Corp. and
                                              AllianceBernstein L.P.                        SAST      BALANCED
Technology                                  Columbia Management Investment Advisers, LLC    SAST      STOCK
Telecom Utility                             Massachusetts Financial Services Company        SAST      STOCK
Total Return Bond                           Pacific Investment Management Company LLC       SAST      BOND



YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.SUNAMERICA.COM. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.


We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts. Allocations to the Fixed Accounts, including the Secure Value Account, are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.


There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.


There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.


We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

If you elect SunAmerica Income Builder, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with election of this Living Benefit and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME BUILDER?" UNDER OPTIONAL LIVING BENEFIT.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600, for the 12-month DCA Fixed Account ("1-Year DCA Fixed Account") is $1,200 and the 24-month DCA Fixed Account ("2-Year DCA Fixed Account") is $2,400. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instruction on file. The 6-month, 1-Year and 2-Year DCA Fixed Accounts may not be available in your state. Please check with your financial representative for availability.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

----------------------------------------------------------------
     MONTH        ACCUMULATION UNIT VALUE      UNITS PURCHASED
----------------------------------------------------------------

       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100
----------------------------------------------------------------


     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM


PROGRAM DESCRIPTION



This program may be offered to you at no additional cost to assist in diversifying your investment across various investment categories. The program allows you to invest in either one of the four Polaris Portfolio Allocator models ("Models"). Each Model is comprised of a carefully selected combination of Variable Portfolios representing various investment categories. The Models allocate amongst the various asset classes to attempt to match certain combinations of investor's investment time horizon and risk tolerance. Please consult your financial representative about investment in the program.


ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM


You may enroll in the program by electing a Model when you purchase your variable annuity, or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the Model most appropriate for you based on your financial needs, risk tolerance and investment horizon. You may request to discontinue the use of a Model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.



You may only invest in one Model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Model. If you attempt to split your investment in one or more Models, your investment may no longer be consistent with the Model's intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Model, such an investment may no longer be consistent with the Model's intended objectives. However, if you have elected the optional Living Benefit, pursuant to certain investment requirements, a portion of your investment can be allocated to the SunAmerica Dynamic Allocation Portfolio in addition to a Model.



You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Model, your investment may no longer be consistent with the Model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.



You can transfer 100% of your investment from one Model to another Model at any time; you will be transferred into the most current Model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.



A subsequent Purchase Payment will be invested in the same Model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.



REBALANCING THE POLARIS PORTFOLIO ALLOCATOR MODELS



You can elect to have your investment in the Model rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the Model you selected.



Over time, the Model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Model rebalanced at least annually, then your investment may no longer be consistent with the Model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult your financial representative about how to keep your Model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying funds in the models may mean that, over time, the Models no longer are consistent with their original investment goals.


If you have not elected the optional Living Benefit and choose to make investments outside of the Model, only those Variable Portfolios within the Model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Model cannot be rebalanced if you wish to maintain your current Model.


IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM



The Models are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Model should be revised or whether it remains appropriate to invest in accordance with any particular Model.



The program does not guarantee greater or more consistent returns. Future market and investment category performance may differ from the historical performance upon which the Models may have been built. Also, allocation to a single investment category may outperform a Model, so that you could have been better off investing in a single investment category than in a Model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single investment category. Further, there can be no assurance that any Variable Portfolio chosen for a particular Model will perform well or that its performance will closely reflect that of the investment category it is designed to represent.



The Models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Models can be obtained from your financial representative.

POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE MAY 1, 2013)



----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL A      MODEL B      MODEL C      MODEL D
----------------------------------------------------------------------------------------
 American Funds Global Growth             3.0%         4.0%         5.0%         7.0%
----------------------------------------------------------------------------------------
 American Funds Growth                    2.0%         2.0%         2.0%         4.0%
----------------------------------------------------------------------------------------
 American Funds Growth-Income             2.0%         2.0%         2.0%         6.0%
----------------------------------------------------------------------------------------
 Capital Appreciation                     5.0%         6.0%         7.0%         8.0%
----------------------------------------------------------------------------------------
 Corporate Bond                           9.0%         8.0%         7.0%         1.0%
----------------------------------------------------------------------------------------
 Davis Venture Value                      4.0%         4.0%         4.0%         6.0%
----------------------------------------------------------------------------------------
 "Dogs" of Wall Street                    3.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 Emerging Markets                         0.0%         1.0%         1.0%         1.0%
----------------------------------------------------------------------------------------
 Equity Opportunities                     2.0%         3.0%         4.0%         6.0%
----------------------------------------------------------------------------------------
 Foreign Value                            2.0%         3.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Global Bond                              3.0%         3.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Government and Quality Bond             10.0%         8.0%         7.0%         2.0%
----------------------------------------------------------------------------------------
 Growth-Income                            5.0%         6.0%         7.0%         8.0%
----------------------------------------------------------------------------------------
 Growth Opportunities                     0.0%         0.0%         0.0%         1.0%
----------------------------------------------------------------------------------------
 High-Yield Bond                          4.0%         2.0%         1.0%         0.0%
----------------------------------------------------------------------------------------
 International Diversified Equities       1.0%         1.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Invesco V.I. Comstock Fund, Series
  II Shares                               5.0%         7.0%         8.0%         8.0%
----------------------------------------------------------------------------------------
 Invesco V.I. Growth and Income
  Fund, Series II Shares                  6.0%         7.0%         8.0%         8.0%
----------------------------------------------------------------------------------------
 Lord Abbett Growth and Income            0.0%         0.0%         1.0%         2.0%
----------------------------------------------------------------------------------------
 Marsico Focused Growth                   1.0%         2.0%         3.0%         5.0%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust        8.0%         8.0%         8.0%         8.0%
----------------------------------------------------------------------------------------
 Real Return                             12.0%         8.0%         3.0%         0.0%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                    1.0%         1.0%         1.0%         2.0%
----------------------------------------------------------------------------------------
 Small Company Value                      0.0%         0.0%         1.0%         1.0%
----------------------------------------------------------------------------------------
 Total Return Bond                       12.0%        11.0%        10.0%         5.0%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------




The Models listed above are those that are currently available. We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.



The Models listed above are those that are currently available. The Models are reconfigured from time to time. However, once you invest in a Model, the percentages of your contract value allocated to each Variable Portfolio within a Model will not be changed by us. If you purchased your contract prior to May 1, 2013, any subsequent Purchase Payments will be invested in the same Model as your current investment and will not be invested in the Model allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Model in line with your investment goals over time.



If you invested in a Model or Sample Portfolio prior to May 1, 2013, PLEASE SEE THE POLARIS PORTFOLIO ALLOCATOR MODELS AND SAMPLE PORTFOLIOS APPENDIX, for additional information regarding the previous allocations of the Models or Sample Portfolio prior to that date.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE PROGRAM AT ANY TIME.

TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.sunamerica.com), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.


We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you should make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset

Rebalancing programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").

For example, if you made a transfer on August 16, 2011 and within the previous twelve months (from August 17, 2010 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2011 must be submitted by U.S. Mail (from August 17, 2011 through August 16,
2012).

U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

If you elect the optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract by making a systematic, partial, or total withdrawal, and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.


If you have elected an Optional Living Benefit and you take the Maximum Annual Withdrawal Amount, you may still take an additional amount under the Free Withdrawal provision without incurring a withdrawal charge. However, that additional amount will be treated as an Excess Withdrawal for purposes of calculating your Benefit Base and future income payments. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


FREE WITHDRAWAL AMOUNT

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. As a result, if you surrender your contract in the future while withdrawal charges are still applicable, you will not receive the benefit of any previous free withdrawals upon a full surrender for the purpose of calculating the withdrawal charge.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

When you make a partial withdrawal, we deduct it from any remaining annual free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you can also access your Purchase Payments that are no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges.

Your annual free withdrawal amount is the greater of:

     1) 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges; or

     2) The Maximum Annual Withdrawal Amount not yet withdrawn each contract year, if you elected a Living Benefit.

If you are taking required minimum distributions ("RMD") applicable to this contract only, current company practice is to waive any withdrawal charges applicable to those withdrawals.

The annual amounts withdrawn free of a withdrawal charge do not reduce the amount you invested for purposes of calculating the withdrawal charges (total Purchase Payments still subject to withdrawal charges). As a result, if you surrender your contract in the future while withdrawal charges are still applicable, any previous annual free withdrawal amount in the current contract year would then be subject to applicable withdrawal charges. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. If, in any contract year, you choose to take less than the full 10% free withdrawal amount, as described above, or the Maximum Annual Withdrawal Amount, if allowed under the Living Benefit you elected, then you may not carry over the unused amount as an annual free withdrawal in subsequent years.

We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal and the Accumulated Premium Breakpoint achieved based on the sum of all Purchase Payments. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge, any prior free withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features, if applicable. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract and your withdrawal charge based on your Accumulated Premium Breakpoint for the 3rd contract year is 4%. We will apply the following calculation:

A-(B x C)=D, where:
    A=Your contract value at the time of your request for withdrawal ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)
    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 4% is the applicable percentage) [B x C=$4,000]
    D=Your full contract value ($86,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100, after the withdrawal and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, a signature guarantee is generally required at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners; (5) we are on notice that this contract is the subject of a court proceeding, an arbitration, a regulatory matter or other legal action.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected an optional living benefit, withdrawals taken under the parameters of the feature that reduce contract value below the Minimum Contract Value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             OPTIONAL LIVING BENEFIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OVERVIEW OF LIVING BENEFIT

The optional Living Benefit, SUNAMERICA INCOME BUILDER(R), is designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect the optional Living Benefit, which is a guaranteed minimum withdrawal benefit, for an additional fee. The Living Benefit may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. Though the optional Living Benefit offers additional protections, the additional fee associated with the benefit has the impact of reducing the net investment return.

Please read carefully the more detailed description of the Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD ANALYZE THE LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE ELECTING.

SUNAMERICA INCOME BUILDER(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an annual Income Credit.

The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 6% Income Credit is only available in years when no withdrawals are taken. After the first 12 years, only the highest Anniversary Value increase may be available.

GENERAL INFORMATION APPLICABLE TO THE LIVING BENEFIT

You must invest in accordance with investment requirements outlined below.

The Living Benefit may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The Living Benefit guarantees that only certain Purchase Payments received during the first contract year are included in the Income Base.

This optional Living Benefit is designed for individuals and spouses. Thus, if a contract is jointly owned by non-spousal joint Owners, Domestic Partners or Same-Sex Spouses and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

Certain living benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2013, PLEASE SEE APPENDIX F FOR DETAILS REGARDING THOSE BENEFITS.

LIVING BENEFIT DEFINED TERMS

ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments (defined below). Continuation Contributions, if applicable, are included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.

BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.

BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.

BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.

BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.

CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.

COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.

ELIGIBLE PURCHASE PAYMENTS

Eligible Purchase Payments are 100% of the Purchase Payments made in the first contract year and are included in the calculation of the Income Base and the Income Credit Base. The calculation of Eligible Purchase Payments does not include Income Credits or the Continuation Contribution, if applicable. However, Continuation Contributions, if applicable, are included in the calculation of Anniversary Values. Total Purchase Payments are limited to $1,500,000 without prior Company approval.


EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, the total maximum Eligible Purchase Payment is $100,000. Eligible Purchase Payments will not include additional Purchase Payments made in contract year 2 and after.

EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year. This withdrawal may include, but is not limited to, any withdrawal taken in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.

INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.

INCOME CREDIT
An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:

-------------------------------------------------------------------
    INCOME CREDIT               INCOME CREDIT AVAILABILITY
-------------------------------------------------------------------
         6%           Available during the first 12 Benefit
                      Years -- the Income Credit is ELIMINATED in
                      years any withdrawal is taken
-------------------------------------------------------------------


INCOME CREDIT BASE
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.

INCOME CREDIT PERIOD
The period of time over which we calculate the Income Credit.

INELIGIBLE PURCHASE PAYMENTS
Purchase Payments received after the first Contract Year, as discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.

INVESTMENT REQUIREMENTS
We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME BUILDER?" below.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero. Currently, the Maximum Annual Withdrawal Percentage is the same as the Protected Income Payment Percentage.

PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.

PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.

SUNAMERICA INCOME BUILDER

How does SunAmerica Income Builder work?

The Living Benefit locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Eligible Purchase Payment. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.

What determines the amount I can receive each year?

The amount that you receive depends on the age of the Covered Person(s) at the time of first withdrawal and whether your contract value is greater than or equal to zero.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base or Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of the first withdrawal.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.

------------------------------------------------------------------------------
      NUMBER OF COVERED PERSONS
         AND AGE OF COVERED              MAXIMUM ANNUAL       PROTECTED INCOME
    PERSON AT FIRST WITHDRAWAL*      WITHDRAWAL PERCENTAGE  PAYMENT PERCENTAGE
------------------------------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)                         4.0%                  4.0%
------------------------------------------------------------------------------
 One Covered Person
 (Ages 65 and older)                          5.0%                  5.0%
------------------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)                         3.5%                  3.5%
------------------------------------------------------------------------------
 Two Covered Persons
 (Ages 65 and older)                          4.5%                  4.5%
------------------------------------------------------------------------------


    * If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.




Are there investment requirements if I elect a Living Benefit?



Yes, you must allocate your assets, including Purchase Payments and Continuation Contributions, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.



The Secure Value Account is only available for investment if you elect the living benefit. With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one-year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available or to the Variable Portfolios when the guarantee period ends.



You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.



You must allocate your assets in accordance with one of two options below:



--------------------------------------------------------------------------------------

------
 1     10% Secure         45% SunAmerica Dynamic Allocation Portfolio and 45% in
       Value Account      Polaris Portfolio Allocator Model A, B or C
--------------------------------------------------------------------------------------
 2     10% Secure         Up to 90% in one or more of the following individual
       Value Account      Variable Portfolios:

                           Cash Management
                           Corporate Bond
                           Global Bond
                           Government and Quality Bond
                           Real Return
                           SunAmerica Dynamic Allocation Portfolio
                           Total Return Bond
--------------------------------------------------------------------------------------



How do my investment requirements impact my feature and contract?

Before you elect the Living Benefit, you and your financial representative should carefully consider whether the investment requirements associated with this Living Benefit meet your investment objectives and risk tolerance.

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.

Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or the Fixed Account, if available. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program. PLEASE SEE "WHAT HAPPENS TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET REBALANCING PROGRAM INSTRUCTIONS IF I ELECT TO CANCEL SUNAMERICA INCOME BUILDER?" BELOW.

What are the factors used to calculate SunAmerica Income Builder?

The benefit offered by SunAmerica Income Builder is calculated by considering the factors described below.

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first contract year are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first contract year, you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments or Anniversary Values.

SECOND, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

SIXTH, we determine the INCOME CREDIT.

The Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if no withdrawals are taken in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person.

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by two factors: 1) whether there is one or two Covered Person(s); and 2) the age of the Covered Person at the time of first withdrawal.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

EIGHTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the highest Anniversary Value, if the Income Base is increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated on each Benefit Year Anniversary. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME BUILDER?" BELOW.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE

During the first Contract Year in which Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME BUILDER?" BELOW.

What are the effects of withdrawals on SunAmerica Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT THE LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Fixed Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

What is the fee for SunAmerica Income Builder?

The fee for SunAmerica Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:

----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------


* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio. The SunAmerica Dynamic Allocation Portfolio utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and the SunAmerica Dynamic Allocation Portfolio may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and the SunAmerica Dynamic Allocation Portfolio may increase its exposure to equity markets.


Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME BUILDER FEE.


Since the fee rate is assessed against the Income Base, an increase in the Income Base due to an addition of an Income Credit, higher Anniversary Value or addition of subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

PLEASE SEE ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO THE OPTIONAL LIVING BENEFIT BELOW FOR MORE INFORMATION REGARDING SUNAMERICA INCOME BUILDER.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO THE OPTIONAL LIVING BENEFIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


When and how may I elect a Living Benefit?



You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, the Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.

SUNAMERICA INCOME BUILDER -
IF YOU ELECT ONE COVERED PERSON:



---------------------------------------------------------------------
                                       COVERED PERSON
                       ----------------------------------------------
                        MINIMUM AGE              MAXIMUM AGE
---------------------------------------------------------------------
      One Owner              45                      80
---------------------------------------------------------------------
   Joint Owners(1)           45                      80
---------------------------------------------------------------------




SUNAMERICA INCOME BUILDER -
IF YOU ELECT TWO COVERED PERSONS:



----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE      MAXIMUM AGE      MINIMUM AGE      MAXIMUM AGE
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   Joint Owners(2)           45               80               45               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
      One Owner
    with Spousal             45               80               45             N/A(3)
     Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
      One Owner
    with Spousal             45               80               45             N/A(3)
     Beneficiary
----------------------------------------------------------------------------------------




(1) Based on the age of the older Owner.



(2) Based on the age of the younger Joint Owner.



(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected SunAmerica Income Builder, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.

What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DOES SUNAMERICA INCOME BUILDER WORK?" ABOVE.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increases to the Income Base for highest Anniversary Values, or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3. Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.

Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.

----------------------------------------------------------------------------------
              CANCELLATION                              CANCELLATION
            REQUEST RECEIVED                           EFFECTIVE DATE
----------------------------------------------------------------------------------
                 Years 1-5                      5th Benefit Year Anniversary
----------------------------------------------------------------------------------
                 Years 5+                   Benefit Quarter Anniversary following
                                           the receipt of the cancellation request
----------------------------------------------------------------------------------


Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. After the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.

What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel my Living Benefit?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to the Cash Management Variable Portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. Purchase Payments will no longer be allocated to the Secure Value Account after cancellation.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of your Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or Cash Management Variable Portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid resulting in the contract being terminated; or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.

BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program, if available, can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program and may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

If the Beneficiary elects the Extended Legacy Program, we will charge an annual Separate Account Charge of 0.85%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may transfer funds among the Variable Portfolios, subject to the same limitations and restrictions that applied to the original Owner. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).

INHERITED ACCOUNT PROGRAM

The Inherited Account Program, if available, can allow a beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company. The beneficiary of the transferred contract may elect the Inherited Account Program on the Inherited Account and Required Minimum Distribution Election Form along with a new contract application. The beneficiary of the transferred contract becomes the Owner of the contract issued by us.

There are certain restrictions applicable to the Inherited Account Program. No Purchase Payments are permitted after the contract has been issued. Optional Living Benefits cannot be elected under the Inherited Account Program. The contract may not be assigned and ownership may not be changed or jointly owned.

The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts. Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges. All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options. Upon your death, your designated Beneficiary will receive the standard death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

PLEASE CONSULT A QUALIFIED ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used for the standard death benefit, if you have elected the Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals. If cumulative withdrawals for the current contract year are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.

STANDARD DEATH BENEFIT

The standard death benefit is calculated differently depending on whether you have also elected the Living Benefit described above.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF THE LIVING BENEFIT:

If the contract is issued prior to your 86th birthday, the death benefit is the greater of:

     1. Contract value; or

     2. Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF THE LIVING
BENEFIT:

If the contract is issued prior to your 86th birthday, the death benefit is the greater of:

     1. Contract value; or

     2. Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT





For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is

0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.




The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the IRC. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract. If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original Owner. The Continuing Spouse may not terminate the optional Maximum Anniversary Value death benefit.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFIT ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expense is 0.95% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PREMIUM BASED CHARGE


A Premium Based Charge applies to all initial and subsequent Premiums you make to your contract and is deducted from your contract value on each Quarter Anniversary following the date each Premium is received by us. The Premium Based Charge equals a percentage of each Premium and is based on the Accumulated Premium Breakpoint achieved by the amount of the Premium or the sum of Premiums received by us, according to the table below. The Premium Based Charge reimburses us for distribution expenses, including commissions.


Each Premium is subject to a Premium Based Charge during the period beginning on the first Quarter Anniversary following the date the Premium is received by us and continuing for a total of 28 Quarter Anniversaries (over a 7 year period). Once the Premium Based Charge has been deducted for 28 Quarter Anniversaries, the Premium is no longer subject to the Premium Based Charge.

The Accumulated Premium Breakpoint that determines the Premium Based Charge percentage applicable on the first Quarter Anniversary is determined by the sum of Premiums received during the first contract quarter.

     For example, if you make an initial Premium of $40,000 during the first contract quarter, on the first Quarter Anniversary, the Accumulated Premium Breakpoint achieved is "Less than $50,000" and the corresponding Premium Based Charge percentage is 5.00%.

After the first Quarter Anniversary, the Accumulated Premium Breakpoint and Premium Based Charge percentage applicable to subsequent Premium(s) are determined by the sum of all Premiums previously received plus the subsequent Premium(s) when received by us. If the sum of Premiums results in a higher Accumulated Premium Breakpoint being achieved, the Premium Based Charge percentage applicable to the entire subsequent Premium will be based on the corresponding Accumulated Premium Breakpoint. Once a Premium Based Charge is set for a Premium, it is fixed for seven years and will not change for that Premium even if subsequent Premiums are received and/or withdrawals are taken.

     For example, assuming an initial Premium of $40,000, you make a subsequent Premium of $20,000 six months after the initial Premium. The sum of Premiums, $60,000, qualifies to meet the next Accumulated Premium Breakpoint of "$50,000 but less than $100,000" and the corresponding Premium Based Charge percentage of 4.50%. Therefore, the Premium Based Charge percentage for the entire $20,000 Premium would be 4.50%.


--------------------------------------------------------------------------
                                                            Quarterly
                                                             Premium
                                                          Based Charge
 Accumulated Premium                   Premium            (over 7 Year
  Breakpoint                        Based Charge             Period)
--------------------------------------------------------------------------
 Less than $50,000                      5.00%                0.1786%
 $50,000 but less than
  $100,000                              4.50%                0.1607%
 $100,000 but less than
  $250,000                              3.50%                0.1250%
 $250,000 but less than
  $500,000                              2.50%                0.0893%
 $500,000 but less than
  $1,000,000                            2.00%                0.0714%
 $100,000,000 or more                   1.25%                0.0446%

--------------------------------------------------------------------------


If you fully surrender your contract, we will not deduct any remaining Premium Based Charge from the amount surrendered. We will not assess a Premium Based Charge when we pay a death benefit, when you switch to the Income Phase and when there are no Premiums subject to the Premium Based Charge.

WITHDRAWAL CHARGE


The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses related to issuing your contract, and other acquisition expenses.


We apply a withdrawal charge against each Purchase Payment (also known as "Premium") you contribute to the contract. After a Premium has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Premium. The withdrawal charge percentage declines over time for each Premium in the contract.

The Accumulated Premium Breakpoint schedule below is used to determine the Withdrawal Charge Schedule applicable to each Premium as determined on the day we receive the Premium. The withdrawal charge applies to each Premium for 7 years. The Withdrawal Charge Schedule, once determined, will not change for that Premium even if subsequent Premiums are made or withdrawals are taken.

Your initial Accumulated Premium Breakpoint is determined by the amount of your initial Premium. Thereafter, the Accumulated Premium Breakpoint and withdrawal charge schedule applicable to subsequent Premiums are determined by the sum of all Premiums previously received plus the subsequent premium(s) when received by us.

You may reduce the applicable percentage but not the duration of your Withdrawal Charge Schedule by adding subsequent Premiums which may also allow you to achieve a higher Accumulated Premium Breakpoint. If a portion of a subsequent Premium results in a sum of Premiums that achieves a higher Accumulated Premium Breakpoint, according to the table below, then that entire subsequent Premium will be subject to the Withdrawal Charge Schedule applicable to the corresponding Accumulated Premium Breakpoint.

     For example, if you make an initial Premium of $40,000, the Accumulated Premium Breakpoint achieved is "Less than $50,000" and the corresponding Withdrawal Charge Schedule over 7 years is "6%, 5%, 5%, 4%, 3%, 2%, 1%, 0%." If you make a subsequent Premium of $20,000 six months later, the sum of Premiums, $60,000, qualifies for the next Accumulated Premium Breakpoint of "$50,000 but less than $100,000." Therefore, the corresponding Withdrawal Charge Schedule over 7 years for the entire $20,000 subsequent Premium would be "5.5%, 5%, 5%, 4%, 3%, 2%, 1%, 0%."

The Accumulated Premium Breakpoints and corresponding Withdrawal Charge Schedules are listed below:

WITHDRAWAL CHARGE SCHEDULE


----------------------------------------------------------------------------------------------------------------
                                                            YEARS SINCE RECEIPT OF EACH PREMIUM
                                          ----------------------------------------------------------------------
 ACCUMULATED
 PREMIUM
 BREAKPOINT                                  1        2        3        4        5        6        7        8+
----------------------------------------------------------------------------------------------------------------
 Less than $50,000                           6%       5%       5%       4%       3%       2%       1%       0%
----------------------------------------------------------------------------------------------------------------
 $50,000 but less than $100,000             5.5%      5%       5%       4%       3%       2%       1%       0%
----------------------------------------------------------------------------------------------------------------
 $100,000 but less than $250,000            4.5%      4%       4%       3%       3%       2%       1%       0%
----------------------------------------------------------------------------------------------------------------
 $250,000 but less than $500,000            3.5%      3%       3%     2.25%      2%       2%       1%       0%
----------------------------------------------------------------------------------------------------------------
 $500,000 but less than $1,000,000           3%       2%       2%      1.5%      1%       1%       1%       0%
----------------------------------------------------------------------------------------------------------------
 $1,000,000 or more                        2.25%     1.5%     1.5%      1%       1%     0.75%     0.5%      0%
----------------------------------------------------------------------------------------------------------------



When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, we reduce the withdrawn amount from the contract value by any applicable withdrawal charges. If you fully surrender your contract, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase. Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.


There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


12b-1 FEES

Certain Underlying Funds available in this product assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds), and Class 2 shares of American Funds Insurance Series and Franklin Templeton Variable Insurance Products Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE


We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL LIVING BENEFIT FEE

The SunAmerica Income Builder Living Benefit fee will be calculated as a percentage of the Income Base for all years in which the Living Benefit is in effect. The fee depends on whether you elect to cover one or two lives.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------


* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).


The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each "Benefit Quarter Anniversary," we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX
C -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME BUILDER FEE.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

PREMIUM TAX


Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be in the range of 0.25% to 5.00% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    PAYMENTS IN CONNECTION WITH DISTRIBUTION
                                 OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and SunAmerica Capital Services, Inc. ("SACS"), the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.00% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 0.25% of contract value annually.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2012 in the Statement of Additional Information which is available upon request.


We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             ANNUITY INCOME OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE INCOME PHASE

WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.

WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.


If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below for contracts issued in New York. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first business day of the month following your 95th birthday. For contracts issued in the state of New York, we can extend the Accumulation Phase from age 90 to the first business day of the month following your 95th birthday upon your request. In accordance with the Company's final settlement of a multi-state audit and market conduct examination, and other related state regulatory inquiries regarding unclaimed property, if your contract was issued in New York with a Latest Annuity Date of age 90, you must notify us that you want to extend the Accumulation Phase to your 95th birthday. Please see LEGAL PROCEEDINGS for more information about the settlement and our enhanced practices related to the handling of unclaimed property.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.

WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.

ANNUITY INCOME OPTIONS


You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.


We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD


This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments. The sum of remaining guaranteed variable annuity income payments is discounted at a rate of no less than 8% in order to determine the discounted present value.


The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFIT.

FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.


The value of fixed annuity income payments, if elected, is based on the guaranteed minimum interest rate specified in your contract and will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS BASED ON THE INTERNAL REVENUE CODE ("IRC"), TREASURY REGULATIONS AND INTERPRETATIONS EXISTING AS OF THE DATE OF THIS PROSPECTUS AND GENERALLY DOES NOT ADDRESS STATE OR LOCAL TAXATION ISSUES OR QUESTIONS. DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.


ANNUITY CONTRACTS IN GENERAL


The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.



If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.



If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.



Examples of qualified plans or arrangements are: traditional (pre-tax) IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) deferred compensation plans. Typically, for employer plans and tax deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.


AGGREGATION OF CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued after October 21, 1988 by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS


If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:



     - after attaining age 59 1/2;



     - when paid to your Beneficiary after you die;



     - after you become disabled (as defined in the IRC);



     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;



     - under an immediate annuity contract;



     - when attributable to Purchase Payments made prior to August 14, 1982.



On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.



A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.



The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:



     - after attainment of age 59 1/2;



     - when paid to your Beneficiary after you die;



     - after you become disabled (as defined in the IRC);



     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;



     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);



     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;



     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);



     - for payment of health insurance if you are unemployed and meet certain requirements;



     - distributions from IRAs for qualifying higher education expenses or first home purchases;



     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;



     - payments to certain reservists called up for active duty after September 11, 2001; and



     - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.



The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA) contract. Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer;
(3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.



Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.



Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.



On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.



Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.



If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or separate from service, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.



If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.



You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.



Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.



IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS


The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.



Enhanced death benefits are used as investment protection and are not expected to rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.



If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


TAX TREATMENT OF OPTIONAL LIVING BENEFITS


Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION


A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.



Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT


If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.



The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL


The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.



The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.



These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE DISTRIBUTOR

SunAmerica Capital Services, Inc. ("SACS"), Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. SACS, an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by SACS in connection with the distribution of the contracts.

THE COMPANY

AMERICAN GENERAL LIFE INSURANCE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.


Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("AGL Merger"). Before the AGL Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the AGL Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.



The AGL Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The AGL Merger also did not result in any adverse tax consequences for any contract Owners.



Until we update all the forms to reflect the SunAmerica Annuity merger into AGL, we may provide you with forms, statements or reports that still reflect SunAmerica Annuity as the issuer. You may also contact AGL at its Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number:
(800) 445-7862.


THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is One World Financial Center, 200 Liberty Street, New York, New York 10281. US Life conducts life insurance and annuity business primarily in the state of New York.

Effective December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica"), a former affiliate of US Life, merged with and into US Life ("US Life Merger"). Before the US Life Merger, contracts in New York were issued by First SunAmerica. Upon the US Life Merger, all contractual obligations of First SunAmerica became obligations of US Life.

The US Life Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from First SunAmerica to US Life. The US Life Merger also did not result in any adverse tax consequences for any contract Owners.

OWNERSHIP STRUCTURE OF THE COMPANY

AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL and US Life are regulated for the benefit of policy owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's and US Life's operations.


AIG is a leading international insurance organization serving customers in more than 130 countries. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.



Through a series of transactions that closed on January 14, 2011, AIG exchanged various forms of government support for AIG Common Stock, and the Department of the Treasury became AIG's majority shareholder, with approximately 92 percent of outstanding AIG Common Stock at that time. The Department of the Treasury, as selling shareholder, sold all of its shares of AIG Common Stock through six registered public offerings completed in 2011 and 2012, with the sale of the Department of the Treasury's last remaining AIG shares on December 14, 2012.



The transactions described above do not alter our obligations to you. More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov. For information on how to locate these documents, SEE FINANCIAL STATEMENTS, BELOW.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.

THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Annuity Account Seven was a separate account of SunAmerica Annuity, originally established under Arizona law on August 28, 1998. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Annuity Account Seven was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate

Account was transferred to and became a separate account of US Life under New York law.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.

THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.

THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.

INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account and AIG are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:


By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.

LEGAL PROCEEDINGS


The Company received and responded to industry-wide regulatory inquiries, including a multi-state audit and market conduct examination covering compliance with unclaimed property laws and a directive from the New York Department of Financial Services regarding claims settlement practices and other related state regulatory inquiries. AIG paid an $11 million regulatory assessment to the various state insurance departments that are parties to a regulatory settlement to defray costs of their examinations and monitoring. AGL paid $7.0 million of this amount and US Life paid $3.2 million of this amount. Although the Company has enhanced its claims practices to include use of the Social Security Administration Death Master File (SSDMF), it is possible that the settlement remediation requirements, remaining inquiries, other regulatory activity or litigation could result in the payment of additional amounts. AIG has also received a demand letter from a purported AIG shareholder requesting that the Board of Directors investigate these matters, and bring appropriate legal proceedings against any person identified by the investigation as engaging in misconduct. The Company believes it has adequately reserved for such claims, but there can be no assurance that the ultimate cost will not vary, perhaps materially, from its estimate.



In addition, the state of West Virginia has two lawsuits pending against AGL relating to alleged violations of the West Virginia Uniform Unclaimed Property Act, in connection with policies issued by AGL and by American General Life and Accident Insurance Company (which merged into AGL on December 31, 2012). The State of West Virginia has also filed similar lawsuits against other insurers.



In addition, AGL invested a total of $490.7 million in WG Trading Company, L.P. ("WG Trading") in two separate transactions. AGL received back a total amount of $567.2 million from these investments. In August 2010, a court-appointed Receiver filed a lawsuit against AGL and other defendants seeking to recover any funds distributed in excess of the entities' investments. The Receiver asserts that WG Trading and WG Trading Investors, L.P. were operated as a "ponzi" scheme.



There are no pending legal proceedings affecting the Separate Accounts. Various lawsuits against AGL and US Life have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of AGL and US Life, such as through financial examinations, market conduct exams or regulatory inquiries.



As of April 30, 2013, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.


REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   CONTENTS OF
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.


Separate Account and the Company
General Account
Information Regarding the Use of the Volatility Index ("VIX")
Performance Data
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing Payments
Distribution of Contracts
Financial Statements

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
          AGL (FORMERLY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)
                         (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                           FISCAL YEAR
                                                                             INCEPTION        ENDED
VARIABLE PORTFOLIOS                                                         TO 12/31/11      12/31/12
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$9.186      (a)$8.071
                                                                            (b)$9.027      (b)$7.920
          Ending AUV....................................................    (a)$8.071      (a)$9.268
                                                                            (b)$7.920      (b)$9.072
          Ending Number of AUs..........................................    (a)6,372       (a)47,170
                                                                            (b)1,192       (b)4,060
------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$8.868      (a)$7.973
                                                                            (b)$8.643      (b)$7.761
          Ending AUV....................................................    (a)$7.973      (a)$9.186
                                                                            (b)$7.761      (b)$8.919
          Ending Number of AUs..........................................    (a)1,215       (a)2,979
                                                                            (b)753         (b)12,322
------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$17.947     (a)$16.830
                                                                            (b)$17.578     (b)$16.462
          Ending AUV....................................................    (a)$16.830     (a)$19.369
                                                                            (b)$16.462     (b)$18.899
          Ending Number of AUs..........................................    (a)65,422      (a)283,275
                                                                            (b)42,796      (b)176,845
------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$26.449     (a)$21.959
                                                                            (b)$25.903     (b)$21.466
          Ending AUV....................................................    (a)$21.959     (a)$26.658
                                                                            (b)$21.466     (b)$25.995
          Ending Number of AUs..........................................    (a)270,895     (a)781,363
                                                                            (b)102,392     (b)282,716
------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$22.729     (a)$19.852
                                                                            (b)$22.255     (b)$19.399
          Ending AUV....................................................    (a)$19.852     (a)$23.182
                                                                            (b)$19.399     (b)$22.596
          Ending Number of AUs..........................................    (a)159,147     (a)564,497
                                                                            (b)59,818      (b)197,362
------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$18.541     (a)$16.840
                                                                            (b)$18.138     (b)$16.466
          Ending AUV....................................................    (a)$16.840     (a)$19.597
                                                                            (b)$16.466     (b)$19.113
          Ending Number of AUs..........................................    (a)62,260      (a)257,147
                                                                            (b)28,809      (b)148,716
------------------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$16.239     (a)$15.279
                                                                            (b)$15.831     (b)$14.893
          Ending AUV....................................................    (a)$15.279     (a)$16.900
                                                                            (b)$14.893     (b)$16.432
          Ending Number of AUs..........................................    (a)30,480      (a)80,514
                                                                            (b)9,141       (b)28,373
------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
          AGL (FORMERLY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)
                   (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                           FISCAL YEAR
                                                                             INCEPTION        ENDED
VARIABLE PORTFOLIOS                                                         TO 12/31/11      12/31/12
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$10.666     (a)$10.211
                                                                            (b)$10.329     (b)$9.877
          Ending AUV....................................................    (a)$10.211     (a)$11.414
                                                                            (b)$9.877      (b)$11.013
          Ending Number of AUs..........................................    (a)45,572      (a)156,951
                                                                            (b)22,478      (b)85,495
------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$6.662      (a)$5.841
                                                                            (b)$6.449      (b)$5.647
          Ending AUV....................................................    (a)$5.841      (a)$6.439
                                                                            (b)$5.647      (b)$6.210
          Ending Number of AUs..........................................    (a)47,145      (a)79,716
                                                                            (b)15,429      (b)42,508
------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$19.597     (a)$15.803
                                                                            (b)$19.084     (b)$15.371
          Ending AUV....................................................    (a)$15.803     (a)$19.346
                                                                            (b)$15.371     (b)$18.770
          Ending Number of AUs..........................................    (a)87,337      (a)229,299
                                                                            (b)33,688      (b)102,113
------------------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$8.353      (a)$7.600
                                                                            (b)$8.137      (b)$7.392
          Ending AUV....................................................    (a)$7.600      (a)$8.555
                                                                            (b)$7.392      (b)$8.301
          Ending Number of AUs..........................................    (a)4,175       (a)11,912
                                                                            (b)1,880       (b)18,635
------------------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$11.571     (a)$11.462
                                                                            (b)$11.229     (b)$11.109
          Ending AUV....................................................    (a)$11.462     (a)$11.298
                                                                            (b)$11.109     (b)$10.923
          Ending Number of AUs..........................................    (a)86,712      (a)18,429
                                                                            (b)6,946       (b)10,863
------------------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$20.639     (a)$20.981
                                                                            (b)$20.110     (b)$20.411
          Ending AUV....................................................    (a)$20.981     (a)$23.097
                                                                            (b)$20.411     (b)$22.413
          Ending Number of AUs..........................................    (a)209,299     (a)723,026
                                                                            (b)76,302      (b)269,050
------------------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$15.617     (a)$13.819
                                                                            (b)$15.218     (b)$13.442
          Ending AUV....................................................    (a)$13.819     (a)$15.390
                                                                            (b)$13.442     (b)$14.933
          Ending Number of AUs..........................................    (a)105,832     (a)325,559
                                                                            (b)46,028      (b)156,838
------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
          AGL (FORMERLY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)
                   (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                           FISCAL YEAR
                                                                            INCEPTION         ENDED
VARIABLE PORTFOLIOS                                                        TO 12/31/11      12/31/12
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$16.246     (a)$16.665
                                                                           (b)$15.829     (b)$16.210
          Ending AUV...................................................    (a)$16.665     (a)$18.742
                                                                           (b)$16.210     (b)$18.185
          Ending Number of AUs.........................................    (a)2,212       (a)107,479
                                                                           (b)720         (b)29,440
------------------------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$30.757     (a)$21.511
                                                                           (b)$30.036     (b)$20.985
          Ending AUV...................................................    (a)$21.511     (a)$25.240
                                                                           (b)$20.985     (b)$24.562
          Ending Number of AUs.........................................    (a)14,205      (a)44,043
                                                                           (b)4,925       (b)20,914
------------------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$12.830     (a)$12.055
                                                                           (b)$12.508     (b)$11.747
          Ending AUV...................................................    (a)$12.055     (a)$13.919
                                                                           (b)$11.747     (b)$13.529
          Ending Number of AUs.........................................    (a)549         (a)63,131
                                                                           (b)256         (b)23,090
------------------------------------------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$10.932     (a)$8.512
                                                                           (b)$10.797     (b)$8.394
          Ending AUV...................................................    (a)$8.512      (a)$10.058
                                                                           (b)$8.394      (b)$9.894
          Ending Number of AUs.........................................    (a)835,489     (a)2,423,961
                                                                           (b)317,609     (b)880,087
------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$11.401     (a)$10.781
                                                                           (b)$11.330     (b)$10.702
          Ending AUV...................................................    (a)$10.781     (a)$12.030
                                                                           (b)$10.702     (b)$11.912
          Ending Number of AUs.........................................    (a)90,666      (a)323,638
                                                                           (b)54,410      (b)203,548
------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$10.236     (a)$9.184
                                                                           (b)$10.159     (b)$9.094
          Ending AUV...................................................    (a)$9.184      (a)$10.492
                                                                           (b)$9.094      (b)$10.364
          Ending Number of AUs.........................................    (a)24,669      (a)48,018
                                                                           (b)16,233      (b)44,018
------------------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$7.776      (a)$6.690
                                                                           (b)$7.534      (b)$6.478
          Ending AUV...................................................    (a)$6.690      (a)$7.678
                                                                           (b)$6.478      (b)$7.416
          Ending Number of AUs.........................................    (a)914         (a)21,844
                                                                           (b)2,619       (b)8,597
------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
          AGL (FORMERLY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)
                   (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                           FISCAL YEAR
                                                                            INCEPTION         ENDED
VARIABLE PORTFOLIOS                                                        TO 12/31/11      12/31/12
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$17.798     (a)$18.000
                                                                           (b)$17.353     (b)$17.517
          Ending AUV...................................................    (a)$18.000     (a)$18.476
                                                                           (b)$17.517     (b)$17.936
          Ending Number of AUs.........................................    (a)54,780      (a)212,230
                                                                           (b)29,682      (b)101,468
------------------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$10.629     (a)$8.628
                                                                           (b)$10.397     (b)$8.427
          Ending AUV...................................................    (a)$8.628      (a)$9.964
                                                                           (b)$8.427      (b)$9.708
          Ending Number of AUs.........................................    (a)4,043       (a)21,471
                                                                           (b)339         (b)4,336
------------------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$16.109     (a)$16.858
                                                                           (b)$15.704     (b)$16.406
          Ending AUV...................................................    (a)$16.858     (a)$17.288
                                                                           (b)$16.406     (b)$16.783
          Ending Number of AUs.........................................    (a)534,665     (a)2,089,739
                                                                           (b)215,470     (b)713,384
------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$7.018      (a)$5.992
                                                                           (b)$7.243      (b)$6.175
          Ending AUV...................................................    (a)$5.992      (a)$6.960
                                                                           (b)$6.175      (b)$7.155
          Ending Number of AUs.........................................    (a)184,748     (a)588,293
                                                                           (b)57,026      (b)205,912
------------------------------------------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$13.475     (a)$11.594
                                                                           (b)$13.113     (b)$11.266
          Ending AUV...................................................    (a)$11.594     (a)$13.056
                                                                           (b)$11.266     (b)$12.655
          Ending Number of AUs.........................................    (a)6,968       (a)16,419
                                                                           (b)3,009       (b)13,611
------------------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$9.848      (a)$9.621
                                                                           (b)$9.550      (b)$9.319
          Ending AUV...................................................    (a)$9.621      (a)$10.813
                                                                           (b)$9.319      (b)$10.447
          Ending Number of AUs.........................................    (a)122,533     (a)527,638
                                                                           (b)48,299      (b)233,062
------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$17.044     (a)$16.585
                                                                           (b)$16.634     (b)$16.160
          Ending AUV...................................................    (a)$16.585     (a)$19.171
                                                                           (b)$16.160     (b)$18.633
          Ending Number of AUs.........................................    (a)25,720      (a)119,103
                                                                           (b)16,822      (b)73,704
------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
          AGL (FORMERLY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)
                   (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                           FISCAL YEAR
                                                                            INCEPTION         ENDED
VARIABLE PORTFOLIOS                                                        TO 12/31/11      12/31/12
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$10.002     (a)$7.748
                                                                           (b)$9.757      (b)$7.551
          Ending AUV...................................................    (a)$7.748      (a)$8.984
                                                                           (b)$7.551      (b)$8.733
          Ending Number of AUs.........................................    (a)4,630       (a)107,738
                                                                           (b)3,042       (b)44,344
------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$12.601     (a)$9.805
                                                                           (b)$12.288     (b)$9.552
          Ending AUV...................................................    (a)$9.805      (a)$11.751
                                                                           (b)$9.552      (b)$11.419
          Ending Number of AUs.........................................    (a)2,783       (a)5,601
                                                                           (b)7,614       (b)11,082
------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE, CLASS II SHARES - AVIF*
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$12.278     (a)$10.563
                                                                           (b)$12.033     (b)$10.337
          Ending AUV...................................................    (a)$10.563     (a)$11.864
                                                                           (b)$10.337     (b)$11.581
          Ending Number of AUs.........................................    (a)3,172       (a)14,257
                                                                           (b)2,616       (b)7,962
------------------------------------------------------------------------------------------------------
INVESCO V.I. COMSTOCK, CLASS II SHARES - AVIF*
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$14.357     (a)$12.778
                                                                           (b)$14.024     (b)$12.460
          Ending AUV...................................................    (a)$12.778     (a)$15.052
                                                                           (b)$12.460     (b)$14.641
          Ending Number of AUs.........................................    (a)422,878     (a)1,265,557
                                                                           (b)166,297     (b)465,809
------------------------------------------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME, CLASS II SHARES - AVIF*
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$16.204     (a)$14.484
                                                                           (b)$15.799     (b)$14.102
          Ending AUV...................................................    (a)$14.484     (a)$16.406
                                                                           (b)$14.102     (b)$15.933
          Ending Number of AUs.........................................    (a)487,187     (a)1,470,919
                                                                           (b)196,752     (b)544,102
------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$13.438     (a)$11.716
                                                                           (b)$13.140     (b)$11.440
          Ending AUV...................................................    (a)$11.716     (a)$13.008
                                                                           (b)$11.440     (b)$12.670
          Ending Number of AUs.........................................    (a)61,706      (a)162,555
                                                                           (b)20,038      (b)70,267
------------------------------------------------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$15.990     (a)$13.869
                                                                           (b)$15.634     (b)$13.544
          Ending AUV...................................................    (a)$13.869     (a)$15.735
                                                                           (b)$13.544     (b)$15.329
          Ending Number of AUs.........................................    (a)24,441      (a)39,093
                                                                           (b)8,043       (b)21,620
------------------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

 * On May 1, 2013, the Invesco Van Kampen V.I. American Franchise Fund was renamed as the Invesco V.I. American Franchise Fund, the Invesco Van Kampen V.I. Comstock Fund was renamed as the Invesco V.I. Comstock Fund, and the Invesco Van Kampen V.I. Growth and Income Fund was renamed as the Invesco V.I. Growth and Income Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
          AGL (FORMERLY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)
                   (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                           FISCAL YEAR
                                                                            INCEPTION         ENDED
VARIABLE PORTFOLIOS                                                        TO 12/31/11      12/31/12
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$10.965     (a)$9.987
                                                                           (b)$10.829     (b)$9.851
          Ending AUV...................................................    (a)$9.987      (a)$10.979
                                                                           (b)$9.851      (b)$10.801
          Ending Number of AUs.........................................    (a)32,760      (a)118,980
                                                                           (b)10,869      (b)51,805
------------------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$11.937     (a)$10.731
                                                                           (b)$11.493     (b)$10.313
          Ending AUV...................................................    (a)$10.731     (a)$12.633
                                                                           (b)$10.313     (b)$12.112
          Ending Number of AUs.........................................    (a)374,486     (a)1,213,283
                                                                           (b)152,649     (b)471,429
------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$17.107     (a)$16.312
                                                                           (b)$16.673     (b)$15.869
          Ending AUV...................................................    (a)$16.312     (a)$17.942
                                                                           (b)$15.869     (b)$17.410
          Ending Number of AUs.........................................    (a)56,871      (a)305,199
                                                                           (b)23,457      (b)130,424
------------------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$11.022     (a)$9.342
                                                                           (b)$10.745     (b)$9.092
          Ending AUV...................................................    (a)$9.342      (a)$10.712
                                                                           (b)$9.092      (b)$10.399
          Ending Number of AUs.........................................    (a)296,738     (a)893,032
                                                                           (b)117,515     (b)321,811
------------------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$13.331     (a)$9.732
                                                                           (b)$13.169     (b)$9.599
          Ending AUV...................................................    (a)$9.732      (a)$9.955
                                                                           (b)$9.599      (b)$9.794
          Ending Number of AUs.........................................    (a)13,784      (a)25,356
                                                                           (b)11,311      (b)25,779
------------------------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$30.525     (a)$29.272
                                                                           (b)$29.758     (b)$28.498
          Ending AUV...................................................    (a)$29.272     (a)$33.907
                                                                           (b)$28.498     (b)$32.929
          Ending Number of AUs.........................................    (a)34,676      (a)109,524
                                                                           (b)12,111      (b)45,604
------------------------------------------------------------------------------------------------------
REAL RETURN - Seasons Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$11.949     (a)$12.229
                                                                           (b)$11.971     (b)$12.234
          Ending AUV...................................................    (a)$12.229     (a)$12.572
                                                                           (b)$12.234     (b)$12.546
          Ending Number of AUs.........................................    (a)208,508     (a)812,988
                                                                           (b)77,601      (b)322,975
------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
          AGL (FORMERLY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)
                   (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                           FISCAL YEAR
                                                                            INCEPTION         ENDED
VARIABLE PORTFOLIOS                                                        TO 12/31/11      12/31/12
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
SMALL AND MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$12.742     (a)$10.739
                                                                           (b)$12.582     (b)$10.587
          Ending AUV...................................................    (a)$10.739     (a)$12.584
                                                                           (b)$10.587     (b)$12.375
          Ending Number of AUs.........................................    (a)177,599     (a)460,187
                                                                           (b)66,272      (b)200,196
------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$10.762     (a)$9.644
                                                                           (b)$10.628     (b)$9.508
          Ending AUV...................................................    (a)$9.644      (a)$11.231
                                                                           (b)$9.508      (b)$11.046
          Ending Number of AUs.........................................    (a)223,090     (a)588,617
                                                                           (b)83,489      (b)217,286
------------------------------------------------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION - SAST Class 3 Shares
(Inception Date - 4/30/12)
          Beginning AUV................................................    (a)N/A         (a)$10.451
                                                                           (b)N/A         (b)$10.451
          Ending AUV...................................................    (a)N/A         (a)$10.569
                                                                           (b)N/A         (b)$10.550
          Ending Number of AUs.........................................    (a)N/A         (a)5,609,641
                                                                           (b)N/A         (b)1,127,815
------------------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$2.535      (a)$2.264
                                                                           (b)$2.441      (b)$2.185
          Ending AUV...................................................    (a)$2.264      (a)$2.411
                                                                           (b)$2.185      (b)$2.321
          Ending Number of AUs.........................................    (a)15,580      (a)24,726
                                                                           (b)476         (b)26,486
------------------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$12.961     (a)$12.212
                                                                           (b)$12.652     (b)$11.910
          Ending AUV...................................................    (a)$12.212     (a)$13.693
                                                                           (b)$11.910     (b)$13.321
          Ending Number of AUs.........................................    (a)2,103       (a)20,364
                                                                           (b)2,187       (b)9,476
------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV................................................    (a)$18.838     (a)$19.529
                                                                           (b)$18.374     (b)$19.022
          Ending AUV...................................................    (a)$19.529     (a)$20.700
                                                                           (b)$19.022     (b)$20.112
          Ending Number of AUs.........................................    (a)651,411     (a)2,046,081
                                                                           (b)255,924     (b)764,908
------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                           FISCAL YEAR
                                                                             INCEPTION        ENDED
VARIABLE PORTFOLIOS                                                         TO 12/31/11      12/31/12
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$9.186      (a)$8.071
                                                                            (b)$9.027      (b)$7.920
          Ending AUV....................................................    (a)$8.071      (a)$9.268
                                                                            (b)$7.920      (b)$9.072
          Ending Number of AUs..........................................    (a)0           (a)0
                                                                            (b)0           (b)0
------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$8.868      (a)$7.973
                                                                            (b)$8.643      (b)$7.761
          Ending AUV....................................................    (a)$7.973      (a)$9.186
                                                                            (b)$7.761      (b)$8.919
          Ending Number of AUs..........................................    (a)0           (a)0
                                                                            (b)0           (b)0
------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$17.947     (a)$16.830
                                                                            (b)$17.578     (b)$16.462
          Ending AUV....................................................    (a)$16.830     (a)$19.369
                                                                            (b)$16.462     (b)$18.899
          Ending Number of AUs..........................................    (a)1,637       (a)2,830
                                                                            (b)174         (b)1,756
------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$26.449     (a)$21.959
                                                                            (b)$25.903     (b)$21.466
          Ending AUV....................................................    (a)$21.959     (a)$26.658
                                                                            (b)$21.466     (b)$25.995
          Ending Number of AUs..........................................    (a)4,914       (a)7,676
                                                                            (b)2,284       (b)5,672
------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$22.729     (a)$19.852
                                                                            (b)$22.255     (b)$19.399
          Ending AUV....................................................    (a)$19.852     (a)$23.182
                                                                            (b)$19.399     (b)$22.596
          Ending Number of AUs..........................................    (a)2,492       (a)4,707
                                                                            (b)983         (b)3,460
------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$18.541     (a)$16.840
                                                                            (b)$18.138     (b)$16.466
          Ending AUV....................................................    (a)$16.840     (a)$19.597
                                                                            (b)$16.466     (b)$19.113
          Ending Number of AUs..........................................    (a)567         (a)1,256
                                                                            (b)958         (b)1,263
------------------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$16.239     (a)$15.279
                                                                            (b)$15.831     (b)$14.893
          Ending AUV....................................................    (a)$15.279     (a)$16.900
                                                                            (b)$14.893     (b)$16.432
          Ending Number of AUs..........................................    (a)2,948       (a)4,259
                                                                            (b)0           (b)1,331
------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                           FISCAL YEAR
                                                                             INCEPTION        ENDED
VARIABLE PORTFOLIOS                                                         TO 12/31/11      12/31/12
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$10.666     (a)$10.211
                                                                            (b)$10.329     (b)$9.877
          Ending AUV....................................................    (a)$10.211     (a)$11.414
                                                                            (b)$9.877      (b)$11.013
          Ending Number of AUs..........................................    (a)4,062       (a)5,842
                                                                            (b)337         (b)28,432
------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$6.662      (a)$5.841
                                                                            (b)$6.449      (b)$5.647
          Ending AUV....................................................    (a)$5.841      (a)$6.439
                                                                            (b)$5.647      (b)$6.210
          Ending Number of AUs..........................................    (a)846         (a)885
                                                                            (b)961         (b)1,756
------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$19.597     (a)$15.803
                                                                            (b)$19.084     (b)$15.371
          Ending AUV....................................................    (a)$15.803     (a)$19.346
                                                                            (b)$15.371     (b)$18.770
          Ending Number of AUs..........................................    (a)1,684       (a)2,125
                                                                            (b)858         (b)1,492
------------------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$8.353      (a)$7.600
                                                                            (b)$8.137      (b)$7.392
          Ending AUV....................................................    (a)$7.600      (a)$8.555
                                                                            (b)$7.392      (b)$8.301
          Ending Number of AUs..........................................    (a)0           (a)0
                                                                            (b)0           (b)0
------------------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$11.571     (a)$11.462
                                                                            (b)$11.229     (b)$11.109
          Ending AUV....................................................    (a)$11.462     (a)$11.298
                                                                            (b)$11.109     (b)$10.923
          Ending Number of AUs..........................................    (a)1           (a)1
                                                                            (b)0           (b)0
------------------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$20.639     (a)$20.981
                                                                            (b)$20.110     (b)$20.411
          Ending AUV....................................................    (a)$20.981     (a)$23.097
                                                                            (b)$20.411     (b)$22.413
          Ending Number of AUs..........................................    (a)5,806       (a)9,602
                                                                            (b)2,224       (b)6,067
------------------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$15.617     (a)$13.819
                                                                            (b)$15.218     (b)$13.442
          Ending AUV....................................................    (a)$13.819     (a)$15.390
                                                                            (b)$13.442     (b)$14.933
          Ending Number of AUs..........................................    (a)2,763       (a)4,068
                                                                            (b)1,615       (b)3,176
------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                           FISCAL YEAR
                                                                             INCEPTION        ENDED
VARIABLE PORTFOLIOS                                                         TO 12/31/11      12/31/12
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$16.246     (a)$16.665
                                                                            (b)$15.829     (b)$16.210
          Ending AUV....................................................    (a)$16.665     (a)$18.742
                                                                            (b)$16.210     (b)$18.185
          Ending Number of AUs..........................................    (a)0           (a)866
                                                                            (b)0           (b)157
------------------------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$30.757     (a)$21.511
                                                                            (b)$30.036     (b)$20.985
          Ending AUV....................................................    (a)$21.511     (a)$25.240
                                                                            (b)$20.985     (b)$24.562
          Ending Number of AUs..........................................    (a)117         (a)368
                                                                            (b)222         (b)376
------------------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$12.830     (a)$12.055
                                                                            (b)$12.508     (b)$11.747
          Ending AUV....................................................    (a)$12.055     (a)$13.919
                                                                            (b)$11.747     (b)$13.529
          Ending Number of AUs..........................................    (a)0           (a)522
                                                                            (b)0           (b)141
------------------------------------------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$10.932     (a)$8.512
                                                                            (b)$10.797     (b)$8.394
          Ending AUV....................................................    (a)$8.512      (a)$10.058
                                                                            (b)$8.394      (b)$9.894
          Ending Number of AUs..........................................    (a)16,369      (a)26,232
                                                                            (b)6,390       (b)18,187
------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$11.401     (a)$10.781
                                                                            (b)$11.330     (b)$10.702
          Ending AUV....................................................    (a)$10.781     (a)$12.030
                                                                            (b)$10.702     (b)$11.912
          Ending Number of AUs..........................................    (a)3,517       (a)5,342
                                                                            (b)353         (b)2,949
------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$10.236     (a)$9.184
                                                                            (b)$10.159     (b)$9.094
          Ending AUV....................................................    (a)$9.184      (a)$10.492
                                                                            (b)$9.094      (b)$10.364
          Ending Number of AUs..........................................    (a)0           (a)0
                                                                            (b)0           (b)0
------------------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$7.776      (a)$6.690
                                                                            (b)$7.534      (b)$6.478
          Ending AUV....................................................    (a)$6.690      (a)$7.678
                                                                            (b)$6.478      (b)$7.416
          Ending Number of AUs..........................................    (a)0           (a)0
                                                                            (b)0           (b)0
------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                           FISCAL YEAR
                                                                             INCEPTION        ENDED
VARIABLE PORTFOLIOS                                                         TO 12/31/11      12/31/12
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$17.798     (a)$18.000
                                                                            (b)$17.353     (b)$17.517
          Ending AUV....................................................    (a)$18.000     (a)$18.476
                                                                            (b)$17.517     (b)$17.936
          Ending Number of AUs..........................................    (a)1,289       (a)2,478
                                                                            (b)530         (b)1,265
------------------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$10.629     (a)$8.628
                                                                            (b)$10.397     (b)$8.427
          Ending AUV....................................................    (a)$8.628      (a)$9.964
                                                                            (b)$8.427      (b)$9.708
          Ending Number of AUs..........................................    (a)0           (a)0
                                                                            (b)0           (b)0
------------------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$16.109     (a)$16.858
                                                                            (b)$15.704     (b)$16.406
          Ending AUV....................................................    (a)$16.858     (a)$17.288
                                                                            (b)$16.406     (b)$16.783
          Ending Number of AUs..........................................    (a)10,559      (a)20,688
                                                                            (b)3,150       (b)14,725
------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$7.018      (a)$5.992
                                                                            (b)$7.243      (b)$6.175
          Ending AUV....................................................    (a)$5.992      (a)$6.960
                                                                            (b)$6.175      (b)$7.155
          Ending Number of AUs..........................................    (a)5,074       (a)7,746
                                                                            (b)3,270       (b)5,920
------------------------------------------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$13.475     (a)$11.594
                                                                            (b)$13.113     (b)$11.266
          Ending AUV....................................................    (a)$11.594     (a)$13.056
                                                                            (b)$11.266     (b)$12.655
          Ending Number of AUs..........................................    (a)0           (a)0
                                                                            (b)0           (b)0
------------------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$9.848      (a)$9.621
                                                                            (b)$9.550      (b)$9.319
          Ending AUV....................................................    (a)$9.621      (a)$10.813
                                                                            (b)$9.319      (b)$10.447
          Ending Number of AUs..........................................    (a)3,934       (a)6,447
                                                                            (b)3,413       (b)5,516
------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$17.044     (a)$16.585
                                                                            (b)$16.634     (b)$16.160
          Ending AUV....................................................    (a)$16.585     (a)$19.171
                                                                            (b)$16.160     (b)$18.633
          Ending Number of AUs..........................................    (a)1,043       (a)1,355
                                                                            (b)766         (b)1,553
------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                           FISCAL YEAR
                                                                             INCEPTION        ENDED
VARIABLE PORTFOLIOS                                                         TO 12/31/11      12/31/12
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$10.002     (a)$7.748
                                                                            (b)$9.757      (b)$7.551
          Ending AUV....................................................    (a)$7.748      (a)$8.984
                                                                            (b)$7.551      (b)$8.733
          Ending Number of AUs..........................................    (a)0           (a)1,123
                                                                            (b)0           (b)184
------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$12.601     (a)$9.805
                                                                            (b)$12.288     (b)$9.552
          Ending AUV....................................................    (a)$9.805      (a)$11.751
                                                                            (b)$9.552      (b)$11.419
          Ending Number of AUs..........................................    (a)0           (a)0
                                                                            (b)0           (b)0
------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE, CLASS II SHARES - AVIF*
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$12.278     (a)$10.563
                                                                            (b)$12.033     (b)$10.337
          Ending AUV....................................................    (a)$10.563     (a)$11.864
                                                                            (b)$10.337     (b)$11.581
          Ending Number of AUs..........................................    (a)0           (a)0
                                                                            (b)0           (b)0
------------------------------------------------------------------------------------------------------
INVESCO V.I. COMSTOCK, CLASS II SHARES - AVIF*
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$14.357     (a)$12.778
                                                                            (b)$14.024     (b)$12.460
          Ending AUV....................................................    (a)$12.778     (a)$15.052
                                                                            (b)$12.460     (b)$14.641
          Ending Number of AUs..........................................    (a)8,108       (a)12,780
                                                                            (b)2,445       (b)9,194
------------------------------------------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME, CLASS II SHARES - AVIF*
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$16.204     (a)$14.484
                                                                            (b)$15.799     (b)$14.102
          Ending AUV....................................................    (a)$14.484     (a)$16.406
                                                                            (b)$14.102     (b)$15.933
          Ending Number of AUs..........................................    (a)8,601       (a)14,062
                                                                            (b)3,923       (b)11,495
------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$13.438     (a)$11.716
                                                                            (b)$13.140     (b)$11.440
          Ending AUV....................................................    (a)$11.716     (a)$13.008
                                                                            (b)$11.440     (b)$12.670
          Ending Number of AUs..........................................    (a)1,565       (a)2,066
                                                                            (b)882         (b)1,613
------------------------------------------------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$15.990     (a)$13.869
                                                                            (b)$15.634     (b)$13.544
          Ending AUV....................................................    (a)$13.869     (a)$15.735
                                                                            (b)$13.544     (b)$15.329
          Ending Number of AUs..........................................    (a)0           (a)0
                                                                            (b)0           (b)0
------------------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

 * On May 1, 2013, the Invesco Van Kampen V.I. American Franchise Fund was renamed as the Invesco V.I. American Franchise Fund, the Invesco Van Kampen V.I. Comstock Fund was renamed as the Invesco V.I. Comstock Fund, and the Invesco Van Kampen V.I. Growth and Income Fund was renamed as the Invesco V.I. Growth and Income Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                           FISCAL YEAR
                                                                             INCEPTION        ENDED
VARIABLE PORTFOLIOS                                                         TO 12/31/11      12/31/12
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$10.965     (a)$9.987
                                                                            (b)$10.829     (b)$9.851
          Ending AUV....................................................    (a)$9.987      (a)$10.979
                                                                            (b)$9.851      (b)$10.801
          Ending Number of AUs..........................................    (a)880         (a)1,610
                                                                            (b)474         (b)855
------------------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$11.937     (a)$10.731
                                                                            (b)$11.493     (b)$10.313
          Ending AUV....................................................    (a)$10.731     (a)$12.633
                                                                            (b)$10.313     (b)$12.112
          Ending Number of AUs..........................................    (a)8,357       (a)14,156
                                                                            (b)3,130       (b)8,704
------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$17.107     (a)$16.312
                                                                            (b)$16.673     (b)$15.869
          Ending AUV....................................................    (a)$16.312     (a)$17.942
                                                                            (b)$15.869     (b)$17.410
          Ending Number of AUs..........................................    (a)2,677       (a)5,366
                                                                            (b)210         (b)2,405
------------------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$11.022     (a)$9.342
                                                                            (b)$10.745     (b)$9.092
          Ending AUV....................................................    (a)$9.342      (a)$10.712
                                                                            (b)$9.092      (b)$10.399
          Ending Number of AUs..........................................    (a)4,767       (a)8,644
                                                                            (b)1,501       (b)6,029
------------------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$13.331     (a)$9.732
                                                                            (b)$13.169     (b)$9.599
          Ending AUV....................................................    (a)$9.732      (a)$9.955
                                                                            (b)$9.599      (b)$9.794
          Ending Number of AUs..........................................    (a)0           (a)0
                                                                            (b)0           (b)0
------------------------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$30.525     (a)$29.272
                                                                            (b)$29.758     (b)$28.498
          Ending AUV....................................................    (a)$29.272     (a)$33.907
                                                                            (b)$28.498     (b)$32.929
          Ending Number of AUs..........................................    (a)952         (a)1,444
                                                                            (b)545         (b)1,001
------------------------------------------------------------------------------------------------------
REAL RETURN - Seasons Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$11.949     (a)$12.229
                                                                            (b)$11.971     (b)$12.234
          Ending AUV....................................................    (a)$12.229     (a)$12.572
                                                                            (b)$12.234     (b)$12.546
          Ending Number of AUs..........................................    (a)6,089       (a)9,272
                                                                            (b)3,354       (b)7,650
------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                           FISCAL YEAR
                                                                             INCEPTION        ENDED
VARIABLE PORTFOLIOS                                                         TO 12/31/11      12/31/12
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
SMALL AND MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$12.742     (a)$10.739
                                                                            (b)$12.582     (b)$10.587
          Ending AUV....................................................    (a)$10.739     (a)$12.584
                                                                            (b)$10.587     (b)$12.375
          Ending Number of AUs..........................................    (a)5,145       (a)6,581
                                                                            (b)2,784       (b)4,882
------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$10.762     (a)$9.644
                                                                            (b)$10.628     (b)$9.508
          Ending AUV....................................................    (a)$9.644      (a)$11.231
                                                                            (b)$9.508      (b)$11.046
          Ending Number of AUs..........................................    (a)3,867       (a)5,782
                                                                            (b)2,264       (b)4,760
------------------------------------------------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION - SAST Class 3 Shares
(Inception Date - 4/30/12)
          Beginning AUV.................................................    (a)N/A         (a)$10.451
                                                                            (b)N/A         (b)$10.451
          Ending AUV....................................................    (a)N/A         (a)$10.569
                                                                            (b)N/A         (b)$10.550
          Ending Number of AUs..........................................    (a)N/A         (a)63,146
                                                                            (b)N/A         (b)14,643
------------------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$2.535      (a)$2.264
                                                                            (b)$2.441      (b)$2.185
          Ending AUV....................................................    (a)$2.264      (a)$2.411
                                                                            (b)$2.185      (b)$2.321
          Ending Number of AUs..........................................    (a)0           (a)0
                                                                            (b)0           (b)0
------------------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$12.961     (a)$12.212
                                                                            (b)$12.652     (b)$11.910
          Ending AUV....................................................    (a)$12.212     (a)$13.693
                                                                            (b)$11.910     (b)$13.321
          Ending Number of AUs..........................................    (a)736         (a)1,650
                                                                            (b)0           (b)0
------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.................................................    (a)$18.838     (a)$19.529
                                                                            (b)$18.374     (b)$19.022
          Ending AUV....................................................    (a)$19.529     (a)$20.700
                                                                            (b)$19.022     (b)$20.112
          Ending Number of AUs..........................................    (a)14,337      (a)22,191
                                                                            (b)5,256       (b)17,307
------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------
   PROSPECTUS PROVISION            AVAILABILITY OR VARIATION              STATES
------------------------------------------------------------------------------------
 Administration Charge      Contract Maintenance Fee is $30.          New Mexico
------------------------------------------------------------------------------------
 Administrative Charge      Charge will be deducted pro-rata from     New York
                            Variable Portfolios only.                 Oregon
                                                                      Texas
                                                                      Washington
------------------------------------------------------------------------------------
 Annuity Date               You may begin the Income Phase any time   Florida
                            after your first contract anniversary.
------------------------------------------------------------------------------------
 Annuity Date               You may begin the Income Phase any time   New York
                            after 13 months after contract issue.
------------------------------------------------------------------------------------
 Free Look                  If you are age 65 or older on the         Arizona
                            contract issue date, the Free Look
                            period is 30 days.
------------------------------------------------------------------------------------
 Free Look                  If you are age 60 or older on the         California
                            contract issue date, the Free Look
                            period is 30 days.
------------------------------------------------------------------------------------
 Free Look                  If you are age 64 and under on the        Florida
                            contract issue date, the Free Look
                            period is 14 days and if you are age 65
                            and older on the contract issue date,
                            the Free Look period is 21 days.
------------------------------------------------------------------------------------
 Free Look                  The Free Look period is 20 days.          Idaho
                                                                      North Dakota
                                                                      Rhode Island
                                                                      Texas
------------------------------------------------------------------------------------
 Free Look                  The Free Look amount is calculated as     New York
                            the greater of (1) Purchase Payments or
                            (2) the value of your contract on the
                            day we receive your request in Good
                            Order at the Annuity Service Center.
------------------------------------------------------------------------------------
 Minimum Contract Value     The minimum remaining contract value      Texas
                            after a partial withdrawal must be
                            $2,000.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0.50%    California
                            for Qualified contracts and 2.35% for
                            Non-Qualified contracts based on
                            contract value when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Maine
                            Qualified contracts and 2.0% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Nevada
                            Qualified contracts and 3.5% for Non-
                            Qualified contracts based on contract
                            value when you begin the Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                For the first $500,000 in the contract,   South Dakota
                            we deduct premium tax charges of 0% for
                            Qualified contracts and 1.25% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase. For any amount in excess
                            of $500,000 in the contract, we deduct
                            front-end premium tax charges of 0% for
                            Qualified contracts and 0.08% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 1.0%     West Virginia
                            for Qualified contracts and 1.0% for
                            Non-Qualified contracts based on
                            contract value when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Wyoming
                            Qualified contracts and 1.0% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Purchase Payment Age       The Purchase Payment Age Limit is the     Washington
 Limit                      later of three years after contract
                            issue or attained age 63 but not after
                            the Owner's 86th birthday.
------------------------------------------------------------------------------------
 SunAmerica Income          Charge will be deducted pro-rata from     New York
 Builder                    Variable Portfolios only.                 Oregon
                                                                      Texas
                                                                      Washington
------------------------------------------------------------------------------------
 Transfer Privilege         Any transfer over the limit of 15 will    Pennsylvania
                            incur a $10 transfer fee.                 Texas
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX C - FORMULA FOR CALCULATING AND EXAMPLE OF THE  SUNAMERICA INCOME
                                   BUILDER FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The fee for SunAmerica Income Builder is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.

------------------------------------------------------------------------------------
                                                                           MAXIMUM
                                                                         ANNUALIZED
                                                                          FEE RATE
                                                                         DECREASE OR
                                                                          INCREASE
                                 INITIAL       MAXIMUM       MINIMUM        EACH
          NUMBER OF              ANNUAL        ANNUAL        ANNUAL        BENEFIT
       COVERED PERSONS          FEE RATE      FEE RATE      FEE RATE      QUARTER*
------------------------------------------------------------------------------------
 One Covered Person               1.10%         2.20%         0.60%       +/-0.25%
------------------------------------------------------------------------------------
 Two Covered Persons              1.35%         2.70%         0.60%       +/-0.25%
------------------------------------------------------------------------------------


* The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of all VIX values as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Average Value of the VIX"). In general, as the Average Value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

EXAMPLE

ASSUME YOU ELECT SUNAMERICA INCOME BUILDER FOR ONE COVERED PERSON AND YOU INVEST A SINGLE PURCHASE PAYMENT OF $100,000 WITH NO ADDITIONAL PURCHASE PAYMENTS AND NO WITHDRAWALS BEFORE THE 16TH BENEFIT QUARTER. ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS
FOLLOWS:

--------------------------------------------------------------------
                 AVERAGE     CALCULATED
   BENEFIT      VALUE OF       FORMULA       ANNUAL       QUARTERLY
   QUARTER         VIX         VALUE*       FEE RATE     FEE RATE**
--------------------------------------------------------------------
     1st          24.82          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     2nd          21.49          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     3rd          24.16          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     4th          19.44          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     5th          16.88         0.94%         0.94%        0.2350%
--------------------------------------------------------------------


* The Calculated Formula Value equals the number resulting from application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

** The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

IN THE 5TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 16.88. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (16.88 - 20)]

     1.10% +[0.05% x (-3.12)]

     1.10% + (-0.0016) = 0.94% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 0.94% = 0.16% which is within 0.25% of the previous Annual Fee Rate (1.10%).

0.94% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than the Maximum Annual Fee Rate (2.20%).

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.94%.

The Quarterly Fee Rate is 0.2350% (or 0.94% divided by 4).

AFTER THE 5TH BENEFIT QUARTER, ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS FOLLOWS:

--------------------------------------------------------------------
                 AVERAGE     CALCULATED
   BENEFIT      VALUE OF       FORMULA       ANNUAL       QUARTERLY
   QUARTER         VIX          VALUE       FEE RATE      FEE RATE
--------------------------------------------------------------------
     6th          20.00         1.10%         1.10%        0.2750%
--------------------------------------------------------------------
     7th          25.57         1.38%         1.35%        0.3375%
--------------------------------------------------------------------
     8th          30.22         1.61%         1.60%        0.4000%
--------------------------------------------------------------------
     9th          26.02         1.40%         1.40%        0.3500%
--------------------------------------------------------------------
    10th          22.83         1.24%         1.24%        0.3100%
--------------------------------------------------------------------
    11th          19.88         1.09%         1.09%        0.2725%
--------------------------------------------------------------------
    12th          20.60         1.13%         1.13%        0.2825%
--------------------------------------------------------------------
    13th          14.44         0.82%         0.88%        0.2200%
--------------------------------------------------------------------
    14th          13.41         0.77%         0.77%        0.1925%
--------------------------------------------------------------------
    15th          9.11          0.56%         0.60%        0.1500%
--------------------------------------------------------------------
    16th          16.30         0.92%         0.85%        0.2125%
--------------------------------------------------------------------


IN THE 7TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX INCREASES TO 25.57. WE CALCULATE THE ANNUAL FEE RATE IN THE 7TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (25.57 - 20)]

     1.10% + [0.05% x (5.57)]

     1.10% + (0.00278) = 1.38% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 1.38% = 0.28% which is more than 0.25% higher than the previous Annual Fee Rate of 1.10%.

The Annual Fee Rate is adjusted to be exactly 0.25% higher than the previous Annual Fee Rate, which is 1.35% (1.10% + 0.25%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3375% (or 1.35% divided by 4).

IN THE 13TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 14.44. WE CALCULATE THE ANNUAL FEE RATE IN THE 13TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (14.44 - 20)]

     1.10% + [0.05% x (-5.56)]

     1.10% + (-0.00278) = 0.82% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.13% - 0.82% = 0.31% which is more than a 0.25% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.13%.

Therefore, the Annual Fee Rate is adjusted to be exactly 0.25% lower than the previous Annual Fee Rate, which is 0.88% (1.13% - 0.25%).

IN THE 15TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 9.11. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (9.11 - 20)]

     1.10% + [0.05% x (-10.89)]

     1.10% + (-0.005445) = 0.56% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate of 0.56% is lower than the Minimum Annual Fee Rate (0.60%).

Therefore, the Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Average Value of the VIX. If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples demonstrate how Purchase Payments invested and withdrawals taken from the contract affect the values and benefits of these living benefit features. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.

The examples below apply to SunAmerica Income Builder (one Covered Person).

EXAMPLE 1: INITIAL VALUES

The values shown below are based on the following assumptions:

     - Benefit Effective Date = contract issue date

     - Initial Purchase Payment = $100,000

     - Covered Person = Owner age 65 on the Benefit Effective Date

     - Maximum Annual Withdrawal Percentage = 5%

------------------------------------------------------------------------------------------------------
                                                                                              MAXIMUM
                                      PURCHASE   ELIGIBLE                          INCOME     ANNUAL
                                      PAYMENT    PURCHASE   CONTRACT    INCOME     CREDIT   WITHDRAWAL
                AS OF                 INVESTED   PAYMENT     VALUE       BASE       BASE      AMOUNT
------------------------------------------------------------------------------------------------------
       Benefit Effective Date         $100,000   $100,000   $100,000   $100,000   $100,000    $5,000
------------------------------------------------------------------------------------------------------


     - Income Base = Initial Purchase Payment = $100,000

     - Income Credit Base = Initial Purchase Payment = $100,000

     - Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage
       = $100,000 x 5% = $5,000

EXAMPLE 2: IMPACT OF ADDING SUBSEQUENT PURCHASE PAYMENTS AND ATTAINING HIGHEST ANNIVERSARY VALUES

The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:

     - Subsequent Purchase Payment invested in the first contract year =
       $150,000

     - Subsequent Purchase Payment invested in the second contract year =
       $10,000

     - No withdrawals taken in the first 3 contract years

-------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MAXIMUM
                          PURCHASE  ELIGIBLE  INELIGIBLE   ASSUMED                          INCOME               ANNUAL
                           PAYMENT  PURCHASE   PURCHASE   CONTRACT  ANNIVERSARY   INCOME    CREDIT    INCOME   WITHDRAWAL
          AS OF           INVESTED   PAYMENT    PAYMENT     VALUE      VALUE       BASE      BASE     CREDIT     AMOUNT
-------------------------------------------------------------------------------------------------------------------------
 Benefit Effective Date   $100,000  $100,000      $0      $100,000       --      $100,000  $100,000     --       $5,000
-------------------------------------------------------------------------------------------------------------------------
         Year 1           $150,000  $150,000      $0      $245,000       --      $250,000  $250,000     --       $12,500
-------------------------------------------------------------------------------------------------------------------------
     1st Anniversary         --        --         --      $270,000    $270,000   $270,000  $270,000   $15,000    $13,500
-------------------------------------------------------------------------------------------------------------------------
         Year 2            $10,000     --       $10,000   $290,000       --      $270,000  $270,000     --       $13,500
-------------------------------------------------------------------------------------------------------------------------
     2nd Anniversary         --        --         --      $297,000    $287,000   $287,000  $287,000   $16,200    $14,350
-------------------------------------------------------------------------------------------------------------------------
     3rd Anniversary         --        --         --      $320,000    $310,000   $310,000  $310,000   $17,220    $15,500
-------------------------------------------------------------------------------------------------------------------------


     Eligible Purchase Payments:

       - First contract year = $250,000 ($100,000 + $150,000 = $250,000)

     Ineligible Purchase Payments:

       - Second contract year = $10,000 (Purchase Payment received after the first year)

The values of the feature are impacted by adding subsequent Purchase Payments as follows:

     - The Income Base, Income Credit Base and the Maximum Annual Withdrawal Amount (MAWA) are recalculated at the time each subsequent Eligible Purchase Payment is received.

       - In year 1, the Income Base and Income Credit Base were increased to $250,000 ($100,000 + $150,000); and the MAWA was increased to $12,500
         ($250,000 x 5%)

The values of the feature are impacted by attaining the highest Anniversary Values as follows:


     - The Income Base and Income Credit Base are increased to the highest Anniversary Value on each anniversary if the current Anniversary Value is greater than the current Income Base plus the Income Credit and all previous Anniversary Values; and the Maximum Annual Withdrawal Amount
       (MAWA) is recalculated based on the value of the new Income Base.


       - On the 1st anniversary, the Income Base and Income Credit Base were increased to $270,000 ($270,000 is greater than $250,000 + $15,000
         Income Credit); and the MAWA was increased to $13,500 ($270,000 x 5%).

       - On the 2nd anniversary, the Income Base and Income Credit Base were increased to $287,000 ($297,000 less Ineligible Purchase Payment of $10,000 = $287,000, which is greater than $270,000 + $16,200 Income
         Credit); and the MAWA was increased to $14,350 ($287,000 x 5%).

       - On the 3rd anniversary, the Income Base and Income Credit Base were increased to $310,000 ($320,000 less Ineligible Purchase Payment of $10,000 = $310,000, which is greater than $287,000 + $17,220 Income
         Credit) and the MAWA was increased to $15,500 ($310,000 x 5%).

EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS UP TO THE MAXIMUM ANNUAL WITHDRAWAL
AMOUNT

The values shown below are based on the assumptions stated in the Examples 1 and 2 above, in addition to the following:

     - Withdrawals of 5% of Income Base taken in the fourth and fifth contract years

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MAXIMUM
                                             ASSUMED                                   INCOME                      ANNUAL
                             WITHDRAWAL     CONTRACT     ANNIVERSARY     INCOME        CREDIT        INCOME      WITHDRAWAL
           AS OF                TAKEN         VALUE         VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------------------------------------------------
      3rd Anniversary            --         $320,000      $310,000      $310,000      $310,000       $17,220       $15,500
----------------------------------------------------------------------------------------------------------------------------
          Year 4               $15,500      $322,000         --         $310,000      $310,000         --          $15,500
----------------------------------------------------------------------------------------------------------------------------
      4th Anniversary            --         $321,000      $311,000      $311,000      $311,000         $0          $15,550
----------------------------------------------------------------------------------------------------------------------------
          Year 5               $15,550      $312,000         --         $311,000      $311,000         --          $15,550
----------------------------------------------------------------------------------------------------------------------------
      5th Anniversary            --         $305,000      $295,000      $311,000      $311,000         $0          $15,550
----------------------------------------------------------------------------------------------------------------------------


     - In year 4, $15,500 was withdrawn ($310,000 x 5%).

     - In year 5, $15,550 was withdrawn ($311,000 x 5%).

The values of the feature are impacted by withdrawals taken as follows:

     - The Income Base and Income Credit Base are not reduced because the amount of the withdrawal taken was less than or equal to the Maximum Annual Withdrawal Amount (MAWA).

       - In year 4, $15,500 was withdrawn and is equal to the MAWA of $15,500.

       - In year 5, $15,550 was withdrawn and is equal to the MAWA of $15,550.

     - The Income Credit Percentage used to determine the amounts of the Income Credit added on the 4th and 5th anniversaries were reduced to zero once any withdrawal was taken in the benefit year.

                               Income Credit = $0

NOTE: When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of Eligible Purchase Payments and when the Income Base is increased to the highest Anniversary Value (as shown in Example 2 above).

EXAMPLE 4: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in the Examples 1, 2 and 3 above, in addition to the following:

     - Withdrawal of 8% of Income Base taken in the sixth and seventh contract years.

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MAXIMUM
                                             ASSUMED                                   INCOME                      ANNUAL
                             WITHDRAWAL     CONTRACT     ANNIVERSARY     INCOME        CREDIT        INCOME      WITHDRAWAL
           AS OF                TAKEN         VALUE         VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------------------------------------------------
      5th Anniversary            --         $305,000      $295,000      $311,000      $311,000         $0          $15,550
----------------------------------------------------------------------------------------------------------------------------
          Year 6               $24,880      $280,000         --         $300,975      $300,975         --          $15,049
----------------------------------------------------------------------------------------------------------------------------
      6th Anniversary            --         $290,000      $280,000      $300,975      $300,975         $0          $15,049
----------------------------------------------------------------------------------------------------------------------------
          Year 7               $24,078      $260,000         --         $291,091      $291,091         --          $14,555
----------------------------------------------------------------------------------------------------------------------------
      7th Anniversary            --         $230,000      $220,000      $291,091      $291,091         $0          $14,555
----------------------------------------------------------------------------------------------------------------------------


The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount (MAWA) as follows:

     - The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.

       - In year 6, the reduction proportion is 3.2234% ([$24,880 - $15,550] / [$305,000 - $15,550]); the reduced Income Base is $300,975 ($311,000 x
         [1 - 3.2234%]); and the reduced Income Credit Base is $300,975 ($311,000 x [1 - 3.2234%]).

       - In year 7, the reduction proportion is 3.2839% ([$24,078 - $15,049] / [$290,000 - $15,049]); the reduced Income Base is $291,091 ($300,975 x
         [1 - 3.2839%]); and the reduced Income Credit Base is $291,091 ($300,975 x [1 - 3.2839%]).

     - The Income Credit Percentage is reduced to 0% because the withdrawal was taken.

     - The MAWA is recalculated based on the reduced Income Base.

EXAMPLE 5: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:

     - Contract value as shown and reduced in $0 in Year 11 due to market conditions.

     - No withdrawals taken after the seventh contract year.


----------------------------------------------------------------------------------------------------------------------------
                                                                                                     MAXIMUM
                               ASSUMED                                                               ANNUAL       PROTECTED
                              CONTRACT     ANNIVERSARY     INCOME        INCOME        INCOME      WITHDRAWAL      INCOME
           AS OF                VALUE         VALUE         BASE       CREDIT BASE     CREDIT        AMOUNT        PAYMENT
----------------------------------------------------------------------------------------------------------------------------
      7th Anniversary         $230,000      $220,000      $291,091      $291,091         $0          $14,555         --
----------------------------------------------------------------------------------------------------------------------------
      8th Anniversary         $150,000      $140,000      $308,556      $291,091       $17,465       $15,428         --
----------------------------------------------------------------------------------------------------------------------------
      9th Anniversary         $100,000       $90,000      $326,021      $291,091       $17,465       $16,301         --
----------------------------------------------------------------------------------------------------------------------------
     10th Anniversary          $50,000       $40,000      $343,486      $291,091       $17,465       $17,174         --
----------------------------------------------------------------------------------------------------------------------------
          Year 11                $0            $0         $343,486      $291,091         --          $17,174         --
----------------------------------------------------------------------------------------------------------------------------
     11th Anniversary            $0            $0         $343,486      $291,091         --            --          $17,174
----------------------------------------------------------------------------------------------------------------------------




     - The Protected Income Payment of $17,174 ($343,486 x 5%) will be paid for the lifetime of the Covered Person.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DETAILS THE DEATH BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH. THE DEATH BENEFIT WE WILL PAY TO THE NEW BENEFICIARY CHOSEN BY THE CONTINUING SPOUSE VARIES DEPENDING ON WHETHER THE LIVING BENEFIT WAS ELECTED, THE DEATH BENEFIT ELECTED, THE AGE OF THE CONTINUING SPOUSE AS OF THE CONTINUATION DATE AND THE CONTINUING SPOUSE'S DATE OF DEATH.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Purchase Payment" as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if the Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on the amount of the withdrawal. If cumulative withdrawals for the current contract year are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

The standard death benefit is calculated differently depending on whether you have also elected the Living Benefit described above.

A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF THE LIVING BENEFIT:

If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

     1.  Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF THE LIVING
BENEFIT:

If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

     1.  Contract value; or

     2.  Continuation Purchase Payments reduced by:

          a. any Withdrawal Adjustments after the Continuation Date if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit was terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit will be contract value.

B.  MAXIMUM ANNIVERSARY DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

If the Continuing Spouse is age 80 or younger on the Continuation Date, regardless of whether a Living Benefit was elected, then upon the death of the Continuing Spouse, the death benefit is the greatest of:

     1.  Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for withdrawals in the same proportion that the withdrawal reduced contract value on that date of such withdrawal; or

     3. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death. The anniversary value for any year is equal to the contract value on the applicable contract anniversary, plus Continuation Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.

If the Continuing Spouse is age 81-85 on the Continuation Date and no Living Benefit was elected, then the death benefit will be the greater of:

     1.  Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal.

If the Continuing Spouse is age 81-85 on the Continuation Date and the Living Benefit was elected, then the death benefit will be the greater of:

     1.  Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced by:

          a. any Withdrawal Adjustments after the Continuation Date if the Living Benefit has not terminated; or

          b. any Withdrawal Adjustments after the Continuation Date prior to the date the Living Benefit was terminated and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit was terminated.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the fee for the Maximum Anniversary Value death benefit will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      APPENDIX F - LIVING BENEFIT FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2013
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If your contract was issued prior to May 1, 2013 and you elected the SunAmerica Income Plus living benefit, the following provisions are applicable to the feature you elected. The SunAmerica Income Plus living benefit is no longer being offered.

SUNAMERICA INCOME PLUS

LIVING BENEFIT DEFINED TERMS

ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments (defined below). Continuation Contributions, if applicable, are included in the calculation of Anniversary Values.

BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.

BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.

BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following business day.

BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.

BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.

CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.

COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.

ELIGIBLE PURCHASE PAYMENTS
Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base (defined below). The calculation of Eligible Purchase Payments does not include Income Credits (defined below) or the Continuation Contribution, if applicable. However, Continuation Contributions, if applicable, are included in the calculation of Anniversary Values. Total Purchase Payments are limited to $1,500,000 without prior Company approval.

----------------------------------------------------------------------------
                          FIRST CONTRACT YEAR
-----------------------------------------------------------------------
                  100% of Purchase Payments received
-----------------------------------------------------------------------


EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, the total maximum Eligible Purchase Payment is $100,000. Eligible Purchase Payments will not include additional Purchase Payments made in contract year 2 and after.


If your contract was issued between April 30, 2012 and November 11, 2012 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "ELIGIBLE PURCHASE PAYMENTS" applicable to the living benefit:


------------------------------------------------------------------------
 FIRST CONTRACT YEAR               SUBSEQUENT CONTRACT YEARS
------------------------------------------------------------------------
   100% of Purchase   Purchase Payments received in Contract Year 2,
  Payments received   capped at 100% of Purchase Payments received in
                      the first Contract Year
------------------------------------------------------------------------


If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "ELIGIBLE PURCHASE PAYMENTS" applicable to the living benefit:

------------------------------------------------------------------------
 FIRST CONTRACT YEAR               SUBSEQUENT CONTRACT YEARS
------------------------------------------------------------------------
   100% of Purchase   Purchase Payments received in Contract Year 2-5,
  Payments received   capped at 200% of Purchase Payments received in
                      the first Contract Year
------------------------------------------------------------------------


EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year. This withdrawal may include, but is not limited to, any withdrawal taken in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.

INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.

INCOME CREDIT
An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:

-------------------------------------------------------------------
    INCOME CREDIT               INCOME CREDIT AVAILABILITY
-------------------------------------------------------------------
        5.50%         Available during the first 12 Benefit
                      Years -- the Income Credit is reduced in the
                      years withdrawals are taken
-------------------------------------------------------------------


If your contract was issued between June 25, 2012 and February 10, 2013 and you elected the optional SunAmerica

Income Plus living benefit, the table below indicates the "INCOME CREDIT" applicable to the living benefit:

-------------------------------------------------------------------
    INCOME CREDIT               INCOME CREDIT AVAILABILITY
-------------------------------------------------------------------
        5.25%         Available during the first 12 Benefit
                      Years -- the Income Credit is reduced in the
                      years withdrawals are taken
-------------------------------------------------------------------


If your contract was issued prior to June 25, 2012 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "INCOME CREDIT" applicable to the living benefit:

-------------------------------------------------------------------
    INCOME CREDIT               INCOME CREDIT AVAILABILITY
-------------------------------------------------------------------
         6%           Available during the first 12 Benefit
                      Years -- the Income Credit is reduced in the
                      years withdrawals are taken
-------------------------------------------------------------------


INCOME CREDIT BASE
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.

INCOME CREDIT PERIOD
The period of time over which we calculate the Income Credit.

INELIGIBLE PURCHASE PAYMENTS
Purchase Payments received after the first Contract Year, as discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.


If your contract was issued between April 30, 2012 and November 11, 2012 and you elected the optional SunAmerica Income Plus living benefit, "INELIGIBLE PURCHASE PAYMENTS" are defined as Purchase Payments, or portions thereof, received after the 2nd Contract Year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above for contracts issued between April 30, 2012 and November 11, 2012.


If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, "INELIGIBLE PURCHASE PAYMENTS" are defined as Purchase Payments, or portions thereof, received after the 5th Contract Year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above for contracts issued prior to April 30, 2012.

INVESTMENT REQUIREMENTS
We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS?" below.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero. Currently, the Maximum Annual Withdrawal Percentage is the same as the Protected Income Payment Percentage.

PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.

PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the term "MINIMUM INCOME BASE" is applicable to the living benefit and is defined as follows:

     MINIMUM INCOME BASE

     The guaranteed minimum amount equal to 200% of the first Benefit Year's Eligible Purchase Payments to which the Income Base will be increased on the 12th Benefit Year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

     The Continuing Spouse, if applicable, is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.

How does SunAmerica Income Plus work?

The Living Benefit locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Eligible Purchase Payment. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.

What determines the amount I can receive each year?

The amount that you receive depends on the age of the Covered Person(s) at the time of first withdrawal and whether your contract value is greater than or equal to zero.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit

Year without decreasing your Income Base or Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of the first withdrawal.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.

------------------------------------------------------------------------------
      NUMBER OF COVERED PERSONS
         AND AGE OF COVERED              MAXIMUM ANNUAL       PROTECTED INCOME
    PERSON AT FIRST WITHDRAWAL*      WITHDRAWAL PERCENTAGE  PAYMENT PERCENTAGE
------------------------------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)                         4.0%                  4.0%
------------------------------------------------------------------------------
 One Covered Person
 (Ages 65 and older)                          5.0%                  5.0%
------------------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)                         3.5%                  3.5%
------------------------------------------------------------------------------
 Two Covered Persons
 (Ages 65 and older)                          4.5%                  4.5%
------------------------------------------------------------------------------



    * If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.


Are there investment requirements if I elect SunAmerica Income Plus?

Yes. We will allocate 10% of every Purchase Payment and Continuation Contribution, if applicable, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.

The remaining 90% of every Purchase Payment and Continuation Contribution, if applicable, must be allocated by you in accordance with the investment requirements outlined below.

After investing 10% in the Secure Value Account, you must comply with the investment requirements by investing the remaining 90% of your Purchase Payments in accordance with one of the two options below either directly or by using an available DCA Fixed Account. If you choose a DCA Fixed Account, you must comply with the investment requirements by investing your target allocations in accordance one of the two options below.


-----------------------------------------------------------------------------------
 OPTION              INVESTMENT OPTIONS
-----------------------------------------------------------------------------------
 Option 1            Invest 45% in the SunAmerica Dynamic Allocation Portfolio and
                     45% in the following Sample Portfolio:

                      - Balanced Toward Growth(1)

                     or

                     Invest 45% in the SunAmerica Dynamic Allocation Portfolio and
                     45% in one of the three following Portfolio Allocator Models:

                      - Model A
                      - Model B
                      - Model C
-----------------------------------------------------------------------------------

 Option 2            Invest 90% in one or more of the following Variable
                     Portfolios:

                      Cash Management
                      Corporate Bond
                      Global Bond
                      Government and Quality Bond
                      Real Return
                      SunAmerica Dynamic Allocation Portfolio
                      Total Return Bond
-----------------------------------------------------------------------------------




  (1) If your contract was issued between April 30, 2012 and June 24, 2012 and you elected the optional SunAmerica Income Plus living benefit, the Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. If you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.


If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the investment requirements and options applicable to the living benefit are as follows:

We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. The remaining 90% of every Purchase Payment and Continuation Contribution, if any (the "Flexible Allocation"), must be allocated by you in accordance with the investment requirements outlined below. As a result, there is a risk that the overall return of 90% of every Purchase Payment and Continuation Contribution may not be as high as the overall return of the entire Purchase Payment and Continuation Contribution invested in the Flexible Allocation.

Your Flexible Allocation must comply with the investment requirements in one of four ways.

FLEXIBLE ALLOCATION -- CHECK-THE-BOX OPTIONS 1-3

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3:

------------------------------------------------------------------------------
---------------- -------------------------------------------------------------
 Option 1         Invest in one of three available Polaris Portfolio Allocator
                  Models:

                    Model A, Model B or Model C

                  or

                  Invest in one of three available Sample Portfolios:

                    Balanced Growth & Income(1)
                    Balanced Toward Growth
                    Growth Focus
---------------- -------------------------------------------------------------
 Option 2         Invest in one or more of the following balanced Variable
                  Portfolios:

                    American Funds Asset Allocation
                    Asset Allocation
                    Balanced
                    Franklin Income Securities Fund
                    MFS Total Return
                    SunAmerica Dynamic Allocation Portfolio
---------------- -------------------------------------------------------------
 Option 3         Invest in the Cash Management Variable Portfolio
---------------- -------------------------------------------------------------


(1) The Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. If you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.

FLEXIBLE ALLOCATION -- BUILD-YOUR-OWN OPTION 4

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:

------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT                AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. BOND, CASH AND         Minimum 20%      Cash Management
    FIXED                  Maximum 90%      Corporate Bond
    ACCOUNTS                                Global Bond
                                            Government and Quality Bond
                                            Real Return
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS*
                                            6-Month DCA
                                            1-Year DCA
                                            2-Year DCA

                                            FIXED ACCOUNTS
                                            1-Year Fixed (if available)
------------------------------------------------------------------------------------
 B. EQUITY                 Minimum 0%       Aggressive Growth
                           Maximum 70%      Alliance Growth
                                            American Funds Asset Allocation
                                            American Funds Global Growth
                                            American Funds Growth
                                            American Funds Growth-Income
                                            Asset Allocation
                                            Balanced
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Income Securities Fund
                                            Franklin Templeton VIP Founding
                                              Funds Allocation Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Invesco V.I. American Franchise Fund,
                                              Series II Shares
                                            Invesco V.I. Comstock Fund,
                                              Series II Shares
                                            Invesco V.I. Growth and Income Fund,
                                              Series II Shares
                                            Lord Abbett Growth and Income
                                            Lord Abbett Mid Cap Stock
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            SunAmerica Dynamic Allocation Portfolio
                                            Telecom Utility
------------------------------------------------------------------------------------
 C. LIMITED EQUITY         Minimum 0%       Capital Growth
                           Maximum 10%      Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Real Estate
                                            Small Company Value
                                            Technology
------------------------------------------------------------------------------------


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

How do my investment requirements impact my feature and contract?


The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.

Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the Dollar Cost Averaging program to comply with investment requirements. In addition, we will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value. PLEASE SEE "WHAT HAPPENS TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET REBALANCING PROGRAM INSTRUCTIONS IF I ELECT TO CANCEL SUNAMERICA INCOME PLUS?" BELOW.

What are the factors used to calculate SunAmerica Income Plus?

The benefit offered by SunAmerica Income Plus is calculated by considering the factors described below.


FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first contract year (in the first two years if your contract was issued between April 30, 2012 and November 11, 2012, and in the first five years if your contract was issued prior to April 30, 2012) are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first contract year (after the first two years if your contract was issued between April 30, 2012 and November 11, 2012, and after the first five years if your contract was issued prior to April 30, 2012), you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments or Anniversary Values.


SECOND, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Eligible Purchase Payments.


FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals. For contracts issued prior to April 30, 2012, if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to at least 200% of your first Benefit Year's Eligible Purchase Payments.


FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

SIXTH, we determine the INCOME CREDIT.

The Income Credit is equal to the Income Credit rate offered at the time your contract was issued ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage on the Benefit Year Anniversary is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than the Income Credit Percentage of the Income Base and not greater than the Maximum Annual Withdrawal Amount.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter.

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by two factors: 1) whether there is one or two Covered Person(s); and 2) the age of the Covered Person at the time of first withdrawal.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

EIGHTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS.

How can the Income Base and Income Credit Base be increased?


On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. For contracts issued prior to April 30, 2012, the Income Base will be increased to at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.


On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the highest Anniversary Value, if the Income Base is increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated on each Benefit Year Anniversary. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS?" BELOW.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE

During the first Contract Year which Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess

Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS?" BELOW.

What are the effects of withdrawals on SunAmerica Income Plus?


The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. For contracts issued prior to April 30, 2012, if you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.


Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT THE LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Fixed Account in which you are invested.

What is the fee for SunAmerica Income Plus?

The fee for SunAmerica Income Plus is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. The fee will be deducted pro-rata from Variable Portfolios in New York, Oregon, Texas and Washington. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:

----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------


* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).


The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. If your contract was issued after April 30, 2012, in general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above. If your contract was issued prior to April 30, 2012, in general, as the value of the VIX decreases or increases from the previous Benefit Quarter Anniversary, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above.


Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio. The SunAmerica Dynamic Allocation Portfolio utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and the SunAmerica Dynamic Allocation Portfolio may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and the SunAmerica Dynamic Allocation Portfolio may increase its exposure to equity markets.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

Since the fee rate is assessed against the Income Base, an increase in the Income Base due to an addition of an Income Credit, higher Anniversary Value or addition of subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the fee applicable to the living benefit is as follows:



What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

PLEASE SEE ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO THE OPTIONAL LIVING BENEFIT BELOW FOR MORE INFORMATION REGARDING SUNAMERICA INCOME PLUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO THE OPTIONAL LIVING BENEFIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


When and how may I elect a Living Benefit?



You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, the Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.



SUNAMERICA INCOME PLUS -
IF YOU ELECT ONE COVERED PERSON:



---------------------------------------------------------------------
                                       COVERED PERSON
                       ----------------------------------------------
                        MINIMUM AGE              MAXIMUM AGE
---------------------------------------------------------------------
      One Owner              45                      80
---------------------------------------------------------------------
   Joint Owners(1)           45                      80
---------------------------------------------------------------------




SUNAMERICA INCOME PLUS -
IF YOU ELECT TWO COVERED PERSONS:



----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE      MAXIMUM AGE      MINIMUM AGE      MAXIMUM AGE
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   Joint Owners(2)           45               80               45               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
      One Owner
    with Spousal             45               80               45             N/A(3)
     Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
      One Owner
    with Spousal             45               80               45             N/A(3)
     Beneficiary
----------------------------------------------------------------------------------------




(1) Based on the age of the older Owner.



(2) Based on the age of the younger Joint Owner.



(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.


If the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base if your contract was issued prior to June 25, 2012 (5.25% if your contract was issued between June 25, 2012 and February 11, 2013 and 5.5% if your contract was issued between February 11, 2013 and April 30,
2013), an Income Credit will be included in determining any Income Base increase in that Benefit Year.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DOES SUNAMERICA INCOME PLUS WORK?" ABOVE.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increases to the Income Base for highest Anniversary Values, or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS above); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3. Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.

Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.

----------------------------------------------------------------------------------
              CANCELLATION                              CANCELLATION
            REQUEST RECEIVED                           EFFECTIVE DATE
----------------------------------------------------------------------------------
                 Years 1-5                      5th Benefit Year Anniversary
----------------------------------------------------------------------------------
                 Years 5+                   Benefit Quarter Anniversary following
                                           the receipt of the cancellation request
----------------------------------------------------------------------------------


Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. After the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.

What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel my Living Benefit?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to the Cash Management Variable Portfolio. From the day following the automated transfer from the

Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. Purchase Payments will no longer be allocated to the Secure Value Account after cancellation.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of your Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or Cash Management Variable Portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid resulting in the contract being terminated; or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      APPENDIX G - POLARIS PORTFOLIO ALLOCATOR MODELS AND SAMPLE PORTFOLIOS
                              PRIOR TO MAY 1, 2013
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



If you elected to invest in a Polaris Portfolio Allocator Model prior to May 1, 2013, the allocations in your Models and Sample Portfolios may differ from the current allocations specified in the Prospectus under INVESTMENT OPTIONS. Below are the allocations of the Models and Sample Portfolios as offered during the applicable periods:



POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE FROM APRIL 30, 2012 THROUGH APRIL 30, 2013)



----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL A      MODEL B      MODEL C      MODEL D
----------------------------------------------------------------------------------------
 American Funds Global Growth             4.0%         6.0%         6.0%         7.0%
----------------------------------------------------------------------------------------
 American Funds Growth                    2.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 American Funds Growth-Income             2.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Capital Appreciation                     2.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Corporate Bond                           9.0%         8.0%         7.0%         1.0%
----------------------------------------------------------------------------------------
 Davis Venture Value                      4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 "Dogs" of Wall Street                    3.0%         3.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Emerging Markets                         0.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Equity Opportunities                     2.0%         2.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Foreign Value                            4.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Global Bond                              3.0%         3.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Government and Quality Bond             10.0%         8.0%         7.0%         2.0%
----------------------------------------------------------------------------------------
 Growth-Income                            5.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Growth Opportunities                     1.0%         2.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 High-Yield Bond                          4.0%         2.0%         1.0%         0.0%
----------------------------------------------------------------------------------------
 International Diversified Equities       1.0%         2.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Invesco V.I. Comstock Fund, Series
  II Shares                               4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Invesco V.I. Growth and Income
  Fund, Series II Shares                  5.0%         5.0%         5.0%         6.0%
----------------------------------------------------------------------------------------
 Lord Abbett Growth and Income            1.0%         1.0%         1.0%         2.0%
----------------------------------------------------------------------------------------
 Marsico Focused Growth                   0.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust        5.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Mid-Cap Growth                           1.0%         1.0%         1.0%         2.0%
----------------------------------------------------------------------------------------
 Real Estate                              2.0%         3.0%         4.0%         4.0%
----------------------------------------------------------------------------------------
 Real Return                             12.0%         8.0%         3.0%         0.0%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                    1.0%         2.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Small Company Value                      1.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Total Return Bond                       12.0%        11.0%        10.0%         5.0%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------





POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE FROM OCTOBER 3, 2011 THROUGH APRIL 29, 2012)

----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL A      MODEL B      MODEL C      MODEL D
----------------------------------------------------------------------------------------
 American Funds Global Growth             4.0%         6.0%         6.0%         6.0%
----------------------------------------------------------------------------------------
 American Funds Growth                    2.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 American Funds Growth-Income             1.0%         1.0%         1.0%         2.0%
----------------------------------------------------------------------------------------
 Blue Chip Growth                         1.0%         0.0%         0.0%         0.0%
----------------------------------------------------------------------------------------
 Capital Appreciation                     2.0%         3.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Corporate Bond                           9.0%         8.0%         7.0%         0.0%
----------------------------------------------------------------------------------------
 Davis Venture Value                      4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Emerging Markets                         0.0%         0.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Foreign Value                            5.0%         7.0%         8.0%         8.0%
----------------------------------------------------------------------------------------
 Global Bond                              3.0%         3.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Government and Quality Bond              7.0%         5.0%         4.0%         0.0%
----------------------------------------------------------------------------------------
 Growth-Income                            5.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Growth Opportunities                     2.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 High-Yield Bond                          4.0%         2.0%         0.0%         0.0%
----------------------------------------------------------------------------------------
 International Diversified Equities       0.0%         0.0%         0.0%         4.0%
----------------------------------------------------------------------------------------
 Invesco V.I. Comstock Fund, Series
  II Shares                               4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Invesco V.I. Growth and Income
  Fund, Series II Shares                  5.0%         5.0%         6.0%         7.0%
----------------------------------------------------------------------------------------
 Lord Abbett Growth and Income            1.0%         2.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Marsico Focused Growth                   0.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust        4.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Mid-Cap Growth                           1.0%         1.0%         1.0%         1.0%
----------------------------------------------------------------------------------------
 Real Estate                              2.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 Real Return                             12.0%         8.0%         3.0%         0.0%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                    5.0%         6.0%         8.0%        10.0%
----------------------------------------------------------------------------------------
 Small Company Value                      2.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 Total Return Bond                       15.0%        14.0%        14.0%         8.0%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------

POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE FROM MAY 2, 2011 THROUGH OCTOBER 2, 2011)

----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL A      MODEL B      MODEL C      MODEL D
----------------------------------------------------------------------------------------
 American Funds Global Growth               6%           9%           9%          10%
----------------------------------------------------------------------------------------
 American Funds Growth                      2%           2%           3%           3%
----------------------------------------------------------------------------------------
 American Funds Growth-Income               1%           1%           1%           1%
----------------------------------------------------------------------------------------
 Blue Chip Growth                           1%           1%           1%           1%
----------------------------------------------------------------------------------------
 Capital Appreciation                       2%           3%           3%           4%
----------------------------------------------------------------------------------------
 Corporate Bond                             9%           8%           5%           0%
----------------------------------------------------------------------------------------
 Davis Venture Value                        4%           4%           4%           5%
----------------------------------------------------------------------------------------
 Emerging Markets                           0%           0%           2%           3%
----------------------------------------------------------------------------------------
 Foreign Value                              6%           9%          10%          10%
----------------------------------------------------------------------------------------
 Global Bond                                3%           2%           0%           0%
----------------------------------------------------------------------------------------
 Government and Quality Bond                8%           5%           3%           0%
----------------------------------------------------------------------------------------
 Growth-Income                              3%           3%           3%           3%
----------------------------------------------------------------------------------------
 Growth Opportunities                       2%           3%           6%           7%
----------------------------------------------------------------------------------------
 High-Yield Bond                            4%           0%           0%           0%
----------------------------------------------------------------------------------------
 International Diversified Equities         0%           0%           0%           5%
----------------------------------------------------------------------------------------
 Invesco V.I. Comstock Fund, Series
  II Shares                                 3%           4%           4%           4%
----------------------------------------------------------------------------------------
 Invesco V.I. Growth and Income
  Fund, Series II Shares                    5%           5%           6%           6%
----------------------------------------------------------------------------------------
 Lord Abbett Growth and Income              1%           2%           3%           3%
----------------------------------------------------------------------------------------
 Marsico Focused Growth                     0%           1%           2%           3%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust          4%           5%           6%           7%
----------------------------------------------------------------------------------------
 Mid-Cap Growth                             1%           1%           2%           2%
----------------------------------------------------------------------------------------
 Real Estate                                2%           3%           4%           5%
----------------------------------------------------------------------------------------
 Real Return                               11%           7%           3%           0%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                      5%           6%           6%           7%
----------------------------------------------------------------------------------------
 Small Company Value                        2%           3%           5%           6%
----------------------------------------------------------------------------------------
 Total Return Bond                         15%          13%           9%           5%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------



SAMPLE PORTFOLIOS
(EFFECTIVE FROM FEBRUARY 11, 2013 THROUGH APRIL 30, 2013)



-----------------------------------------------------------------------------
                                              BALANCED                  ALL
                                               TOWARD      GROWTH     EQUITY
            VARIABLE PORTFOLIOS                GROWTH       FOCUS      FOCUS
-------------------------------------------------------- ---------- ---------
 American Funds Global Growth                   12.0%       12.0%      17.0%
-------------------------------------------------------- ---------- ---------
 American Funds Growth                           9.0%       10.0%      10.0%
-------------------------------------------------------- ---------- ---------
 Corporate Bond                                  5.0%        0.0%       0.0%
-------------------------------------------------------- ---------- ---------
 Foreign Value                                  11.0%       15.0%      18.0%
-------------------------------------------------------- ---------- ---------
 Government and Quality Bond                    25.0%       20.0%       0.0%
-------------------------------------------------------- ---------- ---------
 Growth Opportunities                            3.0%        5.0%       6.0%
-------------------------------------------------------- ---------- ---------
 Invesco V.I. Comstock Fund, Series II
  Shares                                         6.0%       10.0%      13.0%
-------------------------------------------------------- ---------- ---------
 Invesco V.I. Growth and Income Fund,
  Series II Shares                               5.0%       10.0%      12.0%
-------------------------------------------------------- ---------- ---------
 MFS Massachusetts Investors Trust               7.0%       10.0%      14.0%
-------------------------------------------------------- ---------- ---------
 MFS Total Return                               13.0%        0.0%       0.0%
-------------------------------------------------------- ---------- ---------
 Mid-Cap Growth                                  4.0%        8.0%      10.0%
-------------------------------------------------------- ---------- ---------
                                     TOTAL     100.0%      100.0%     100.0%
-------------------------------------------------------- ---------- ---------





SAMPLE PORTFOLIOS
(EFFECTIVE FROM JUNE 25, 2012 THROUGH FEBRUARY 10, 2013)

-----------------------------------------------------------------------------
                                              BALANCED                  ALL
                                               TOWARD      GROWTH     EQUITY
            VARIABLE PORTFOLIOS                GROWTH       FOCUS      FOCUS
-------------------------------------------------------- ---------- ---------
 American Funds Global Growth                   11.0%       11.0%      15.0%
-------------------------------------------------------- ---------- ---------
 American Funds Growth                          10.0%       11.0%      12.0%
-------------------------------------------------------- ---------- ---------
 Corporate Bond                                  5.0%        0.0%       0.0%
-------------------------------------------------------- ---------- ---------
 Foreign Value                                  10.0%       13.0%      15.0%
-------------------------------------------------------- ---------- ---------
 Government and Quality Bond                    25.0%       20.0%       0.0%
-------------------------------------------------------- ---------- ---------
 Growth Opportunities                            3.0%        5.0%       6.0%
-------------------------------------------------------- ---------- ---------
 Invesco V.I. Comstock Fund, Series II
  Shares                                         6.0%       10.0%      14.0%
-------------------------------------------------------- ---------- ---------
 Invesco V.I. Growth and Income Fund,
  Series II Shares                               6.0%       12.0%      14.0%
-------------------------------------------------------- ---------- ---------
 MFS Massachusetts Investors Trust               7.0%       10.0%      14.0%
-------------------------------------------------------- ---------- ---------
 MFS Total Return                               13.0%        0.0%       0.0%
-------------------------------------------------------- ---------- ---------
 Mid-Cap Growth                                  4.0%        8.0%      10.0%
-------------------------------------------------------- ---------- ---------
                                     TOTAL     100.0%      100.0%     100.0%
-------------------------------------------------------- ---------- ---------


SAMPLE PORTFOLIOS
(EFFECTIVE FROM MAY 21, 2012 THROUGH JUNE 24, 2012)

-------------------------------------------------------------------------------------
                                                      BALANCED                  ALL
                                                       TOWARD      GROWTH     EQUITY
                VARIABLE PORTFOLIOS                    GROWTH       FOCUS      FOCUS
---------------------------------------------------------------- ---------- ---------
 American Funds Global Growth                           11.0%       11.0%      15.0%
---------------------------------------------------------------- ---------- ---------
 American Funds Growth                                   8.0%        9.0%      10.0%
---------------------------------------------------------------- ---------- ---------
 Corporate Bond                                          5.0%        0.0%       0.0%
---------------------------------------------------------------- ---------- ---------
 Foreign Value                                          10.0%       13.0%      15.0%
---------------------------------------------------------------- ---------- ---------
 Government and Quality Bond                            25.0%       20.0%       0.0%
---------------------------------------------------------------- ---------- ---------
 Growth Opportunities                                    3.0%        5.0%       6.0%
---------------------------------------------------------------- ---------- ---------
 Invesco V.I. Comstock Fund, Series II Shares            6.0%       10.0%      14.0%
---------------------------------------------------------------- ---------- ---------
 Invesco V.I. Growth and Income Fund, Series II
  Shares                                                 6.0%       12.0%      14.0%
---------------------------------------------------------------- ---------- ---------
 MFS Massachusetts Investors Trust                       7.0%       10.0%      13.0%
---------------------------------------------------------------- ---------- ---------
 MFS Total Return                                       13.0%        0.0%       0.0%
---------------------------------------------------------------- ---------- ---------
 Mid-Cap Growth                                          4.0%        8.0%      10.0%
---------------------------------------------------------------- ---------- ---------
 Small Company Value                                     2.0%        2.0%       3.0%
---------------------------------------------------------------- ---------- ---------
                                             TOTAL     100.0%      100.0%     100.0%
---------------------------------------------------------------- ---------- ---------


The Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. If you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.

SAMPLE PORTFOLIOS
(EFFECTIVE FROM APRIL 30, 2012 THROUGH MAY 20, 2012)

----------------------------------------------------------------------------------------
                                              BALANCED
                                               GROWTH      BALANCED                ALL
                                                 &          TOWARD     GROWTH    EQUITY
            VARIABLE PORTFOLIOS                INCOME       GROWTH      FOCUS     FOCUS
----------------------------------------------------------------------------------------
 American Funds Global Growth                     5%          10%        10%       15%
----------------------------------------------------------------------------------------
 American Funds Growth                            5%           5%         5%       10%
----------------------------------------------------------------------------------------
 Corporate Bond                                   5%           5%         0%        0%
----------------------------------------------------------------------------------------
 Foreign Value                                   10%          10%        15%       15%
----------------------------------------------------------------------------------------
 Government and Quality Bond                     20%          15%        10%        0%
----------------------------------------------------------------------------------------
 Growth Opportunities                             0%           0%         0%        5%
----------------------------------------------------------------------------------------
 Invesco V.I. Comstock Fund, Series II
  Shares                                         10%          10%        10%       15%
----------------------------------------------------------------------------------------
 Invesco V.I. Growth and Income Fund,
  Series II Shares                               10%          15%        15%       15%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust                5%           5%        10%       12%
----------------------------------------------------------------------------------------
 Mid-Cap Growth                                   5%           5%        10%       10%
----------------------------------------------------------------------------------------
 Small Company Value                              0%           5%         5%        3%
----------------------------------------------------------------------------------------
 Total Return Bond                               25%          15%        10%        0%
----------------------------------------------------------------------------------------
                                     TOTAL      100%         100%       100%      100%
----------------------------------------------------------------------------------------



The Sample Portfolios listed above are no longer available for investment if your contract was issued on or after April 30, 2013. However, once you invested in a Sample Portfolio, the percentages of your contract value allocated to each Variable Portfolio within a Sample Portfolio will not be changed by us. Any subsequent Purchase Payments will be invested in the same Sample Portfolio as your current investment and will not be invested in the Sample Portfolio allocations specified above unless you provide us with specific instructions to do so.



You may invest in only one Sample Portfolio at a time. Investment outside of a Sample Portfolio is prohibited. However, if you elected an Optional Living Benefit, pursuant to investment requirements, a portion of your investment can be allocated outside the Sample Portfolio. You can elect to have your investment in the Sample Portfolio rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the Sample Portfolio you selected.



You can transfer 100% of your investment from one Sample Portfolio to another Sample Portfolio at any time; you will be transferred into the most current Sample Portfolio available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. A subsequent Purchase Payment will be invested in the same Sample Portfolio as your current investment unless we receive different instructions from you.



Your broker-dealer designs the Sample Portfolios. Your broker-dealer may have revenue sharing arrangements in place with the money managers that manage the Underlying Funds comprising the Sample Portfolios. Those arrangements are not related to the availability of the same Underlying Funds in this variable annuity. Information about your broker-dealer's revenue sharing arrangements can be obtained from your financial representative or by visiting the broker-dealer's website.

  Please forward a copy (without charge) of the Polaris Platinum O-Series Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)


       ---------------------------------------------------------------
       Name

       ----------------------------------------------------------
       Address

       ----------------------------------------------------------
       City/State/Zip


Contract Issue Date: -------------------------------------------------------


Date: ------------------------------    Signed: ----------------------------




  Return to:  Issuing Company ------------------------------------------
  Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

                       STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT SEVEN

                   Polaris Platinum O-Series Variable Annuity

This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated May 1, 2013, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570


                                  May 1, 2013

                                TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----
Separate Account and the Company ......................................      3

General Account .......................................................      4

Information Regarding the Use of the Volatility Index ("VIX")..........      5

Performance Data ......................................................      6

Annuity Income Payments ...............................................      9

Annuity Unit Values ...................................................     10

Taxes .................................................................     13

Broker-Dealer Firms Receiving Revenue Sharing Payments ................     23

Distribution of Contracts .............................................     24

Financial Statements ..................................................     24

                        SEPARATE ACCOUNT AND THE COMPANY


     American General Life Insurance Company ("AGL" or the "Company") is a stock life insurance company organized under the laws of the State of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company's, and American International Group has no legal obligation to back those commitments.

     On December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), American General Assurance Company ("AGAC"), American General Life and Accident Insurance Company ("AGLA"), American General Life Insurance Company of Delaware ("AGLD"), SunAmerica Life Insurance Company ("SALIC") and Western National Life Insurance Company, ("WNL"), affiliates of American General Life Insurance Company, merged with and into American General Life Insurance Company ("Merger"). Prior to this date, the Polaris Platinum O-Series contracts were issued by SunAmerica Annuity in all states except New York.

     Variable Annuity Account Seven ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of Anchor National. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company ("Company"). These were name changes only and did not affect the substance of any contract. Prior to December 31, 2012, the Separate Account was a separate account of SunAmerica Annuity. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, the Separate Account was transferred to and became a Separate Account of AGL under Texas law.

     The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

     The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable income payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

         Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).


                                 GENERAL ACCOUNT


         The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to fixed and/or DCA (non-MVA) fixed account options available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

         The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

          INFORMATION REGARDING THE USE OF THE VOLATILITY INDEX ("VIX")

This variable annuity is not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC ("S&P") or the Chicago Board Options Exchange, Incorporated ("CBOE"). S&P and CBOE make no representation, condition or warranty, express or implied, to the owners of this variable annuity or any member of the public regarding the advisability of investing on securities generally or in this variable annuity or in the ability of the CBOE Volatility Index (the "VIX") track market performance. S&P's and CBOE's only relationship to the Company is the licensing of certain trademarks and trade names of S&P, CBOE and the VIX which is determined, composed, and calculated by S&P without regard to the Company or this variable annuity. S&P has no obligation to take the needs of the Company or the owners of this variable annuity into consideration in determining, composing, or calculating the VIX. S&P and CBOE are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of this variable annuity to be issued or in the determination or calculation of the equation by which this variable annuity is to be converted into cash. S&P and CBOE have no obligation orliablity in connection with the administration, marketing or trading of this variable annuity.

Neither S&P, its affiliates nor their third part licensors, including CBOE, guarantee the adequacy, accuracy, timeliness or completeness of the VIX or any data included therein or any communications, including but not limited to, oral or written communications (including electronic communications) with respect thereto. S&P, its affiliates and their third party licensors, including CBOE, shall not be subject to any damages or liability for any errors, omissions or delays therein. S&P and CBOE make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the marks, the VIX or any data included therein. Without limiting any of the foregoing, in no event whatsoever shall S&P, its affiliates or their third party licensors, including CBOE, be liable for any indirect, special, incidental, punitive or consequential damages, including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(TM)" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by the Company. "CBOE", "CBOE Volatility Index" and "VIX" is a trademark of the Chicago Board Option Exchange, Incorporated and has neen licensed for use by S&P.

                                PERFORMANCE DATA

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.


STANDARDIZED PERFORMANCE PURSUANT TO SEC REQUIREMENTS ("STANDARDIZED"): The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

NON-STANDARDIZED PERFORMANCE: For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

         Performance data is computed in the manners described below.

CASH MANAGEMENT PORTFOLIO


         Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                  Base Period Return = (EV-SV)/(SV)

         where:

                  SV = value of one Accumulation Unit at the start of a 7 day period

                  EV = value of one Accumulation Unit at the end of the 7 day period

         The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period.

         The current yield is then obtained by annualizing the Base Period
Return:

                  Current Yield = (Base Period Return) x (365/7)


         STANDARDIZED PERFORMANCE: The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                             365/7]
                  Effective Yield = [(Base Period Return + 1)       - 1


         The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

         Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Portfolio's yield may become negative, which may result in a decline in the value of your investment.

OTHER VARIABLE PORTFOLIOS

         The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."


         STANDARDIZED PERFORMANCE: Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the following formulas:


                                n
                  [(1-SC)P](1+T) = ERV

where:            P  =  a hypothetical initial payment of $1,000
                  T  =  average annual total return
                  n  =  number of years
                 SC  =  sales charge

                ERV  =  ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof)


         As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

POLARIS PORTFOLIO ALLOCATOR MODELS AND SAMPLE PORTFOLIO PERFORMANCE

Please note, certain broker-dealers offer asset allocation models or sample portfolios that are different from the Polaris Portfolio Allocator Models. The performance information described below for the Polaris Portfolio Allocator Models is also applicable to the Sample Portfolios (collectively, "Models").

The Separate Account also computes "total return" data for each of the Models. Each Model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.


NON-STANDARDIZED PERFORMANCE: Total return for a Model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the Model inception date and rebalanced in accordance with the Model on each evaluation date. The Model inception date is the date when the Model was first offered for investment.

                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

         The initial annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employee-sponsored retirement plans, such classification is not permitted), premium taxes, if applicable, age of the Annuitant and designated second person, if any, and the income option selected.

         The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

         For fixed annuity income payments, the amount of the second and each subsequent monthly annuity income payment is the same as that determined above for the first monthly annuity income payment.

         For variable annuity income payments, the amount of the second and each subsequent monthly annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each annuity income payment is due.

                               ANNUITY UNIT VALUES

         The value of an Annuity Unit is determined independently for each Variable Portfolio.

         The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity income payments to increase (or not to decrease).

         The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity income payment will vary accordingly.

         For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

         The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

         The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

         (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

         (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

         The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

         ILLUSTRATIVE EXAMPLE

         Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                           NIF = ($11.46/$11.44)

                                  = 1.00174825

         The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

         In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                  $10.103523 x 1.00174825 x 0.99713732 = $10.092213

         To determine the initial payment, the initial annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

         The NIF measures the performance of the funds that are the basis for the amount of future annuity income payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate, the payment remains the same as the prior month. If the rate of the NIF is different than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

         ILLUSTRATIVE EXAMPLE

         Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity income payment date is $13.327695.

         P's first variable annuity income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable annuity income payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

 First Variable Annuity Income Payment = $4.92 x ($116,412.31/$1,000) = $572.75

         The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his funds to another Variable Portfolio) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $572.75/$13.256932 = 43.203812

         P's second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity income payment due date and by applying a monthly factor to neutralize the assumed investment rate of 3.5% per year.

              Second Variable Annuity Income Payment =
                                                               (1/12)
                              43.203812 x $13.327695x1/[(1.035)      ] = $574.16

         The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

         Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Income Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Income Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.

                                      TAXES
                                      -----

GENERAL

Note: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds. The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;

     - payments to certain reservists called up for active duty after September 11, 2001; and

     - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2013 is the lesser of 100% of includible compensation or $17,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,500 in 2013 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2013 may not exceed the lesser of $51,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2013 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2013. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2013 of less than $95,000, your contribution may be fully deductible; if your income is between $95,000 and $115,000, your contribution may be partially deductible and if your income is $115,000 or more, your contribution may not be deductible. If you are single and your income in 2013 is less than $59,000, your contribution may be fully deductible; if your income is between $59,000 and $69,000, your contribution may be partially deductible and if your income is $69,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2013 is between $178,000 and $188,000, your contribution may be partially deductible.

(d) Roth IRAs

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2013 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2013. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2013 is less than:
$178,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $112,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan if certain conditions are met. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS


The following list includes the names of member firms of the FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2012, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

BancWest Investment Services, Inc.
CCO Investment Services Corporation
Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Fifth Third Securities, Inc.
Financial Network Investment Corporation
FSC Securities Corp.
Infinex Investments, Inc.
ING Financial Partners, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC.
J.J.B. Hilliard, W.L. Lyons, Inc.
James Borello & Co
Lincoln Financial Advisor
Lincoln Financial Securities
LPL Financial Corporation
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
Multi Financial Securities Corp.
M&T Securities, Inc.
NEXT Financial Group, Inc.
Primevest Financial Services, Inc.
Raymond James & Associates
Raymond James Financial
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sammons Securities Co. LLC
Securities America, Inc.
Triad Advisors, Inc
UBS Financial Services Inc.
UnionBanc Investment Services
United Planners Financial Services of
 America BBVA Compass Investment Solutions, Inc.
U.S. Bancorp Investments, Inc.
Wells Fargo Advisor, LLC
Wescom Financial Services


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                           DISTRIBUTION OF CONTRACTS

     The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and SunAmerica Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS


     PricewaterhouseCoopers LLP, located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, serves as the independent registered public accounting firm for Variable Annuity Account Seven, American General Life Insurance Company ("AGL") and American International Group, Inc.

     You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

     The following financial statements are included in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:

     - Audited Financial Statements of Variable Annuity Account Seven of American General Life Insurance Company for the year ended December 31, 2012

     - Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2012, 2011 and 2010

     The financial statements of the AGL should be considered only as bearing on the ability of AGL to meet its obligation under the contracts.

AMERICAN INTERNATIONAL GROUP, INC. FINANCIAL INFORMATION

     On March 30, 2011, American International Group, Inc. and the Company entered into an Unconditional Capital Maintenance Agreement. As a result, the financial statements of American International Group, Inc. are incorporated by reference below. American International Group, Inc. does not underwrite any contracts referenced herein.

     The following financial statements are incorporated by reference in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:

     - Consolidated Financial Statements and Financial Statement Schedules and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control over Financial Reporting) which appears in American International Group, Inc.'s Annual Report on Form 10-K for the year ended December 31, 2012

     The following financial statements are also incorporated by reference in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers, independent accountants, given on the authority of said firm as experts in auditing and accounting:

     - Consolidated Financial Statements of AIA Group Limited incorporated by reference to American International Group, Inc.'s Annual Report on Form 10-K for the year ended December 31, 2012

                        VARIABLE ANNUITY ACCOUNT SEVEN

                                      OF

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                             FINANCIAL STATEMENTS

                               DECEMBER 31, 2012

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                             FINANCIAL STATEMENTS
                               DECEMBER 31, 2012

                                   CONTENTS

Report of Independent Registered Public Accounting Firm....................  1
Statements of Assets and Liabilities, December 31, 2012....................  2
Schedules of Portfolio Investments, December 31, 2012...................... 11
Statements of Operations, for the year ended December 31, 2012, except as indicated...................................................... 12
Statements of Changes in Net Assets, for the year ended December 31, 2012, except as indicated...................................................... 21
Statements of Changes in Net Assets, for the year ended
  December 31, 2011........................................................ 30
Notes to Financial Statements.............................................. 38

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of American General Life Insurance Company (formerly known as SunAmerica Annuity and Life Assurance Company) and the Contractholders of its separate account, Variable Annuity Account Seven:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Seven (the "Separate Account"), a separate account of American General Life Insurance Company (formerly known as SunAmerica Annuity and Life Assurance Company), at December 31, 2012, and the results of their operations for the periods then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodians and transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Los Angeles, California
April 26, 2013

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012

                                                                                 Government
                                                                                    and
                                                          Asset       Capital     Quality                  Asset
                                                        Allocation  Appreciation    Bond       Growth    Allocation
                                                        Portfolio    Portfolio   Portfolio    Portfolio  Portfolio
                                                        (Class 1)    (Class 1)   (Class 1)    (Class 1)  (Class 3)
                                                        ----------- ------------ ----------- ----------- ----------
Assets:
   Investments in Trusts, at net asset value            $12,437,547 $70,325,490  $50,495,823 $29,001,264 $6,617,904
   Receivable from American General Life Insurance
     Company                                                     --          --       12,155       5,415         --
Liabilities:
   Payable to American General Life Insurance Company           503       1,244           --          --         --
                                                        ----------- -----------  ----------- ----------- ----------
Net assets:                                             $12,437,044 $70,324,246  $50,507,978 $29,006,679 $6,617,904
                                                        =========== ===========  =========== =========== ==========
   Accumulation units                                   $12,383,361 $70,085,098  $50,385,996 $28,912,822 $6,617,904
   Contracts in payout (annuitization) period                53,683     239,148      121,982      93,857         --
                                                        ----------- -----------  ----------- ----------- ----------
       Total net assets                                 $12,437,044 $70,324,246  $50,507,978 $29,006,679 $6,617,904
                                                        =========== ===========  =========== =========== ==========
Accumulation units outstanding                              574,317   3,135,121    2,746,868   1,901,754    392,081
                                                        =========== ===========  =========== =========== ==========
Contracts with total expenses of 0.85%/(1)/:
   Accumulation units outstanding                                22         450           --         973         --
   Unit value of accumulation units                     $     18.22 $     14.61  $        -- $     11.33 $       --
Contracts with total expenses of 0.85% /(2)/:
   Accumulation units outstanding                           368,413   2,657,116    2,132,154   1,620,329    273,068
   Unit value of accumulation units                     $     17.23 $     19.74  $     17.62 $     13.29 $    16.94
Contracts with total expenses of 0.95%
   Accumulation units outstanding                                --          --           --          --     80,514
   Unit value of accumulation units                     $        -- $        --  $        -- $        -- $    16.90
Contracts with total expenses of 1.10%:
   Accumulation units outstanding                            26,419     268,267      149,708     114,155     10,126
   Unit value of accumulation units                     $     16.73 $     19.15  $     17.10 $     12.90 $    16.44
Contracts with total expenses of 1.20%:
   Accumulation units outstanding                                --          --           --          --     28,373
   Unit value of accumulation units                     $        -- $        --  $        -- $        -- $    16.43
Contracts with total expenses of 1.25%:
   Accumulation units outstanding                           179,463     209,288      465,006     166,297         --
   Unit value of accumulation units                     $     31.48 $     60.79  $     22.32 $     36.02 $       --

                                                          Capital    Government and             Natural   Aggressive
                                                        Appreciation  Quality Bond   Growth    Resources    Growth
                                                         Portfolio     Portfolio    Portfolio  Portfolio  Portfolio
                                                         (Class 3)     (Class 3)    (Class 3)  (Class 3)  (Class 1)
                                                        ------------ -------------- ---------- ---------- ----------
Assets:
   Investments in Trusts, at net asset value            $108,360,397  $131,175,137  $4,064,970 $5,868,674 $4,470,559
   Receivable from American General Life Insurance
     Company                                                      --            --          --         --         34
Liabilities:
   Payable to American General Life Insurance Company          3,762            88          --         --         --
                                                        ------------  ------------  ---------- ---------- ----------
Net assets:                                             $108,356,635  $131,175,049  $4,064,970 $5,868,674 $4,470,593
                                                        ============  ============  ========== ========== ==========
   Accumulation units                                   $108,286,200  $131,096,512  $4,064,970 $5,868,674 $4,468,602
   Contracts in payout (annuitization) period                 70,435        78,537          --         --      1,991
                                                        ------------  ------------  ---------- ---------- ----------
       Total net assets                                 $108,356,635  $131,175,049  $4,064,970 $5,868,674 $4,470,593
                                                        ============  ============  ========== ========== ==========
Accumulation units outstanding                             5,587,235     7,600,955     311,488    588,743    344,383
                                                        ============  ============  ========== ========== ==========
Contracts with total expenses of 0.85%/(1)/:
   Accumulation units outstanding                                 --            --          --         --         12
   Unit value of accumulation units                     $         --  $         --  $       -- $       -- $     6.18
Contracts with total expenses of 0.85% /(2)/:
   Accumulation units outstanding                          5,167,574     4,732,021     280,543    528,946     97,453
   Unit value of accumulation units                     $      19.42  $      17.32  $    13.07 $     9.98 $     9.44
Contracts with total expenses of 0.95%
   Accumulation units outstanding                            229,299     2,089,739      16,419     25,356         --
   Unit value of accumulation units                     $      19.35  $      17.29  $    13.06 $     9.96 $       --
Contracts with total expenses of 1.10%:
   Accumulation units outstanding                             88,249        65,811         915      8,662     34,865
   Unit value of accumulation units                     $      18.83  $      16.82  $    12.66 $     9.82 $     9.17
Contracts with total expenses of 1.20%:
   Accumulation units outstanding                            102,113       713,384      13,611     25,779         --
   Unit value of accumulation units                     $      18.77  $      16.78  $    12.66 $     9.79 $       --
Contracts with total expenses of 1.25%:
   Accumulation units outstanding                                 --            --          --         --    212,053
   Unit value of accumulation units                     $         --  $         --  $       -- $       -- $    15.24

(1)Offered in Polaris Plus product.
(2)Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                         Alliance               Blue Chip   Capital     Cash
                                                          Growth     Balanced    Growth     Growth   Management
                                                         Portfolio   Portfolio  Portfolio  Portfolio Portfolio
                                                         (Class 1)   (Class 1)  (Class 1)  (Class 1) (Class 1)
                                                        ----------- ----------- ---------- --------- -----------
Assets:
   Investments in Trusts, at net asset value            $21,220,450 $18,001,149 $1,104,932 $839,239  $14,863,988
   Receivable from American General Life Insurance
     Company                                                  1,531       7,679         --       --        1,138
Liabilities:
   Payable to American General Life Insurance Company            --          --         --       --           --
                                                        ----------- ----------- ---------- --------  -----------
Net assets:                                             $21,221,981 $18,008,828 $1,104,932 $839,239  $14,865,126
                                                        =========== =========== ========== ========  ===========
   Accumulation units                                   $21,202,331 $17,930,268 $1,104,932 $839,239  $14,756,587
   Contracts in payout (annuitization) period                19,650      78,560         --       --      108,539
                                                        ----------- ----------- ---------- --------  -----------
       Total net assets                                 $21,221,981 $18,008,828 $1,104,932 $839,239  $14,865,126
                                                        =========== =========== ========== ========  ===========
Accumulation units outstanding                              824,707   1,080,304    168,629   96,643    1,246,117
                                                        =========== =========== ========== ========  ===========
Contracts with total expenses of 0.85%/(1)/:
   Accumulation units outstanding                             1,180         524         --       --           30
   Unit value of accumulation units                     $      7.80 $     10.04 $       -- $     --  $     11.09
Contracts with total expenses of 0.85% /(2)/:
   Accumulation units outstanding                           326,427     377,230    161,607   86,956      901,469
   Unit value of accumulation units                     $      9.37 $     11.62 $     6.56 $   8.71  $     11.50
Contracts with total expenses of 0.95%
   Accumulation units outstanding                                --          --         --       --           --
   Unit value of accumulation units                     $        -- $        -- $       -- $     --  $        --
Contracts with total expenses of 1.10%:
   Accumulation units outstanding                            21,987       9,350      7,022    9,687       47,474
   Unit value of accumulation units                     $      9.10 $     11.29 $     6.37 $   8.46  $     11.19
Contracts with total expenses of 1.20%:
   Accumulation units outstanding                                --          --         --       --           --
   Unit value of accumulation units                     $        -- $        -- $       -- $     --  $        --
Contracts with total expenses of 1.25%:
   Accumulation units outstanding                           475,113     693,200         --       --      297,144
   Unit value of accumulation units                     $     37.78 $     19.48 $       -- $     --  $     13.34

                                                                           Davis      "Dogs" of  Emerging
                                                          Corporate    Venture Value Wall Street  Markets   Equity Index
                                                        Bond Portfolio   Portfolio    Portfolio  Portfolio   Portfolio
                                                          (Class 1)      (Class 1)    (Class 1)  (Class 1)   (Class 1)
                                                        -------------- ------------- ----------- ---------- ------------
Assets:
   Investments in Trusts, at net asset value             $63,519,961    $53,006,278  $3,995,110  $7,308,584  $9,436,816
   Receivable from American General Life Insurance
     Company                                                     925          6,773          87         747         851
Liabilities:
   Payable to American General Life Insurance Company             --             --          --          --          --
                                                         -----------    -----------  ----------  ----------  ----------
Net assets:                                              $63,520,886    $53,013,051  $3,995,197  $7,309,331  $9,437,667
                                                         ===========    ===========  ==========  ==========  ==========
   Accumulation units                                    $63,484,877    $52,933,672  $3,976,053  $7,295,384  $9,420,407
   Contracts in payout (annuitization) period                 36,009         79,379      19,144      13,947      17,260
                                                         -----------    -----------  ----------  ----------  ----------
       Total net assets                                  $63,520,886    $53,013,051  $3,995,197  $7,309,331  $9,437,667
                                                         ===========    ===========  ==========  ==========  ==========
Accumulation units outstanding                             2,673,869      3,018,562     230,944     326,734     870,415
                                                         ===========    ===========  ==========  ==========  ==========
Contracts with total expenses of 0.85%/(1)/:
   Accumulation units outstanding                                 --            560           4          --          --
   Unit value of accumulation units                      $        --    $     14.32  $    18.24  $       --  $       --
Contracts with total expenses of 0.85% /(2)/:
   Accumulation units outstanding                          2,336,143      2,535,122      92,155     102,406          --
   Unit value of accumulation units                      $     23.52    $     15.70  $    19.06  $    25.74  $       --
Contracts with total expenses of 0.95%
   Accumulation units outstanding                                 --             --          --          --          --
   Unit value of accumulation units                      $        --    $        --  $       --  $       --  $       --
Contracts with total expenses of 1.10%:
   Accumulation units outstanding                            185,452        237,558       5,654      14,481          --
   Unit value of accumulation units                      $     22.82    $     15.23  $    18.55  $    25.03  $       --
Contracts with total expenses of 1.20%:
   Accumulation units outstanding                                 --             --          --          --          --
   Unit value of accumulation units                      $        --    $        --  $       --  $       --  $       --
Contracts with total expenses of 1.25%:
   Accumulation units outstanding                            152,274        245,322     133,131     209,847     870,415
   Unit value of accumulation units                      $     28.53    $     39.06  $    16.02  $    20.54  $    10.84

(1)Offered in Polaris Plus product.
(2)Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                           Equity     Fundamental              Global       Growth
                                                        Opportunities   Growth    Global Bond Equities   Opportunities
                                                          Portfolio    Portfolio   Portfolio  Portfolio    Portfolio
                                                          (Class 1)    (Class 1)   (Class 1)  (Class 1)    (Class 1)
                                                        ------------- ----------- ----------- ---------- -------------
Assets:
   Investments in Trusts, at net asset value             $8,904,578   $10,003,055 $13,646,635 $4,979,560  $1,638,011
   Receivable from American General Life Insurance
     Company                                                    402         1,491          --        100          --
Liabilities:
   Payable to American General Life Insurance Company            --            --          55         --          --
                                                         ----------   ----------- ----------- ----------  ----------
Net assets:                                              $8,904,980   $10,004,546 $13,646,580 $4,979,660  $1,638,011
                                                         ==========   =========== =========== ==========  ==========
   Accumulation units                                    $8,881,734   $ 9,991,767 $13,635,711 $4,979,390  $1,638,011
   Contracts in payout (annuitization) period                23,246        12,779      10,869        270          --
                                                         ----------   ----------- ----------- ----------  ----------
       Total net assets                                  $8,904,980   $10,004,546 $13,646,580 $4,979,660  $1,638,011
                                                         ==========   =========== =========== ==========  ==========
Accumulation units outstanding                              589,676       849,991     690,720    329,678     230,611
                                                         ==========   =========== =========== ==========  ==========
Contracts with total expenses of 0.85%/(1)/:
   Accumulation units outstanding                                --            --          24         --          --
   Unit value of accumulation units                      $       --   $        -- $     17.67 $       --  $       --
Contracts with total expenses of 0.85% /(2)/:
   Accumulation units outstanding                           483,516       525,348     524,753    172,770     214,441
   Unit value of accumulation units                      $    14.18   $      7.82 $     18.83 $    10.14  $     7.09
Contracts with total expenses of 0.95%
   Accumulation units outstanding                                --            --          --         --          --
   Unit value of accumulation units                      $       --   $        -- $        -- $       --  $       --
Contracts with total expenses of 1.10%:
   Accumulation units outstanding                            34,487        48,009      59,880     22,573      16,170
   Unit value of accumulation units                      $    13.77   $      7.59 $     18.28 $     9.85  $     7.29
Contracts with total expenses of 1.20%:
   Accumulation units outstanding                                --            --          --         --          --
   Unit value of accumulation units                      $       --   $        -- $        -- $       --  $       --
Contracts with total expenses of 1.25%:
   Accumulation units outstanding                            71,673       276,634     106,063    134,335          --
   Unit value of accumulation units                      $    21.97   $     19.99 $     25.21 $    22.37  $       --

                                                                                                                    MFS
                                                                                   International International Massachusetts
                                                          Growth-                   Diversified   Growth and     Investors
                                                          Income      High-Yield     Equities       Income         Trust
                                                         Portfolio  Bond Portfolio   Portfolio     Portfolio     Portfolio
                                                         (Class 1)    (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                                        ----------- -------------- ------------- ------------- -------------
Assets:
   Investments in Trusts, at net asset value            $18,078,049  $13,972,376    $4,722,447    $9,104,704    $4,215,221
   Receivable from American General Life Insurance
     Company                                                  2,521           --         3,480            --            62
Liabilities:
   Payable to American General Life Insurance Company            --           64            --         2,576            --
                                                        -----------  -----------    ----------    ----------    ----------
Net assets:                                             $18,080,570  $13,972,312    $4,725,927    $9,102,128    $4,215,283
                                                        ===========  ===========    ==========    ==========    ==========
   Accumulation units                                   $18,003,713  $13,968,369    $4,677,511    $9,020,819    $4,212,604
   Contracts in payout (annuitization) period                76,857        3,943        48,416        81,309         2,679
                                                        -----------  -----------    ----------    ----------    ----------
       Total net assets                                 $18,080,570  $13,972,312    $4,725,927    $9,102,128    $4,215,283
                                                        ===========  ===========    ==========    ==========    ==========
Accumulation units outstanding                              844,162      675,430       457,156       715,994       328,234
                                                        ===========  ===========    ==========    ==========    ==========
Contracts with total expenses of 0.85%/(1)/:
   Accumulation units outstanding                               150           21            44           361            --
   Unit value of accumulation units                     $     10.12  $     19.97    $    14.74    $    10.75    $       --
Contracts with total expenses of 0.85% /(2)/:
   Accumulation units outstanding                           430,659      526,818       296,921       471,407       303,868
   Unit value of accumulation units                     $     11.01  $     19.53    $     9.15    $    11.97    $    12.87
Contracts with total expenses of 0.95%
   Accumulation units outstanding                                --           --            --            --            --
   Unit value of accumulation units                     $        --  $        --    $       --    $       --    $       --
Contracts with total expenses of 1.10%:
   Accumulation units outstanding                            22,826       44,593        35,474        52,679        24,366
   Unit value of accumulation units                     $     10.69  $     18.98    $     8.89    $    11.62    $    12.50
Contracts with total expenses of 1.20%:
   Accumulation units outstanding                                --           --            --            --            --
   Unit value of accumulation units                     $        --  $        --    $       --    $       --    $       --
Contracts with total expenses of 1.25%:
   Accumulation units outstanding                           390,527      103,998       124,717       191,547            --
   Unit value of accumulation units                     $     33.52  $     27.28    $    13.54    $    14.86    $       --

(1)Offered in Polaris Plus product.
(2)Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                                                                  SMALL
                                                              MFS TOTAL   MID-CAP                COMPANY
                                                               RETURN     GROWTH    REAL ESTATE   VALUE    TECHNOLOGY
                                                              PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO  PORTFOLIO
                                                              (CLASS 1)  (CLASS 1)   (CLASS 1)  (CLASS 1)  (CLASS 1)
                                                             ----------- ---------- ----------  ----------  --------
Assets:
   Investments in Trusts, at net asset value                 $79,613,840 $3,400,165 $5,424,610  $3,587,475  $310,790
   Receivable from American General Life Insurance Company            --         --        100          --        --
Liabilities:
   Payable to American General Life Insurance Company                862         --         --          --        --
                                                             ----------- ---------- ----------  ----------  --------
Net assets:                                                  $79,612,978 $3,400,165 $5,424,710  $3,587,475  $310,790
                                                             =========== ========== ==========  ==========  ========
   Accumulation units                                        $79,379,020 $3,400,165 $5,409,978  $3,587,475  $310,790
   Contracts in payout (annuitization) period                    233,958         --     14,732          --        --
                                                             ----------- ---------- ----------  ----------  --------
       Total net assets                                      $79,612,978 $3,400,165 $5,424,710  $3,587,475  $310,790
                                                             =========== ========== ==========  ==========  ========
Accumulation units outstanding                                 4,364,922    312,135    169,877     118,143   127,154
                                                             =========== ========== ==========  ==========  ========
Contracts with total expenses of 0.85%/(1)/:
   Accumulation units outstanding                                     --         --         15          13        --
   Unit value of accumulation units                          $        -- $       -- $    29.96  $    22.04  $     --
Contracts with total expenses of 0.85% /(2)/:
   Accumulation units outstanding                              4,021,191    295,517     92,576          --   105,568
   Unit value of accumulation units                          $     18.28 $    10.91 $    34.54  $       --  $   2.46
Contracts with total expenses of 0.95%
   Accumulation units outstanding                                     --         --         --          --        --
   Unit value of accumulation units                          $        -- $       -- $       --  $       --  $     --
Contracts with total expenses of 1.10%:
   Accumulation units outstanding                                343,731     16,618      6,663          --    21,586
   Unit value of accumulation units                          $     17.74 $    10.59 $    33.55  $       --  $   2.38
Contracts with total expenses of 1.20%:
   Accumulation units outstanding                                     --         --         --          --        --
   Unit value of accumulation units                          $        -- $       -- $       --  $       --  $     --
Contracts with total expenses of 1.25%:
   Accumulation units outstanding                                     --         --     70,623     118,130        --
   Unit value of accumulation units                          $        -- $       -- $    28.36  $    30.37  $     --

                                                              Telecom                  Aggressive Alliance
                                                              Utility    Total Return    Growth    Growth    Balanced
                                                             Portfolio  Bond Portfolio Portfolio  Portfolio  Portfolio
                                                             (Class 1)    (Class 1)    (Class 3)  (Class 3)  (Class 3)
                                                             ---------- -------------- ---------- ---------- ----------
Assets:
   Investments in Trusts, at net asset value                 $2,300,837  $26,592,078    $843,319  $8,915,079 $6,208,355
   Receivable from American General Life Insurance Company        1,700          242          --          --         --
Liabilities:
   Payable to American General Life Insurance Company                --           --          --          --         --
                                                             ----------  -----------    --------  ---------- ----------
Net assets:                                                  $2,302,537  $26,592,320    $843,319  $8,915,079 $6,208,355
                                                             ==========  ===========    ========  ========== ==========
   Accumulation units                                        $2,288,468  $26,396,832    $843,319  $8,915,079 $6,208,355
   Contracts in payout (annuitization) period                    14,069      195,488          --          --         --
                                                             ----------  -----------    --------  ---------- ----------
       Total net assets                                      $2,302,537  $26,592,320    $843,319  $8,915,079 $6,208,355
                                                             ==========  ===========    ========  ========== ==========
Accumulation units outstanding                                  131,508    1,233,950      91,044     968,519    546,519
                                                             ==========  ===========    ========  ========== ==========
Contracts with total expenses of 0.85%/(1)/:
   Accumulation units outstanding                                    52           --          --          --         --
   Unit value of accumulation units                          $    14.92  $        --    $     --  $       -- $       --
Contracts with total expenses of 0.85% /(2)/:
   Accumulation units outstanding                                44,574    1,088,611      39,266     935,343    299,487
   Unit value of accumulation units                          $    13.98  $     21.09    $   9.28  $     9.21 $    11.44
Contracts with total expenses of 0.95%
   Accumulation units outstanding                                    --           --      47,170       2,979    156,951
   Unit value of accumulation units                          $       --  $        --    $   9.27  $     9.19 $    11.41
Contracts with total expenses of 1.10%:
   Accumulation units outstanding                                 5,610       79,146         548      17,875      4,586
   Unit value of accumulation units                          $    13.58  $     20.48    $   9.09  $     8.94 $    11.03
Contracts with total expenses of 1.20%:
   Accumulation units outstanding                                    --           --       4,060      12,322     85,495
   Unit value of accumulation units                          $       --  $        --    $   9.07  $     8.92 $    11.01
Contracts with total expenses of 1.25%:
   Accumulation units outstanding                                81,272       66,193          --          --         --
   Unit value of accumulation units                          $    19.70  $     30.48    $     --  $       -- $       --

(1)Offered in Polaris Plus product.
(2)Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                        Blue Chip   Capital      Cash
                                                         Growth     Growth    Management  Corporate Bond   Davis Venture
                                                        Portfolio  Portfolio  Portfolio  Portfolio (Class Value Portfolio
                                                        (Class 3)  (Class 3)  (Class 3)         3)           (Class 3)
                                                        ---------- ---------- ---------- ---------------- ---------------
Assets:
   Investments in Trusts, at net asset value            $2,289,960 $3,252,911 $9,986,971   $185,674,312     $84,303,320
   Receivable from American General Life Insurance
     Company                                                    --         --         --             --              --
Liabilities:
   Payable to American General Life Insurance Company           --         --         --            481           2,323
                                                        ---------- ---------- ----------   ------------     -----------
Net assets:                                             $2,289,960 $3,252,911 $9,986,971   $185,673,831     $84,300,997
                                                        ========== ========== ==========   ============     ===========
   Accumulation units                                   $2,289,960 $3,252,911 $9,986,971   $185,642,908     $84,284,675
   Contracts in payout (annuitization) period                   --         --         --         30,923          16,322
                                                        ---------- ---------- ----------   ------------     -----------
       Total net assets                                 $2,289,960 $3,252,911 $9,986,971   $185,673,831     $84,300,997
                                                        ========== ========== ==========   ============     ===========
Accumulation units outstanding                             356,702    380,722    883,419      8,040,815       5,470,444
                                                        ========== ========== ==========   ============     ===========
Contracts with total expenses of 0.85%/(1)/:
   Accumulation units outstanding                               --         --         --             --              --
   Unit value of accumulation units                     $       -- $       -- $       --   $         --     $        --
Contracts with total expenses of 0.85% /(2)/:
   Accumulation units outstanding                          233,535    342,971    851,350      6,936,227       4,912,214
   Unit value of accumulation units                     $     6.45 $     8.56 $    11.31   $      23.13     $     15.43
Contracts with total expenses of 0.95%
   Accumulation units outstanding                           79,716     11,912     18,429        723,026         325,559
   Unit value of accumulation units                     $     6.44 $     8.56 $    11.30   $      23.10     $     15.39
Contracts with total expenses of 1.10% :
   Accumulation units outstanding                              943      7,204      2,777        112,512          75,833
   Unit value of accumulation units                     $     6.22 $     8.31 $    10.93   $      22.44     $     14.98
Contracts with total expenses of 1.20% :
   Accumulation units outstanding                           42,508     18,635     10,863        269,050         156,838
   Unit value of accumulation units                     $     6.21 $     8.30 $    10.92   $      22.41     $     14.93
Contracts with total expenses of 1.25% :
   Accumulation units outstanding                               --         --         --             --              --
   Unit value of accumulation units                     $       -- $       -- $       --   $         --     $        --

                                                         "Dogs" of   Emerging      Equity                   Fundamental
                                                        Wall Street   Markets   Opportunities Foreign Value   Growth
                                                         Portfolio   Portfolio    Portfolio     Portfolio    Portfolio
                                                         (Class 3)   (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                                        ----------- ----------- ------------- ------------- -----------
Assets:
   Investments in Trusts, at net asset value            $4,266,221  $11,230,301  $2,607,598    $89,644,234  $3,328,370
   Receivable from American General Life Insurance
     Company                                                    --           --          --             --          --
Liabilities:
   Payable to American General Life Insurance Company          132           --          --            516          --
                                                        ----------  -----------  ----------    -----------  ----------
Net assets:                                             $4,266,089  $11,230,301  $2,607,598    $89,643,718  $3,328,370
                                                        ==========  ===========  ==========    ===========  ==========
   Accumulation units                                   $4,249,955  $11,230,301  $2,607,598    $89,628,570  $3,328,370
   Contracts in payout (annuitization) period               16,134           --          --         15,148          --
                                                        ----------  -----------  ----------    -----------  ----------
       Total net assets                                 $4,266,089  $11,230,301  $2,607,598    $89,643,718  $3,328,370
                                                        ==========  ===========  ==========    ===========  ==========
Accumulation units outstanding                             228,482      444,823     188,018      8,922,679     433,219
                                                        ==========  ===========  ==========    ===========  ==========
Contracts with total expenses of 0.85%/(1)/:
   Accumulation units outstanding                               --           --          --             --          --
   Unit value of accumulation units                     $       --  $        --  $       --    $        --  $       --
Contracts with total expenses of 0.85% /(2)/:
   Accumulation units outstanding                           90,458      371,001      94,964      5,529,652     397,596
   Unit value of accumulation units                     $    18.75  $     25.30  $    13.94    $     10.07  $     7.69
Contracts with total expenses of 0.95%
   Accumulation units outstanding                          107,479       44,043      63,131      2,423,961      21,844
   Unit value of accumulation units                     $    18.74  $     25.24  $    13.92    $     10.06  $     7.68
Contracts with total expenses of 1.10% :
   Accumulation units outstanding                            1,105        8,865       6,833         88,979       5,182
   Unit value of accumulation units                     $    18.19  $     24.61  $    13.53    $      9.90  $     7.42
Contracts with total expenses of 1.20% :
   Accumulation units outstanding                           29,440       20,914      23,090        880,087       8,597
   Unit value of accumulation units                     $    18.19  $     24.56  $    13.53    $      9.89  $     7.42
Contracts with total expenses of 1.25% :
   Accumulation units outstanding                               --           --          --             --          --
   Unit value of accumulation units                     $       --  $        --  $       --    $        --  $       --

(1)Offered in Polaris Plus product.
(2)Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                                     Global       Growth       Growth-
                                                        Global Bond Equities   Opportunities   Income      High-Yield
                                                         Portfolio  Portfolio    Portfolio    Portfolio  Bond Portfolio
                                                         (Class 3)  (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                                        ----------- ---------- ------------- ----------- --------------
Assets:
   Investments in Trusts, at net asset value            $30,449,558 $1,425,830  $25,118,001  $13,810,841  $38,782,865
   Receivable from American General Life Insurance
     Company                                                     --         --           --           15          420
Liabilities:
   Payable to American General Life Insurance Company         1,040         --           --           --           --
                                                        ----------- ----------  -----------  -----------  -----------
Net assets:                                             $30,448,518 $1,425,830  $25,118,001  $13,810,856  $38,783,285
                                                        =========== ==========  ===========  ===========  ===========
   Accumulation units                                   $30,428,546 $1,425,830  $25,118,001  $13,806,979  $38,725,775
   Contracts in payout (annuitization) period                19,972         --           --        3,877       57,510
                                                        ----------- ----------  -----------  -----------  -----------
       Total net assets                                 $30,448,518 $1,425,830  $25,118,001  $13,810,856  $38,783,285
                                                        =========== ==========  ===========  ===========  ===========
Accumulation units outstanding                            1,648,857    143,059    3,597,842    1,284,853    2,022,873
                                                        =========== ==========  ===========  ===========  ===========
Contracts with total expenses of 0.85%/(1)/:
   Accumulation units outstanding                                --         --           --           --           --
   Unit value of accumulation units                     $        -- $       --  $        --  $        --  $        --
Contracts with total expenses of 0.85% /(2)/:
   Accumulation units outstanding                         1,319,046    116,626    2,762,009      513,793    1,796,336
   Unit value of accumulation units                     $     18.51 $     9.98  $      6.97  $     10.83  $     19.20
Contracts with total expenses of 0.95%
   Accumulation units outstanding                           212,230     21,471      588,293      527,638      119,103
   Unit value of accumulation units                     $     18.48 $     9.96  $      6.96  $     10.81  $     19.17
Contracts with total expenses of 1.10% :
   Accumulation units outstanding                            16,113        626       41,628       10,360       33,730
   Unit value of accumulation units                     $     17.97 $     9.73  $      7.16  $     10.45  $     18.66
Contracts with total expenses of 1.20% :
   Accumulation units outstanding                           101,468      4,336      205,912      233,062       73,704
   Unit value of accumulation units                     $     17.94 $     9.71  $      7.16  $     10.45  $     18.63
Contracts with total expenses of 1.25% :
   Accumulation units outstanding                                --         --           --           --           --
   Unit value of accumulation units                     $        -- $       --  $        --  $        --  $        --

                                                                      International
                                                        International    Growth      Marsico         MFS
                                                         Diversified       and       Focused    Massachusetts        MFS
                                                          Equities       Income      Growth    Investors Trust      Total
                                                          Portfolio     Portfolio   Portfolio     Portfolio    Return Portfolio
                                                          (Class 3)     (Class 3)   (Class 3)     (Class 3)       (Class 3)
                                                        ------------- ------------- ---------- --------------- ----------------
Assets:
   Investments in Trusts, at net asset value             $5,800,527    $34,497,411  $4,627,515   $51,467,151     $111,866,066
   Receivable from American General Life Insurance
     Company                                                     --             --          --            --               --
Liabilities:
   Payable to American General Life Insurance Company            --             --          --            --              634
                                                         ----------    -----------  ----------   -----------     ------------
Net assets:                                              $5,800,527    $34,497,411  $4,627,515   $51,467,151     $111,865,432
                                                         ==========    ===========  ==========   ===========     ============
   Accumulation units                                    $5,800,527    $34,497,411  $4,627,515   $51,467,151     $111,838,062
   Contracts in payout (annuitization) period                    --             --          --            --           27,370
                                                         ----------    -----------  ----------   -----------     ------------
       Total net assets                                  $5,800,527    $34,497,411  $4,627,515   $51,467,151     $111,865,432
                                                         ==========    ===========  ==========   ===========     ============
Accumulation units outstanding                              646,203      2,932,641     422,088     4,091,652        6,232,201
                                                         ==========    ===========  ==========   ===========     ============
Contracts with total expenses of 0.85%/(1)/:
   Accumulation units outstanding                                --             --          --            --               --
   Unit value of accumulation units                      $       --    $        --  $       --   $        --     $         --
Contracts with total expenses of 0.85% /(2)/:
   Accumulation units outstanding                           487,327      2,870,299     239,934     2,367,983        5,693,953
   Unit value of accumulation units                      $     9.00    $     11.77  $    11.00   $     12.65     $      17.97
Contracts with total expenses of 0.95%
   Accumulation units outstanding                           107,738          5,601     118,980     1,213,283          305,199
   Unit value of accumulation units                      $     8.98    $     11.75  $    10.98   $     12.63     $      17.94
Contracts with total expenses of 1.10% :
   Accumulation units outstanding                             6,794         45,659      11,369        38,957          102,625
   Unit value of accumulation units                      $     8.74    $     11.43  $    10.82   $     12.13     $      17.44
Contracts with total expenses of 1.20% :
   Accumulation units outstanding                            44,344         11,082      51,805       471,429          130,424
   Unit value of accumulation units                      $     8.73    $     11.42  $    10.80   $     12.11     $      17.41
Contracts with total expenses of 1.25% :
   Accumulation units outstanding                                --             --          --            --               --
   Unit value of accumulation units                      $       --    $        --  $       --   $        --     $         --

(1)Offered in Polaris Plus product.
(2)Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                                                                         SunAmerica
                                                       Mid-Cap               Small & Mid      Small       Dynamic
                                                       Growth    Real Estate  Cap Value      Company     Allocation
                                                      Portfolio   Portfolio   Portfolio  Value Portfolio Portfolio
                                                      (Class 3)   (Class 3)   (Class 3)     (Class 3)    (Class 3)
                                                     ----------- ----------- ----------- --------------- -----------
Assets:
   Investments in Trusts, at net asset value         $17,854,707 $28,292,972 $51,472,222   $34,154,966   $71,191,459
   Receivable from American General Life Insurance
     Company                                                  --          --          --            --            --
Liabilities:
   Payable to American General Life Insurance
     Company                                                  --          --         269           243            --
                                                     ----------- ----------- -----------   -----------   -----------
Net assets:                                          $17,854,707 $28,292,972 $51,471,953   $34,154,723   $71,191,459
                                                     =========== =========== ===========   ===========   ===========
   Accumulation units                                $17,854,707 $28,292,972 $51,459,342   $34,143,656   $71,191,459
   Contracts in payout (annuitization) period                 --          --      12,611        11,067            --
                                                     ----------- ----------- -----------   -----------   -----------
       Total net assets                              $17,854,707 $28,292,972 $51,471,953   $34,154,723   $71,191,459
                                                     =========== =========== ===========   ===========   ===========
Accumulation units outstanding                         1,675,831     835,151   4,087,534     3,043,346     6,737,476
                                                     =========== =========== ===========   ===========   ===========
Contracts with total expenses of 0.85%/(1)/:
   Accumulation units outstanding                             --          --          --            --            --
   Unit value of accumulation units                  $        -- $        -- $        --   $        --   $        --
Contracts with total expenses of 0.85% /(2)/:
   Accumulation units outstanding                        443,972     668,496   3,375,489     2,203,082            20
   Unit value of accumulation units                  $     10.73 $     33.95 $     12.61   $     11.24   $     10.60
Contracts with total expenses of 0.95%
   Accumulation units outstanding                        893,032     109,524     460,187       588,617     5,609,641
   Unit value of accumulation units                  $     10.71 $     33.91 $     12.58   $     11.23   $     10.57
Contracts with total expenses of 1.10% :
   Accumulation units outstanding                         17,016      11,527      51,662        34,361            --
   Unit value of accumulation units                  $     10.42 $     32.96 $     12.40   $     11.05   $        --
Contracts with total expenses of 1.20% :
   Accumulation units outstanding                        321,811      45,604     200,196       217,286     1,127,815
   Unit value of accumulation units                  $     10.40 $     32.93 $     12.38   $     11.05   $     10.55
Contracts with total expenses of 1.25% :
   Accumulation units outstanding                             --          --          --            --            --
   Unit value of accumulation units                  $        -- $        -- $        --   $        --   $        --

                                                                                                               Invesco
                                                                                                             Van Kampen
                                                             SunAmerica                                         V.I.
                                                              Dynamic               Telecom                   American
                                                              Strategy  Technology  Utility    Total Return   Franchise
                                                             Portfolio  Portfolio  Portfolio  Bond Portfolio    Fund
                                                             (Class 3)  (Class 3)  (Class 3)    (Class 3)    (Series II)
                                                             ---------- ---------- ---------- -------------- -----------
Assets:
   Investments in Trusts, at net asset value                   $  105    $613,287  $1,422,342  $144,724,107  $5,229,170
   Receivable from American General Life Insurance Company         --          --          --            --          --
Liabilities:
   Payable to American General Life Insurance Company              --          --          --            --          --
                                                               ------    --------  ----------  ------------  ----------
Net assets:                                                    $  105    $613,287  $1,422,342  $144,724,107  $5,229,170
                                                               ======    ========  ==========  ============  ==========
   Accumulation units                                          $  105    $613,287  $1,422,342  $144,724,107  $5,229,170
   Contracts in payout (annuitization) period                      --          --          --            --          --
                                                               ------    --------  ----------  ------------  ----------
       Total net assets                                        $  105    $613,287  $1,422,342  $144,724,107  $5,229,170
                                                               ======    ========  ==========  ============  ==========
Accumulation units outstanding                                     10     255,123     104,015     7,008,599     440,812
                                                               ======    ========  ==========  ============  ==========
Contracts with total expenses of 0.85%/(1)/:
   Accumulation units outstanding                                  --          --          --            --          --
   Unit value of accumulation units                            $   --    $     --  $       --  $         --  $       --
Contracts with total expenses of 0.85% /(2)/:
   Accumulation units outstanding                                  10     203,793      71,959     4,137,852     383,936
   Unit value of accumulation units                            $
                                                                10.46    $   2.41  $    13.73  $      20.73  $    11.89
Contracts with total expenses of 0.95%
   Accumulation units outstanding                                  --      24,726      20,364     2,046,081      14,257
   Unit value of accumulation units                            $   --    $   2.41  $    13.69  $      20.70  $    11.86
Contracts with total expenses of 1.10% :
   Accumulation units outstanding                                  --         118       2,216        59,758      34,657
   Unit value of accumulation units                            $   --    $   2.32  $    13.34  $      20.14  $    11.61
Contracts with total expenses of 1.20% :
   Accumulation units outstanding                                  --      26,486       9,476       764,908       7,962
   Unit value of accumulation units                            $   --    $   2.32  $    13.32  $      20.11  $    11.58
Contracts with total expenses of 1.25% :
   Accumulation units outstanding                                  --          --          --            --          --
   Unit value of accumulation units                            $   --    $     --  $       --  $         --  $       --

(1)Offered in Polaris Plus product.
(2)Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                              Invesco Van
                                                 Invesco Van  Kampen V.I.
                                                 Kampen V.I.  Growth and      Growth and    Mid Cap Stock
                                                Comstock Fund Income Fund  Income Portfolio   Portfolio   Asset Allocation
                                                 (Series II)  (Series II)     (Class VC)     (Class VC)    Fund (Class 2)
                                                ------------- ------------ ---------------- ------------- ----------------
Assets:
   Investments in Trusts, at net asset value    $229,271,523  $241,423,280   $113,650,846    $71,012,534    $301,000,788
   Receivable from American General Life
     Insurance Company                                    --         1,665             --             --              --
Liabilities:
   Payable to American General Life Insurance
     Company                                           4,196            --          2,049          1,344           3,401
                                                ------------  ------------   ------------    -----------    ------------
Net assets:                                     $229,267,327  $241,424,945   $113,648,797    $71,011,190    $300,997,387
                                                ============  ============   ============    ===========    ============
   Accumulation units                           $229,138,657  $241,197,054   $113,419,547    $70,974,627    $300,520,834
   Contracts in payout (annuitization) period        128,670       227,891        229,250         36,563         476,553
                                                ------------  ------------   ------------    -----------    ------------
       Total net assets                         $229,267,327  $241,424,945   $113,648,797    $71,011,190    $300,997,387
                                                ============  ============   ============    ===========    ============
Accumulation units outstanding                    15,243,068    14,724,855      8,734,130      4,517,908      15,535,469
                                                ============  ============   ============    ===========    ============
Contracts with total expenses of 0.85%/(1)/:
   Accumulation units outstanding                         --            --             --             --              --
   Unit value of accumulation units             $         --  $         --   $         --    $        --    $         --
Contracts with total expenses of 0.85% /(2)/:
   Accumulation units outstanding                 12,967,953    12,209,038      8,080,384      4,184,771      14,531,166
   Unit value of accumulation units             $      15.07  $      16.43   $      13.03    $     15.75    $      19.40
Contracts with total expenses of 0.95%
   Accumulation units outstanding                  1,265,557     1,470,919        162,555         39,093         283,275
   Unit value of accumulation units             $      15.05  $      16.41   $      13.01    $     15.74    $      19.37
Contracts with total expenses of 1.10% :
   Accumulation units outstanding                    543,749       500,796        420,924        272,424         544,183
   Unit value of accumulation units             $      14.66  $      15.96   $      12.69    $     15.33    $      18.92
Contracts with total expenses of 1.20% :
   Accumulation units outstanding                    465,809       544,102         70,267         21,620         176,845
   Unit value of accumulation units             $      14.64  $      15.93   $      12.67    $     15.33    $      18.90
Contracts with total expenses of 1.25% :
   Accumulation units outstanding                         --            --             --             --              --
   Unit value of accumulation units             $         --  $         --   $         --    $        --    $         --

                                                                                                                  Franklin
                                                                                                                Templeton VIP
                                                                                                                  Founding
                                                                                                   Franklin         Funds
                                                                                                    Income       Allocation
                                                     Global Growth  Growth Fund  Growth-Income  Securities Fund     Fund
                                                     Fund (Class 2)  (Class 2)   Fund (Class 2)    (Class 2)      (Class 2)
                                                     -------------- ------------ -------------- --------------- -------------
Assets:
   Investments in Trusts, at net asset value          $281,095,191  $213,620,091  $361,536,342    $21,937,148    $25,355,257
   Receivable from American General Life Insurance
     Company                                                    --            --         2,710             --             --
Liabilities:
   Payable to American General Life Insurance
     Company                                                 5,435         1,453            --          2,072             --
                                                      ------------  ------------  ------------    -----------    -----------
Net assets:                                           $281,089,756  $213,618,638  $361,539,052    $21,935,076    $25,355,257
                                                      ============  ============  ============    ===========    ===========
   Accumulation units                                 $280,900,824  $213,436,320  $361,270,974    $21,910,357    $25,355,257
   Contracts in payout (annuitization) period              188,932       182,318       268,078         24,719             --
                                                      ------------  ------------  ------------    -----------    -----------
       Total net assets                               $281,089,756  $213,618,638  $361,539,052    $21,935,076    $25,355,257
                                                      ============  ============  ============    ===========    ===========
Accumulation units outstanding                          10,545,732     9,225,171    18,422,938      1,823,182      2,416,953
                                                      ============  ============  ============    ===========    ===========
Contracts with total expenses of 0.85%/(1)/:
   Accumulation units outstanding                               --            --            --             --             --
   Unit value of accumulation units                   $         --  $         --  $         --    $        --    $        --
Contracts with total expenses of 0.85% /(2)/:
   Accumulation units outstanding                        9,157,116     8,032,614    17,327,367      1,275,838      2,314,030
   Unit value of accumulation units                   $      26.70  $      23.20  $      19.65    $     12.05    $     10.49
Contracts with total expenses of 0.95%
   Accumulation units outstanding                          781,363       564,497       257,147        323,638         48,018
   Unit value of accumulation units                   $      26.66  $      23.18  $      19.60    $     12.03    $     10.49
Contracts with total expenses of 1.10% :
   Accumulation units outstanding                          324,537       430,698       689,708         20,158         10,887
   Unit value of accumulation units                   $      26.04  $      22.62  $      19.14    $     11.93    $     10.37
Contracts with total expenses of 1.20% :
   Accumulation units outstanding                          282,716       197,362       148,716        203,548         44,018
   Unit value of accumulation units                   $      26.00  $      22.60  $      19.11    $     11.91    $     10.36
Contracts with total expenses of 1.25% :
   Accumulation units outstanding                               --            --            --             --             --
   Unit value of accumulation units                   $         --  $         --  $         --    $        --    $        --

(1)Offered in Polaris Plus product.
(2)Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2012
                                  (continued)


                                                                 Real Return
                                                                  Portfolio
                                                                  (Class 3)
                                                                 -----------
    Assets:
       Investments in Trusts, at net asset value                 $19,237,262
       Receivable from American General Life Insurance Company            --
    Liabilities:
       Payable to American General Life Insurance Company                 --
                                                                 -----------
    Net assets:                                                  $19,237,262
                                                                 ===========
       Accumulation units                                        $19,237,262
       Contracts in payout (annuitization) period                         --
                                                                 -----------
           Total net assets                                      $19,237,262
                                                                 ===========
    Accumulation units outstanding                                 1,530,017
                                                                 ===========
    Contracts with total expenses of 0.85%/(1)/:
       Accumulation units outstanding                                     --
       Unit value of accumulation units                          $        --
    Contracts with total expenses of 0.85% /(2)/:
       Accumulation units outstanding                                390,088
       Unit value of accumulation units                          $     12.60
    Contracts with total expenses of 0.95%
       Accumulation units outstanding                                812,988
       Unit value of accumulation units                          $     12.57
    Contracts with total expenses of 1.10% :
       Accumulation units outstanding                                  3,966
       Unit value of accumulation units                          $     12.64
    Contracts with total expenses of 1.20% :
       Accumulation units outstanding                                322,975
       Unit value of accumulation units                          $     12.55
    Contracts with total expenses of 1.25% :
       Accumulation units outstanding                                     --
       Unit value of accumulation units                          $        --

(1)Offered in Polaris Plus product.
(2)Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      SCHEDULES OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2012

                                                                        Net
                                                                       Asset
                                                                       Value                               Level
                                                                        Per                                (Note
Variable Accounts                                             Shares   Share  Net Asset Value     Cost      A)
-----------------                                           ---------- ------ --------------- ------------ -----
ANCHOR SERIES TRUST
   Asset Allocation Portfolio (Class 1)....................    879,196 $14.15  $ 12,437,547   $ 11,231,276   1
   Capital Appreciation Portfolio (Class 1)                  1,733,193  40.58    70,325,490     60,549,038   1
   Government and Quality Bond Portfolio (Class 1)           3,242,058  15.58    50,495,823     48,730,995   1
   Growth Portfolio (Class 1)                                1,325,549  21.88    29,001,264     29,327,123   1
   Asset Allocation Portfolio (Class 3)                        470,184  14.08     6,617,904      5,786,223   1
   Capital Appreciation Portfolio (Class 3)                  2,738,671  39.57   108,360,397     90,691,569   1
   Government and Quality Bond Portfolio (Class 3)           8,449,978  15.52   131,175,137    129,004,326   1
   Growth Portfolio (Class 3)                                  186,147  21.84     4,064,970      3,299,152   1
   Natural Resources Portfolio (Class 3)                       261,833  22.41     5,868,674      7,418,742   1
SUNAMERICA SERIES TRUST
   Aggressive Growth Portfolio (Class 1)                       396,474 $11.28  $  4,470,559   $  4,750,331   1
   Alliance Growth Portfolio (Class 1)                         820,985  25.85    21,220,450     24,244,751   1
   Balanced Portfolio (Class 1)                              1,117,942  16.10    18,001,149     17,158,191   1
   Blue Chip Growth Portfolio (Class 1)                        143,382   7.71     1,104,932        976,192   1
   Capital Growth Portfolio (Class 1)                           87,094   9.64       839,239        740,526   1
   Cash Management Portfolio (Class 1)                       1,400,144  10.62    14,863,988     14,975,820   1
   Corporate Bond Portfolio (Class 1)                        4,569,567  13.90    63,519,961     55,973,577   1
   Davis Venture Value Portfolio (Class 1)                   2,298,186  23.06    53,006,278     51,992,019   1
   "Dogs" of Wall Street Portfolio (Class 1)                   420,811   9.49     3,995,110      3,475,035   1
   Emerging Markets Portfolio (Class 1)                        896,762   8.15     7,308,584      7,153,688   1
   Equity Index Portfolio (Class 1)                            781,294  12.08     9,436,816      8,453,324   1
   Equity Opportunities Portfolio (Class 1)                    667,682  13.34     8,904,578      6,913,508   1
   Fundamental Growth Portfolio (Class 1)                      552,919  18.09    10,003,055     10,837,595   1
   Global Bond Portfolio (Class 1)                           1,160,087  11.76    13,646,635     14,260,359   1
   Global Equities Portfolio (Class 1)                         343,608  14.49     4,979,560      5,017,519   1
   Growth Opportunities Portfolio (Class 1)                    206,839   7.92     1,638,011      1,420,210   1
   Growth-Income Portfolio (Class 1)                           771,274  23.44    18,078,049     16,872,577   1
   High-Yield Bond Portfolio (Class 1)                       2,375,304   5.88    13,972,376     12,501,116   1
   International Diversified Equities Portfolio (Class 1)      536,716   8.80     4,722,447      4,627,243   1
   International Growth and Income Portfolio (Class 1)       1,009,893   9.02     9,104,704      9,329,236   1
   MFS Massachusetts Investors Trust Portfolio (Class 1)       261,545  16.12     4,215,221      3,351,037   1
   MFS Total Return Portfolio (Class 1)                      5,077,892  15.68    79,613,840     77,228,314   1
   Mid-Cap Growth Portfolio (Class 1)                          274,868  12.37     3,400,165      2,576,163   1
   Real Estate Portfolio (Class 1)                             371,531  14.60     5,424,610      4,131,927   1
   Small Company Value Portfolio (Class 1)                     185,728  19.32     3,587,475      2,817,147   1
   Technology Portfolio (Class 1)                              106,660   2.91       310,790        278,586   1
   Telecom Utility Portfolio (Class 1)                         189,584  12.14     2,300,837      2,072,856   1
   Total Return Bond Portfolio (Class 1)                     2,856,609   9.31    26,592,078     25,081,636   1
   Aggressive Growth Portfolio (Class 3)                        76,058  11.09       843,319        772,275   1
   Alliance Growth Portfolio (Class 3)                         347,054  25.69     8,915,079      7,713,370   1
   Balanced Portfolio (Class 3)                                386,617  16.06     6,208,355      5,681,949   1
   Blue Chip Growth Portfolio (Class 3)                        298,707   7.67     2,289,960      2,068,814   1
   Capital Growth Portfolio (Class 3)                          343,957   9.46     3,252,911      2,553,691   1
   Cash Management Portfolio (Class 3)                         950,994  10.50     9,986,971     10,005,665   1
   Corporate Bond Portfolio (Class 3)                       13,427,592  13.83   185,674,312    165,460,168   1
   Davis Venture Value Portfolio (Class 3)                   3,667,277  22.99    84,303,320     79,932,127   1
   "Dogs" of Wall Street Portfolio (Class 3)                   451,175   9.46     4,266,221      4,035,283   1
   Emerging Markets Portfolio (Class 3)                      1,396,270   8.04    11,230,301      9,346,137   1
   Equity Opportunities Portfolio (Class 3)                    195,958  13.31     2,607,598      2,334,426   1
   Foreign Value Portfolio (Class 3)                         6,373,081  14.07    89,644,234     79,370,366   1
   Fundamental Growth Portfolio (Class 3)                      187,720  17.73     3,328,370      2,524,523   1
   Global Bond Portfolio (Class 3)                           2,620,046  11.62    30,449,558     31,612,918   1
   Global Equities Portfolio (Class 3)                          99,040  14.40     1,425,830      1,248,452   1
   Growth Opportunities Portfolio (Class 3)                  3,264,406   7.69    25,118,001     18,582,984   1
   Growth-Income Portfolio (Class 3)                           590,496  23.39    13,810,841     12,642,480   1
   High-Yield Bond Portfolio (Class 3)                       6,628,306   5.85    38,782,865     35,260,659   1
   International Diversified Equities Portfolio (Class 3)      663,491   8.74     5,800,527      5,447,361   1
   International Growth and Income Portfolio (Class 3)       3,824,870   9.02    34,497,411     27,508,914   1
   Marsico Focused Growth Portfolio (Class 3)                  486,144   9.52     4,627,515      4,184,672   1
   MFS Massachusetts Investors Trust Portfolio (Class 3)     3,202,552  16.07    51,467,151     39,607,351   1
   MFS Total Return Portfolio (Class 3)                      7,150,153  15.65   111,866,066    107,418,189   1
   Mid-Cap Growth Portfolio (Class 3)                        1,480,959  12.06    17,854,707     16,309,759   1
   Real Estate Portfolio (Class 3)                           1,951,337  14.50    28,292,972     17,134,804   1
   Small & Mid Cap Value Portfolio (Class 3)                 2,977,354  17.29    51,472,222     36,494,117   1
   Small Company Value Portfolio (Class 3)                   1,780,357  19.18    34,154,966     23,853,543   1
   SunAmerica Dynamic Allocation Portfolio (Class 3)         6,731,060  10.58    71,191,459     70,053,446   1
   SunAmerica Dynamic Strategy Portfolio (Class 3)                  10  10.40           105            101   1
   Technology Portfolio (Class 3)                              216,061   2.84       613,287        604,348   1
   Telecom Utility Portfolio (Class 3)                         117,642  12.09     1,422,342      1,269,705   1
   Total Return Bond Portfolio (Class 3)                    15,685,586   9.23   144,724,107    137,557,710   1
INVESCO VARIABLE INSURANCE FUNDS (Series II):
   Invesco Van Kampen V.I. American Franchise Fund             147,093 $35.55  $  5,229,170   $  3,869,276   1
   Invesco Van Kampen V.I. Comstock Fund                    17,342,778  13.22   229,271,523    200,173,899   1
   Invesco Van Kampen V.I. Growth and Income Fund           12,053,084  20.03   241,423,280    212,315,277   1
LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                               4,621,832 $24.59  $113,650,846   $113,166,104   1
   Mid Cap Stock Portfolio                                   3,934,212  18.05    71,012,534     65,224,686   1
AMERICAN FUNDS INSURANCE SERIES (Class 2):
   Asset Allocation Fund                                    16,439,147 $18.31  $301,000,788   $262,371,174   1
   Global Growth Fund                                       11,992,116  23.44   281,095,191    242,652,873   1
   Growth Fund                                               3,533,831  60.45   213,620,091    187,593,468   1
   Growth-Income Fund                                        9,454,402  38.24   361,536,342    338,545,601   1
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST (Class 2):
   Franklin Income Securities Fund                           1,455,683 $15.07  $ 21,937,148   $ 19,659,059   1
   Franklin Templeton VIP Founding Funds Allocation Fund     2,979,466   8.51    25,355,257     18,350,330   1
SEASONS SERIES TRUST (Class 3):
   Real Return Portfolio                                     1,878,638 $10.24  $ 19,237,262   $ 19,180,354   1

   (A) Represents the level within the fair value hierarchy under which the portfolio is classified as defined in Fair Value Measurements, and described in
                      Note 3 to the Financial Statements.

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012

                                                                                     Government
                                                              Asset       Capital    and Quality                Asset
                                                            Allocation  Appreciation    Bond       Growth     Allocation
                                                            Portfolio    Portfolio    Portfolio   Portfolio   Portfolio
                                                            (Class 1)    (Class 1)    (Class 1)   (Class 1)   (Class 3)
                                                            ----------  ------------ ----------- -----------  ----------
Investment income:
   Dividends                                                $  386,777  $        --  $1,191,708  $   173,738   $186,328
                                                            ----------  -----------  ----------  -----------   --------
Expenses:
   Charges for distribution, mortality and expense risk       (133,023)    (697,670)   (506,627)    (293,826)   (56,522)
                                                            ----------  -----------  ----------  -----------   --------
Net investment income (loss)                                   253,754     (697,670)    685,081     (120,088)   129,806
                                                            ----------  -----------  ----------  -----------   --------
Net realized gains (losses) from securities transactions         6,403    1,825,237     560,836   (2,012,945)   109,188
Realized gain distributions                                         --    3,077,537     708,019           --         --
                                                            ----------  -----------  ----------  -----------   --------
Net realized gains (losses)                                      6,403    4,902,774   1,268,855   (2,012,945)   109,188
                                                            ----------  -----------  ----------  -----------   --------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                         160,815   (1,223,538)  2,218,692   (6,331,087)   455,162
   End of period                                             1,206,271    9,776,452   1,764,828     (325,859)   831,681
                                                            ----------  -----------  ----------  -----------   --------
Change in net unrealized appreciation
   (depreciation) of investments                             1,045,456   10,999,990    (453,864)   6,005,228    376,519
                                                            ----------  -----------  ----------  -----------   --------
Increase (decrease) in net assets from operations           $1,305,613  $15,205,094  $1,500,072  $ 3,872,195   $615,513
                                                            ==========  ===========  ==========  ===========   ========

                                                                          Government
                                                              Capital        and                   Natural     Aggressive
                                                            Appreciation Quality Bond  Growth     Resources      Growth
                                                             Portfolio    Portfolio   Portfolio   Portfolio    Portfolio
                                                             (Class 3)    (Class 3)   (Class 3)   (Class 3)    (Class 1)
                                                            ------------ ------------ ---------  -----------  -----------
Investment income:
   Dividends                                                $        --  $ 2,457,468  $  12,047  $    50,689  $        --
                                                            -----------  -----------  ---------  -----------  -----------
Expenses:
   Charges for distribution, mortality and expense risk        (968,506)  (1,029,370)   (36,017)     (54,553)     (53,198)
                                                            -----------  -----------  ---------  -----------  -----------
Net investment income (loss)                                   (968,506)   1,428,098    (23,970)      (3,864)     (53,198)
                                                            -----------  -----------  ---------  -----------  -----------
Net realized gains (losses) from securities transactions     (3,228,169)     438,574   (171,917)  (1,084,047)    (215,251)
Realized gain distributions                                   4,795,334    1,626,561         --      602,819           --
                                                            -----------  -----------  ---------  -----------  -----------
Net realized gains (losses)                                   1,567,165    2,065,135   (171,917)    (481,228)    (215,251)
                                                            -----------  -----------  ---------  -----------  -----------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                       (4,683,426)   2,779,098     67,785   (2,170,943)  (1,179,893)
   End of period                                             17,668,828    2,170,811    765,818   (1,550,068)    (279,772)
                                                            -----------  -----------  ---------  -----------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                             22,352,254     (608,287)   698,033      620,875      900,121
                                                            -----------  -----------  ---------  -----------  -----------
Increase (decrease) in net assets from operations           $22,950,913  $ 2,884,946  $ 502,146  $   135,783  $   631,672
                                                            ===========  ===========  =========  ===========  ===========

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                             Alliance                 Blue Chip  Capital     Cash
                                                              Growth      Balanced     Growth    Growth   Management
                                                             Portfolio    Portfolio   Portfolio Portfolio Portfolio
                                                             (Class 1)    (Class 1)   (Class 1) (Class 1) (Class 1)
                                                            -----------  -----------  --------- --------- ----------
Investment income:
   Dividends                                                $   106,042  $   249,170  $     --  $  3,818  $      --
                                                            -----------  -----------  --------  --------  ---------
Expenses:
   Charges for distribution, mortality and expense risk        (260,620)    (208,117)   (9,905)   (8,639)  (154,071)
                                                            -----------  -----------  --------  --------  ---------
Net investment income (loss)                                   (154,578)      41,053    (9,905)   (4,821)  (154,071)
                                                            -----------  -----------  --------  --------  ---------
Net realized gains (losses) from sale of securities            (566,146)    (122,214)   30,117    92,305    (77,876)
Realized gain distributions                                          --           --        --        --         --
                                                            -----------  -----------  --------  --------  ---------
Net realized gains (losses)                                    (566,146)    (122,214)   30,117    92,305    (77,876)
                                                            -----------  -----------  --------  --------  ---------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                       (6,810,118)  (1,211,842)   42,315    57,182   (151,578)
   End of period                                             (3,024,301)     842,958   128,740    98,713   (111,832)
                                                            -----------  -----------  --------  --------  ---------
Change in net unrealized appreciation
   (depreciation) of investments                              3,785,817    2,054,800    86,425    41,531     39,746
                                                            -----------  -----------  --------  --------  ---------
Increase (decrease) in net assets from operations           $ 3,065,093  $ 1,973,639  $106,637  $129,015  $(192,201)
                                                            ===========  ===========  ========  ========  =========

                                                                                       "Dogs"
                                                             Corporate  Davis Venture  of Wall   Emerging     Equity
                                                               Bond         Value      Street     Markets      Index
                                                             Portfolio    Portfolio   Portfolio  Portfolio   Portfolio
                                                             (Class 1)    (Class 1)   (Class 1)  (Class 1)   (Class 1)
                                                            ----------  ------------- --------- ----------  ----------
Investment income:
   Dividends                                                $3,393,661   $   436,023  $ 84,404  $   42,268  $   18,010
                                                            ----------   -----------  --------  ----------  ----------
Expenses:
   Charges for distribution, mortality and expense risk       (592,679)     (533,511)  (44,923)    (84,275)   (123,072)
                                                            ----------   -----------  --------  ----------  ----------
Net investment income (loss)                                 2,800,982       (97,488)   39,481     (42,007)   (105,062)
                                                            ----------   -----------  --------  ----------  ----------
Net realized gains (losses) from sale of securities          2,076,938      (856,255)  126,315     621,233      65,292
Realized gain distributions                                    628,224     3,160,061        --          --          --
                                                            ----------   -----------  --------  ----------  ----------
Net realized gains (losses)                                  2,705,162     2,303,806   126,315     621,233      65,292
                                                            ----------   -----------  --------  ----------  ----------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                       6,449,506    (3,142,350)  190,057    (483,802)   (314,424)
   End of period                                             7,546,384     1,014,259   520,075     154,896     983,492
                                                            ----------   -----------  --------  ----------  ----------
Change in net unrealized appreciation
   (depreciation) of investments                             1,096,878     4,156,609   330,018     638,698   1,297,916
                                                            ----------   -----------  --------  ----------  ----------
Increase (decrease) in net assets from operations           $6,603,022   $ 6,362,927  $495,814  $1,217,924  $1,258,146
                                                            ==========   ===========  ========  ==========  ==========


   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                               Equity     Fundamental               Global       Growth
                                                            Opportunities   Growth     Global Bond Equities   Opportunities
                                                              Portfolio    Portfolio    Portfolio  Portfolio    Portfolio
                                                              (Class 1)    (Class 1)    (Class 1)  (Class 1)    (Class 1)
                                                            ------------- -----------  ----------- ---------  -------------
Investment income:
   Dividends                                                 $   86,406   $        --  $1,191,375  $  37,041    $     --
                                                             ----------   -----------  ----------  ---------    --------
Expenses:
   Charges for distribution, mortality and expense risk         (86,735)     (113,353)   (137,246)   (55,230)    (13,927)
                                                             ----------   -----------  ----------  ---------    --------
Net investment income (loss)                                       (329)     (113,353)  1,054,129    (18,189)    (13,927)
                                                             ----------   -----------  ----------  ---------    --------
Net realized gains (losses) from sale of securities            (486,542)     (153,028)    118,474   (216,598)    146,329
Realized gain distributions                                          --            --      94,140         --      51,743
                                                             ----------   -----------  ----------  ---------    --------
Net realized gains (losses)                                    (486,542)     (153,028)    212,614   (216,598)    198,072
                                                             ----------   -----------  ----------  ---------    --------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                          155,418    (2,552,924)    222,839   (999,477)    160,848
   End of period                                              1,991,070      (834,540)   (613,724)   (37,959)    217,801
                                                             ----------   -----------  ----------  ---------    --------
Change in net unrealized appreciation
   (depreciation) of investments                              1,835,652     1,718,384    (836,563)   961,518      56,953
                                                             ----------   -----------  ----------  ---------    --------
Increase (decrease) in net assets from operations            $1,348,781   $ 1,452,003  $  430,180  $ 726,731    $241,098
                                                             ==========   ===========  ==========  =========    ========

                                                                                                                      MFS
                                                                                     International International Massachusetts
                                                              Growth-    High-Yield   Diversified   Growth and     Investors
                                                              Income        Bond       Equities       Income         Trust
                                                             Portfolio   Portfolio     Portfolio     Portfolio     Portfolio
                                                             (Class 1)   (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                                            -----------  ----------  ------------- ------------- -------------
Investment income:
   Dividends                                                $   318,294  $  872,303    $  45,776    $   207,736    $ 31,259
                                                            -----------  ----------    ---------    -----------    --------
Expenses:
   Charges for distribution, mortality and expense risk        (211,258)   (131,831)     (47,948)       (88,296)    (36,413)
                                                            -----------  ----------    ---------    -----------    --------
Net investment income (loss)                                    107,036     740,472       (2,172)       119,440      (5,154)
                                                            -----------  ----------    ---------    -----------    --------
Net realized gains (losses) from sale of securities            (657,363)    (21,925)    (252,522)    (1,300,176)    196,916
Realized gain distributions                                     158,434          --           --             --          --
                                                            -----------  ----------    ---------    -----------    --------
Net realized gains (losses)                                    (498,929)    (21,925)    (252,522)    (1,300,176)    196,916
                                                            -----------  ----------    ---------    -----------    --------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                       (1,338,566)    127,578     (888,453)    (3,043,429)    346,582
   End of period                                              1,205,472   1,471,260       95,204       (224,532)    864,184
                                                            -----------  ----------    ---------    -----------    --------
Change in net unrealized appreciation
   (depreciation) of investments                              2,544,038   1,343,682      983,657      2,818,897     517,602
                                                            -----------  ----------    ---------    -----------    --------
Increase (decrease) in net assets from operations           $ 2,152,145  $2,062,229    $ 728,963    $ 1,638,161    $709,364
                                                            ===========  ==========    =========    ===========    ========

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                                                                 Small
                                                             MFS Total    Mid-Cap               Company
                                                              Return      Growth   Real Estate   Value   Technology
                                                             Portfolio   Portfolio  Portfolio  Portfolio Portfolio
                                                             (Class 1)   (Class 1)  (Class 1)  (Class 1) (Class 1)
                                                            -----------  --------- ----------- --------- ----------
Investment income:
   Dividends                                                $ 2,221,370  $     --  $   60,125  $ 15,259   $    --
                                                            -----------  --------  ----------  --------   -------
Expenses:
   Charges for distribution, mortality and expense risk        (726,968)  (30,839)    (55,873)  (44,885)   (3,020)
                                                            -----------  --------  ----------  --------   -------
Net investment income (loss)                                  1,494,402   (30,839)      4,252   (29,626)   (3,020)
                                                            -----------  --------  ----------  --------   -------
Net realized gains (losses) from sale of securities          (1,294,742)  251,758    (107,631)   57,713    31,306
Realized gain distributions                                          --        --          --        --        --
                                                            -----------  --------  ----------  --------   -------
Net realized gains (losses)                                  (1,294,742)  251,758    (107,631)   57,713    31,306
                                                            -----------  --------  ----------  --------   -------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                       (5,744,931)  534,618     375,135   249,112    37,394
   End of period                                              2,385,526   824,002   1,292,683   770,328    32,204
                                                            -----------  --------  ----------  --------   -------
Change in net unrealized appreciation
   (depreciation) of investments                              8,130,457   289,384     917,548   521,216    (5,190)
                                                            -----------  --------  ----------  --------   -------
Increase (decrease) in net assets from operations           $ 8,330,117  $510,303  $  814,169  $549,303   $23,096
                                                            ===========  ========  ==========  ========   =======

                                                             Telecom  Total Return Aggressive  Alliance
                                                             Utility      Bond       Growth     Growth    Balanced
                                                            Portfolio  Portfolio   Portfolio   Portfolio  Portfolio
                                                            (Class 1)  (Class 1)   (Class 3)   (Class 3)  (Class 3)
                                                            --------- ------------ ---------- ----------  ---------
Investment income:
   Dividends                                                $ 76,963   $  817,802   $    --   $   20,806  $ 71,612
                                                            --------   ----------   -------   ----------  --------
Expenses:
   Charges for distribution, mortality and expense risk      (26,040)    (240,546)   (5,507)     (82,314)  (52,016)
                                                            --------   ----------   -------   ----------  --------
Net investment income (loss)                                  50,923      577,256    (5,507)     (61,508)   19,596
                                                            --------   ----------   -------   ----------  --------
Net realized gains (losses) from sale of securities           24,559      766,904    44,366      274,786   270,706
Realized gain distributions                                       --      168,018        --           --        --
                                                            --------   ----------   -------   ----------  --------
Net realized gains (losses)                                   24,559      934,922    44,366      274,786   270,706
                                                            --------   ----------   -------   ----------  --------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                        41,127    1,377,967    42,274       51,316   243,859
   End of period                                             227,981    1,510,442    71,044    1,201,709   526,406
                                                            --------   ----------   -------   ----------  --------
Change in net unrealized appreciation
   (depreciation) of investments                             186,854      132,475    28,770    1,150,393   282,547
                                                            --------   ----------   -------   ----------  --------
Increase (decrease) in net assets from operations           $262,336   $1,644,653   $67,629   $1,363,671  $572,849
                                                            ========   ==========   =======   ==========  ========

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                            Blue Chip  Capital     Cash
                                                             Growth    Growth   Management   Corporate     Davis Venture
                                                            Portfolio Portfolio Portfolio  Bond Portfolio Value Portfolio
                                                            (Class 3) (Class 3) (Class 3)    (Class 3)       (Class 3)
                                                            --------- --------- ---------- -------------- ---------------
Investment income:
   Dividends                                                $     --  $  5,312  $      --   $ 9,266,735     $   461,808
                                                            --------  --------  ---------   -----------     -----------
Expenses:
   Charges for distribution, mortality and expense risk      (19,534)  (28,356)   (89,660)   (1,569,002)       (728,052)
                                                            --------  --------  ---------   -----------     -----------
Net investment income (loss)                                 (19,534)  (23,044)   (89,660)    7,697,733        (266,244)
                                                            --------  --------  ---------   -----------     -----------
Net realized gains (losses) from sale of securities          103,776   (18,099)   (56,006)    3,774,498      (5,544,754)
Realized gain distributions                                       --        --         --     1,792,381       4,878,438
                                                            --------  --------  ---------   -----------     -----------
Net realized gains (losses)                                  103,776   (18,099)   (56,006)    5,566,879        (666,316)
                                                            --------  --------  ---------   -----------     -----------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                       118,799   266,778    (23,858)   16,081,956      (5,676,616)
   End of period                                             221,146   699,220    (18,694)   20,214,144       4,371,193
                                                            --------  --------  ---------   -----------     -----------
Change in net unrealized appreciation
   (depreciation) of investments                             102,347   432,442      5,164     4,132,188      10,047,809
                                                            --------  --------  ---------   -----------     -----------
Increase (decrease) in net assets from operations           $186,589  $391,299  $(140,502)  $17,396,800     $ 9,115,249
                                                            ========  ========  =========   ===========     ===========

                                                             "Dogs"
                                                             of Wall   Emerging      Equity                   Fundamental
                                                             Street     Markets   Opportunities Foreign Value   Growth
                                                            Portfolio  Portfolio    Portfolio     Portfolio    Portfolio
                                                            (Class 3)  (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                                            --------- ----------  ------------- ------------- -----------
Investment income:
   Dividends                                                $ 59,481  $   35,511    $ 14,917     $ 1,570,616   $     --
                                                            --------  ----------    --------     -----------   --------
Expenses:
   Charges for distribution, mortality and expense risk      (23,405)    (92,117)    (15,120)       (708,791)   (27,913)
                                                            --------  ----------    --------     -----------   --------
Net investment income (loss)                                  36,076     (56,606)       (203)        861,825    (27,913)
                                                            --------  ----------    --------     -----------   --------
Net realized gains (losses) from sale of securities          218,116     764,054      89,644      (6,408,596)    72,701
Realized gain distributions                                       --          --          --              --         --
                                                            --------  ----------    --------     -----------   --------
Net realized gains (losses)                                  218,116     764,054      89,644      (6,408,596)    72,701
                                                            --------  ----------    --------     -----------   --------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                       226,951     875,822     154,243      (9,387,677)   420,834
   End of period                                             230,938   1,884,164     273,172      10,273,868    803,847
                                                            --------  ----------    --------     -----------   --------
Change in net unrealized appreciation
   (depreciation) of investments                               3,987   1,008,342     118,929      19,661,545    383,013
                                                            --------  ----------    --------     -----------   --------
Increase (decrease) in net assets from operations           $258,179  $1,715,790    $208,370     $14,114,774   $427,801
                                                            ========  ==========    ========     ===========   ========

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                                          Global      Growth       Growth-
                                                            Global Bond  Equities  Opportunities   Income      High-Yield
                                                             Portfolio   Portfolio   Portfolio    Portfolio  Bond Portfolio
                                                             (Class 3)   (Class 3)   (Class 3)    (Class 3)    (Class 3)
                                                            -----------  --------- ------------- ----------  --------------
Investment income:
   Dividends                                                $ 2,507,943  $  7,100   $       --   $  190,243   $ 2,324,517
                                                            -----------  --------   ----------   ----------   -----------
Expenses:
   Charges for distribution, mortality and expense risk        (249,409)  (11,420)    (198,290)     (96,164)     (325,187)
                                                            -----------  --------   ----------   ----------   -----------
Net investment income (loss)                                  2,258,534    (4,320)    (198,290)      94,079     1,999,330
                                                            -----------  --------   ----------   ----------   -----------
Net realized gains (losses) from sale of securities             121,239   (26,804)   1,219,998     (239,236)   (1,115,149)
Realized gain distributions                                     203,232        --      765,498      107,434            --
                                                            -----------  --------   ----------   ----------   -----------
Net realized gains (losses)                                     324,471   (26,804)   1,985,496     (131,802)   (1,115,149)
                                                            -----------  --------   ----------   ----------   -----------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                          666,644   (35,657)   4,981,652       87,764    (1,028,398)
   End of period                                             (1,163,360)  177,378    6,535,017    1,168,361     3,522,206
                                                            -----------  --------   ----------   ----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                             (1,830,004)  213,035    1,553,365    1,080,597     4,550,604
                                                            -----------  --------   ----------   ----------   -----------
Increase (decrease) in net assets from operations           $   753,001  $181,911   $3,340,571   $1,042,874   $ 5,434,785
                                                            ===========  ========   ==========   ==========   ===========

                                                            International International  Marsico         MFS
                                                             Diversified   Growth and    Focused    Massachusetts   MFS Total
                                                              Equities       Income      Growth    Investors Trust   Return
                                                              Portfolio     Portfolio   Portfolio     Portfolio     Portfolio
                                                              (Class 3)     (Class 3)   (Class 3)     (Class 3)     (Class 3)
                                                            ------------- ------------- ---------  --------------- -----------
Investment income:
   Dividends                                                 $    37,682   $   711,296  $   4,557    $   263,919   $ 2,778,653
                                                             -----------   -----------  ---------    -----------   -----------
Expenses:
   Charges for distribution, mortality and expense risk          (45,557)     (292,917)   (36,975)      (393,542)     (966,170)
                                                             -----------   -----------  ---------    -----------   -----------
Net investment income (loss)                                      (7,875)      418,379    (32,418)      (129,623)    1,812,483
                                                             -----------   -----------  ---------    -----------   -----------
Net realized gains (losses) from sale of securities             (584,007)   (1,484,110)  (142,853)     1,003,941    (3,489,992)
Realized gain distributions                                           --            --    136,273             --            --
                                                             -----------   -----------  ---------    -----------   -----------
Net realized gains (losses)                                     (584,007)   (1,484,110)    (6,580)     1,003,941    (3,489,992)
                                                             -----------   -----------  ---------    -----------   -----------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                        (1,047,515)     (341,832)    88,198      5,987,506    (8,010,380)
   End of period                                                 353,166     6,988,497    442,843     11,859,800     4,447,877
                                                             -----------   -----------  ---------    -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                               1,400,681     7,330,329    354,645      5,872,294    12,458,257
                                                             -----------   -----------  ---------    -----------   -----------
Increase (decrease) in net assets from operations            $   808,799   $ 6,264,598  $ 315,647    $ 6,746,612   $10,780,748
                                                             ===========   ===========  =========    ===========   ===========

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                                                                                    SunAmerica
                                                              Mid-Cap                Small & Mid       Small         Dynamic
                                                              Growth    Real Estate   Cap Value       Company       Allocation
                                                             Portfolio   Portfolio    Portfolio   Value Portfolio   Portfolio
                                                             (Class 3)   (Class 3)    (Class 3)      (Class 3)    (Class 3) /(1)/
                                                            ----------  -----------  -----------  --------------- --------------
Investment income:
   Dividends                                                $       --  $   240,880  $   185,982    $    77,173     $  597,467
                                                            ----------  -----------  -----------    -----------     ----------
Expenses:
Charges for distribution, mortality and expense risk          (132,892)    (231,452)    (430,296)      (283,076)      (207,359)
                                                            ----------  -----------  -----------    -----------     ----------
Net investment income (loss)                                  (132,892)       9,428     (244,314)      (205,903)       390,108
                                                            ----------  -----------  -----------    -----------     ----------
Net realized gains (losses) from sale of securities            446,816    2,112,371    2,805,866        687,235         11,740
Realized gain distributions                                         --           --    3,673,038             --             --
                                                            ----------  -----------  -----------    -----------     ----------
Net realized gains (losses)                                    446,816    2,112,371    6,478,904        687,235         11,740
                                                            ----------  -----------  -----------    -----------     ----------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                         390,212    9,489,024   13,365,642      5,838,771             --
   End of period                                             1,544,948   11,158,168   14,978,105     10,301,423      1,138,013
                                                            ----------  -----------  -----------    -----------     ----------
Change in net unrealized appreciation
   (depreciation) of investments                             1,154,736    1,669,144    1,612,463      4,462,652      1,138,013
                                                            ----------  -----------  -----------    -----------     ----------
Increase (decrease) in net assets from operations           $1,468,660  $ 3,790,943  $ 7,847,053    $ 4,943,984     $1,539,861
                                                            ==========  ===========  ===========    ===========     ==========

                                                                                                                Invesco Van
                                                              SunAmerica                                        Kampen V.I.
                                                               Dynamic                  Telecom                   American
                                                               Strategy     Technology  Utility   Total Return   Franchise
                                                              Portfolio     Portfolio  Portfolio Bond Portfolio Fund (Series
                                                            (Class 3) /(2)/ (Class 3)  (Class 3)   (Class 3)        II)
                                                            --------------  ---------- --------- -------------- ------------
Investment income:
   Dividends                                                     $ 1         $    --   $ 45,365   $ 4,087,755    $       --
                                                                 ---         -------   --------   -----------    ----------
Expenses:
Charges for distribution, mortality and expense risk              --          (5,756)   (11,048)   (1,148,359)      (50,047)
                                                                 ---         -------   --------   -----------    ----------
Net investment income (loss)                                       1          (5,756)    34,317     2,939,396       (50,047)
                                                                 ---         -------   --------   -----------    ----------
Net realized gains (losses) from sale of securities               --          49,046     69,274     2,322,788       591,719
Realized gain distributions                                       --              --         --       887,861            --
                                                                 ---         -------   --------   -----------    ----------
Net realized gains (losses)                                       --          49,046     69,274     3,210,649       591,719
                                                                 ---         -------   --------   -----------    ----------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                            --          15,697    115,135     6,101,335     1,189,316
   End of period                                                   4           8,939    152,637     7,166,397     1,359,894
                                                                 ---         -------   --------   -----------    ----------
Change in net unrealized appreciation
   (depreciation) of investments                                   4          (6,758)    37,502     1,065,062       170,578
                                                                 ---         -------   --------   -----------    ----------
Increase (decrease) in net assets from operations                $ 5         $36,532   $141,093   $ 7,215,107    $  712,250
                                                                 ===         =======   ========   ===========    ==========

(1)For the period from January 23, 2012 (inception) to December 31, 2012.
(2)For the period from July 16, 2012 (inception) to December 31, 2012.

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                                        Invesco Van
                                                           Invesco Van  Kampen V.I.   Growth and
                                                           Kampen V.I.  Growth and      Income     Mid Cap Stock     Asset
                                                          Comstock Fund Income Fund   Portfolio      Portfolio     Allocation
                                                           (Series II)  (Series II)   (Class VC)    (Class VC)   Fund (Class 2)
                                                          ------------- -----------  ------------  ------------- --------------
Investment income:
   Dividends                                              $  3,404,812  $ 3,131,270  $  1,100,415   $   464,580   $ 5,711,010
                                                          ------------  -----------  ------------   -----------   -----------
Expenses:
   Charges for distribution, mortality and expense risk     (1,993,307)  (2,109,243)   (1,033,761)     (648,493)   (2,650,439)
                                                          ------------  -----------  ------------   -----------   -----------
Net investment income (loss)                                 1,411,505    1,022,027        66,654      (183,913)    3,060,571
                                                          ------------  -----------  ------------   -----------   -----------
Net realized gains (losses) from sale of securities         (3,950,014)  (2,356,748)   (3,708,026)   (3,185,443)    1,204,520
Realized gain distributions                                         --           --            --            --            --
                                                          ------------  -----------  ------------   -----------   -----------
Net realized gains (losses)                                 (3,950,014)  (2,356,748)   (3,708,026)   (3,185,443)    1,204,520
                                                          ------------  -----------  ------------   -----------   -----------
Net unrealized appreciation (depreciation) of
  investments:
   Beginning of period                                     (10,770,706)  (2,128,646)  (15,921,860)   (7,221,291)     (434,725)
   End of period                                            29,097,624   29,108,003       484,742     5,787,848    38,629,614
                                                          ------------  -----------  ------------   -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                            39,868,330   31,236,649    16,406,602    13,009,139    39,064,339
                                                          ------------  -----------  ------------   -----------   -----------
Increase (decrease) in net assets from operations         $ 37,329,821  $29,901,928  $ 12,765,230   $ 9,639,783   $43,329,430
                                                          ============  ===========  ============   ===========   ===========

                                                                                                                    Franklin
                                                                                                                   Templeton
                                                                                                                      VIP
                                                                                                        Franklin    Founding
                                                                                                         Income      Funds
                                                                                                       Securities  Allocation
                                                            Global Growth  Growth Fund  Growth-Income     Fund        Fund
                                                            Fund (Class 2)  (Class 2)   Fund (Class 2) (Class 2)   (Class 2)
                                                            -------------- -----------  -------------- ----------  ----------
Investment income:
   Dividends                                                 $  2,438,753  $ 1,680,518   $  5,773,996  $1,265,269  $  680,824
                                                             ------------  -----------   ------------  ----------  ----------
Expenses:
   Charges for distribution, mortality and expense risk        (2,406,824)  (1,889,752)    (3,194,522)   (173,964)   (211,112)
                                                             ------------  -----------   ------------  ----------  ----------
Net investment income (loss)                                       31,929     (209,234)     2,579,474   1,091,305     469,712
                                                             ------------  -----------   ------------  ----------  ----------
Net realized gains (losses) from sale of securities               596,223       95,264     (5,981,338)    362,423     179,852
Realized gain distributions                                            --           --             --          --          --
                                                             ------------  -----------   ------------  ----------  ----------
Net realized gains (losses)                                       596,223       95,264     (5,981,338)    362,423     179,852
                                                             ------------  -----------   ------------  ----------  ----------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                        (14,750,144)  (8,030,758)   (37,060,140)  1,644,929   4,355,007
   End of period                                               38,442,318   26,026,623     22,990,741   2,278,089   7,004,927
                                                             ------------  -----------   ------------  ----------  ----------
Change in net unrealized appreciation
   (depreciation) of investments                               53,192,462   34,057,381     60,050,881     633,160   2,649,920
                                                             ------------  -----------   ------------  ----------  ----------
Increase (decrease) in net assets from operations            $ 53,820,614  $33,943,411   $ 56,649,017  $2,086,888  $3,299,484
                                                             ============  ===========   ============  ==========  ==========

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                           STATEMENTS OF OPERATIONS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                                Real Return
                                                                 Portfolio
                                                                 (Class 3)
                                                                -----------
    Investment income:
       Dividends                                                 $ 478,470
                                                                 ---------
    Expenses:
       Charges for distribution, mortality and expense risk       (126,808)
                                                                 ---------
    Net investment income (loss)                                   351,662
                                                                 ---------
    Net realized gains (losses) from sale of securities             44,612
    Realized gain distributions                                          1
                                                                 ---------
    Net realized gains (losses)                                     44,613
                                                                 ---------
    Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                         134,229
       End of period                                                56,908
                                                                 ---------
    Change in net unrealized appreciation
       (depreciation) of investments                               (77,321)
                                                                 ---------
    Increase (decrease) in net assets from operations            $ 318,954
                                                                 =========

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012

                                                                                           Government
                                                                  Asset       Capital         and                     Asset
                                                                Allocation  Appreciation  Quality Bond   Growth     Allocation
                                                                Portfolio    Portfolio     Portfolio    Portfolio   Portfolio
                                                                (Class 1)    (Class 1)     (Class 1)    (Class 1)   (Class 3)
                                                               -----------  ------------  ------------ -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                $   253,754  $   (697,670) $   685,081  $  (120,088) $  129,806
   Net realized gains (losses)                                       6,403     4,902,774    1,268,855   (2,012,945)    109,188
   Change in net unrealized appreciation (depreciation) of
     investments                                                 1,045,456    10,999,990     (453,864)   6,005,228     376,519
                                                               -----------  ------------  -----------  -----------  ----------
       Increase (decrease) in net assets from operations         1,305,613    15,205,094    1,500,072    3,872,195     615,513
                                                               -----------  ------------  -----------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                                    173,940       222,528      215,711       53,593     556,310
   Cost of units redeemed                                       (1,976,674)  (11,250,022)  (8,900,209)  (4,899,463)   (720,379)
   Net transfers                                                   231,742    (4,035,391)   1,295,244   (1,618,497)    710,906
   Contract maintenance charge                                          --            --           --           --      (1,234)
   Adjustments to net assets allocated to contracts in
     payout period                                                    (503)       (1,244)      12,155        5,415          --
                                                               -----------  ------------  -----------  -----------  ----------
       Increase (decrease) in net assets from capital
         transactions                                           (1,571,495)  (15,064,129)  (7,377,099)  (6,458,952)    545,603
                                                               -----------  ------------  -----------  -----------  ----------
Increase (decrease) in net assets                                 (265,882)      140,965   (5,877,027)  (2,586,757)  1,161,116
Net assets at beginning of period                               12,702,926    70,183,281   56,385,005   31,593,436   5,456,788
                                                               -----------  ------------  -----------  -----------  ----------
Net assets at end of period                                    $12,437,044  $ 70,324,246  $50,507,978  $29,006,679  $6,617,904
                                                               ===========  ============  ===========  ===========  ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                        9,758        12,247       13,005        4,712      34,762
   Units redeemed                                                  (96,798)     (541,421)    (493,216)    (349,402)    (44,529)
   Units transferred                                                19,108      (199,055)      75,036     (115,336)     44,538
                                                               -----------  ------------  -----------  -----------  ----------
Increase (decrease) in units outstanding                           (67,932)     (728,229)    (405,175)    (460,026)     34,771
Beginning units                                                    642,249     3,863,350    3,152,043    2,361,780     357,310
                                                               -----------  ------------  -----------  -----------  ----------
Ending units                                                       574,317     3,135,121    2,746,868    1,901,754     392,081
                                                               ===========  ============  ===========  ===========  ==========

                                                                              Government
                                                                 Capital         and                     Natural   Aggressive
                                                               Appreciation  Quality Bond    Growth     Resources    Growth
                                                                Portfolio     Portfolio     Portfolio   Portfolio  Portfolio
                                                                (Class 3)     (Class 3)     (Class 3)   (Class 3)  (Class 1)
                                                               ------------  ------------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                $   (968,506) $  1,428,098  $  (23,970) $   (3,864) $  (53,198)
   Net realized gains (losses)                                    1,567,165     2,065,135    (171,917)   (481,228)   (215,251)
   Change in net unrealized appreciation (depreciation) of
     investments                                                 22,352,254      (608,287)    698,033     620,875     900,121
                                                               ------------  ------------  ----------  ----------  ----------
       Increase (decrease) in net assets from operations         22,950,913     2,884,946     502,146     135,783     631,672
                                                               ------------  ------------  ----------  ----------  ----------
From capital transactions:
   Net proceeds from units sold                                   1,801,086    14,873,146     128,796      37,709       6,445
   Cost of units redeemed                                       (16,250,814)  (12,549,690)   (594,814)   (740,398)   (511,450)
   Net transfers                                                 (5,241,313)   28,967,979      71,376      58,529       7,026
   Contract maintenance charge                                      (17,021)      (15,196)       (736)     (1,230)         --
   Adjustments to net assets allocated to contracts in
     payout period                                                   (3,762)          (88)         --          --          34
                                                               ------------  ------------  ----------  ----------  ----------
       Increase (decrease) in net assets from capital
         transactions                                           (19,711,824)   31,276,151    (395,378)   (645,390)   (497,945)
                                                               ------------  ------------  ----------  ----------  ----------
Increase (decrease) in net assets                                 3,239,089    34,161,097     106,768    (509,607)    133,727
Net assets at beginning of period                               105,117,546    97,013,952   3,958,202   6,378,281   4,336,866
                                                               ------------  ------------  ----------  ----------  ----------
Net assets at end of period                                    $108,356,635  $131,175,049  $4,064,970  $5,868,674  $4,470,593
                                                               ============  ============  ==========  ==========  ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                        97,982       875,222      10,203       3,804         507
   Units redeemed                                                  (875,093)     (733,351)    (46,379)    (76,066)    (40,013)
   Units transferred                                               (273,819)    1,701,116       6,187       6,185       2,601
                                                               ------------  ------------  ----------  ----------  ----------
Increase (decrease) in units outstanding                         (1,050,930)    1,842,987     (29,989)    (66,077)    (36,905)
Beginning units                                                   6,638,165     5,757,968     341,477     654,820     381,288
                                                               ------------  ------------  ----------  ----------  ----------
Ending units                                                      5,587,235     7,600,955     311,488     588,743     344,383
                                                               ============  ============  ==========  ==========  ==========

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                                Alliance                  Blue Chip    Capital       Cash
                                                                 Growth      Balanced      Growth      Growth     Management
                                                                Portfolio    Portfolio    Portfolio   Portfolio   Portfolio
                                                                (Class 1)    (Class 1)    (Class 1)   (Class 1)   (Class 1)
                                                               -----------  -----------  ----------  ----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                $  (154,578) $    41,053  $   (9,905) $   (4,821) $   (154,071)
   Net realized gains (losses)                                    (566,146)    (122,214)     30,117      92,305       (77,876)
   Change in net unrealized appreciation (depreciation) of
     investments                                                 3,785,817    2,054,800      86,425      41,531        39,746
                                                               -----------  -----------  ----------  ----------  ------------
       Increase (decrease) in net assets from operations         3,065,093    1,973,639     106,637     129,015      (192,201)
                                                               -----------  -----------  ----------  ----------  ------------
From capital transactions:
   Net proceeds from units sold                                     21,488      303,058          --      35,381       478,285
   Cost of units redeemed                                       (2,341,267)  (1,838,572)    (97,007)   (300,248)  (10,231,544)
   Net transfers                                                  (138,920)     700,940      63,172    (163,171)    5,770,562
   Contract maintenance charge                                          --           --          --          --            --
   Adjustments to net assets allocated to contracts in
     payout period                                                   1,531        7,679          --          --         1,138
                                                               -----------  -----------  ----------  ----------  ------------
       Increase (decrease) in net assets from capital
         transactions                                           (2,457,168)    (826,895)    (33,835)   (428,038)   (3,981,559)
                                                               -----------  -----------  ----------  ----------  ------------
Increase (decrease) in net assets                                  607,925    1,146,744      72,802    (299,023)   (4,173,760)
Net assets at beginning of period                               20,614,056   16,862,084   1,032,130   1,138,262    19,038,886
                                                               -----------  -----------  ----------  ----------  ------------
Net assets at end of period                                    $21,221,981  $18,008,828  $1,104,932  $  839,239  $ 14,865,126
                                                               ===========  ===========  ==========  ==========  ============
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                        1,354       24,051          --       4,070        41,191
   Units redeemed                                                 (103,699)    (114,188)    (14,895)    (35,631)     (876,496)
   Units transferred                                                  (905)      62,558       9,279     (19,797)      497,851
                                                               -----------  -----------  ----------  ----------  ------------
Increase (decrease) in units outstanding                          (103,250)     (27,579)     (5,616)    (51,358)     (337,454)
Beginning units                                                    927,957    1,107,883     174,245     148,001     1,583,571
                                                               -----------  -----------  ----------  ----------  ------------
Ending units                                                       824,707    1,080,304     168,629      96,643     1,246,117
                                                               ===========  ===========  ==========  ==========  ============


                                                                         Corporate Bond  Davis Venture   "Dogs" of Wall
                                                                           Portfolio    Value Portfolio Street Portfolio
                                                                           (Class 1)       (Class 1)       (Class 1)
                                                                         -------------- --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                           $  2,800,982   $    (97,488)     $   39,481
   Net realized gains (losses)                                               2,705,162      2,303,806         126,315
   Change in net unrealized appreciation (depreciation) of investments       1,096,878      4,156,609         330,018
                                                                          ------------   ------------      ----------
       Increase (decrease) in net assets from operations                     6,603,022      6,362,927         495,814
                                                                          ------------   ------------      ----------
From capital transactions:
   Net proceeds from units sold                                                255,902        230,495          25,553
   Cost of units redeemed                                                  (11,091,791)    (8,505,466)       (795,685)
   Net transfers                                                              (267,928)    (2,541,585)        511,217
   Contract maintenance charge                                                      --             --              --
   Adjustments to net assets allocated to contracts
     in payout period                                                              925          6,773              87
                                                                          ------------   ------------      ----------
       Increase (decrease) in net assets from
         capital transactions                                              (11,102,892)   (10,809,783)       (258,828)
                                                                          ------------   ------------      ----------
Increase (decrease) in net assets                                           (4,499,870)    (4,446,856)        236,986
Net assets at beginning of period                                           68,020,756     57,459,907       3,758,211
                                                                          ------------   ------------      ----------
Net assets at end of period                                               $ 63,520,886   $ 53,013,051      $3,995,197
                                                                          ============   ============      ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                                   12,447         15,651           1,652
   Units redeemed                                                             (488,814)      (508,560)        (46,181)
   Units transferred                                                           (13,153)      (150,145)         28,021
                                                                          ------------   ------------      ----------
Increase (decrease) in units outstanding                                      (489,520)      (643,054)        (16,508)
Beginning units                                                              3,163,389      3,661,616         247,452
                                                                          ------------   ------------      ----------
Ending units                                                                 2,673,869      3,018,562         230,944
                                                                          ============   ============      ==========

                                                                          Emerging
                                                                           Markets
                                                                          Portfolio
                                                                          (Class 1)
                                                                         -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                          $   (42,007)
   Net realized gains (losses)                                               621,233
   Change in net unrealized appreciation (depreciation) of investments       638,698
                                                                         -----------
       Increase (decrease) in net assets from operations                   1,217,924
                                                                         -----------
From capital transactions:
   Net proceeds from units sold                                               15,867
   Cost of units redeemed                                                 (1,015,092)
   Net transfers                                                            (670,005)
   Contract maintenance charge                                                    --
   Adjustments to net assets allocated to contracts
     in payout period                                                            747
                                                                         -----------
       Increase (decrease) in net assets from
         capital transactions                                             (1,668,483)
                                                                         -----------
Increase (decrease) in net assets                                           (450,559)
Net assets at beginning of period                                          7,759,890
                                                                         -----------
Net assets at end of period                                              $ 7,309,331
                                                                         ===========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                                    630
   Units redeemed                                                            (48,441)
   Units transferred                                                         (29,537)
                                                                         -----------
Increase (decrease) in units outstanding                                     (77,348)
Beginning units                                                              404,082
                                                                         -----------
Ending units                                                                 326,734
                                                                         ===========

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                                               Equity     Fundamental                 Global
                                                               Equity Index Opportunities   Growth     Global Bond   Equities
                                                                Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                                                (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                                               ------------ ------------- -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                $  (105,062)  $      (329) $  (113,353) $ 1,054,129  $  (18,189)
   Net realized gains (losses)                                      65,292      (486,542)    (153,028)     212,614    (216,598)
   Change in net unrealized appreciation (depreciation) of
     investments                                                 1,297,916     1,835,652    1,718,384     (836,563)    961,518
                                                               -----------   -----------  -----------  -----------  ----------
       Increase (decrease) in net assets from operations         1,258,146     1,348,781    1,452,003      430,180     726,731
                                                               -----------   -----------  -----------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                                      4,076        96,774       35,463       21,178       1,831
   Cost of units redeemed                                       (1,348,987)   (1,222,088)  (1,319,380)  (2,189,290)   (609,688)
   Net transfers                                                   (96,849)     (236,500)     (85,823)     281,983     (17,906)
   Contract maintenance charge                                          --            --           --           --          --
   Adjustments to net assets allocated to contracts in
     payout period                                                     851           402        1,491          (55)        100
                                                               -----------   -----------  -----------  -----------  ----------
       Increase (decrease) in net assets from capital
         transactions                                           (1,440,909)   (1,361,412)  (1,368,249)  (1,886,184)   (625,663)
                                                               -----------   -----------  -----------  -----------  ----------
Increase (decrease) in net assets                                 (182,763)      (12,631)      83,754   (1,456,004)    101,068
Net assets at beginning of period                                9,620,430     8,917,611    9,920,792   15,102,584   4,878,592
                                                               -----------   -----------  -----------  -----------  ----------
Net assets at end of period                                    $ 9,437,667   $ 8,904,980  $10,004,546  $13,646,580  $4,979,660
                                                               ===========   ===========  ===========  ===========  ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                          396         7,917        2,830        1,100          90
   Units redeemed                                                 (129,504)      (81,931)    (124,309)    (113,347)    (45,083)
   Units transferred                                                (8,637)      (15,433)      (8,106)      16,650      (1,082)
                                                               -----------   -----------  -----------  -----------  ----------
Increase (decrease) in units outstanding                          (137,745)      (89,447)    (129,585)     (95,597)    (46,075)
Beginning units                                                  1,008,160       679,123      979,576      786,317     375,753
                                                               -----------   -----------  -----------  -----------  ----------
Ending units                                                       870,415       589,676      849,991      690,720     329,678
                                                               ===========   ===========  ===========  ===========  ==========

                                                                                                         International
                                                                  Growth       Growth-                    Diversified
                                                               Opportunities   Income       High-Yield     Equities
                                                                 Portfolio    Portfolio   Bond Portfolio   Portfolio
                                                                 (Class 1)    (Class 1)     (Class 1)      (Class 1)
                                                               ------------- -----------  -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                 $  (13,927)  $   107,036   $   740,472    $   (2,172)
   Net realized gains (losses)                                     198,072      (498,929)      (21,925)     (252,522)
   Change in net unrealized appreciation (depreciation)
     of investments                                                 56,953     2,544,038     1,343,682       983,657
                                                                ----------   -----------   -----------    ----------
       Increase (decrease) in net assets from operations           241,098     2,152,145     2,062,229       728,963
                                                                ----------   -----------   -----------    ----------
From capital transactions:
   Net proceeds from units sold                                     62,819       124,170       108,292        42,188
   Cost of units redeemed                                         (260,619)   (2,064,160)   (2,531,715)     (681,358)
   Net transfers                                                    44,508       (39,086)      687,677      (348,813)
   Contract maintenance charge                                          --            --            --            --
   Adjustments to net assets allocated to contracts
     in payout period                                                   --         2,521           (64)        3,480
                                                                ----------   -----------   -----------    ----------
       Increase (decrease) in net assets from capital
         transactions                                             (153,292)   (1,976,555)   (1,735,810)     (984,503)
                                                                ----------   -----------   -----------    ----------
Increase (decrease) in net assets                                   87,806       175,590       326,419      (255,540)
Net assets at beginning of period                                1,550,205    17,904,980    13,645,893     4,981,467
                                                                ----------   -----------   -----------    ----------
Net assets at end of period                                     $1,638,011   $18,080,570   $13,972,312    $4,725,927
                                                                ==========   ===========   ===========    ==========
ANALYSIS OF INCREASE (DECREASE) IN
  UNITS OUTSTANDING:
   Units sold                                                        9,324         6,393         6,018         4,711
   Units redeemed                                                  (38,427)     (104,940)     (136,472)      (72,281)
   Units transferred                                                 5,237         8,004        39,220       (35,833)
                                                                ----------   -----------   -----------    ----------
Increase (decrease) in units outstanding                           (23,866)      (90,543)      (91,234)     (103,403)
Beginning units                                                    254,477       934,705       766,664       560,559
                                                                ----------   -----------   -----------    ----------
Ending units                                                       230,611       844,162       675,430       457,156
                                                                ==========   ===========   ===========    ==========

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                                                   MFS
                                                                International Massachusetts
                                                                 Growth and     Investors     MFS Total     Mid-Cap
                                                                   Income         Trust        Return       Growth    Real Estate
                                                                  Portfolio     Portfolio     Portfolio    Portfolio   Portfolio
                                                                  (Class 1)     (Class 1)     (Class 1)    (Class 1)   (Class 1)
                                                                ------------- ------------- ------------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                  $   119,440   $   (5,154)  $  1,494,402  $  (30,839) $    4,252
   Net realized gains (losses)                                    (1,300,176)     196,916     (1,294,742)    251,758    (107,631)
   Change in net unrealized appreciation (depreciation) of
     investments                                                   2,818,897      517,602      8,130,457     289,384     917,548
                                                                 -----------   ----------   ------------  ----------  ----------
       Increase (decrease) in net assets from operations           1,638,161      709,364      8,330,117     510,303     814,169
                                                                 -----------   ----------   ------------  ----------  ----------
From capital transactions:
   Net proceeds from units sold                                       67,302       18,931        331,111      33,515      32,479
   Cost of units redeemed                                         (1,176,447)    (406,283)   (13,788,877)   (584,289)   (813,525)
   Net transfers                                                    (118,320)    (107,468)    (1,297,416)    (80,686)     91,711
   Contract maintenance charge                                            --           --             --          --          --
   Adjustments to net assets allocated to contracts in payout
     period                                                           (2,576)          62           (862)         --         100
                                                                 -----------   ----------   ------------  ----------  ----------
       Increase (decrease) in net assets from capital
         transactions                                             (1,230,041)    (494,758)   (14,756,044)   (631,460)   (689,235)
                                                                 -----------   ----------   ------------  ----------  ----------
Increase (decrease) in net assets                                    408,120      214,606     (6,425,927)   (121,157)    124,934
Net assets at beginning of period                                  8,694,008    4,000,677     86,038,905   3,521,322   5,299,776
                                                                 -----------   ----------   ------------  ----------  ----------
Net assets at end of period                                      $ 9,102,128   $4,215,283   $ 79,612,978  $3,400,165  $5,424,710
                                                                 ===========   ==========   ============  ==========  ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                          6,186        1,584         20,411       3,115       1,115
   Units redeemed                                                   (102,162)     (33,093)      (785,186)    (55,317)    (25,761)
   Units transferred                                                  (8,785)      (8,163)       (75,313)     (7,748)      1,764
                                                                 -----------   ----------   ------------  ----------  ----------
Increase (decrease) in units outstanding                            (104,761)     (39,672)      (840,088)    (59,950)    (22,882)
Beginning units                                                      820,755      367,906      5,205,010     372,085     192,759
                                                                 -----------   ----------   ------------  ----------  ----------
Ending units                                                         715,994      328,234      4,364,922     312,135     169,877
                                                                 ===========   ==========   ============  ==========  ==========

                                                                                                      Telecom
                                                                          Small Company  Technology   Utility    Total Return
                                                                         Value Portfolio Portfolio   Portfolio  Bond Portfolio
                                                                            (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                                                         --------------- ---------- ----------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                            $  (29,626)    $ (3,020) $   50,923   $   577,256
   Net realized gains (losses)                                                 57,713       31,306      24,559       934,922
   Change in net unrealized appreciation (depreciation) of investments        521,216       (5,190)    186,854       132,475
                                                                           ----------     --------  ----------   -----------
       Increase (decrease) in net assets from operations                      549,303       23,096     262,336     1,644,653
                                                                           ----------     --------  ----------   -----------
From capital transactions:
   Net proceeds from units sold                                                   138           --       8,241       435,352
   Cost of units redeemed                                                    (485,936)     (69,568)   (314,871)   (4,128,979)
   Net transfers                                                             (157,405)      38,549     100,047     2,545,073
   Contract maintenance charge                                                     --           --          --            --
   Adjustments to net assets allocated to contracts in payout period               --           --       1,700           242
                                                                           ----------     --------  ----------   -----------
       Increase (decrease) in net assets from capital transactions           (643,203)     (31,019)   (204,883)   (1,148,312)
                                                                           ----------     --------  ----------   -----------
Increase (decrease) in net assets                                             (93,900)      (7,923)     57,453       496,341
Net assets at beginning of period                                           3,681,375      318,713   2,245,084    26,095,979
                                                                           ----------     --------  ----------   -----------
Net assets at end of period                                                $3,587,475     $310,790  $2,302,537   $26,592,320
                                                                           ==========     ========  ==========   ===========
ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:
   Units sold                                                                       5           --         653        21,622
   Units redeemed                                                             (17,522)     (27,350)    (20,452)     (194,729)
   Units transferred                                                           (5,554)      15,267       8,546       125,112
                                                                           ----------     --------  ----------   -----------
Increase (decrease) in units outstanding                                      (23,071)     (12,083)    (11,253)      (47,995)
Beginning units                                                               141,214      139,237     142,761     1,281,945
                                                                           ----------     --------  ----------   -----------
Ending units                                                                  118,143      127,154     131,508     1,233,950
                                                                           ==========     ========  ==========   ===========

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)


                                                                Aggressive  Alliance                 Blue Chip    Capital
                                                                  Growth     Growth      Balanced     Growth      Growth
                                                                Portfolio   Portfolio    Portfolio   Portfolio   Portfolio
                                                                (Class 3)   (Class 3)    (Class 3)   (Class 3)   (Class 3)
                                                                ---------- -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                  $ (5,507) $   (61,508) $   19,596  $  (19,534) $  (23,044)
   Net realized gains (losses)                                     44,366      274,786     270,706     103,776     (18,099)
   Change in net unrealized appreciation (depreciation) of
     investments                                                   28,770    1,150,393     282,547     102,347     432,442
                                                                 --------  -----------  ----------  ----------  ----------
       Increase (decrease) in net assets from operations           67,629    1,363,671     572,849     186,589     391,299
                                                                 --------  -----------  ----------  ----------  ----------
From capital transactions:
   Net proceeds from units sold                                     9,998       82,881     642,331     197,057     115,762
   Cost of units redeemed                                         (54,836)  (1,448,490)   (513,838)   (202,506)   (373,094)
   Net transfers                                                  434,835     (211,687)  1,443,427     331,396      10,123
   Contract maintenance charge                                       (157)      (1,550)     (1,111)       (339)       (421)
   Adjustments to net assets allocated to contracts in payout
     period                                                            --           --          --          --          --
                                                                 --------  -----------  ----------  ----------  ----------
       Increase (decrease) in net assets from capital
         transactions                                             389,840   (1,578,846)  1,570,809     325,608    (247,630)
                                                                 --------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets                                 457,469     (215,175)  2,143,658     512,197     143,669
Net assets at beginning of period                                 385,850    9,130,254   4,064,697   1,777,763   3,109,242
                                                                 --------  -----------  ----------  ----------  ----------
Net assets at end of period                                      $843,319  $ 8,915,079  $6,208,355  $2,289,960  $3,252,911
                                                                 ========  ===========  ==========  ==========  ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                       1,111        9,266      59,033      31,233      13,755
   Units redeemed                                                  (6,241)    (161,566)    (46,916)    (31,659)    (43,985)
   Units transferred                                               48,337      (22,585)    135,741      52,456       1,513
                                                                 --------  -----------  ----------  ----------  ----------
Increase (decrease) in units outstanding                           43,207     (174,885)    147,858      52,030     (28,717)
Beginning units                                                    47,837    1,143,404     398,661     304,672     409,439
                                                                 --------  -----------  ----------  ----------  ----------
Ending units                                                       91,044      968,519     546,519     356,702     380,722
                                                                 ========  ===========  ==========  ==========  ==========

                                                                                                         Davis
                                                                             Cash                       Venture     "Dogs" of
                                                                          Management     Corporate       Value     Wall Street
                                                                          Portfolio    Bond Portfolio  Portfolio    Portfolio
                                                                          (Class 3)      (Class 3)     (Class 3)    (Class 3)
                                                                         ------------  -------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                          $    (89,660)  $  7,697,733  $  (266,244) $   36,076
   Net realized gains (losses)                                                (56,006)     5,566,879     (666,316)    218,116
   Change in net unrealized appreciation (depreciation) of investments          5,164      4,132,188   10,047,809       3,987
                                                                         ------------   ------------  -----------  ----------
       Increase (decrease) in net assets from operations                     (140,502)    17,396,800    9,115,249     258,179
                                                                         ------------   ------------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                                             3,070,825      6,688,754    2,355,237   1,219,495
   Cost of units redeemed                                                 (12,952,117)   (20,875,434)  (9,089,374)   (390,431)
   Net transfers                                                            6,585,958      9,674,981      695,655   1,456,328
   Contract maintenance charge                                                 (2,637)       (23,323)     (12,030)       (318)
   Adjustments to net assets allocated to contracts in payout period               --           (481)      (2,323)       (132)
                                                                         ------------   ------------  -----------  ----------
       Increase (decrease) in net assets from capital transactions         (3,297,971)    (4,535,503)  (6,052,835)  2,284,942
                                                                         ------------   ------------  -----------  ----------
Increase (decrease) in net assets                                          (3,438,473)    12,861,297    3,062,414   2,543,121
Net assets at beginning of period                                          13,425,444    172,812,534   81,238,583   1,722,968
                                                                         ------------   ------------  -----------  ----------
Net assets at end of period                                              $  9,986,971   $185,673,831  $84,300,997  $4,266,089
                                                                         ============   ============  ===========  ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                                 272,552        304,486      158,564      67,717
   Units redeemed                                                          (1,137,154)      (942,454)    (608,687)    (21,664)
   Units transferred                                                          576,303        439,166       48,570      78,954
                                                                         ------------   ------------  -----------  ----------
Increase (decrease) in units outstanding                                     (288,299)      (198,802)    (401,553)    125,007
Beginning units                                                             1,171,718      8,239,617    5,871,997     103,475
                                                                         ------------   ------------  -----------  ----------
Ending units                                                                  883,419      8,040,815    5,470,444     228,482
                                                                         ============   ============  ===========  ==========

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)

                                                                 Emerging       Equity       Foreign    Fundamental   Global
                                                                  Markets    Opportunities    Value       Growth       Bond
                                                                 Portfolio     Portfolio    Portfolio    Portfolio   Portfolio
                                                                 (Class 3)     (Class 3)    (Class 3)    (Class 3)   (Class 3)
                                                                -----------  ------------- -----------  ----------- -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                 $   (56,606)  $     (203)  $   861,825  $  (27,913) $ 2,258,534
   Net realized gains (losses)                                      764,054       89,644    (6,408,596)     72,701      324,471
   Change in net unrealized appreciation (depreciation) of
     investments                                                  1,008,342      118,929    19,661,545     383,013   (1,830,004)
                                                                -----------   ----------   -----------  ----------  -----------
       Increase (decrease) in net assets from operations          1,715,790      208,370    14,114,774     427,801      753,001
                                                                -----------   ----------   -----------  ----------  -----------
From capital transactions:
   Net proceeds from units sold                                     525,555      709,849     8,647,581      82,807    1,688,813
   Cost of units redeemed                                          (988,498)    (203,499)   (7,061,379)   (249,678)  (2,777,336)
   Net transfers                                                    659,270      803,181     9,167,583     238,478    4,343,550
   Contract maintenance charge                                       (1,195)        (226)      (10,665)       (320)      (3,616)
   Adjustments to net assets allocated to contracts in payout
     period                                                              --           --          (516)         --       (1,040)
                                                                -----------   ----------   -----------  ----------  -----------
       Increase (decrease) in net assets from capital
         transactions                                               195,132    1,309,305    10,742,604      71,287    3,250,371
                                                                -----------   ----------   -----------  ----------  -----------
Increase (decrease) in net assets                                 1,910,922    1,517,675    24,857,378     499,088    4,003,372
Net assets at beginning of period                                 9,319,379    1,089,923    64,786,340   2,829,282   26,445,146
                                                                -----------   ----------   -----------  ----------  -----------
Net assets at end of period                                     $11,230,301   $2,607,598   $89,643,718  $3,328,370  $30,448,518
                                                                ===========   ==========   ===========  ==========  ===========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                        22,783       53,194       965,339      11,023       92,704
   Units redeemed                                                   (42,174)     (15,162)     (778,562)    (32,908)    (151,382)
   Units transferred                                                 31,222       59,491     1,119,232      32,339      238,424
                                                                -----------   ----------   -----------  ----------  -----------
Increase (decrease) in units outstanding                             11,831       97,523     1,306,009      10,454      179,746
Beginning units                                                     432,992       90,495     7,616,670     422,765    1,469,111
                                                                -----------   ----------   -----------  ----------  -----------
Ending units                                                        444,823      188,018     8,922,679     433,219    1,648,857
                                                                ===========   ==========   ===========  ==========  ===========

                                                                           Global       Growth       Growth-       High-
                                                                          Equities   Opportunities   Income      Yield Bond
                                                                          Portfolio    Portfolio    Portfolio    Portfolio
                                                                          (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                                                         ----------  ------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                          $   (4,320)  $  (198,290) $    94,079  $ 1,999,330
   Net realized gains (losses)                                              (26,804)    1,985,496     (131,802)  (1,115,149)
   Change in net unrealized appreciation (depreciation) of investments      213,035     1,553,365    1,080,597    4,550,604
                                                                         ----------   -----------  -----------  -----------
       Increase (decrease) in net assets from operations                    181,911     3,340,571    1,042,874    5,434,785
                                                                         ----------   -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                                             165,542     1,854,260    2,729,532    1,164,194
   Cost of units redeemed                                                  (161,141)   (1,823,607)    (794,425)  (4,182,874)
   Net transfers                                                             84,100     1,946,027    4,172,108    1,350,182
   Contract maintenance charge                                                 (183)       (2,050)      (1,306)      (5,321)
   Adjustments to net assets allocated to contracts in payout period             --            --           15          420
                                                                         ----------   -----------  -----------  -----------
       Increase (decrease) in net assets from capital transactions           88,318     1,974,630    6,105,924   (1,673,399)
                                                                         ----------   -----------  -----------  -----------
Increase (decrease) in net assets                                           270,229     5,315,201    7,148,798    3,761,386
Net assets at beginning of period                                         1,155,601    19,802,800    6,662,058   35,021,899
                                                                         ----------   -----------  -----------  -----------
Net assets at end of period                                              $1,425,830   $25,118,001  $13,810,856  $38,783,285
                                                                         ==========   ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:
   Units sold                                                                17,167       278,419      263,444       65,238
   Units redeemed                                                           (17,076)     (274,367)     (75,882)    (233,407)
   Units transferred                                                          9,051       293,253      403,035       79,619
                                                                         ----------   -----------  -----------  -----------
Increase (decrease) in units outstanding                                      9,142       297,305      590,597      (88,550)
Beginning units                                                             133,917     3,300,537      694,256    2,111,423
                                                                         ----------   -----------  -----------  -----------
Ending units                                                                143,059     3,597,842    1,284,853    2,022,873
                                                                         ==========   ===========  ===========  ===========

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)

                                                                                                            MFS
                                                               International International   Marsico   Massachusetts
                                                                Diversified     Growth       Focused     Investors
                                                                 Equities     and Income     Growth        Trust
                                                                 Portfolio     Portfolio    Portfolio    Portfolio
                                                                 (Class 3)     (Class 3)    (Class 3)    (Class 3)
                                                               ------------- ------------- ----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                 $   (7,875)   $   418,379  $  (32,418)  $  (129,623)
   Net realized gains (losses)                                    (584,007)    (1,484,110)     (6,580)    1,003,941
   Change in net unrealized appreciation (depreciation) of
     investments                                                 1,400,681      7,330,329     354,645     5,872,294
                                                                ----------    -----------  ----------   -----------
       Increase (decrease) in net assets from operations           808,799      6,264,598     315,647     6,746,612
                                                                ----------    -----------  ----------   -----------
From capital transactions:
   Net proceeds from units sold                                    741,622        101,379     595,466     6,135,092
   Cost of units redeemed                                         (571,951)    (2,989,088)   (334,820)   (3,169,902)
   Net transfers                                                   174,735     (1,726,615)    881,062     8,369,853
   Contract maintenance charge                                        (723)        (3,438)       (570)       (4,836)
   Adjustments to net assets allocated to contracts in
     payout period                                                      --             --          --            --
                                                                ----------    -----------  ----------   -----------
       Increase (decrease) in net assets from capital
         transactions                                              343,683     (4,617,762)  1,141,138    11,330,207
                                                                ----------    -----------  ----------   -----------
Increase (decrease) in net assets                                1,152,482      1,646,836   1,456,785    18,076,819
Net assets at beginning of period                                4,648,045     32,850,575   3,170,730    33,390,332
                                                                ----------    -----------  ----------   -----------
Net assets at end of period                                     $5,800,527    $34,497,411  $4,627,515   $51,467,151
                                                                ==========    ===========  ==========   ===========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                       91,017          9,479      54,203       518,625
   Units redeemed                                                  (69,442)      (280,156)    (30,585)     (264,885)
   Units transferred                                                24,931       (146,337)     80,847       719,671
                                                                ----------    -----------  ----------   -----------
Increase (decrease) in units outstanding                            46,506       (417,014)    104,465       973,411
Beginning units                                                    599,697      3,349,655     317,623     3,118,241
                                                                ----------    -----------  ----------   -----------
Ending units                                                       646,203      2,932,641     422,088     4,091,652
                                                                ==========    ===========  ==========   ===========


                                                                 MFS Total
                                                                  Return
                                                                 Portfolio
                                                                 (Class 3)
                                                               ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                $  1,812,483
   Net realized gains (losses)                                   (3,489,992)
   Change in net unrealized appreciation (depreciation) of
     investments                                                 12,458,257
                                                               ------------
       Increase (decrease) in net assets from operations         10,780,748
                                                               ------------
From capital transactions:
   Net proceeds from units sold                                   3,283,391
   Cost of units redeemed                                       (14,568,961)
   Net transfers                                                  1,309,027
   Contract maintenance charge                                      (17,259)
   Adjustments to net assets allocated to contracts in
     payout period                                                     (634)
                                                               ------------
       Increase (decrease) in net assets from capital
         transactions                                            (9,994,436)
                                                               ------------
Increase (decrease) in net assets                                   786,312
Net assets at beginning of period                               111,079,120
                                                               ------------
Net assets at end of period                                    $111,865,432
                                                               ============
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                       189,687
   Units redeemed                                                  (840,973)
   Units transferred                                                 74,558
                                                               ------------
Increase (decrease) in units outstanding                           (576,728)
Beginning units                                                   6,808,929
                                                               ------------
Ending units                                                      6,232,201
                                                               ============

                                                                                                   Small & Mid     Small
                                                                           Mid-Cap       Real          Cap        Company
                                                                           Growth       Estate        Value        Value
                                                                          Portfolio    Portfolio    Portfolio    Portfolio
                                                                          (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                                                         -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                          $  (132,892) $     9,428  $  (244,314) $  (205,903)
   Net realized gains (losses)                                               446,816    2,112,371    6,478,904      687,235
   Change in net unrealized appreciation (depreciation) of investments     1,154,736    1,669,144    1,612,463    4,462,652
                                                                         -----------  -----------  -----------  -----------
       Increase (decrease) in net assets from operations                   1,468,660    3,790,943    7,847,053    4,943,984
                                                                         -----------  -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                                            3,405,189    1,577,931    1,786,723    2,047,682
   Cost of units redeemed                                                 (1,077,858)  (2,301,714)  (4,341,865)  (2,862,641)
   Net transfers                                                           6,198,179    1,560,005    1,620,316    2,087,767
   Contract maintenance charge                                                (2,394)      (2,660)      (4,977)      (4,209)
   Adjustments to net assets allocated to contracts in payout period              --           --         (269)        (243)
                                                                         -----------  -----------  -----------  -----------
       Increase (decrease) in net assets from capital transactions         8,523,116      833,562     (940,072)   1,268,356
                                                                         -----------  -----------  -----------  -----------
Increase (decrease) in net assets                                          9,991,776    4,624,505    6,906,981    6,212,340
Net assets at beginning of period                                          7,862,931   23,668,467   44,564,972   27,942,383
                                                                         -----------  -----------  -----------  -----------
Net assets at end of period                                              $17,854,707  $28,292,972  $51,471,953  $34,154,723
                                                                         ===========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:
   Units sold                                                                328,414       48,611      152,064      198,858
   Units redeemed                                                           (104,303)     (70,495)    (367,801)    (277,697)
   Units transferred                                                         606,716       48,098      155,496      222,648
                                                                         -----------  -----------  -----------  -----------
Increase (decrease) in units outstanding                                     830,827       26,214      (60,241)     143,809
Beginning units                                                              845,004      808,937    4,147,775    2,899,537
                                                                         -----------  -----------  -----------  -----------
Ending units                                                               1,675,831      835,151    4,087,534    3,043,346
                                                                         ===========  ===========  ===========  ===========

(1)For the period from January 23, 2012 (inception) to December 31, 2012.
(2)For the period from July 16, 2012 (inception) to December 31, 2012.

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)

                                                                                           Sun-
                                                                                          America
                                                                           SunAmerica     Dynamic
                                                                            Dynamic      Strategy               Telecom
                                                                           Allocation    Portfolio Technology   Utility
                                                                           Portfolio     (Class 3) Portfolio   Portfolio
                                                                         (Class 3) /(1)/   /(2)/   (Class 3)   (Class 3)
                                                                         --------------  --------- ---------- ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                           $   390,108      $  1     $ (5,756) $   34,317
   Net realized gains (losses)                                                 11,740        --       49,046      69,274
   Change in net unrealized appreciation (depreciation) of
     investments                                                            1,138,013         4       (6,758)     37,502
                                                                          -----------      ----     --------  ----------
       Increase (decrease) in net assets from operations                    1,539,861         5       36,532     141,093
                                                                          -----------      ----     --------  ----------
From capital transactions:
   Net proceeds from units sold                                            43,431,418        --       34,047     167,665
   Cost of units redeemed                                                    (766,672)       --      (80,008)   (153,420)
   Net transfers                                                           26,986,854       100       36,833     128,185
   Contract maintenance charge                                                     (2)       --         (139)       (174)
   Adjustments to net assets allocated to contracts in payout
     period                                                                        --        --           --          --
                                                                          -----------      ----     --------  ----------
       Increase (decrease) in net assets from capital transactions         69,651,598       100       (9,267)    142,256
                                                                          -----------      ----     --------  ----------
Increase (decrease) in net assets                                          71,191,459       105       27,265     283,349
Net assets at beginning of period                                                  --        --      586,022   1,138,993
                                                                          -----------      ----     --------  ----------
Net assets at end of period                                               $71,191,459      $105     $613,287  $1,422,342
                                                                          ===========      ====     ========  ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                               4,218,437        --       14,024      13,107
   Units redeemed                                                             (73,099)       --      (32,123)    (12,007)
   Units transferred                                                        2,592,138        10       14,414       9,661
                                                                          -----------      ----     --------  ----------
Increase (decrease) in units outstanding                                    6,737,476        10       (3,685)     10,761
Beginning units                                                                    --        --      258,808      93,254
                                                                          -----------      ----     --------  ----------
Ending units                                                                6,737,476        10      255,123     104,015
                                                                          ===========      ====     ========  ==========


                                                                             Total
                                                                            Return
                                                                             Bond
                                                                           Portfolio
                                                                           (Class 3)
                                                                         ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                          $  2,939,396
   Net realized gains (losses)                                              3,210,649
   Change in net unrealized appreciation (depreciation) of
     investments                                                            1,065,062
                                                                         ------------
       Increase (decrease) in net assets from operations                    7,215,107
                                                                         ------------
From capital transactions:
   Net proceeds from units sold                                            13,472,532
   Cost of units redeemed                                                 (10,558,987)
   Net transfers                                                           35,361,465
   Contract maintenance charge                                                (16,175)
   Adjustments to net assets allocated to contracts in payout
     period                                                                        --
                                                                         ------------
       Increase (decrease) in net assets from capital transactions         38,258,835
                                                                         ------------
Increase (decrease) in net assets                                          45,473,942
Net assets at beginning of period                                          99,250,165
                                                                         ------------
Net assets at end of period                                              $144,724,107
                                                                         ============
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                                 676,314
   Units redeemed                                                            (521,825)
   Units transferred                                                        1,766,060
                                                                         ------------
Increase (decrease) in units outstanding                                    1,920,549
Beginning units                                                             5,088,050
                                                                         ------------
Ending units                                                                7,008,599
                                                                         ============

                                                                         Invesco Van                  Invesco Van
                                                                         Kampen V.I.   Invesco Van    Kampen V.I.
                                                                          American     Kampen V.I.       Growth
                                                                          Franchise     Comstock          and
                                                                            Fund          Fund           Income
                                                                         (Series II)   (Series II)  Fund (Series II)
                                                                         -----------  ------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                          $   (50,047) $  1,411,505    $  1,022,027
   Net realized gains (losses)                                               591,719    (3,950,014)     (2,356,748)
   Change in net unrealized appreciation (depreciation) of
     investments                                                             170,578    39,868,330      31,236,649
                                                                         -----------  ------------    ------------
       Increase (decrease) in net assets from operations                     712,250    37,329,821      29,901,928
                                                                         -----------  ------------    ------------
From capital transactions:
   Net proceeds from units sold                                               24,805     7,106,835       8,919,040
   Cost of units redeemed                                                 (1,098,491)  (31,599,850)    (31,803,458)
   Net transfers                                                            (194,568)      823,366       6,668,391
   Contract maintenance charge                                                  (394)      (22,072)        (23,386)
   Adjustments to net assets allocated to contracts in payout period              --        (4,196)          1,665
                                                                         -----------  ------------    ------------
       Increase (decrease) in net assets from capital transactions        (1,268,648)  (23,695,917)    (16,237,748)
                                                                         -----------  ------------    ------------
Increase (decrease) in net assets                                           (556,398)   13,633,904      13,664,180
Net assets at beginning of period                                          5,785,568   215,633,423     227,760,765
                                                                         -----------  ------------    ------------
Net assets at end of period                                              $ 5,229,170  $229,267,327    $241,424,945
                                                                         ===========  ============    ============
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                                  2,133       509,042         575,173
   Units redeemed                                                            (93,357)   (2,238,692)     (2,021,728)
   Units transferred                                                         (15,852)       80,989         436,504
                                                                         -----------  ------------    ------------
Increase (decrease) in units outstanding                                    (107,076)   (1,648,661)     (1,010,051)
Beginning units                                                              547,888    16,891,729      15,734,906
                                                                         -----------  ------------    ------------
Ending units                                                                 440,812    15,243,068      14,724,855
                                                                         ===========  ============    ============


                                                                          Growth and
                                                                            Income
                                                                          Portfolio
                                                                          (Class VC)
                                                                         ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                          $     66,654
   Net realized gains (losses)                                             (3,708,026)
   Change in net unrealized appreciation (depreciation) of
     investments                                                           16,406,602
                                                                         ------------
       Increase (decrease) in net assets from operations                   12,765,230
                                                                         ------------
From capital transactions:
   Net proceeds from units sold                                               858,779
   Cost of units redeemed                                                 (17,005,182)
   Net transfers                                                           (3,502,831)
   Contract maintenance charge                                                 (8,656)
   Adjustments to net assets allocated to contracts in payout period           (2,049)
                                                                         ------------
       Increase (decrease) in net assets from capital transactions        (19,659,939)
                                                                         ------------
Increase (decrease) in net assets                                          (6,894,709)
Net assets at beginning of period                                         120,543,506
                                                                         ------------
Net assets at end of period                                              $113,648,797
                                                                         ============
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                                  68,740
   Units redeemed                                                          (1,349,451)
   Units transferred                                                         (277,087)
                                                                         ------------
Increase (decrease) in units outstanding                                   (1,557,798)
Beginning units                                                            10,291,928
                                                                         ------------
Ending units                                                                8,734,130
                                                                         ============

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2012
                                  (continued)

                                                                             Mid Cap          Asset         Global
                                                                         Stock Portfolio Allocation Fund  Growth Fund
                                                                           (Class VC)       (Class 2)      (Class 2)
                                                                         --------------- --------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                           $   (183,913)   $  3,060,571   $     31,929
   Net realized gains (losses)                                              (3,185,443)      1,204,520        596,223
   Change in net unrealized appreciation (depreciation) of
     investments                                                            13,009,139      39,064,339     53,192,462
                                                                          ------------    ------------   ------------
       Increase (decrease) in net assets from operations                     9,639,783      43,329,430     53,820,614
                                                                          ------------    ------------   ------------
From capital transactions:
   Net proceeds from units sold                                                309,173       3,824,970      8,832,218
   Cost of units redeemed                                                  (12,217,793)    (41,318,388)   (36,748,560)
   Net transfers                                                            (3,901,936)     (3,866,404)    (6,143,318)
   Contract maintenance charge                                                  (4,787)        (28,126)       (27,332)
   Adjustments to net assets allocated to contracts in payout period            (1,344)         (3,401)        (5,435)
                                                                          ------------    ------------   ------------
       Increase (decrease) in net assets from capital transactions         (15,816,687)    (41,391,349)   (34,092,427)
                                                                          ------------    ------------   ------------
Increase (decrease) in net assets                                           (6,176,904)      1,938,081     19,728,187
Net assets at beginning of period                                           77,188,094     299,059,306    261,361,569
                                                                          ------------    ------------   ------------
Net assets at end of period                                               $ 71,011,190    $300,997,387   $281,089,756
                                                                          ============    ============   ============
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                                   21,339         212,837        362,835
   Units redeemed                                                             (818,859)     (2,246,857)    (1,496,060)
   Units transferred                                                          (260,036)       (207,332)      (229,228)
                                                                          ------------    ------------   ------------
Increase (decrease) in units outstanding                                    (1,057,556)     (2,241,352)    (1,362,453)
Beginning units                                                              5,575,464      17,776,821     11,908,185
                                                                          ------------    ------------   ------------
Ending units                                                                 4,517,908      15,535,469     10,545,732
                                                                          ============    ============   ============

                                                                            Growth
                                                                             Fund
                                                                           (Class 2)
                                                                         ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                          $   (209,234)
   Net realized gains (losses)                                                 95,264
   Change in net unrealized appreciation (depreciation) of
     investments                                                           34,057,381
                                                                         ------------
       Increase (decrease) in net assets from operations                   33,943,411
                                                                         ------------
From capital transactions:
   Net proceeds from units sold                                             6,368,673
   Cost of units redeemed                                                 (29,596,995)
   Net transfers                                                           (4,577,295)
   Contract maintenance charge                                                (18,081)
   Adjustments to net assets allocated to contracts in payout period           (1,453)
                                                                         ------------
       Increase (decrease) in net assets from capital transactions        (27,825,151)
                                                                         ------------
Increase (decrease) in net assets                                           6,118,260
Net assets at beginning of period                                         207,500,378
                                                                         ------------
Net assets at end of period                                              $213,618,638
                                                                         ============
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                                 290,943
   Units redeemed                                                          (1,340,363)
   Units transferred                                                         (194,042)
                                                                         ------------
Increase (decrease) in units outstanding                                   (1,243,462)
Beginning units                                                            10,468,633
                                                                         ------------
Ending units                                                                9,225,171
                                                                         ============

                                                                                                         Franklin
                                                                                                       Templeton VIP
                                                                                                         Founding
                                                                                          Franklin         Funds        Real
                                                                         Growth-Income     Income       Allocation     Return
                                                                             Fund      Securities Fund     Fund       Portfolio
                                                                           (Class 2)      (Class 2)      (Class 2)    (Class 3)
                                                                         ------------- --------------- ------------- -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                          $  2,579,474    $ 1,091,305    $   469,712  $   351,662
   Net realized gains (losses)                                             (5,981,338)       362,423        179,852       44,613
   Change in net unrealized appreciation (depreciation) of investments     60,050,881        633,160      2,649,920      (77,321)
                                                                         ------------    -----------    -----------  -----------
       Increase (decrease) in net assets from operations                   56,649,017      2,086,888      3,299,484      318,954
                                                                         ------------    -----------    -----------  -----------
From capital transactions:
   Net proceeds from units sold                                             4,484,460      1,769,720        353,288    4,214,067
   Cost of units redeemed                                                 (50,710,272)    (1,599,418)    (1,736,554)    (688,488)
   Net transfers                                                          (12,228,850)     4,503,224        (64,618)   8,371,849
   Contract maintenance charge                                                (32,325)        (2,850)        (2,738)      (1,686)
   Adjustments to net assets allocated to contracts in payout period            2,710         (2,072)            --           --
                                                                         ------------    -----------    -----------  -----------
       Increase (decrease) in net assets from capital transactions        (58,484,277)     4,668,604     (1,450,622)  11,895,742
                                                                         ------------    -----------    -----------  -----------
Increase (decrease) in net assets                                          (1,835,260)     6,755,492      1,848,862   12,214,696
Net assets at beginning of period                                         363,374,312     15,179,584     23,506,395    7,022,566
                                                                         ------------    -----------    -----------  -----------
Net assets at end of period                                              $361,539,052    $21,935,076    $25,355,257  $19,237,262
                                                                         ============    ===========    ===========  ===========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                                 243,895        156,743         36,316      338,652
   Units redeemed                                                          (2,732,361)      (139,576)      (177,510)     (55,281)
   Units transferred                                                         (651,249)       398,684         (3,728)     672,656
                                                                         ------------    -----------    -----------  -----------
Increase (decrease) in units outstanding                                   (3,139,715)       415,851       (144,922)     956,027
Beginning units                                                            21,562,653      1,407,331      2,561,875      573,990
                                                                         ------------    -----------    -----------  -----------
Ending units                                                               18,422,938      1,823,182      2,416,953    1,530,017
                                                                         ============    ===========    ===========  ===========

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011

                                                                                           Government
                                                                  Asset       Capital      and Quality                  Asset
                                                                Allocation  Appreciation      Bond         Growth     Allocation
                                                                Portfolio    Portfolio      Portfolio     Portfolio   Portfolio
                                                                (Class 1)    (Class 1)      (Class 1)     (Class 1)   (Class 3)
                                                               -----------  ------------  ------------  ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                $   220,644  $   (797,821) $  1,253,512  $    (84,016) $   88,867
   Net realized gains (losses)                                    (270,582)    1,480,118       660,117    (2,826,088)   (219,325)
   Change in net unrealized appreciation (depreciation)
     of investments                                                 55,817    (6,221,374)    1,593,451       423,806     135,764
                                                               -----------  ------------  ------------  ------------  ----------
       Increase (decrease) in net assets from operations             5,879    (5,539,077)    3,507,080    (2,486,298)      5,306
                                                               -----------  ------------  ------------  ------------  ----------
From capital transactions:
   Net proceeds from units sold                                     33,147       180,184        72,842        63,770     466,883
   Cost of units redeemed                                       (1,673,268)  (13,586,113)  (10,829,160)   (6,609,270)   (781,930)
   Net transfers                                                   168,322    (2,033,023)   (2,216,614)   (1,322,448)  1,026,440
   Contract maintenance charge                                          --            --            --            --      (1,033)
                                                               -----------  ------------  ------------  ------------  ----------
       Increase (decrease) in net assets from capital
         transactions                                           (1,471,799)  (15,438,952)  (12,972,932)   (7,867,948)    710,360
                                                               -----------  ------------  ------------  ------------  ----------
Increase (decrease) in net assets                               (1,465,920)  (20,978,029)   (9,465,852)  (10,354,246)    715,666
Net assets at beginning of period                               14,168,846    91,161,310    65,850,857    41,947,682   4,741,122
                                                               -----------  ------------  ------------  ------------  ----------
Net assets at end of period                                    $12,702,926  $ 70,183,281  $ 56,385,005  $ 31,593,436  $5,456,788
                                                               ===========  ============  ============  ============  ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                        2,012         7,776         3,762         3,996      30,623
   Units redeemed                                                  (79,774)     (689,331)     (633,816)     (469,095)    (51,304)
   Units transferred                                                 7,945      (123,767)     (132,507)      (94,359)     68,338
                                                               -----------  ------------  ------------  ------------  ----------
Increase (decrease) in units outstanding                           (69,817)     (805,322)     (762,561)     (559,458)     47,657
Beginning units                                                    712,066     4,668,672     3,914,604     2,921,238     309,653
                                                               -----------  ------------  ------------  ------------  ----------
Ending units                                                       642,249     3,863,350     3,152,043     2,361,780     357,310
                                                               ===========  ============  ============  ============  ==========

                                                                              Government
                                                                 Capital      and Quality                Natural    Aggressive
                                                               Appreciation      Bond        Growth     Resources     Growth
                                                                Portfolio      Portfolio    Portfolio   Portfolio   Portfolio
                                                                (Class 3)      (Class 3)    (Class 3)   (Class 3)   (Class 1)
                                                               ------------  ------------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                $ (1,043,944) $  1,887,025  $  (17,290) $   (33,966) $  (54,052)
   Net realized gains (losses)                                   (4,290,254)    1,030,959    (297,468)      99,797    (274,185)
   Change in net unrealized appreciation (depreciation) of
     investments                                                 (2,918,118)    2,345,113      17,841   (1,745,449)    179,590
                                                               ------------  ------------  ----------  -----------  ----------
       Increase (decrease) in net assets from operations         (8,252,316)    5,263,097    (296,917)  (1,679,618)   (148,647)
                                                               ------------  ------------  ----------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                                   1,071,887     6,064,874     132,350      139,384       9,587
   Cost of units redeemed                                       (14,180,498)  (11,894,511)   (533,467)  (1,013,856)   (454,535)
   Net transfers                                                 (2,002,338)    4,869,731    (174,648)      61,740       2,832
   Contract maintenance charge                                      (18,565)      (10,607)       (795)      (1,411)         --
                                                               ------------  ------------  ----------  -----------  ----------
       Increase (decrease) in net assets from capital
         transactions                                           (15,129,514)     (970,513)   (576,560)    (814,143)   (442,116)
                                                               ------------  ------------  ----------  -----------  ----------
Increase (decrease) in net assets                               (23,381,830)    4,292,584    (873,477)  (2,493,761)   (590,763)
Net assets at beginning of period                               128,499,376    92,721,368   4,831,679    8,872,042   4,927,629
                                                               ------------  ------------  ----------  -----------  ----------
Net assets at end of period                                    $105,117,546  $ 97,013,952  $3,958,202  $ 6,378,281  $4,336,866
                                                               ============  ============  ==========  ===========  ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                        62,965       368,254      10,983       11,929         767
   Units redeemed                                                  (798,472)     (729,792)    (43,386)     (84,413)    (41,248)
   Units transferred                                                (84,739)      297,272     (12,515)       9,215       1,924
                                                               ------------  ------------  ----------  -----------  ----------
Increase (decrease) in units outstanding                           (820,246)      (64,266)    (44,918)     (63,269)    (38,557)
Beginning units                                                   7,458,411     5,822,234     386,395      718,089     419,845
                                                               ------------  ------------  ----------  -----------  ----------
Ending units                                                      6,638,165     5,757,968     341,477      654,820     381,288
                                                               ============  ============  ==========  ===========  ==========

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                                                Alliance                  Blue Chip    Capital       Cash
                                                                 Growth      Balanced      Growth      Growth     Management
                                                                Portfolio    Portfolio    Portfolio   Portfolio   Portfolio
                                                                (Class 1)    (Class 1)    (Class 1)   (Class 1)   (Class 1)
                                                               -----------  -----------  ----------  ----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                $  (164,026) $   107,149  $   (6,612) $  (12,089) $   (173,244)
   Net realized gains (losses)                                  (1,153,256)    (381,665)     32,845     190,819       (95,602)
   Change in net unrealized appreciation (depreciation) of
     investments                                                   605,165      476,313     (88,770)   (228,802)       46,206
                                                               -----------  -----------  ----------  ----------  ------------
       Increase (decrease) in net assets from operations          (712,117)     201,797     (62,537)    (50,072)     (222,640)
                                                               -----------  -----------  ----------  ----------  ------------
From capital transactions:
   Net proceeds from units sold                                     69,512       28,634         875          28     1,091,341
   Cost of units redeemed                                       (3,346,126)  (2,411,671)   (169,343)   (415,519)  (17,214,574)
   Net transfers                                                  (369,146)     308,651     193,233      51,597    17,987,730
   Contract maintenance charge                                          --           --          --          --            --
                                                               -----------  -----------  ----------  ----------  ------------
       Increase (decrease) in net assets from capital
         transactions                                           (3,645,760)  (2,074,386)     24,765    (363,894)    1,864,497
                                                               -----------  -----------  ----------  ----------  ------------
Increase (decrease) in net assets                               (4,357,877)  (1,872,589)    (37,772)   (413,966)    1,641,857
Net assets at beginning of period                               24,971,933   18,734,673   1,069,902   1,552,228    17,397,029
                                                               -----------  -----------  ----------  ----------  ------------
Net assets at end of period                                    $20,614,056  $16,862,084  $1,032,130  $1,138,262  $ 19,038,886
                                                               ===========  ===========  ==========  ==========  ============
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                        2,681        1,939         140           4        88,254
   Units redeemed                                                 (166,322)    (161,602)    (26,600)    (53,624)   (1,458,080)
   Units transferred                                               (32,610)      39,746      31,632       4,239     1,534,695
                                                               -----------  -----------  ----------  ----------  ------------
Increase (decrease) in units outstanding                          (196,251)    (119,917)      5,172     (49,381)      164,869
Beginning units                                                  1,124,208    1,227,800     169,073     197,382     1,418,702
                                                               -----------  -----------  ----------  ----------  ------------
Ending units                                                       927,957    1,107,883     174,245     148,001     1,583,571
                                                               ===========  ===========  ==========  ==========  ============

                                                                                  Davis
                                                                                 Venture     "Dogs" of   Emerging
                                                               Corporate Bond     Value     Wall Street   Markets    Equity Index
                                                                 Portfolio      Portfolio    Portfolio   Portfolio    Portfolio
                                                                 (Class 1)      (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                                               -------------- ------------  ----------- -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                 $  3,818,712  $    208,929  $   39,998  $   (57,974) $    27,665
   Net realized gains (losses)                                     2,568,891    (1,384,505)     78,210    1,174,249      (85,931)
   Change in net unrealized appreciation (depreciation)
     of investments                                               (2,472,713)   (2,122,661)    247,357   (4,191,856)     117,810
                                                                ------------  ------------  ----------  -----------  -----------
       Increase (decrease) in net assets from operations           3,914,890    (3,298,237)    365,565   (3,075,581)      59,544
                                                                ------------  ------------  ----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                                      178,003       173,903       8,172        8,755       26,614
   Cost of units redeemed                                        (12,235,093)  (10,085,420)   (420,929)  (1,733,802)  (1,190,712)
   Net transfers                                                  (1,464,818)   (2,667,913)    777,259     (517,511)    (166,780)
   Contract maintenance charge                                            --            --          --           --           --
                                                                ------------  ------------  ----------  -----------  -----------
       Increase (decrease) in net assets from capital
         transactions                                            (13,521,908)  (12,579,430)    364,502   (2,242,558)  (1,330,878)
                                                                ------------  ------------  ----------  -----------  -----------
Increase (decrease) in net assets                                 (9,607,018)  (15,877,667)    730,067   (5,318,139)  (1,271,334)
Net assets at beginning of period                                 77,627,774    73,337,574   3,028,144   13,078,029   10,891,764
                                                                ------------  ------------  ----------  -----------  -----------
Net assets at end of period                                     $ 68,020,756  $ 57,459,907  $3,758,211  $ 7,759,890  $ 9,620,430
                                                                ============  ============  ==========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                          8,004        10,071         506          302        2,650
   Units redeemed                                                   (583,092)     (618,927)    (28,771)     (69,552)    (123,751)
   Units transferred                                                 (70,972)     (180,709)     50,018      (24,292)     (15,604)
                                                                ------------  ------------  ----------  -----------  -----------
Increase (decrease) in units outstanding                            (646,060)     (789,565)     21,753      (93,542)    (136,705)
Beginning units                                                    3,809,449     4,451,181     225,699      497,624    1,144,865
                                                                ------------  ------------  ----------  -----------  -----------
Ending units                                                       3,163,389     3,661,616     247,452      404,082    1,008,160
                                                                ============  ============  ==========  ===========  ===========

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                                                  Equity     Fundamental    Global       Global        Growth
                                                               Opportunities   Growth        Bond       Equities    Opportunities
                                                                 Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                                                 (Class 1)    (Class 1)    (Class 1)    (Class 1)     (Class 1)
                                                               ------------- -----------  -----------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                 $   (37,600) $  (121,411) $   201,538  $    (9,539)  $  (15,214)
   Net realized gains (losses)                                     (766,556)    (351,993)     238,950     (238,828)     127,830
   Change in net unrealized appreciation (depreciation) of
     investments                                                    688,442     (217,666)     250,725     (420,173)    (167,971)
                                                                -----------  -----------  -----------  -----------   ----------
       Increase (decrease) in net assets from operations           (115,714)    (691,070)     691,213     (668,540)     (55,355)
                                                                -----------  -----------  -----------  -----------   ----------
From capital transactions:
   Net proceeds from units sold                                      11,325       13,887       15,732       16,551        1,881
   Cost of units redeemed                                        (1,730,910)  (1,647,956)  (2,160,414)    (783,529)    (371,767)
   Net transfers                                                   (333,402)    (220,260)     456,556       34,438      238,388
   Contract maintenance charge                                           --           --           --           --           --
                                                                -----------  -----------  -----------  -----------   ----------
       Increase (decrease) in net assets from capital
         transactions                                            (2,052,987)  (1,854,329)  (1,688,126)    (732,540)    (131,498)
                                                                -----------  -----------  -----------  -----------   ----------
Increase (decrease) in net assets                                (2,168,701)  (2,545,399)    (996,913)  (1,401,080)    (186,853)
Net assets at beginning of period                                11,086,312   12,466,191   16,099,497    6,279,672    1,737,058
                                                                -----------  -----------  -----------  -----------   ----------
Net assets at end of period                                     $ 8,917,611  $ 9,920,792  $15,102,584  $ 4,878,592   $1,550,205
                                                                ===========  ===========  ===========  ===========   ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                           625        1,129          732        1,203          294
   Units redeemed                                                  (134,119)    (165,259)    (114,678)     (53,338)     (56,910)
   Units transferred                                                (26,834)     (19,966)      23,180        3,179       35,048
                                                                -----------  -----------  -----------  -----------   ----------
Increase (decrease) in units outstanding                           (160,328)    (184,096)     (90,766)     (48,956)     (21,568)
Beginning units                                                     839,451    1,163,672      877,083      424,709      276,045
                                                                -----------  -----------  -----------  -----------   ----------
Ending units                                                        679,123      979,576      786,317      375,753      254,477
                                                                ===========  ===========  ===========  ===========   ==========


                                                                                         International International
                                                                 Growth-     High-Yield   Diversified     Growth
                                                                 Income         Bond       Equities     and Income
                                                                Portfolio    Portfolio     Portfolio     Portfolio
                                                                (Class 1)    (Class 1)     (Class 1)     (Class 1)
                                                               -----------  -----------  ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                $   (41,278) $ 1,048,145   $    66,890   $   206,897
   Net realized gains (losses)                                  (1,575,201)    (890,036)     (344,099)   (2,433,723)
   Change in net unrealized appreciation (depreciation) of
     investments                                                 2,920,759      336,229      (665,779)      662,004
                                                               -----------  -----------   -----------   -----------
       Increase (decrease) in net assets from operations         1,304,280      494,338      (942,988)   (1,564,822)
                                                               -----------  -----------   -----------   -----------
From capital transactions:
   Net proceeds from units sold                                     68,083        9,347        29,723        36,342
   Cost of units redeemed                                       (2,936,301)  (2,544,892)   (1,026,962)   (2,126,620)
   Net transfers                                                  (635,078)     302,201      (165,230)      (17,845)
   Contract maintenance charge                                          --           --            --            --
                                                               -----------  -----------   -----------   -----------
       Increase (decrease) in net assets from capital
         transactions                                           (3,503,296)  (2,233,344)   (1,162,469)   (2,108,123)
                                                               -----------  -----------   -----------   -----------
Increase (decrease) in net assets                               (2,199,016)  (1,739,006)   (2,105,457)   (3,672,945)
Net assets at beginning of period                               20,103,996   15,384,899     7,086,924    12,366,953
                                                               -----------  -----------   -----------   -----------
Net assets at end of period                                    $17,904,980  $13,645,893   $ 4,981,467   $ 8,694,008
                                                               ===========  ===========   ===========   ===========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                        4,718          464         3,674         2,966
   Units redeemed                                                 (166,368)    (146,775)     (103,288)     (180,259)
   Units transferred                                               (36,179)      14,337       (15,234)         (194)
                                                               -----------  -----------   -----------   -----------
Increase (decrease) in units outstanding                          (197,829)    (131,974)     (114,848)     (177,487)
Beginning units                                                  1,132,534      898,638       675,407       998,242
                                                               -----------  -----------   -----------   -----------
Ending units                                                       934,705      766,664       560,559       820,755
                                                               ===========  ===========   ===========   ===========

                                                                    MFS
                                                               Massachusetts
                                                                 Investors
                                                                   Trust
                                                                 Portfolio
                                                                 (Class 1)
                                                               -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                 $   (7,880)
   Net realized gains (losses)                                     162,096
   Change in net unrealized appreciation (depreciation) of
     investments                                                  (254,286)
                                                                ----------
       Increase (decrease) in net assets from operations          (100,070)
                                                                ----------
From capital transactions:
   Net proceeds from units sold                                      2,935
   Cost of units redeemed                                         (557,846)
   Net transfers                                                   128,527
   Contract maintenance charge                                          --
                                                                ----------
       Increase (decrease) in net assets from capital
         transactions                                             (426,384)
                                                                ----------
Increase (decrease) in net assets                                 (526,454)
Net assets at beginning of period                                4,527,131
                                                                ----------
Net assets at end of period                                     $4,000,677
                                                                ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                          247
   Units redeemed                                                  (49,373)
   Units transferred                                                12,065
                                                                ----------
Increase (decrease) in units outstanding                           (37,061)
Beginning units                                                    404,967
                                                                ----------
Ending units                                                       367,906
                                                                ==========

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                                                                                           Small
                                                                                  Mid-Cap                 Company
                                                                  MFS Total       Growth    Real Estate    Value     Technology
                                                               Return Portfolio  Portfolio   Portfolio   Portfolio   Portfolio
                                                                  (Class 1)      (Class 1)   (Class 1)   (Class 1)   (Class 1)
                                                               ---------------- ----------  ----------- -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                  $  1,631,261   $  (35,334) $   (3,229) $   (38,227) $  (3,460)
   Net realized gains (losses)                                     (2,518,584)     164,397    (812,820)     570,716     54,082
   Change in net unrealized appreciation (depreciation) of
     investments                                                    2,108,607     (354,488)  1,180,179     (693,279)   (74,891)
                                                                 ------------   ----------  ----------  -----------  ---------
       Increase (decrease) in net assets from operations            1,221,284     (225,425)    364,130     (160,790)   (24,269)
                                                                 ------------   ----------  ----------  -----------  ---------
From capital transactions:
   Net proceeds from units sold                                       295,241        3,737       5,878        9,579         --
   Cost of units redeemed                                         (17,905,544)    (668,442)   (875,132)    (584,999)   (89,335)
   Net transfers                                                   (2,471,066)     105,845     173,733   (1,041,665)     5,276
   Contract maintenance charge                                             --           --          --           --         --
                                                                 ------------   ----------  ----------  -----------  ---------
       Increase (decrease) in net assets from capital
         transactions                                             (20,081,369)    (558,860)   (695,521)  (1,617,085)   (84,059)
                                                                 ------------   ----------  ----------  -----------  ---------
Increase (decrease) in net assets                                 (18,860,085)    (784,285)   (331,391)  (1,777,875)  (108,328)
Net assets at beginning of period                                 104,898,990    4,305,607   5,631,167    5,459,250    427,041
                                                                 ------------   ----------  ----------  -----------  ---------
Net assets at end of period                                      $ 86,038,905   $3,521,322  $5,299,776  $ 3,681,375  $ 318,713
                                                                 ============   ==========  ==========  ===========  =========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                          15,919          371         189          334         --
   Units redeemed                                                  (1,073,066)     (63,904)    (32,304)     (21,798)   (35,647)
   Units transferred                                                 (149,910)      11,013       5,178      (37,424)        67
                                                                 ------------   ----------  ----------  -----------  ---------
Increase (decrease) in units outstanding                           (1,207,057)     (52,520)    (26,937)     (58,888)   (35,580)
Beginning units                                                     6,412,067      424,605     219,696      200,102    174,817
                                                                 ------------   ----------  ----------  -----------  ---------
Ending units                                                        5,205,010      372,085     192,759      141,214    139,237
                                                                 ============   ==========  ==========  ===========  =========

                                                                 Telecom      Total     Aggressive  Alliance
                                                                 Utility   Return Bond    Growth     Growth      Balanced
                                                                Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
                                                                (Class 1)   (Class 1)   (Class 3)   (Class 3)    (Class 3)
                                                               ----------  -----------  ---------- -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                $   26,809  $   160,332   $ (3,492) $   (68,713) $   26,349
   Net realized gains (losses)                                     29,843    1,185,267    (12,928)     138,176     224,751
   Change in net unrealized appreciation (depreciation) of
     investments                                                   56,058      (86,072)     1,472     (384,450)   (220,906)
                                                               ----------  -----------   --------  -----------  ----------
       Increase (decrease) in net assets from operations          112,710    1,259,527    (14,948)    (314,987)     30,194
                                                               ----------  -----------   --------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                                     1,500      123,499     74,617      131,741     345,308
   Cost of units redeemed                                        (305,947)  (4,553,987)   (44,710)  (1,683,851)   (445,340)
   Net transfers                                                  291,834    5,272,160    (53,798)    (663,295)    767,502
   Contract maintenance charge                                         --           --       (136)      (1,895)       (439)
                                                               ----------  -----------   --------  -----------  ----------
       Increase (decrease) in net assets from capital
         transactions                                             (12,613)     841,672    (24,027)  (2,217,300)    667,031
                                                               ----------  -----------   --------  -----------  ----------
Increase (decrease) in net assets                                 100,097    2,101,199    (38,975)  (2,532,287)    697,225
Net assets at beginning of period                               2,144,987   23,994,780    424,825   11,662,541   3,367,472
                                                               ----------  -----------   --------  -----------  ----------
Net assets at end of period                                    $2,245,084  $26,095,979   $385,850  $ 9,130,254  $4,064,697
                                                               ==========  ===========   ========  ===========  ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                          87        5,847      9,139       15,368      34,472
   Units redeemed                                                 (19,644)    (232,952)    (5,524)    (200,680)    (43,268)
   Units transferred                                               22,529      269,828     (6,816)     (82,435)     74,084
                                                               ----------  -----------   --------  -----------  ----------
Increase (decrease) in units outstanding                            2,972       42,723     (3,201)    (267,747)     65,288
Beginning units                                                   139,789    1,239,222     51,038    1,411,151     333,373
                                                               ----------  -----------   --------  -----------  ----------
Ending units                                                      142,761    1,281,945     47,837    1,143,404     398,661
                                                               ==========  ===========   ========  ===========  ==========

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                                                Blue Chip    Capital       Cash                         Davis
                                                                 Growth      Growth     Management     Corporate    Venture Value
                                                                Portfolio   Portfolio   Portfolio    Bond Portfolio   Portfolio
                                                                (Class 3)   (Class 3)   (Class 3)      (Class 3)      (Class 3)
                                                               ----------  ----------  ------------  -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                $  (14,101) $  (29,424) $   (104,979)  $  9,172,765  $    195,264
   Net realized gains (losses)                                    115,409     (48,493)      (65,264)     5,328,012    (7,227,904)
   Change in net unrealized appreciation (depreciation)
     of investments                                              (208,056)     (7,897)          662     (5,252,398)    2,623,501
                                                               ----------  ----------  ------------   ------------  ------------
       Increase (decrease) in net assets from operations         (106,748)    (85,814)     (169,581)     9,248,379    (4,409,139)
                                                               ----------  ----------  ------------   ------------  ------------
From capital transactions:
   Net proceeds from units sold                                   135,195      34,679     4,090,804      3,107,997       921,756
   Cost of units redeemed                                        (201,546)   (314,975)  (13,793,062)   (22,038,706)   (9,851,954)
   Net transfers                                                  388,556    (243,388)   12,436,543     (5,407,105)   (1,633,991)
   Contract maintenance charge                                       (323)       (464)       (2,754)       (23,999)      (13,019)
                                                               ----------  ----------  ------------   ------------  ------------
       Increase (decrease) in net assets from capital
         transactions                                             321,882    (524,148)    2,731,531    (24,361,813)  (10,577,208)
                                                               ----------  ----------  ------------   ------------  ------------
Increase (decrease) in net assets                                 215,134    (609,962)    2,561,950    (15,113,434)  (14,986,347)
Net assets at beginning of period                               1,562,629   3,719,204    10,863,494    187,925,968    96,224,930
                                                               ----------  ----------  ------------   ------------  ------------
Net assets at end of period                                    $1,777,763  $3,109,242  $ 13,425,444   $172,812,534  $ 81,238,583
                                                               ==========  ==========  ============   ============  ============
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                      22,785       4,477       357,373        151,333        66,448
   Units redeemed                                                 (32,559)    (40,918)   (1,194,791)    (1,074,150)     (680,934)
   Units transferred                                               64,838     (32,066)    1,074,385       (264,975)      (99,616)
                                                               ----------  ----------  ------------   ------------  ------------
Increase (decrease) in units outstanding                           55,064     (68,507)      236,967     (1,187,792)     (714,102)
Beginning units                                                   249,608     477,946       934,751      9,427,409     6,586,099
                                                               ----------  ----------  ------------   ------------  ------------
Ending units                                                      304,672     409,439     1,171,718      8,239,617     5,871,997
                                                               ==========  ==========  ============   ============  ============

                                                                "Dogs" of   Emerging       Equity                   Fundamental
                                                               Wall Street   Markets    Opportunities Foreign Value   Growth
                                                                Portfolio   Portfolio     Portfolio     Portfolio    Portfolio
                                                                (Class 3)   (Class 3)     (Class 3)     (Class 3)    (Class 3)
                                                               ----------- -----------  ------------- ------------- -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                $   20,125  $   (49,338)  $   (7,111)   $   408,933  $  (28,058)
   Net realized gains (losses)                                    (16,656)   1,012,821      (97,037)    (4,174,931)    (88,785)
   Change in net unrealized appreciation (depreciation) of
     investments                                                  155,797   (3,939,552)      81,100     (3,591,598)    (50,259)
                                                               ----------  -----------   ----------    -----------  ----------
       Increase (decrease) in net assets from operations          159,266   (2,976,069)     (23,048)    (7,357,596)   (167,102)
                                                               ----------  -----------   ----------    -----------  ----------
From capital transactions:
   Net proceeds from units sold                                    17,390      172,560       39,108      4,372,022      52,497
   Cost of units redeemed                                        (117,319)  (1,366,894)    (167,507)    (6,540,107)   (279,800)
   Net transfers                                                  436,994    1,114,807      (46,539)    10,450,690    (218,177)
   Contract maintenance charge                                       (306)      (1,268)        (210)        (6,951)       (321)
                                                               ----------  -----------   ----------    -----------  ----------
       Increase (decrease) in net assets from capital
         transactions                                             336,759      (80,795)    (175,148)     8,275,654    (445,801)
                                                               ----------  -----------   ----------    -----------  ----------
Increase (decrease) in net assets                                 496,025   (3,056,864)    (198,196)       918,058    (612,903)
Net assets at beginning of period                               1,226,943   12,376,243    1,288,119     63,868,282   3,442,185
                                                               ----------  -----------   ----------    -----------  ----------
Net assets at end of period                                    $1,722,968  $ 9,319,379   $1,089,923    $64,786,340  $2,829,282
                                                               ==========  ===========   ==========    ===========  ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                       1,070        7,090        3,208        485,236       7,487
   Units redeemed                                                  (7,521)     (49,796)     (14,279)      (671,676)    (39,861)
   Units transferred                                               27,815       55,506       (4,064)     1,244,121     (25,586)
                                                               ----------  -----------   ----------    -----------  ----------
Increase (decrease) in units outstanding                           21,364       12,800      (15,135)     1,057,681     (57,960)
Beginning units                                                    82,111      420,192      105,630      6,558,989     480,725
                                                               ----------  -----------   ----------    -----------  ----------
Ending units                                                      103,475      432,992       90,495      7,616,670     422,765
                                                               ==========  ===========   ==========    ===========  ==========

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                                                              Global       Growth       Growth-    High-Yield
                                                               Global Bond   Equities   Opportunities   Income        Bond
                                                                Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                                                (Class 3)    (Class 3)    (Class 3)    (Class 3)   (Class 3)
                                                               -----------  ----------  ------------- ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                $   309,458  $   (1,133)  $  (173,178) $   (3,247) $ 2,666,022
   Net realized gains (losses)                                     452,807    (113,394)      615,969    (419,653)  (1,700,497)
   Change in net unrealized appreciation (depreciation) of
     investments                                                   448,739     (35,078)     (772,450)    837,604      237,286
                                                               -----------  ----------   -----------  ----------  -----------
       Increase (decrease) in net assets from operations         1,211,004    (149,605)     (329,659)    414,704    1,202,811
                                                               -----------  ----------   -----------  ----------  -----------
From capital transactions:
   Net proceeds from units sold                                    681,155      22,021       598,469     783,791      451,748
   Cost of units redeemed                                       (3,145,102)   (121,828)   (1,613,075)   (738,363)  (4,798,616)
   Net transfers                                                   532,765     (21,085)      810,140   1,509,604     (502,106)
   Contract maintenance charge                                      (3,438)       (256)       (1,649)       (691)      (5,492)
                                                               -----------  ----------   -----------  ----------  -----------
       Increase (decrease) in net assets from capital
         transactions                                           (1,934,620)   (121,148)     (206,115)  1,554,341   (4,854,466)
                                                               -----------  ----------   -----------  ----------  -----------
Increase (decrease) in net assets                                 (723,616)   (270,753)     (535,774)  1,969,045   (3,651,655)
Net assets at beginning of period                               27,168,762   1,426,354    20,338,574   4,693,013   38,673,554
                                                               -----------  ----------   -----------  ----------  -----------
Net assets at end of period                                    $26,445,146  $1,155,601   $19,802,800  $6,662,058  $35,021,899
                                                               ===========  ==========   ===========  ==========  ===========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                       38,121       2,559        98,592      85,558       27,509
   Units redeemed                                                 (178,144)    (12,514)     (253,081)    (79,402)    (289,491)
   Units transferred                                                31,387      (2,622)      180,231     165,139      (30,719)
                                                               -----------  ----------   -----------  ----------  -----------
Increase (decrease) in units outstanding                          (108,636)    (12,577)       25,742     171,295     (292,701)
Beginning units                                                  1,577,747     146,494     3,274,795     522,961    2,404,124
                                                               -----------  ----------   -----------  ----------  -----------
Ending units                                                     1,469,111     133,917     3,300,537     694,256    2,111,423
                                                               ===========  ==========   ===========  ==========  ===========

                                                                                                            MFS
                                                               International International   Marsico   Massachusetts
                                                                Diversified   Growth and     Focused     Investors
                                                                 Equities       Income       Growth        Trust
                                                                 Portfolio     Portfolio    Portfolio    Portfolio
                                                                 (Class 3)     (Class 3)    (Class 3)    (Class 3)
                                                               ------------- ------------- ----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                 $    57,985   $   757,758  $  (23,358)  $  (109,482)
   Net realized gains (losses)                                     (422,601)   (3,335,775)   (236,906)       31,826
   Change in net unrealized appreciation (depreciation) of
     investments                                                   (467,968)   (2,510,576)    182,301      (620,624)
                                                                -----------   -----------  ----------   -----------
       Increase (decrease) in net assets from operations           (832,584)   (5,088,593)    (77,963)     (698,280)
                                                                -----------   -----------  ----------   -----------
From capital transactions:
   Net proceeds from units sold                                      92,983       193,091     173,863     2,522,449
   Cost of units redeemed                                          (570,954)   (3,777,022)   (249,038)   (2,519,434)
   Net transfers                                                    (16,386)    2,008,653     289,344     4,799,240
   Contract maintenance charge                                         (825)       (4,085)       (459)       (2,316)
                                                                -----------   -----------  ----------   -----------
       Increase (decrease) in net assets from capital
         transactions                                              (495,182)   (1,579,363)    213,710     4,799,939
                                                                -----------   -----------  ----------   -----------
Increase (decrease) in net assets                                (1,327,766)   (6,667,956)    135,747     4,101,659
Net assets at beginning of period                                 5,975,811    39,518,531   3,034,983    29,288,673
                                                                -----------   -----------  ----------   -----------
Net assets at end of period                                     $ 4,648,045   $32,850,575  $3,170,730   $33,390,332
                                                                ===========   ===========  ==========   ===========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                        11,097        17,796      17,387       236,405
   Units redeemed                                                   (63,829)     (336,344)    (24,075)     (226,581)
   Units transferred                                                  1,327       232,830      28,117       459,880
                                                                -----------   -----------  ----------   -----------
Increase (decrease) in units outstanding                            (51,405)      (85,718)     21,429       469,704
Beginning units                                                     651,102     3,435,373     296,194     2,648,537
                                                                -----------   -----------  ----------   -----------
Ending units                                                        599,697     3,349,655     317,623     3,118,241
                                                                ===========   ===========  ==========   ===========


                                                                 MFS Total
                                                                  Return
                                                                 Portfolio
                                                                 (Class 3)
                                                               ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                $  1,808,240
   Net realized gains (losses)                                   (5,513,594)
   Change in net unrealized appreciation (depreciation) of
     investments                                                  4,794,747
                                                               ------------
       Increase (decrease) in net assets from operations          1,089,393
                                                               ------------
From capital transactions:
   Net proceeds from units sold                                   1,434,219
   Cost of units redeemed                                       (15,182,393)
   Net transfers                                                 (3,682,252)
   Contract maintenance charge                                      (18,342)
                                                               ------------
       Increase (decrease) in net assets from capital
         transactions                                           (17,448,768)
                                                               ------------
Increase (decrease) in net assets                               (16,359,375)
Net assets at beginning of period                               127,438,495
                                                               ------------
Net assets at end of period                                    $111,079,120
                                                               ============
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                        87,921
   Units redeemed                                                  (926,816)
   Units transferred                                               (225,941)
                                                               ------------
Increase (decrease) in units outstanding                         (1,064,836)
Beginning units                                                   7,873,765
                                                               ------------
Ending units                                                      6,808,929
                                                               ============

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                                                 Mid-Cap                Small & Mid       Small
                                                                 Growth    Real Estate   Cap Value       Company     Technology
                                                                Portfolio   Portfolio    Portfolio   Value Portfolio Portfolio
                                                                (Class 3)   (Class 3)    (Class 3)      (Class 3)    (Class 3)
                                                               ----------  -----------  -----------  --------------- ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                $  (43,376) $   (18,014) $  (334,531)   $  (171,873)  $  (6,113)
   Net realized gains (losses)                                    142,800    1,387,135      398,279        330,776     123,245
   Change in net unrealized appreciation (depreciation) of
     investments                                                 (358,220)     391,398   (3,547,895)      (961,177)   (162,662)
                                                               ----------  -----------  -----------    -----------   ---------
       Increase (decrease) in net assets from operations         (258,796)   1,760,519   (3,484,147)      (802,274)    (45,530)
                                                               ----------  -----------  -----------    -----------   ---------
From capital transactions:
   Net proceeds from units sold                                 1,739,798      541,904    1,110,155      1,362,228      40,894
   Cost of units redeemed                                        (473,933)  (2,051,966)  (4,443,329)    (2,791,976)   (105,291)
   Net transfers                                                3,181,149   (1,110,573)   2,854,050      1,304,397     (78,765)
   Contract maintenance charge                                       (488)      (2,345)      (4,331)        (3,313)       (141)
                                                               ----------  -----------  -----------    -----------   ---------
       Increase (decrease) in net assets from capital
         transactions                                           4,446,526   (2,622,980)    (483,455)      (128,664)   (143,303)
                                                               ----------  -----------  -----------    -----------   ---------
Increase (decrease) in net assets                               4,187,730     (862,461)  (3,967,602)      (930,938)   (188,833)
Net assets at beginning of period                               3,675,201   24,530,928   48,532,574     28,873,321     774,855
                                                               ----------  -----------  -----------    -----------   ---------
Net assets at end of period                                    $7,862,931  $23,668,467  $44,564,972    $27,942,383   $ 586,022
                                                               ==========  ===========  ===========    ===========   =========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                     184,049       19,230      103,862        146,779      17,398
   Units redeemed                                                 (47,178)     (71,435)    (383,880)      (281,706)    (43,300)
   Units transferred                                              341,966      (35,278)     318,439        167,840     (35,508)
                                                               ----------  -----------  -----------    -----------   ---------
Increase (decrease) in units outstanding                          478,837      (87,483)      38,421         32,913     (61,410)
Beginning units                                                   366,167      896,420    4,109,354      2,866,624     320,218
                                                               ----------  -----------  -----------    -----------   ---------
Ending units                                                      845,004      808,937    4,147,775      2,899,537     258,808
                                                               ==========  ===========  ===========    ===========   =========

                                                                                        INVESCO VAN
                                                                                        KAMPEN V.I.                 INVESCO VAN
                                                                 TELECOM   TOTAL RETURN  AMERICAN     INVESCO VAN   KAMPEN V.I.
                                                                 UTILITY       BOND      FRANCHISE    KAMPEN V.I.   GROWTH AND
                                                                PORTFOLIO   PORTFOLIO      FUND      COMSTOCK FUND  INCOME FUND
                                                                (CLASS 3)   (CLASS 3)   (SERIES II)   (SERIES II)   (SERIES II)
                                                               ----------  ------------ -----------  ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                $   12,899  $   341,053  $   (60,720) $  1,179,950  $    361,032
   Net realized gains (losses)                                    (26,206)   4,045,062      481,246    (6,532,428)   (3,803,917)
   Change in net unrealized appreciation (depreciation)
     of investments                                                59,586      (56,818)    (882,843)     (358,157)   (2,936,674)
                                                               ----------  -----------  -----------  ------------  ------------
       Increase (decrease) in net assets from operations           46,279    4,329,297     (462,317)   (5,710,635)   (6,379,559)
                                                               ----------  -----------  -----------  ------------  ------------
From capital transactions:
   Net proceeds from units sold                                    45,641    8,038,956       98,531     4,043,373     5,191,615
   Cost of units redeemed                                         (84,643)  (7,883,006)  (1,049,336)  (32,269,146)  (33,484,244)
   Net transfers                                                  282,134   12,153,148     (381,769)   (2,047,760)     (572,488)
   Contract maintenance charge                                       (189)      (7,923)        (387)      (20,915)      (21,681)
                                                               ----------  -----------  -----------  ------------  ------------
       Increase (decrease) in net assets from capital
         transactions                                             242,943   12,301,175   (1,332,961)  (30,294,448)  (28,886,798)
                                                               ----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets                                 289,222   16,630,472   (1,795,278)  (36,005,083)  (35,266,357)
Net assets at beginning of period                                 849,771   82,619,693    7,580,846   251,638,506   263,027,122
                                                               ----------  -----------  -----------  ------------  ------------
Net assets at end of period                                    $1,138,993  $99,250,165  $ 5,785,568  $215,633,423  $227,760,765
                                                               ==========  ===========  ===========  ============  ============
ANALYSIS OF INCREASE (DECREASE) IN UNITS
  OUTSTANDING:
   Units sold                                                       4,009      419,466        8,278       318,164       361,828
   Units redeemed                                                  (6,882)    (415,763)     (92,031)   (2,430,310)   (2,232,848)
   Units transferred                                               23,029      634,455      (34,697)     (123,996)        2,992
                                                               ----------  -----------  -----------  ------------  ------------
Increase (decrease) in units outstanding                           20,156      638,158     (118,450)   (2,236,142)   (1,868,028)
Beginning units                                                    73,098    4,449,892      666,338    19,127,871    17,602,934
                                                               ----------  -----------  -----------  ------------  ------------
Ending units                                                       93,254    5,088,050      547,888    16,891,729    15,734,906
                                                               ==========  ===========  ===========  ============  ============

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                      STATEMENTS OF CHANGES IN NET ASSETS
                              FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)


                                                       Growth and    Mid Cap Stock Asset Allocation Global Growth
                                                    Income Portfolio   Portfolio         Fund           Fund       Growth Fund
                                                       (Class VC)     (Class VC)      (Class 2)       (Class 2)     (Class 2)
                                                    ---------------- ------------- ---------------- ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                       $   (249,503)  $   (605,104)   $  3,075,105   $  1,213,932  $   (623,110)
   Net realized gains (losses)                          (4,108,446)    (4,593,180)     (2,248,237)     2,510,922    (1,106,128)
   Change in net unrealized appreciation
     (depreciation) of investments                      (4,710,071)     1,480,245       1,269,596    (30,710,020)   (8,674,433)
                                                      ------------   ------------    ------------   ------------  ------------
       Increase (decrease) in net assets from
         operations                                     (9,068,020)    (3,718,039)      2,096,464    (26,985,166)  (10,403,671)
                                                      ------------   ------------    ------------   ------------  ------------
From capital transactions:
   Net proceeds from units sold                            868,695        304,518       2,805,736      4,382,985     2,536,782
   Cost of units redeemed                              (20,635,458)   (14,127,313)    (41,000,752)   (39,296,012)  (30,581,172)
   Net transfers                                        (4,550,974)    (4,207,145)     (9,041,152)       541,579    (5,608,505)
   Contract maintenance charge                              (9,548)        (5,225)        (29,494)       (27,567)      (18,298)
                                                      ------------   ------------    ------------   ------------  ------------
       Increase (decrease) in net assets from
         capital transactions                          (24,327,285)   (18,035,165)    (47,265,662)   (34,399,015)  (33,671,193)
                                                      ------------   ------------    ------------   ------------  ------------
Increase (decrease) in net assets                      (33,395,305)   (21,753,204)    (45,169,198)   (61,384,181)  (44,074,864)
Net assets at beginning of period                      153,938,811     98,941,298     344,228,504    322,745,750   251,575,242
                                                      ------------   ------------    ------------   ------------  ------------
Net assets at end of period                           $120,543,506   $ 77,188,094    $299,059,306   $261,361,569  $207,500,378
                                                      ============   ============    ============   ============  ============
ANALYSIS OF INCREASE (DECREASE) IN
  UNITS OUTSTANDING:
   Units sold                                               69,432         19,967         165,525        190,691       123,383
   Units redeemed                                       (1,652,488)      (957,036)     (2,406,694)    (1,627,690)   (1,447,272)
   Units transferred                                      (362,247)      (287,941)       (530,426)        63,582      (251,256)
                                                      ------------   ------------    ------------   ------------  ------------
Increase (decrease) in units outstanding                (1,945,303)    (1,225,010)     (2,771,595)    (1,373,417)   (1,575,145)
Beginning units                                         12,237,231      6,800,474      20,548,416     13,281,602    12,043,778
                                                      ------------   ------------    ------------   ------------  ------------
Ending units                                            10,291,928      5,575,464      17,776,821     11,908,185    10,468,633
                                                      ============   ============    ============   ============  ============

                                                                                                         Franklin
                                                                                                       Templeton VIP
                                                                                                         Founding
                                                                                          Franklin         Funds
                                                                         Growth-Income     Income       Allocation   Real Return
                                                                             Fund      Securities Fund     Fund       Portfolio
                                                                           (Class 2)      (Class 2)      (Class 2)    (Class 3)
                                                                         ------------- --------------- ------------- -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                          $  2,512,071    $   669,197    $  (206,040) $  (31,584)
   Net realized gains (losses)                                             (7,539,388)        37,668       (101,028)     44,946
   Change in net unrealized appreciation (depreciation) of investments     (4,697,562)      (473,230)      (181,702)    145,371
                                                                         ------------    -----------    -----------  ----------
       Increase (decrease) in net assets from operations                   (9,724,879)       233,635       (488,770)    158,733
                                                                         ------------    -----------    -----------  ----------
From capital transactions:
   Net proceeds from units sold                                             2,352,022        762,366        415,900   1,359,958
   Cost of units redeemed                                                 (51,893,554)    (1,145,468)    (2,182,583)   (301,766)
   Net transfers                                                          (14,770,037)     1,776,500        660,285   3,809,339
   Contract maintenance charge                                                (35,647)        (1,712)        (2,640)       (196)
                                                                         ------------    -----------    -----------  ----------
       Increase (decrease) in net assets from capital transactions        (64,347,216)     1,391,686     (1,109,038)  4,867,335
                                                                         ------------    -----------    -----------  ----------
Increase (decrease) in net assets                                         (74,072,095)     1,625,321     (1,597,808)  5,026,068
Net assets at beginning of period                                         437,446,407     13,554,263     25,104,203   1,996,498
                                                                         ------------    -----------    -----------  ----------
Net assets at end of period                                              $363,374,312    $15,179,584    $23,506,395  $7,022,566
                                                                         ============    ===========    ===========  ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:
   Units sold                                                                 135,524         71,469         43,094     112,098
   Units redeemed                                                          (2,987,658)      (105,326)      (227,011)    (25,305)
   Units transferred                                                         (848,944)       165,994         74,917     315,740
                                                                         ------------    -----------    -----------  ----------
Increase (decrease) in units outstanding                                   (3,701,078)       132,137       (109,000)    402,533
Beginning units                                                            25,263,731      1,275,194      2,670,875     171,457
                                                                         ------------    -----------    -----------  ----------
Ending units                                                               21,562,653      1,407,331      2,561,875     573,990
                                                                         ============    ===========    ===========  ==========

   The accompanying notes are an integral part of the financial statements.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
         (FORMERLY KNOWN AS SUNAMERICA ANNUITY LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Variable Annuity Account Seven of American General Life Insurance Company (formerly known as SunAmerica Annuity and Life Assurance Company) (the "Separate Account") is an investment account of American General Life Insurance Company (the "Company"). The Company is a direct wholly owned subsidiary of AGC Life Insurance Company ("AGC"), a wholly owned, indirect subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings, and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

   On December 31, 2012, SunAmerica Annuity and Life Assurance Company merged into an affiliate company, American General Life Insurance Company. The Company is an indirect, wholly-owned subsidiary of AIG. As a result of the merger, the Company became the depositor of the Separate Account. The Company is now responsible for all annuity and life insurance contracts funded through the Separate Account. The rights of the contract owners were not affected by the merger.

   The Separate Account offers the following variable annuity products: Polaris Plus, Polaris II Asset Manager, Polaris II A-Class, Polaris II A-Class Platinum Series, and Polaris Platinum O-Series.

   The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

   The Separate Account is composed of a total of 81 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the nine currently available Class 1 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the sixty currently available Class 1 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Series II investment portfolios of the Invesco Variable Insurance Funds (the "Invesco Funds"),
   (4) the two currently available Class VC investment portfolios of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), (5) the four currently available Class 2 investment portfolios of the American Fund Insurance Series (the "American Series"), (6) the two currently available Class 2 investment portfolios of the Franklin Templeton Variable Insurance Products Trust (the "Franklin Trust"), or (7) the one currently available Class 3 investment portfolio of the Seasons Series Trust (the "Seasons Trust"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the American

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
         (FORMERLY KNOWN AS SUNAMERICA ANNUITY LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION (continued)


   Series, the Series II shares in the Invesco Funds, the Class 2 shares in the Franklin Trust and the Class 3 shares in the Anchor Trust, the SunAmerica Trust, and the Seasons Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees. The Class VC Shares of the Lord Abbett Fund are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Invesco Funds, the Lord Abbett Fund are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Invesco Funds, the Lord Abbett Fund, the Franklin Trust, the American Series, and the Seasons Trust (collectively referred to as the "Trusts") are diversified, open-ended investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust, the SunAmerica Trust, and the Seasons Trust are affiliated investment companies. The contract holder may elect to have payments allocated to the guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

   On April 30, 2012, the Invesco Van Kampen V.I. Capital Growth Fund was renamed the Invesco Van Kampen V.I. American Franchise Fund.

   On May 1, 2012, the Mid Cap Value Portfolio was renamed the Mid Cap Stock Portfolio.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

   FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
         (FORMERLY KNOWN AS SUNAMERICA ANNUITY LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


   USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products.

   The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Transfers are recorded as cost of units redeemed or as net proceeds from units sold in the accompanying Statements of Changes in Net Assets. Additional amounts which will be transferred to or from the Company are disclosed as adjustments to net assets allocated to contracts in payout period in the accompanying Statements of Changes in Net Assets.

   Annuity benefit payments are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

3. FAIR VALUE MEASUREMENTS

   Assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

   Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets, and most mutual funds.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
         (FORMERLY KNOWN AS SUNAMERICA ANNUITY LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

3. FAIR VALUE MEASUREMENTS (continued)


   Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal, and provincial obligations, hybrid securities, and derivative contracts.

   Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include certain fixed income securities and equities.

   The Separate Account assets measured at fair value as of December 31, 2012 consist of investments in trusts, which are registered and open-end mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 as of December 31, 2012 and for the year then ended. The Separate Account had no liabilities as of December 31, 2012. See the Schedules of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2012, and respective hierarchy levels.

4. CHARGES AND DEDUCTIONS

   Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

   WITHDRAWAL CHARGE: The Polaris Plus, Polaris Platinum O-Series, and Polaris II A-Class Platinum Series contracts provide that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of 6% for the Polaris Plus and Polaris Platinum O-Series products and 0.50% for the Polaris II A-Class Platinum Series product, of any amount withdrawn that exceed the free withdrawal amount and are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. There are no withdrawal charges under the Polaris II Asset Manager and Polaris II A-Class contracts.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
         (FORMERLY KNOWN AS SUNAMERICA ANNUITY LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)


   CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge ranging from $35 to $50 is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded as a charge in the Statements of Changes in Net Assets. There are no contract maintenance charges under the Polaris Plus, Polaris II Asset Manager, and Polaris II A-Class contracts.

   SEPARATE ACCOUNT ANNUAL CHARGE: The Company deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate Account annual charges are recorded as a charge in the Statements of Operations. The total annual rates of the net asset value of each portfolio, depending on any death benefits elected for each product, is as follows: Polaris Plus, 0.85% or 1.25%, Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum Series, 0.85% or 1.10%, and Polaris Platinum O-Series, 0.95% or 1.20%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. It is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

   TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. There are no transfer fees under the Polaris Plus contracts.

   INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Plus, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is either 0.15% or 0.30% of the income benefit base (as defined in the prospectus), deducted annually from the contract value, and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The income benefit base is

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
         (FORMERLY KNOWN AS SUNAMERICA ANNUITY LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)

   calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges.

   MARKETLOCK, MARKETLOCK FOR LIFE PLUS, MARKETLOCK INCOME PLUS, AND MARKETLOCK FOR LIFE FEE: The optional MarketLock, MarketLock for Life Plus, MarketLock Income Plus, and MarketLock for Life features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock feature is offered in Polaris II A-Class Platinum Series. The annual fee for MarketLock ranges from 0.50% to 0.65% of the maximum anniversary value benefit base (as defined in the prospectus), deducted quarterly from the contract value and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

   The MarketLock for Life Plus and MarketLock Income Plus features are offered in Polaris II A-Class Platinum Series. The annual fee ranges from 0.70% to 0.75% for one covered person and from 0.95% to 1.00% for two covered persons for MarketLock for Life Plus and ranges from 0.85% to 0.95% for one covered person and 1.10% to 1.35% for two covered persons for MarketLock Income Plus, of the income base, deducted quarterly from the contract value and recorded as cost of units redeemed in the Statements of Changes in Net Assets. The income base for MarketLock for Life Plus and MarketLock Income Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plush a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

   The MarketLock for Life feature is offered in Polaris II A-Class Platinum Series. The annual fee is 0.70% for one covered person and 0.95% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock for Life is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contact years 2-5, capped at 100% of purchase payments in year 2-5 over the first year purchase payments.

   SUNAMERICA INCOME PLUS FEE: The optional SunAmerica Income Plus feature provides a guaranteed withdrawal steam by locking in market gains during an applicable evaluation period. The SunAmerica Income Plus feature is offered in Polaris Platinum O-Series. The annual fee ranges from 0.60% to 2.20% for one covered person and 0.60% to 2.70% for two covered persons, of the maximum anniversary value benefit base,

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
         (FORMERLY KNOWN AS SUNAMERICA ANNUITY LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)

   deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The fee may change after the first year based on an index of market volatility. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first five years, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value.

   SALES CHARGE: For the Polaris II A-Class and the Polaris II A-Class Platinum Series products, an up-front sales charge may be applied against the gross purchase payments made on the contract. The sales charge ranges from 0.50% to 5.75% of the gross purchase payment invested, depending on the investment amount and is paid to the Company. The net proceeds from units sold are recorded in the accompanying Statements of Changes in Net Assets.

   PREMIUM BASED CHARGE: For the Polaris Platinum O-Series product, an up-front sales charge is applied against the gross purchase payments made on the contract. The sales charge ranges from 1.25% to 5.00% of the gross purchase payment invested, depending on the investment amount and the year of receipt and is paid to the Company. The charge is deducted from the contract value on a quarterly basis over a period of 7 years and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

   PREMIUM TAXES: Certain states charge the Company a premium tax on purchase payments up to a maximum of 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes when a purchase payment is made or upon surrender of the contract. Premium taxes are deducted from purchases when a contract annuitizes in the Statements of Changes in Net Assets.

   SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

5. PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2012 consist of the following:

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
         (FORMERLY KNOWN AS SUNAMERICA ANNUITY LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

5. PURCHASES AND SALES OF INVESTMENTS (continued)


                                                        Cost of Shares Proceeds from
Variable Account:                                          Acquired     Shares Sold
-----------------                                       -------------- -------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                     $ 1,138,505    $ 2,455,743
Capital Appreciation Portfolio (Class 1)                   4,619,685     17,302,703
Government and Quality Bond Portfolio (Class 1)            4,784,083     10,780,237
Growth Portfolio (Class 1)                                   353,682      6,938,137
Asset Allocation Portfolio (Class 3)                       1,651,563        976,154
Capital Appreciation Portfolio (Class 3)                   9,547,702     25,428,936
Government and Quality Bond Portfolio (Class 3)           47,543,299     13,212,401
Growth Portfolio (Class 3)                                   460,168        879,516
Natural Resources Portfolio (Class 3)                      1,502,480      1,548,915
SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                    $   131,004    $   682,181
Alliance Growth Portfolio (Class 1)                          260,966      2,874,243
Balanced Portfolio (Class 1)                               1,346,840      2,140,361
Blue Chip Growth Portfolio (Class 1)                         157,460        201,200
Capital Growth Portfolio (Class 1)                            59,264        492,123
Cash Management Portfolio (Class 1)                        7,565,928     11,702,696
Corporate Bond Portfolio (Class 1)                         5,620,134     13,294,745
Davis Venture Value Portfolio (Class 1)                    3,825,209     11,579,192
"Dogs" of Wall Street Portfolio (Class 1)                    806,734      1,026,168
Emerging Markets Portfolio (Class 1)                         508,747      2,219,984
Equity Index Portfolio (Class 1)                             162,323      1,709,145
Equity Opportunities Portfolio (Class 1)                     298,183      1,660,326
Fundamental Growth Portfolio (Class 1)                       140,414      1,623,507
Global Bond Portfolio (Class 1)                            2,218,272      2,956,132
Global Equities Portfolio (Class 1)                          239,403        883,355
Growth Opportunities Portfolio (Class 1)                     334,226        449,702
Growth-Income Portfolio (Class 1)                            913,490      2,627,096
High-Yield Bond Portfolio (Class 1)                        1,886,294      2,881,568
International Diversified Equities Portfolio (Class 1)       157,734      1,147,889
International Growth and Income Portfolio (Class 1)          544,738      1,652,763
MFS Massachusetts Investors Trust Portfolio (Class 1)        359,830        859,804
MFS Total Return Portfolio (Class 1)                       3,552,455     16,813,235
Mid-Cap Growth Portfolio (Class 1)                           276,283        938,582
Real Estate Portfolio (Class 1)                              661,551      1,346,634
Small Company Value Portfolio (Class 1)                       21,682        694,511
Technology Portfolio (Class 1)                                69,200        103,239
Telecom Utility Portfolio (Class 1)                          240,617        396,277

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
         (FORMERLY KNOWN AS SUNAMERICA ANNUITY LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

5. PURCHASES AND SALES OF INVESTMENTS (continued)


                                                         Cost of Shares Proceeds from
Variable Account:                                           Acquired     Shares Sold
-----------------                                        -------------- -------------
SUNAMERICA TRUST (continued):
Total Return Bond Portfolio (Class 1)                     $ 4,538,922    $ 4,942,202
Aggressive Growth Portfolio (Class 3)                         510,344        126,011
Alliance Growth Portfolio (Class 3)                           408,149      2,048,503
Balanced Portfolio (Class 3)                                2,698,160      1,107,755
Blue Chip Growth Portfolio (Class 3)                          673,504        367,430
Capital Growth Portfolio (Class 3)                            407,105        677,779
Cash Management Portfolio (Class 3)                        15,979,928     19,367,559
Corporate Bond Portfolio (Class 3)                         31,320,133     26,365,041
Davis Venture Value Portfolio (Class 3)                    11,477,115     12,915,433
"Dogs" of Wall Street Portfolio (Class 3)                   3,128,815        807,665
Emerging Markets Portfolio (Class 3)                        2,519,453      2,380,927
Equity Opportunities Portfolio (Class 3)                    1,595,117        286,015
Foreign Value Portfolio (Class 3)                          25,145,353     13,540,408
Fundamental Growth Portfolio (Class 3)                        623,738        580,364
Global Bond Portfolio (Class 3)                             9,300,538      3,587,361
Global Equities Portfolio (Class 3)                           324,037        240,039
Growth Opportunities Portfolio (Class 3)                    5,752,178      3,210,340
Growth-Income Portfolio (Class 3)                           7,543,669      1,236,247
High-Yield Bond Portfolio (Class 3)                         6,495,327      6,169,816
International Diversified Equities Portfolio (Class 3)      1,865,044      1,529,236
International Growth and Income Portfolio (Class 3)         2,205,682      6,405,065
Marsico Focused Growth Portfolio (Class 3)                  1,897,751        652,758
MFS Massachusetts Investors Trust Portfolio (Class 3)      15,897,900      4,697,316
MFS Total Return Portfolio (Class 3)                       10,106,338     18,287,657
Mid-Cap Growth Portfolio (Class 3)                          9,936,814      1,546,590
Real Estate Portfolio (Class 3)                             5,366,046      4,523,056
Small & Mid Cap Value Portfolio (Class 3)                  10,237,451      7,748,530
Small Company Value Portfolio (Class 3)                     6,528,747      5,466,051
SunAmerica Dynamic Allocation Portfolio (Class 3) /(1)/    70,348,204        306,498
SunAmerica Dynamic Strategy Portfolio (Class 3) /(2)/             101              0
Technology Portfolio (Class 3)                                213,972        228,995
Telecom Utility Portfolio (Class 3)                           554,242        377,669
Total Return Bond Portfolio (Class 3)                      55,653,911     13,567,819
INVESCO FUNDS (Class II):
Invesco Van Kampen V.I. American Franchise Fund           $   412,934    $ 1,731,629
Invesco Van Kampen V.I. Comstock Fund                      20,106,675     42,386,891
Invesco Van Kampen V.I. Growth and Income Fund             25,320,879     40,538,265

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
         (FORMERLY KNOWN AS SUNAMERICA ANNUITY LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

5. PURCHASES AND SALES OF INVESTMENTS (continued)


                                                       Cost of Shares Proceeds from
Variable Account:                                         Acquired     Shares Sold
-----------------                                      -------------- -------------
LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                             $ 4,031,850    $23,623,086
Mid Cap Stock Portfolio                                   1,325,345     17,324,601
AMERICAN SERIES (Class 2):
Asset Allocation Fund                                   $14,574,216    $52,901,593
Global Growth Fund                                       21,008,117     55,063,180
Growth Fund                                              15,563,023     43,595,955
Growth-Income Fund                                       12,714,882     68,622,395
FRANKLIN TEMPLETON TRUST (Class 2):
Franklin Income Securities Fund                         $ 7,898,149    $ 2,136,168
Franklin Templeton VIP Founding Funds Allocation Fund     1,994,007      2,974,917
SEASONS TRUST (Class 3):
Real Return Portfolio                                   $13,047,279    $   799,874

(1)For the period from January 23, 2012 (inception) to December 31, 2012.
(2)For the period from July 16, 2012 (inception) to December 31, 2012.

6. OTHER MATTERS

   The Company is a subsidiary of AIG. Information on AIG is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission ("SEC").

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7.UNIT VALUES

A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2012, 2011, for the eight months ended December 31, 2010 and for the years ended April 30, 2010, 2009, and 2008 follows:

              At December 31 or April 30                       For the Period Ended December 31 or April 30
-------------------------------------------------------  --------------------------------------------------
                                                           Expense Ratio   Investment
                         Unit Fair Value     Net Assets  Lowest to Highest   Income       Total Return Lowest to
Year          Units   Lowest to Highest ($)  /(12)/($)         /(1)/       Ratio /(2)/        Highest /(3)/
----        --------- --------------         ----------- ----------------- ----------  ---------------------
Asset Allocation Portfolio (Class 1)
12/31/2012    574,317 18.22 to  31.48\\(4)\\  12,437,547  0.85% to 1.25%     3.04%      10.55%    to   10.95%\\(5)\\
12/31/2011    642,249 16.42 to  28.47\\(4)\\  12,702,926  0.85% to 1.25%     2.68%      -0.33%    to    0.04%\\(5\\)
12/31/2010    712,066 16.41 to  28.57\\(4)\\  14,168,846  0.85% to 1.25%     2.76%       6.70%    to    6.98%\\(5)\\
4/30/2010     703,568 15.34 to  26.77\\(4)\\  13,343,319  0.85% to 1.25%     3.67%      27.69%    to   27.83%\\(5)\\
4/30/2009     773,252 12.00 to  20.97\\(4)\\  11,543,112  0.85% to 1.25%     3.55%     -22.05%    to  -22.01%\\(5)\\
4/30/2008     869,404 15.39 to  26.90\\(4)\\  17,088,965  0.85% to 1.25%     2.88%      -0.32%    to   -0.30%\\(5)\\
Capital Appreciation Portfolio (Class 1)
12/31/2012  3,135,121 19.74 to  60.79\\(4)\\  70,325,490  0.85% to 1.25%     0.00%      22.35%    to   22.85%
12/31/2011  3,863,350 16.07 to  49.68\\(4)\\  70,183,281  0.85% to 1.25%     0.00%      -8.20%    to   -7.83%
12/31/2010  4,668,672 17.44 to  54.12\\(4)\\  91,161,310  0.85% to 1.25%     0.13%      12.95%    to   13.25%
4/30/2010   5,221,493 15.40 to  47.92\\(4)\\  89,668,733  0.85% to 1.25%     0.00%      44.33%    to   44.91%
4/30/2009   6,103,781 10.63 to  33.20\\(4)\\  72,003,272  0.85% to 1.25%     0.00%     -34.86%    to  -34.60%
4/30/2008   7,277,987 16.25 to  50.97\\(4)\\ 131,934,651  0.85% to 1.25%     0.34%       8.44%    to    8.87%
Government and Quality Bond Portfolio (Class 1)
12/31/2012  2,746,868 17.62 to  22.32\\(4)\\  50,495,823  0.85% to 1.25%     2.24%       2.50%    to    2.91%
12/31/2011  3,152,043 17.12 to  21.77\\(4)\\  56,385,005  0.85% to 1.25%     3.05%       5.76%    to    6.18%
12/31/2010  3,914,604 16.12 to  20.59\\(4)\\  65,850,857  0.85% to 1.25%     4.02%       1.62%    to    1.90%
4/30/2010   4,361,104 15.82 to  20.26\\(4)\\  72,083,413  0.85% to 1.25%     4.93%       4.56%    to    4.98%
4/30/2009   5,468,822 15.07 to  19.37\\(4)\\  85,971,493  0.85% to 1.25%     4.17%       2.30%    to    2.71%
4/30/2008   5,992,724 14.67 to  18.94\\(4)\\  92,173,031  0.85% to 1.25%     3.74%       4.76%    to    5.18%
Growth Portfolio (Class 1)
12/31/2012  1,901,754 13.29 to  36.02\\(4)\\  29,001,264  0.85% to 1.25%     0.56%      12.55%    to   13.00%
12/31/2011  2,361,780 11.76 to  32.00\\(4)\\  31,593,436  0.85% to 1.25%     0.71%      -7.42%    to   -7.05%
12/31/2010  2,921,238 12.65 to  34.57\\(4)\\  41,947,682  0.85% to 1.25%     0.72%       5.93%    to    6.21%
4/30/2010   3,367,270 11.91 to  32.63\\(4)\\  45,414,987  0.85% to 1.25%     1.04%      40.20%    to   40.76%
4/30/2009   4,008,018  8.46 to  23.28\\(4)\\  38,205,960  0.85% to 1.25%     0.91%     -36.22%    to  -35.96%
4/30/2008   4,982,926 13.21 to  36.50\\(4)\\  73,973,227  0.85% to 1.25%     0.73%      -2.18%    to   -1.79%
Asset Allocation Portfolio (Class 3)
12/31/2012    392,081 16.43 to  16.94          6,617,904  0.85% to 1.20%     2.92%      10.33%    to   10.72%
12/31/2011    357,310 14.89 to  15.30          5,456,788  0.85% to 1.20%     2.59%      -5.92%(8) to   -0.18%
12/31/2010    309,653 14.95 to  15.32          4,741,122  0.85% to 1.10%     2.50%       6.63%    to    6.81%
4/30/2010     298,749 14.02 to  14.35          4,282,607  0.85% to 1.10%     3.32%      27.56%    to   27.88%
4/30/2009     311,652 10.99 to  11.22          3,494,991  0.85% to 1.10%     3.28%     -22.12%    to  -21.93%
4/30/2008     265,948 14.11 to  14.37          3,820,926  0.85% to 1.10%     2.08%      -0.41%    to   -0.17%
Capital Appreciation Portfolio (Class 3)
12/31/2012  5,587,235 18.77 to  19.42        108,360,397  0.85% to 1.20%     0.00%      22.11%    to   22.54%
12/31/2011  6,638,165 15.37 to  15.85        105,117,546  0.85% to 1.20%     0.00%     -19.45%(8) to   -8.06%
12/31/2010  7,458,411 16.80 to  17.24        128,499,376  0.85% to 1.10%     0.00%      12.87%    to   13.06%
4/30/2010   8,272,211 14.88 to  15.25        126,060,954  0.85% to 1.10%     0.00%      44.19%    to   44.55%
4/30/2009   8,928,669 10.32 to  10.55         94,134,741  0.85% to 1.10%     0.00%     -34.93%    to  -34.77%
4/30/2008   6,845,459 15.86 to  16.17        110,634,862  0.85% to 1.10%     0.13%       8.33%    to    8.60%

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                At December 31 or April 30                         For the Period Ended December 31 or April 30
------------------------------------------------------------   ----------------------------------------------------
                         Unit Fair Value                        Expense Ratio   Investment        Total Return
                            Lowest to        Net Assets /(12)/     Lowest         Income            Lowest to
Year          Units        Highest ($)             ($)         to Highest /(1)/ Ratio /(2)/       Highest /(3)/
----        --------- --------------         ----------------  ---------------  ----------  -------------------------
Government and Quality Bond Portfolio (Class 3)
12/31/2012  7,600,955 16.78 to  17.32          131,175,137     0.85% to 1.20%     2.11%       2.30%        to    2.66%
12/31/2011  5,757,968 16.41 to  16.87           97,013,952     0.85% to 1.20%     2.93%       4.47%\\(8)\\ to    5.92%
12/31/2010  5,822,234 15.54 to  15.93           92,721,368     0.85% to 1.10%     3.69%       1.56%        to    1.72%
4/30/2010   5,922,965 15.31 to  15.66           92,731,206     0.85% to 1.10%     4.48%       4.45%        to    4.72%
4/30/2009   5,442,670 14.65 to  14.96           81,374,970     0.85% to 1.10%     3.70%       2.20%        to    2.45%
4/30/2008   3,775,931 14.34 to  14.60           55,105,056     0.85% to 1.10%     3.27%       4.66%        to    4.92%
Growth Portfolio (Class 3)
12/31/2012    311,488 12.66 to  13.07            4,064,970     0.85% to 1.20%     0.29%      12.33%        to   12.72%
12/31/2011    341,477 11.27 to  11.60\\(4)\\     3,958,202     0.85% to 1.20%     0.46%     -14.08%\\(8)\\ to   -7.28%
12/31/2010    386,395 12.18 to  12.51            4,831,679     0.85% to 1.10%     0.52%       5.81%        to    6.03%
4/30/2010     411,516 11.51 to  11.79            4,853,062     0.85% to 1.10%     0.71%      39.93%        to   40.41%
4/30/2009     472,674  8.23 to   8.40            3,970,032     0.85% to 1.10%     0.50%     -36.30%        to  -36.12%
4/30/2008     296,113 12.92 to  13.15            3,893,356     0.85% to 1.10%     0.43%      -2.21%        to   -2.04%
Natural Resources Portfolio (Class 3)
12/31/2012    588,743  9.79 to   9.98            5,868,674     0.85% to 1.20%     0.81%       2.03%        to    2.39%
12/31/2011    654,820  9.60 to   9.75            6,378,281     0.85% to 1.20%     0.42%     -27.10%\\(8)\\ to  -21.14%
12/31/2010    718,089 12.22 to  12.36            8,872,042     0.85% to 1.10%     0.71%      14.50%        to   14.69%
4/30/2010     797,301 10.67 to  10.78            8,588,981     0.85% to 1.10%     1.00%      42.47%        to   42.83%
4/30/2009     864,571  7.49 to   7.54            6,521,441     0.85% to 1.10%     0.81%     -48.71%        to  -48.58%
4/30/2008     617,073 14.60 to  14.67            9,051,703     0.85% to 1.10%     0.69%      31.40%        to   31.74%
Aggressive Growth Portfolio (Class 1)
12/31/2012    344,383  9.44 to  15.24\\(4)\\     4,470,559     0.85% to 1.25%     0.00%      14.77%        to   15.24%
12/31/2011    381,288  8.19 to  13.28\\(4)\\     4,336,866     0.85% to 1.25%     0.00%      -3.20%        to   -2.81%
12/31/2010    419,845  8.42 to  13.71\\(4)\\     4,927,629     0.85% to 1.25%     0.00%       7.45%        to    7.74%
4/30/2010     452,977  7.82 to  12.76\\(4)\\     4,910,061     0.85% to 1.25%     0.13%      48.43%        to   49.03%
4/30/2009     483,218  5.25 to   8.60\\(4)\\     3,540,639     0.85% to 1.25%     0.82%     -45.77%        to  -45.56%
4/30/2008     584,193  9.64 to  15.86\\(4)\\     7,886,613     0.85% to 1.25%     0.64%     -19.13%        to  -18.80%
Alliance Growth Portfolio (Class 1)
12/31/2012    824,707  9.37 to  37.78\\(4)\\    21,220,450     0.85% to 1.25%     0.48%      15.15%        to   15.61%
12/31/2011    927,957  8.11 to  32.81\\(4)\\    20,614,056     0.85% to 1.25%     0.48%      -3.51%        to   -3.13%
12/31/2010  1,124,208  8.37 to  34.01\\(4)\\    24,971,933     0.85% to 1.25%     0.86%       6.05%        to    6.34%
4/30/2010   1,276,844  7.87 to  32.07\\(4)\\    26,182,996     0.85% to 1.25%     0.57%      34.09%        to   34.63%
4/30/2009   1,429,844  5.85 to  23.92\\(4)\\    21,415,071     0.85% to 1.25%     0.19%     -31.59%        to  -31.31%
4/30/2008   1,797,555  8.51 to  34.96\\(4)\\    38,382,318     0.85% to 1.25%     0.05%      -0.58%        to   -0.18%
Balanced Portfolio (Class 1)
12/31/2012  1,080,304 11.62 to  19.48\\(4)\\    18,001,149     0.85% to 1.25%     1.38%      11.72%        to   12.17%
12/31/2011  1,107,883 10.36 to  17.44\\(4)\\    16,862,084     0.85% to 1.25%     1.77%       1.00%        to    1.41%
12/31/2010  1,227,800 10.22 to  17.26\\(4)\\    18,734,673     0.85% to 1.25%     1.97%       5.17%        to    5.45%
4/30/2010   1,331,189  9.69 to  16.42\\(4)\\    19,367,710     0.85% to 1.25%     3.28%      28.07%        to   28.58%
4/30/2009   1,505,570  7.54 to  12.82\\(4)\\    17,053,832     0.85% to 1.25%     3.93%     -23.28%        to  -22.98%
4/30/2008   1,878,292  9.78 to  16.71\\(4)\\    28,239,635     0.85% to 1.25%     2.96%      -4.27%        to   -3.88%
Blue Chip Growth Portfolio (Class 1)
12/31/2012    168,629  6.37 to   6.56            1,104,932     0.85% to 1.10%     0.00%      10.35%        to   10.63%
12/31/2011    174,245  5.77 to   5.93            1,032,130     0.85% to 1.10%     0.22%      -6.62%        to   -6.39%
12/31/2010    169,073  6.18 to   6.33            1,069,902     0.85% to 1.10%     0.29%       6.89%        to    7.07%
4/30/2010     196,720  5.78 to   5.92            1,162,098     0.85% to 1.10%     0.32%      32.80%        to   33.13%
4/30/2009     211,535  4.35 to   4.44              938,950     0.85% to 1.10%     0.54%     -31.55%        to  -31.37%
4/30/2008     248,749  6.36 to   6.48            1,608,902     0.85% to 1.10%     0.35%      -0.44%        to   -0.19%

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                At December 31 or April 30                         For the Period Ended December 31 or April 30
------------------------------------------------------------   ---------------------------------------------
                         Unit Fair Value                        Expense Ratio   Investment        Total Return
                            Lowest to        Net Assets /(12)/     Lowest         Income            Lowest to
Year          Units        Highest ($)             ($)         to Highest /(1)/ Ratio /(2)/       Highest /(3)/
----        --------- --------------         ----------------  ---------------  ----------  ------------------
Capital Growth Portfolio (Class 1)
12/31/2012     96,643  8.46 to   8.71              839,239     0.85% to 1.10%     0.39%      12.68% to   12.96%
12/31/2011    148,001  7.50 to   7.71            1,138,262     0.85% to 1.10%     0.00%      -2.39% to   -2.15%
12/31/2010    197,382  7.69 to   7.88            1,552,228     0.85% to 1.10%     0.00%       5.85% to    6.03%
4/30/2010     217,991  7.26 to   7.43            1,617,471     0.85% to 1.10%     0.00%      33.16% to   33.50%
4/30/2009     211,903  5.45 to   5.57            1,178,444     0.85% to 1.10%     0.00%     -38.05% to  -37.90%
4/30/2008     217,046  8.81 to   8.96            1,943,884     0.85% to 1.10%     1.18%       1.64% to    1.89%
Cash Management Portfolio (Class 1)
12/31/2012  1,246,117 11.50 to  13.34\\(4)\\    14,863,988     0.85% to 1.25%     0.00%      -1.48% to   -1.09%
12/31/2011  1,583,571 11.63 to  13.54\\(4)\\    19,038,886     0.85% to 1.25%     0.00%      -1.51% to   -1.12%
12/31/2010  1,418,702 11.76 to  13.75\\(4)\\    17,397,029     0.85% to 1.25%     0.00%      -0.99% to   -0.73%
4/30/2010   1,662,599 11.85 to  13.89\\(4)\\    20,531,580     0.85% to 1.25%     2.53%      -1.31% to   -0.91%
4/30/2009   3,643,431 11.95 to  14.07\\(4)\\    44,673,769     0.85% to 1.25%     3.51%      -0.63% to   -0.23%
4/30/2008   2,585,728 11.98 to  14.16\\(4)\\    32,502,964     0.85% to 1.25%     3.25%       2.19% to    2.60%
Corporate Bond Portfolio (Class 1)
12/31/2012  2,673,869 23.52 to  28.53\\(4)\\    63,519,961     0.85% to 1.25%     5.13%      10.03% to   10.47%
12/31/2011  3,163,389 21.29 to  25.93\\(4)\\    68,020,756     0.85% to 1.25%     6.21%       5.09% to    5.51%
12/31/2010  3,809,449 20.18 to  24.67\\(4)\\    77,627,774     0.85% to 1.25%     6.28%       4.37% to    4.65%
4/30/2010   4,262,004 19.28 to  23.64\\(4)\\    82,939,768     0.85% to 1.25%     5.91%      26.67% to   27.18%
4/30/2009   4,991,101 15.16 to  18.66\\(4)\\    76,317,039     0.85% to 1.25%     4.72%      -3.52% to   -3.13%
4/30/2008   5,908,285 15.65 to  19.34\\(4)\\    93,350,119     0.85% to 1.25%     3.89%       3.13% to    3.54%
Davis Venture Value Portfolio (Class 1)
12/31/2012  3,018,562 15.70 to  39.06\\(4)\\    53,006,278     0.85% to 1.25%     0.77%      11.31% to   11.76%
12/31/2011  3,661,616 14.05 to  35.09\\(4)\\    57,459,907     0.85% to 1.25%     1.25%      -5.42% to   -5.04%
12/31/2010  4,451,181 14.79 to  37.10\\(4)\\    73,337,574     0.85% to 1.25%     0.77%       6.10% to    6.38%
4/30/2010   5,019,192 13.90 to  34.97\\(4)\\    77,486,056     0.85% to 1.25%     1.50%      37.24% to   37.80%
4/30/2009   5,852,219 10.09 to  25.48\\(4)\\    65,272,627     0.85% to 1.25%     2.04%     -36.45% to  -36.20%
4/30/2008   7,123,996 15.81 to  40.10\\(4)\\   124,976,792     0.85% to 1.25%     0.92%      -3.92% to   -3.54%
"Dogs" of Wall Street Portfolio (Class 1)
12/31/2012    230,944 16.02 to  19.06            3,995,110     0.85% to 1.25%     2.01%      12.41% to   12.86%\\(5)\\
12/31/2011    247,452 14.26 to  16.89            3,758,211     0.85% to 1.25%     2.31%      11.28% to   11.73%\\(5)\\
12/31/2010    225,699 12.81 to  15.12            3,028,144     0.85% to 1.25%     2.90%       7.42% to    7.71%\\(5)\\
4/30/2010     245,172 11.92 to  14.04            3,064,652     0.85% to 1.25%     4.53%      37.01% to   37.56%\\(5)\\
4/30/2009     261,903  8.70 to  10.20            2,363,708     0.85% to 1.25%     3.97%     -31.73% to  -31.45%\\(5)\\
4/30/2008     303,915 12.75 to  14.89            3,993,931     0.85% to 1.25%     2.67%      -6.81% to   -6.44%\\(5)\\
Emerging Markets Portfolio (Class 1)
12/31/2012    326,734 20.54 to  25.74            7,308,584     0.85% to 1.25%     0.55%      17.27% to   17.74%
12/31/2011    404,082 17.52 to  21.86            7,759,890     0.85% to 1.25%     0.54%     -27.00% to  -26.71%
12/31/2010    497,624 24.00 to  29.82           13,078,029     0.85% to 1.25%     1.49%      15.36% to   15.66%
4/30/2010     529,158 20.80 to  25.79           11,930,433     0.85% to 1.25%     0.00%      52.37% to   52.98%
4/30/2009     531,514 13.65 to  16.86            7,786,851     0.85% to 1.25%     2.11%     -46.75% to  -46.54%
4/30/2008     687,305 25.64 to  31.53           19,068,073     0.85% to 1.25%     1.93%      20.50% to   20.98%
Equity Index Portfolio (Class 1)
12/31/2012    870,415           10.84            9,436,816              1.25%     0.18%                  13.61%
12/31/2011  1,008,160            9.54            9,620,430              1.25%     1.51%                   0.30%
12/31/2010  1,144,865            9.51           10,891,764              1.25%     1.67%                   6.29%
4/30/2010   1,249,940            8.95           11,187,954              1.25%     2.51%                  36.45%
4/30/2009   1,426,489            6.56            9,357,126              1.25%     2.48%                 -36.27%
4/30/2008   1,882,083           10.29           19,373,157              1.25%     1.58%                  -6.28%

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


             At December 31 or April 30                     For the Period Ended December 31 or April 30
------------------------------------------------------  ---------------------------------------------
                            Unit Fair                    Expense Ratio   Investment        Total Return
                          Value Lowest       Net Assets     Lowest         Income            Lowest to
Year          Units      to Highest ($)      /(12)/($)  to Highest /(1)/ Ratio /(2)/       Highest /(3)/
----        --------- --------------         ---------- ---------------  ----------  ------------------
Equity Opportunities Portfolio (Class 1)
12/31/2012    589,676 14.18 to  21.97\\(4)\\  8,904,578 0.85% to 1.25%      0.93%     15.40% to   15.86%
12/31/2011    679,123 12.24 to  19.04\\(4)\\  8,917,611 0.85% to 1.25%      0.56%     -1.35% to   -0.95%
12/31/2010    839,451 12.35 to  19.30\\(4)\\ 11,086,312 0.85% to 1.25%      0.72%      8.94% to    9.23%
4/30/2010     954,759 11.31 to  17.71\\(4)\\ 11,559,562 0.85% to 1.25%      1.23%     32.30% to   32.84%
4/30/2009   1,137,507  8.51 to  13.39\\(4)\\ 10,300,983 0.85% to 1.25%      1.86%    -32.23% to  -31.96%
4/30/2008   1,374,566 12.51 to  19.76\\(4)\\ 18,231,057 0.85% to 1.25%      1.84%     -8.00% to   -7.63%
Fundamental Growth Portfolio (Class 1)
12/31/2012    849,991  7.82 to  19.99\\(4)\\ 10,003,055 0.85% to 1.25%      0.00%     14.71% to   15.18%\\(5)\\
12/31/2011    979,576  6.79 to  17.43\\(4)\\  9,920,792 0.85% to 1.25%      0.00%     -6.65% to   -6.28%\\(5)\\
12/31/2010  1,163,672  7.24 to  18.67\\(4)\\ 12,466,191 0.85% to 1.25%      0.00%     11.44% to   11.74%\\(5)\\
4/30/2010   1,279,596  6.48 to  16.75\\(4)\\ 12,234,593 0.85% to 1.25%      0.00%     33.69% to   34.42%
4/30/2009   1,522,209  4.83 to  12.53\\(4)\\ 10,568,571 0.85% to 1.25%      0.00%    -40.72% to  -40.48%
4/30/2008   1,859,610  8.11 to  21.14\\(4)\\ 21,612,238 0.85% to 1.25%      0.00%      6.59% to    7.02%
Global Bond Portfolio (Class 1)
12/31/2012    690,720 18.83 to  25.21\\(4)\\ 13,646,635 0.85% to 1.25%      8.26%      2.59% to    3.00%\\(5)\\
12/31/2011    786,317 18.28 to  24.57\\(4)\\ 15,102,584 0.85% to 1.25%      2.27%      4.44% to    4.86%
12/31/2010    877,083 17.43 to  23.52\\(4)\\ 16,099,497 0.85% to 1.25%      4.16%      5.24% to    5.52%
4/30/2010     943,118 16.52 to  22.35\\(4)\\ 16,435,450 0.85% to 1.25%      3.45%     10.78% to   11.23%
4/30/2009   1,054,671 14.85 to  20.18\\(4)\\ 16,526,291 0.85% to 1.25%      3.46%     -4.63% to   -4.24%
4/30/2008   1,270,133 15.51 to  21.16\\(4)\\ 20,864,229 0.85% to 1.25%      0.49%     13.57% to   14.03%
Global Equities Portfolio (Class 1)
12/31/2012    329,678 10.14 to  22.37\\(4)\\  4,979,560 0.85% to 1.25%      0.74%     15.43% to   15.90%
12/31/2011    375,753  8.75 to  19.38\\(4)\\  4,878,592 0.85% to 1.25%      0.93%    -11.50% to  -11.14%
12/31/2010    424,709  9.85 to  21.89\\(4)\\  6,279,672 0.85% to 1.25%      1.74%      8.64% to    8.93%
4/30/2010     456,589  9.04 to  20.15\\(4)\\  6,257,961 0.85% to 1.25%      2.62%     37.29% to   37.84%
4/30/2009     489,251  6.56 to  14.68\\(4)\\  4,927,724 0.85% to 1.25%      2.81%    -41.70% to  -41.47%
4/30/2008     620,943 11.21 to  25.18\\(4)\\ 10,592,395 0.85% to 1.25%      1.24%     -3.66% to   -3.27%
Growth Opportunities Portfolio (Class 1)
12/31/2012    230,611  7.09 to   7.29         1,638,011 0.85% to 1.10%      0.00%     16.28% to   16.57%
12/31/2011    254,477  6.08 to   6.27         1,550,205 0.85% to 1.10%      0.00%     -3.43% to   -3.19%
12/31/2010    276,045  6.28 to   6.49         1,737,058 0.85% to 1.10%      0.00%      9.89% to   10.07%
4/30/2010     282,175  5.71 to   5.91         1,614,772 0.85% to 1.10%      0.00%     35.23% to   35.57%
4/30/2009     188,057  4.21 to   4.37           793,208 0.85% to 1.10%      0.00%    -31.48% to  -31.31%
4/30/2008     175,626  6.13 to   6.38         1,077,783 0.85% to 1.10%      0.00%      2.41% to    2.67%
Growth-Income Portfolio (Class 1)
12/31/2012    844,162 11.01 to  33.52\\(4)\\ 18,078,049 0.85% to 1.25%      1.73%     12.33% to   12.78%\\(5)\\
12/31/2011    934,705  9.76 to  29.84\\(4)\\ 17,904,980 0.85% to 1.25%      0.92%      6.99% to    7.42%\\(5)\\
12/31/2010  1,132,534  9.09 to  27.89\\(4)\\ 20,103,996 0.85% to 1.25%      0.98%      5.99% to    6.27%
4/30/2010   1,339,853  8.55 to  26.31\\(4)\\ 21,795,448 0.85% to 1.25%      1.38%     30.87% to   31.40%
4/30/2009   1,588,482  6.51 to  20.11\\(4)\\ 19,101,948 0.85% to 1.25%      1.36%    -37.60% to  -37.35%
4/30/2008   1,960,560 10.39 to  32.22\\(4)\\ 38,263,550 0.85% to 1.25%      0.98%     -5.23% to   -4.85%\\(5)\\
High-Yield Bond Portfolio (Class 1)
12/31/2012    675,430 19.97 to  27.28\\(4)\\ 13,972,376 0.85% to 1.25%      6.25%     15.53% to   16.20%
12/31/2011    766,664 17.19 to  23.61\\(4)\\ 13,645,893 0.85% to 1.25%      8.16%      2.98% to    3.19%\\(5)\\
12/31/2010    898,638 16.66 to  22.92\\(4)\\ 15,384,899 0.85% to 1.25%      9.62%      6.39% to    6.59%\\(5)\\
4/30/2010   1,007,680 15.63 to  21.55\\(4)\\ 16,112,514 0.85% to 1.25%      8.43%     36.56% to   36.75%\\(5)\\
4/30/2009   1,071,185 11.43 to  15.78\\(4)\\ 12,495,060 0.85% to 1.25%     12.09%    -25.73% to  -25.63%\\(5)\\
4/30/2008   1,122,869 15.36 to  21.25\\(4)\\ 17,677,184 0.85% to 1.25%      7.63%     -3.84% to   -3.68%\\(5)\\

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                 At December 31 or April 30                          For the Period Ended December 31 or April 30
-------------------------------------------------------------   -----------------------------------------------
                          Unit Fair Value                         Expense Ratio   Investment        Total Return
                             Lowest to        Net Assets /(12)/ Lowest to Highest   Income            Lowest to
Year          Units         Highest ($)             ($)               /(1)/       Ratio /(2)/       Highest /(3)/
----        ---------- --------------         ----------------  ----------------- ----------  ------------------
International Diversified Equities Portfolio (Class 1)
12/31/2012     457,156 13.54 to  14.74\\(4)\\     4,722,447      0.85% to 1.25%     0.96%      15.89% to   16.78%
12/31/2011     560,559 11.68 to  12.63\\(4)\\     4,981,467      0.85% to 1.25%     2.06%     -15.67% to  -15.55%\\(5)\\
12/31/2010     675,407 13.85 to  14.95\\(4)\\     7,086,924      0.85% to 1.25%     4.22%       9.58% to    9.85%\\(5)\\
4/30/2010      735,805 12.64 to  13.61\\(4)\\     7,049,135      0.85% to 1.25%     1.27%      33.73% to   34.34%
4/30/2009      697,860  9.45 to  10.13\\(4)\\     5,081,136      0.85% to 1.25%     4.13%     -42.42% to  -42.26%\\(5)\\
4/30/2008      842,165 16.41 to  17.55\\(4)\\    10,620,895      0.85% to 1.25%     2.09%       2.47% to    2.73%\\(5)\\
International Growth and Income Portfolio (Class 1)
12/31/2012     715,994 11.97 to  14.86\\(4)\\     9,104,704      0.85% to 1.25%     2.33%      19.78% to   20.26%
12/31/2011     820,755  9.95 to  12.41\\(4)\\     8,694,008      0.85% to 1.25%     2.88%     -14.86% to  -14.52%
12/31/2010     998,242 11.64 to  14.57\\(4)\\    12,366,953      0.85% to 1.25%     4.25%       7.01% to    7.29%
4/30/2010    1,094,527 10.85 to  13.62\\(4)\\    12,692,943      0.85% to 1.25%     0.00%      34.67% to   35.21%
4/30/2009    1,283,469  8.03 to  10.11\\(4)\\    11,009,858      0.85% to 1.25%     3.73%     -48.39% to  -48.19%
4/30/2008    1,900,582 15.49 to  19.60\\(4)\\    31,204,073      0.85% to 1.25%     1.67%      -5.30% to   -4.92%
MFS Massachusetts Investors Trust Portfolio (Class 1)
12/31/2012     328,234 12.50 to  12.87            4,215,221      0.85% to 1.10%     0.74%      17.85% to   18.14%
12/31/2011     367,906 10.60 to  10.89            4,000,677      0.85% to 1.10%     0.68%      -2.98% to   -2.74%
12/31/2010     404,967 10.93 to  11.20            4,527,131      0.85% to 1.10%     0.98%       4.44% to    4.62%
4/30/2010      432,720 10.47 to  10.71            4,622,329      0.85% to 1.10%     1.21%      34.18% to   34.52%
4/30/2009      388,579  7.80 to   7.96            3,085,844      0.85% to 1.10%     1.20%     -32.13% to  -31.96%
4/30/2008      492,672 11.49 to  11.70            5,753,833      0.85% to 1.10%     1.18%       0.51% to    0.77%
MFS Total Return Portfolio (Class 1)
12/31/2012   4,364,922 17.74 to  18.28           79,613,840      0.85% to 1.10%     2.67%      10.10% to   10.37%
12/31/2011   5,205,010 16.12 to  16.56           86,038,905      0.85% to 1.10%     2.58%       0.81% to    1.06%
12/31/2010   6,412,067 15.99 to  16.39          104,898,990      0.85% to 1.10%     2.95%       4.39% to    4.56%
4/30/2010    7,118,289 15.32 to  15.67          111,383,180      0.85% to 1.10%     3.72%      23.71% to   24.02%
4/30/2009    8,100,695 12.38 to  12.64          102,227,600      0.85% to 1.10%     3.66%     -21.50% to  -21.30%
4/30/2008   10,055,681 15.77 to  16.06          161,294,974      0.85% to 1.10%     2.66%      -4.27% to   -4.03%
Mid-Cap Growth Portfolio (Class 1)
12/31/2012     312,135 10.59 to  10.91            3,400,165      0.85% to 1.10%     0.00%      14.78% to   15.07%
12/31/2011     372,085  9.23 to   9.48            3,521,322      0.85% to 1.10%     0.00%      -6.96% to   -6.73%
12/31/2010     424,605  9.92 to  10.16            4,305,607      0.85% to 1.10%     0.00%      13.02% to   13.21%
4/30/2010      415,544  8.78 to   8.98            3,721,809      0.85% to 1.10%     0.00%      39.52% to   39.87%
4/30/2009      361,701  6.29 to   6.42            2,318,266      0.85% to 1.10%     0.00%     -33.90% to  -33.74%
4/30/2008      441,212  9.52 to   9.69            4,268,355      0.85% to 1.10%     0.24%       1.85% to    2.10%
Real Estate Portfolio (Class 1)
12/31/2012     169,877 28.36 to  34.54            5,424,610      0.85% to 1.25%     1.08%      15.78% to   16.24%
12/31/2011     192,759 24.49 to  29.72            5,299,776      0.85% to 1.25%     0.94%       6.81% to    7.23%
12/31/2010     219,696 22.93 to  27.71            5,631,167      0.85% to 1.25%     1.85%       4.77% to    5.05%
4/30/2010      243,412 21.89 to  26.38            5,984,972      0.85% to 1.25%     2.02%      55.42% to   56.04%
4/30/2009      299,890 14.08 to  16.91            4,756,909      0.85% to 1.25%     4.34%     -49.67% to  -49.47%
4/30/2008      382,374 27.98 to  33.46           11,983,610      0.85% to 1.25%     1.55%     -16.91% to  -16.58%
Small Company Value Portfolio (Class 1)
12/31/2012     118,143 22.04 to  30.37            3,587,475      0.85% to 1.25%     0.43%      16.40% to   16.83%
12/31/2011     141,214 18.87 to  26.09            3,681,375      0.85% to 1.25%     0.36%      -4.43% to   -4.07%
12/31/2010     200,102 19.67 to  27.30            5,459,250      0.85% to 1.25%     0.59%       6.83% to    7.09%
4/30/2010      196,455 18.36 to  25.55            5,017,112      0.85% to 1.25%     0.75%      49.63% to   50.20%
4/30/2009      196,515 12.23 to  17.08            3,353,978      0.85% to 1.25%     0.59%     -32.17% to  -31.88%
4/30/2008      247,131 17.95 to  25.18            6,218,989      0.85% to 1.25%     0.00%     -13.59% to  -13.23%

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


             At December 31 or April 30                        For the Period Ended December 31 or April 30
------------------------------------------------------  ----------------------------------------------------
                         Unit Fair Value                 Expense Ratio   Investment            Total Return
                            Lowest to        Net Assets     Lowest         Income               Lowest to
Year          Units        Highest ($)       /(12)/($)  to Highest /(1)/ Ratio /(2)/          Highest /(3)/
----        --------- --------------         ---------- ---------------  ----------  -------------------------
Technology Portfolio (Class 1)
12/31/2012    127,154  2.38 to   2.46           310,790 0.85% to 1.10%     0.00%       6.59%        to    6.86%
12/31/2011    139,237  2.24 to   2.30           318,713 0.85% to 1.10%     0.00%      -6.42%        to   -6.18%
12/31/2010    174,817  2.39 to   2.45           427,041 0.85% to 1.10%     0.00%      10.55%        to   10.73%
4/30/2010     205,324  2.16 to   2.21           453,275 0.85% to 1.10%     0.00%      40.56%        to   40.91%
4/30/2009     161,321  1.54 to   1.57           252,953 0.85% to 1.10%     0.00%     -35.24%        to  -35.07%
4/30/2008     177,656  2.38 to   2.42           429,037 0.85% to 1.10%     0.00%      -1.43%        to   -1.18%
Telecom Utility Portfolio (Class 1)
12/31/2012    131,508 14.92 to  19.70\\(4)\\  2,300,837 0.85% to 1.25%     3.36%      12.07%        to   12.98%
12/31/2011    142,761 13.21 to  17.58\\(4)\\  2,245,084 0.85% to 1.25%     2.35%       4.95%        to    5.26%\\(5)\\
12/31/2010    139,789 12.55 to  16.75\\(4)\\  2,144,987 0.85% to 1.25%     2.90%      11.41%        to   11.76%
4/30/2010     156,310 11.23 to  15.03\\(4)\\  2,123,879 0.85% to 1.25%     5.35%      34.46%        to   35.00%
4/30/2009     185,202  8.32 to  11.18\\(4)\\  1,862,882 0.85% to 1.25%     3.03%     -37.78%        to  -37.56%\\(5)\\
4/30/2008     222,071 13.32 to  17.97\\(4)\\  3,621,268 0.85% to 1.25%     3.04%       7.31%        to    7.53%\\(5)\\
Total Return Bond Portfolio (Class 1)
12/31/2012  1,233,950 21.09 to  30.48\\(4)\\ 26,592,078 0.85% to 1.25%     3.04%       5.94%        to    6.37%
12/31/2011  1,281,945 19.82 to  28.77\\(4)\\ 26,095,979 0.85% to 1.25%     1.56%       5.05%        to    5.47%
12/31/2010  1,239,222 18.80 to  27.39\\(4)\\ 23,994,780 0.85% to 1.25%     2.76%       2.34%        to    2.61%
4/30/2010   1,092,584 18.32 to  26.76\\(4)\\ 20,624,924 0.85% to 1.25%     1.93%       9.76%        to   10.20%
4/30/2009     902,304 16.62 to  24.38\\(4)\\ 15,551,746 0.85% to 1.25%     3.08%       6.13%        to    6.56%
4/30/2008     431,252 15.60 to  22.97\\(4)\\  7,169,673 0.85% to 1.25%     6.45%       1.70%        to    2.11%
Aggressive Growth Portfolio (Class 3)
12/31/2012     91,044  9.07 to   9.28           843,319 0.85% to 1.20%     0.00%      14.55%        to   14.95%
12/31/2011     47,837  7.92 to   8.07           385,850 0.85% to 1.20%     0.00%     -12.26%\\(8)\\ to   -3.05%
12/31/2010     51,038  8.18 to   8.33           424,825 0.85% to 1.10%     0.00%       7.44%        to    7.56%
4/30/2010      69,587  7.62 to   7.74           538,324 0.85% to 1.10%     0.00%      48.54%        to   48.66%
4/30/2009      62,443  5.13 to   5.21           325,076 0.85% to 1.10%     0.39%     -45.75%        to  -45.71%
4/30/2008      54,796  9.45 to   9.59           525,484 0.85% to 1.10%     0.38%     -19.04%        to  -18.99%
Alliance Growth Portfolio (Class 3)
12/31/2012    968,519  8.92 to   9.21         8,915,079 0.85% to 1.20%     0.22%      14.92%        to   15.32%
12/31/2011  1,143,404  7.76 to   7.99         9,130,254 0.85% to 1.20%     0.21%     -10.19%\\(8)\\ to   -3.37%
12/31/2010  1,411,151  8.07 to   8.27        11,662,541 0.85% to 1.10%     0.65%       5.98%        to    6.16%
4/30/2010   1,563,530  7.61 to   7.79        12,172,881 0.85% to 1.10%     0.32%      33.95%        to   34.29%
4/30/2009   1,773,630  5.68 to   5.80        10,283,061 0.85% to 1.10%     0.00%     -31.66%        to  -31.49%
4/30/2008   1,941,059  8.31 to   8.47        16,426,222 0.85% to 1.10%     0.00%      -0.68%        to   -0.43%
Balanced Portfolio (Class 3)
12/31/2012    546,519 11.01 to  11.44         6,208,355 0.85% to 1.20%     1.24%      11.50%        to   11.89%
12/31/2011    398,661  9.88 to  10.22         4,064,697 0.85% to 1.20%     1.57%      -4.37%\\(8)\\ to    1.16%
12/31/2010    333,373  9.79 to  10.10         3,367,472 0.85% to 1.10%     1.69%       5.09%        to    5.27%
4/30/2010     319,769  9.32 to   9.60         3,067,877 0.85% to 1.10%     2.79%      27.94%        to   28.26%
4/30/2009     266,206  7.28 to   7.48         1,991,393 0.85% to 1.10%     3.37%     -23.43%        to  -23.18%
4/30/2008     157,604  9.51 to   9.74         1,535,078 0.85% to 1.10%     2.44%      -4.61%        to   -4.07%
Blue Chip Growth Portfolio (Class 3)
12/31/2012    356,702  6.21 to   6.45         2,289,960 0.85% to 1.20%     0.00%       9.97%        to   10.36%
12/31/2011    304,672  5.65 to   5.85         1,777,763 0.85% to 1.20%     0.01%     -12.42%\\(8)\\ to   -6.62%
12/31/2010    249,608  6.07 to   6.26         1,562,629 0.85% to 1.10%     0.08%       6.77%        to    6.89%
4/30/2010     220,394  5.68 to   5.86         1,290,834 0.85% to 1.10%     0.05%      32.36%        to   32.80%
4/30/2009     199,873  4.29 to   4.41           881,600 0.85% to 1.10%     0.19%     -31.94%        to  -31.54%
4/30/2008     114,836  6.31 to   6.44           739,922 0.85% to 1.10%     0.09%      -0.82%        to   -0.44%

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                 At December 31 or April 30                              For the Period Ended December 31 or April 30
-------------------------------------------------------------   ----------------------------------------------------
                          Unit Fair Value                        Expense Ratio   Investment             Total Return
                             Lowest to        Net Assets /(12)/     Lowest         Income                 Lowest to
Year          Units         Highest ($)             ($)         to Highest /(1)/ Ratio /(2)/            Highest /(3)/
----        ---------- --------------         ----------------  ---------------  ----------  -------------------------
Capital Growth Portfolio (Class 3)
12/31/2012     380,722  8.30 to   8.56            3,252,911     0.85% to 1.20%     0.16%      12.28%        to   12.68%
12/31/2011     409,439  7.39 to   7.60            3,109,242     0.85% to 1.20%     0.00%      -9.14%\\(8)\\ to   -2.39%
12/31/2010     477,946  7.59 to   7.78            3,719,204     0.85% to 1.10%     0.00%       5.67%        to    5.85%
4/30/2010      506,120  7.18 to   7.35            3,721,024     0.85% to 1.10%     0.00%      32.83%        to   33.17%
4/30/2009      542,220  5.41 to   5.52            2,993,747     0.85% to 1.10%     0.00%     -38.21%        to  -38.05%
4/30/2008      315,718  8.75 to   8.92            2,814,010     0.85% to 1.10%     0.80%       1.39%        to    1.65%
Cash Management Portfolio (Class 3)
12/31/2012     883,419 10.92 to  11.31            9,986,971     0.85% to 1.20%     0.00%      -1.68%        to   -1.33%
12/31/2011   1,171,718 11.11 to  11.46           13,425,444     0.85% to 1.20%     0.00%      -1.37%        to   -1.06%\\(5)(8)\\
12/31/2010     934,751 11.29 to  11.62           10,863,494     0.85% to 1.10%     0.00%      -1.04%        to   -0.89%
4/30/2010      925,860 11.41 to  11.73           10,857,389     0.85% to 1.10%     2.47%      -1.41%        to   -1.16%
4/30/2009    1,880,894 11.57 to  11.87           22,315,806     0.85% to 1.10%     3.30%      -0.81%        to   -0.48%
4/30/2008      903,247 11.66 to  11.92           10,769,286     0.85% to 1.10%     2.74%       1.90%        to    2.34%
Corporate Bond Portfolio (Class 3)
12/31/2012   8,040,815 22.41 to  23.13          185,674,312     0.85% to 1.20%     5.11%       9.81%        to   10.20%
12/31/2011   8,239,617 20.41 to  20.99          172,812,534     0.85% to 1.20%     5.97%       1.50%\\(8)\\ to    5.25%
12/31/2010   9,427,409 19.45 to  19.94          187,925,968     0.85% to 1.10%     6.09%       4.30%        to    4.47%
4/30/2010   10,147,495 18.64 to  19.09          193,626,348     0.85% to 1.10%     5.66%      26.55%        to   26.87%
4/30/2009   10,287,566 14.73 to  15.05          154,733,770     0.85% to 1.10%     4.44%      -3.61%        to   -3.37%
4/30/2008    7,546,558 15.29 to  15.57          117,474,094     0.85% to 1.10%     3.28%       3.02%        to    3.28%
Davis Venture Value Portfolio (Class 3)
12/31/2012   5,470,444 14.93 to  15.43           84,303,320     0.85% to 1.20%     0.55%      11.09%        to   11.48%
12/31/2011   5,871,997 13.44 to  13.84           81,238,583     0.85% to 1.20%     1.07%     -11.67%\\(8)\\ to   -5.28%
12/31/2010   6,586,099 14.25 to  14.62           96,224,930     0.85% to 1.10%     0.56%       6.03%        to    6.20%
4/30/2010    7,158,170 13.44 to  13.76           98,476,046     0.85% to 1.10%     1.19%      37.11%        to   37.45%
4/30/2009    7,608,802  9.81 to  10.01           76,156,795     0.85% to 1.10%     1.65%     -36.51%        to  -36.35%
4/30/2008    5,189,859 15.44 to  15.73           81,616,529     0.85% to 1.10%     0.65%      -4.02%        to   -3.78%
"Dogs" of Wall Street Portfolio (Class 3)
12/31/2012     228,482 18.19 to  18.75            4,266,221     0.85% to 1.20%     2.20%      12.18%        to   12.58%
12/31/2011     103,475 16.21 to  16.66\\(4)\\     1,722,968     0.85% to 1.20%     2.23%       2.41%\\(8)\\ to   11.45%
12/31/2010      82,111 14.58 to  14.95            1,226,943     0.85% to 1.10%     2.75%       7.34%        to    7.53%
4/30/2010       55,223 13.58 to  13.90              766,925     0.85% to 1.10%     4.12%      36.87%        to   37.22%
4/30/2009       58,953  9.92 to  10.13              596,737     0.85% to 1.10%     3.41%     -31.79%        to  -31.62%
4/30/2008       58,757 14.55 to  14.81              869,654     0.85% to 1.10%     1.87%      -6.91%        to   -6.68%
Emerging Markets Portfolio (Class 3)
12/31/2012     444,823 24.56 to  25.30           11,230,301     0.85% to 1.20%     0.33%      17.04%        to   17.45%
12/31/2011     432,992 20.99 to  21.54            9,319,379     0.85% to 1.20%     0.40%     -30.13%\\(8)\\ to  -26.90%
12/31/2010     420,192 28.80 to  29.47           12,376,243     0.85% to 1.10%     1.22%      15.28%        to   15.47%
4/30/2010      430,023 24.98 to  25.52           10,970,729     0.85% to 1.10%     0.00%      52.21%        to   52.60%
4/30/2009      445,284 16.41 to  16.72            7,445,005     0.85% to 1.10%     1.78%     -46.81%        to  -46.67%
4/30/2008      187,242 30.86 to  31.36            5,869,661     0.85% to 1.10%     1.52%      20.38%        to   20.68%
Equity Opportunities Portfolio (Class 3)
12/31/2012     188,018 13.53 to  13.94            2,607,598     0.85% to 1.20%     0.86%      15.17%        to   15.57%
12/31/2011      90,495 11.75 to  12.06\\(4)\\     1,089,923     0.85% to 1.20%     0.29%      -6.08%\\(8)\\ to   -1.20%
12/31/2010     105,630 11.91 to  12.21            1,288,119     0.85% to 1.10%     0.48%       8.87%        to    9.05%
4/30/2010       94,238 10.94 to  11.20            1,054,142     0.85% to 1.10%     0.88%      32.17%        to   32.51%
4/30/2009       86,148  8.28 to   8.45              727,097     0.85% to 1.10%     1.45%     -32.30%        to  -32.13%
4/30/2008       77,706 12.23 to  12.45              966,485     0.85% to 1.10%     1.48%      -8.09%        to   -7.86%

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


             At December 31 or April 30                     For the Period Ended December 31 or April 30
------------------------------------------------------  ----------------------------------------------------
                         Unit Fair Value                 Expense Ratio   Investment        Total Return
                            Lowest to        Net Assets     Lowest         Income            Lowest to
Year          Units        Highest ($)       /(12)/($)  to Highest /(1)/ Ratio /(2)/       Highest /(3)/
----        --------- --------------         ---------- ---------------  ----------  -------------------------
Foreign Value Portfolio (Class 3)
12/31/2012  8,922,679  9.89 to  10.07        89,644,234 0.85% to 1.20%      1.98%     17.87%        to   18.28%
12/31/2011  7,616,670  8.39 to   8.51        64,786,340 0.85% to 1.20%      1.48%    -22.25%\\(8)\\ to  -12.60%
12/31/2010  6,558,989  9.63 to   9.74        63,868,282 0.85% to 1.10%      1.86%      4.56%        to    4.73%
4/30/2010   6,529,426  9.21 to   9.30        60,706,930 0.85% to 1.10%      2.38%     28.85%        to   29.18%
4/30/2009   6,208,269  7.15 to   7.20        44,685,557 0.85% to 1.10%      3.27%    -39.79%        to  -39.64%
4/30/2008   3,247,960 11.87 to  11.93        38,732,779 0.85% to 1.10%      1.64%     -2.48%        to   -2.24%
Fundamental Growth Portfolio (Class 3)
12/31/2012    433,219  7.42 to   7.69         3,328,370 0.85% to 1.20%      0.00%     14.49%        to   14.89%
12/31/2011    422,765  6.48 to   6.70         2,829,282 0.85% to 1.20%      0.00%    -14.02%\\(8)\\ to   -6.51%
12/31/2010    480,725  6.94 to   7.16         3,442,185 0.85% to 1.10%      0.00%     11.34%        to   11.55%
4/30/2010     531,294  6.24 to   6.42         3,410,422 0.85% to 1.10%      0.00%     33.50%        to   33.89%
4/30/2009     549,106  4.67 to   4.80         2,632,658 0.85% to 1.10%      0.00%    -40.80%        to  -40.64%
4/30/2008     177,756  7.89 to   8.08         1,435,774 0.85% to 1.10%      0.00%      6.18%        to    6.83%
Global Bond Portfolio (Class 3)
12/31/2012  1,648,857 17.94 to  18.51        30,449,558 0.85% to 1.20%      8.73%      2.39%        to    2.75%
12/31/2011  1,469,111 17.52 to  18.02        26,445,146 0.85% to 1.20%      2.01%      0.95%\\(8)\\ to    4.59%
12/31/2010  1,577,747 16.81 to  17.23        27,168,762 0.85% to 1.10%      3.96%      5.16%        to    5.34%
4/30/2010   1,619,008 15.98 to  16.35        26,465,854 0.85% to 1.10%      3.16%     10.67%        to   10.95%
4/30/2009   1,434,506 14.44 to  14.74        21,135,804 0.85% to 1.10%      3.23%     -4.72%        to   -4.48%
4/30/2008     818,108 15.16 to  15.43        12,619,049 0.85% to 1.10%      0.24%     13.46%        to   13.74%
Global Equities Portfolio (Class 3)
12/31/2012    143,059  9.71 to   9.98         1,425,830 0.85% to 1.20%      0.54%     15.20%        to   15.61%
12/31/2011    133,917  8.43 to   8.63         1,155,601 0.85% to 1.20%      0.76%    -18.94%\\(8)\\ to  -11.37%
12/31/2010    146,494  9.53 to   9.74         1,426,354 0.85% to 1.10%      1.57%      8.66%        to    8.74%
4/30/2010     143,787  8.77 to   8.95         1,287,438 0.85% to 1.10%      2.36%     37.36%        to   37.50%
4/30/2009     129,923  6.38 to   6.51           846,044 0.85% to 1.10%      2.42%    -41.69%        to  -41.62%
4/30/2008     150,531 10.95 to  11.15         1,678,705 0.85% to 1.10%      1.03%     -3.74%        to   -3.51%
Growth Opportunities Portfolio (Class 3)
12/31/2012  3,597,842  6.97 to   7.16\\(4)\\ 25,118,001 0.85% to 1.20%      0.00%     15.87%        to   16.28%
12/31/2011  3,300,537  5.99 to   6.18        19,802,800 0.85% to 1.20%      0.00%    -14.75%(8)     to   -3.44%
12/31/2010  3,274,795  6.21 to   6.41        20,338,574 0.85% to 1.10%      0.00%      9.70%        to    9.89%
4/30/2010   3,373,930  5.65 to   5.84        19,069,413 0.85% to 1.10%      0.00%     34.89%        to   35.23%
4/30/2009   2,777,829  4.18 to   4.33        11,608,941 0.85% to 1.10%      0.00%    -31.65%        to  -31.48%
4/30/2008     191,851  6.10 to   6.34         1,170,449 0.85% to 1.10%      0.00%      2.16%        to    2.42%
Growth-Income Portfolio (Class 3)
12/31/2012  1,284,853 10.45 to  10.83        13,810,841 0.85% to 1.20%      1.79%     12.10%        to   12.50%
12/31/2011    694,256  9.32 to   9.62         6,662,058 0.85% to 1.20%      0.78%     -2.42%\\(8)\\ to    7.15%
12/31/2010    522,961  8.72 to   8.98         4,693,013 0.85% to 1.10%      0.76%      5.92%        to    6.10%
4/30/2010     572,944  8.23 to   8.46         4,846,592 0.85% to 1.10%      1.05%     30.75%        to   31.07%
4/30/2009     617,396  6.29 to   6.46         3,984,803 0.85% to 1.10%      1.00%    -37.67%        to  -37.51%
4/30/2008     569,721 10.10 to  10.33         5,885,515 0.85% to 1.10%      0.66%     -5.37%        to   -5.08%
High-Yield Bond Portfolio (Class 3)
12/31/2012  2,022,873 18.63 to  19.20        38,782,865 0.85% to 1.20%      6.18%     15.30%        to   15.71%
12/31/2011  2,111,423 16.16 to  16.60        35,021,899 0.85% to 1.20%      8.04%     -2.85%\\(8)\\ to    3.14%
12/31/2010  2,404,124 15.72 to  16.09        38,673,554 0.85% to 1.10%      9.48%      6.31%        to    6.49%
4/30/2010   2,616,062 14.78 to  15.11        39,518,502 0.85% to 1.10%      8.11%     36.42%        to   36.76%
4/30/2009   2,789,881 10.84 to  11.05        30,816,932 0.85% to 1.10%     12.02%    -25.81%        to  -25.62%
4/30/2008   1,832,333 14.61 to  14.86        27,212,609 0.85% to 1.10%      6.49%     -3.93%        to   -3.69%

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


          At December 31 or April 30                       For the Period Ended December 31 or April 30
------------------------------------------------       ----------------------------------------------------
                           Unit Fair Value              Expense Ratio   Investment        Total Return
                             Lowest to     Net Assets      Lowest         Income            Lowest to
Year               Units    Highest ($)    /(12)/($)   to Highest /(1)/ Ratio /(2)/       Highest /(3)/
----             --------- --------------  ----------- ---------------  ----------  -------------------------
International Diversified Equities Portfolio (Class 3)
12/31/2012         646,203  8.73 to   9.00   5,800,527 0.85% to 1.20%     0.71%      15.66%        to   16.06%
12/31/2011         599,697  7.55 to   7.75   4,648,045 0.85% to 1.20%     1.90%     -22.60%\\(8)\\ to  -15.54%
12/31/2010         651,102  8.96 to   9.18   5,975,811 0.85% to 1.10%     3.95%       9.50%        to    9.68%
4/30/2010          686,627  8.19 to   8.37   5,745,607 0.85% to 1.10%     0.99%      33.60%        to   33.93%
4/30/2009          739,607  6.13 to   6.25   4,621,050 0.85% to 1.10%     4.05%     -42.47%        to  -42.33%
4/30/2008          519,361 10.65 to  10.84   5,626,325 0.85% to 1.10%     1.75%       2.37%        to    2.62%
International Growth and Income Portfolio (Class 3)
12/31/2012       2,932,641 11.42 to  11.77  34,497,411 0.85% to 1.20%     2.08%      19.54%        to   19.96%
12/31/2011       3,349,655  9.55 to   9.81  32,850,575 0.85% to 1.20%     2.89%     -22.26%\\(8)\\ to  -14.74%
12/31/2010       3,435,373 11.23 to  11.51  39,518,531 0.85% to 1.10%     3.95%       6.93%        to    7.11%
4/30/2010        3,640,836 10.50 to  10.74  39,102,219 0.85% to 1.10%     0.00%      34.53%        to   34.87%
4/30/2009        3,804,703  7.81 to   7.97  30,298,969 0.85% to 1.10%     3.17%     -48.45%        to  -48.32%
4/30/2008        1,501,532 15.14 to  15.41  23,134,118 0.85% to 1.10%     1.28%      -5.39%        to   -5.16%
Marsico Focused Growth Portfolio (Class 3)
12/31/2012         422,088 10.80 to  11.00   4,627,515 0.85% to 1.20%     0.11%       9.65%        to   10.03%
12/31/2011         317,623  9.85 to   9.99   3,170,730 0.85% to 1.20%     0.11%      -9.03%\\(8)\\ to   -2.52%
12/31/2010         296,194 10.13 to  10.25   3,034,983 0.85% to 1.10%     0.22%       8.64%        to    8.83%
4/30/2010          301,502  9.33 to   9.42   2,839,063 0.85% to 1.10%     0.46%      35.74%        to   36.08%
4/30/2009          314,756  6.87 to   6.92   2,178,337 0.85% to 1.10%     0.27%     -36.46%        to  -36.30%
4/30/2008          305,656 10.81 to  10.87   3,320,771 0.85% to 1.10%     0.00%       3.19%        to    3.44%
MFS Massachusetts Investors Trust Portfolio (Class 3)
12/31/2012       4,091,652 12.11 to  12.65  51,467,151 0.85% to 1.20%     0.60%      17.44%        to   17.85%
12/31/2011       3,118,241 10.31 to  10.73  33,390,332 0.85% to 1.20%     0.49%     -10.26%\\(8)\\ to   -2.98%
12/31/2010       2,648,537 10.66 to  11.06  29,288,673 0.85% to 1.10%     0.79%       4.27%        to    4.44%
4/30/2010        2,600,213 10.23 to  10.59  27,533,113 0.85% to 1.10%     1.03%      33.85%        to   34.19%
4/30/2009        2,201,312  7.64 to   7.90  17,372,829 0.85% to 1.10%     0.66%     -32.30%        to  -32.13%
4/30/2008           45,027 11.29 to  11.63     523,067 0.85% to 1.10%     0.90%       0.24%        to    0.51%
MFS Total Return Portfolio (Class 3)
12/31/2012       6,232,201 17.41 to  17.97 111,866,066 0.85% to 1.20%     2.48%       9.71%        to   10.10%
12/31/2011       6,808,929 15.87 to  16.32 111,079,120 0.85% to 1.20%     2.36%      -4.82%\\(8)\\ to    0.81%
12/31/2010       7,873,765 15.79 to  16.19 127,438,495 0.85% to 1.10%     2.72%       4.21%        to    4.38%
4/30/2010        8,613,941 15.16 to  15.51 133,562,906 0.85% to 1.10%     3.43%      23.40%        to   23.71%
4/30/2009        9,125,344 12.28 to  12.54 114,373,843 0.85% to 1.10%     3.37%     -21.69%        to  -21.50%
4/30/2008        7,467,400 15.68 to  15.97 119,224,419 0.85% to 1.10%     2.18%      -4.52%        to   -4.28%
Mid-Cap Growth Portfolio (Class 3)
12/31/2012       1,675,831 10.40 to  10.73  17,854,707 0.85% to 1.20%     0.00%      14.38%        to   14.79%
12/31/2011         845,004  9.09 to   9.35   7,862,931 0.85% to 1.20%     0.00%     -15.38%\\(8)\\ to   -6.96%
12/31/2010         366,167  9.80 to  10.05   3,675,201 0.85% to 1.10%     0.00%      12.83%        to   13.02%
4/30/2010          281,931  8.69 to   8.89   2,504,081 0.85% to 1.10%     0.00%      39.17%        to   39.52%
4/30/2009          222,621  6.24 to   6.37   1,417,554 0.85% to 1.10%     0.00%     -34.07%        to  -33.90%
4/30/2008          163,829  9.47 to   9.64   1,578,667 0.85% to 1.10%     0.03%       1.59%        to    1.85%
Real Estate Portfolio (Class 3)
12/31/2012         835,151 32.93 to  33.95  28,292,972 0.85% to 1.20%     0.90%      15.54%        to   15.95%
12/31/2011         808,937 28.50 to  29.28  23,668,467 0.85% to 1.20%     0.77%      -4.23%\\(8)\\ to    6.97%
12/31/2010         896,420 26.71 to  27.38  24,530,928 0.85% to 1.10%     1.65%       4.70%        to    4.87%
4/30/2010          940,383 25.51 to  26.10  24,538,873 0.85% to 1.10%     1.63%      55.26%        to   55.65%
4/30/2009        1,120,199 16.43 to  16.77  18,781,465 0.85% to 1.10%     3.18%     -49.72%        to  -49.60%
4/30/2008          195,450 32.68 to  33.27   6,501,661 0.85% to 1.10%     1.26%     -17.00%        to  -16.79%

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


              At December 31 or April 30                           For the Period Ended December 31 or April 30
--------------------------------------------------------   ----------------------------------------------------
                       Unit Fair Value                      Expense Ratio   Investment            Total Return
                          Lowest to      Net Assets /(12)/     Lowest         Income                Lowest to
Year          Units      Highest ($)           ($)         to Highest /(1)/ Ratio /(2)/           Highest /(3)/
----        --------- --------------     ----------------  ---------------  ----------  -------------------------
Small & Mid Cap Value Portfolio (Class 3)
12/31/2012  4,087,534 12.38 to  12.61       51,472,222     0.85% to 1.20%     0.38%      16.89%        to   17.30%
12/31/2011  4,147,775 10.59 to  10.75       44,564,972     0.85% to 1.20%     0.13%     -15.85%\\(8)\\ to   -9.00%
12/31/2010  4,109,354 11.67 to  11.81       48,532,574     0.85% to 1.10%     0.20%       4.45%        to    4.63%
4/30/2010   4,387,802 11.18 to  11.29       49,530,176     0.85% to 1.10%     0.53%      59.19%        to   59.59%
4/30/2009   4,937,535  7.02 to   7.07       34,926,394     0.85% to 1.10%     0.23%     -33.50%        to  -33.33%
4/30/2008   1,362,455 10.56 to  10.61       14,456,548     0.85% to 1.10%     0.44%      -7.76%        to   -7.52%
Small Company Value Portfolio (Class 3)
12/31/2012  3,043,346 11.05 to  11.24       34,154,966     0.85% to 1.20%     0.24%      16.17%        to   16.58%
12/31/2011  2,899,537  9.51 to   9.64       27,942,383     0.85% to 1.20%     0.23%     -10.53%\\(8)\\ to   -4.28%
12/31/2010  2,866,624  9.96 to  10.07       28,873,321     0.85% to 1.10%     0.45%       6.76%        to    6.93%
4/30/2010   3,141,661  9.33 to   9.42       29,592,411     0.85% to 1.10%     0.51%      49.48%        to   49.86%
4/30/2009   3,367,697  6.24 to   6.29       21,168,104     0.85% to 1.10%     0.23%     -32.24%        to  -32.07%
4/30/2008   1,666,072  9.21 to   9.25       15,416,331     0.85% to 1.10%     0.00%     -13.70%        to  -13.48%
SunAmerica Dynamic Allocation Portfolio (Class 3)
12/31/2012  6,737,476 10.55 to  10.60       71,191,459     0.85% to 1.20%     1.86%       0.96%\\(9)\\ to    5.48%\\(10)\\
12/31/2011         --              --               --                 --        --                             --
12/31/2010         --              --               --                 --        --                             --
4/30/2010          --              --               --                 --        --                             --
4/30/2009          --              --               --                 --        --                             --
4/30/2008          --              --               --                 --        --                             --
SunAmerica Dynamic Strategy Portfolio (Class 3)
12/31/2012         10           10.46              105              0.85%     0.97%                          4.64%\\(11)\\
12/31/2011         --              --               --                 --        --                             --
12/31/2010         --              --               --                 --        --                             --
4/30/2010          --              --               --                 --        --                             --
4/30/2009          --              --               --                 --        --                             --
4/30/2008          --              --               --                 --        --                             --
Technology Portfolio (Class 3)
12/31/2012    255,123  2.32 to   2.41          613,287     0.85% to 1.20%     0.00%       6.22%        to    6.59%\\(5)\\
12/31/2011    258,808  2.19 to   2.26(4)       586,022     0.85% to 1.20%     0.00%     -10.46%\\(8)\\ to   -6.42%\\(5)\\
12/31/2010    320,218  2.33 to   2.42          774,855     0.85% to 1.10%     0.00%      10.18%        to   10.55%
4/30/2010     316,033  2.12 to   2.19          691,777     0.85% to 1.10%     0.00%      39.38%        to   40.56%
4/30/2009     287,583  1.52 to   1.56          447,853     0.85% to 1.10%     0.00%     -35.51%        to  -35.24%
4/30/2008     149,648  2.36 to   2.40          359,865     0.85% to 1.10%     0.00%      -1.83%        to   -1.43%
Telecom Utility Portfolio (Class 3)
12/31/2012    104,015 13.32 to  13.73        1,422,342     0.85% to 1.20%     3.63%      11.84%        to   12.24%
12/31/2011     93,254 11.91 to  12.23        1,138,993     0.85% to 1.20%     2.19%      -5.86%\\(8)\\ to    5.10%
12/31/2010     73,098 11.37 to  11.64          849,771     0.85% to 1.10%     2.69%      11.33%        to   11.51%
4/30/2010      69,438 10.21 to  10.43          723,892     0.85% to 1.10%     5.09%      34.32%        to   34.66%
4/30/2009      83,648  7.60 to   7.75          647,657     0.85% to 1.10%     2.67%     -37.85%        to  -37.69%
4/30/2008      58,854 12.23 to  12.44          731,526     0.85% to 1.10%     1.42%       7.16%        to    7.50%
Total Return Bond Portfolio (Class 3)
12/31/2012  7,008,599 20.11 to  20.73      144,724,107     0.85% to 1.20%     3.17%       5.73%        to    6.10%
12/31/2011  5,088,050 19.02 to  19.54       99,250,165     0.85% to 1.20%     1.25%       3.53%\\(8)\\ to    5.20%
12/31/2010  4,449,892 18.13 to  18.57       82,619,693     0.85% to 1.10%     2.51%       2.27%        to    2.44%
4/30/2010   4,202,010 17.73 to  18.13       76,162,443     0.85% to 1.10%     1.76%       9.65%        to    9.93%
4/30/2009   2,997,955 16.17 to  16.49       49,435,090     0.85% to 1.10%     2.66%       6.03%        to    6.29%
4/30/2008     189,877 15.25 to  15.52        2,945,070     0.85% to 1.10%     5.88%       1.60%        to    1.85%

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


                 At December 31 or April 30                         For the Period Ended December 31 or April 30
-------------------------------------------------------------   ----------------------------------------------------
                          Unit Fair Value                        Expense Ratio   Investment        Total Return
                             Lowest to        Net Assets /(12)/     Lowest         Income            Lowest to
Year          Units         Highest ($)             ($)         to Highest /(1)/ Ratio /(2)/       Highest /(3)/
----        ---------- --------------         ----------------  ---------------  ----------  -------------------------
Invesco Van Kampen V.I. American Franchise Fund (Series II)
12/31/2012     440,812 11.58 to  11.89            5,229,170     0.85% to 1.20%     0.00%      12.04%        to   12.44%
12/31/2011     547,888 10.34 to  10.58            5,785,568     0.85% to 1.20%     0.00%     -14.09%\\(8)\\ to   -7.18%
12/31/2010     666,338 11.18 to  11.39            7,580,846     0.85% to 1.10%     0.00%       9.80%        to    9.98%
4/30/2010      767,800 10.18 to  10.36            7,944,554     0.85% to 1.10%     0.00%      45.23%        to   45.60%
4/30/2009      772,256  7.01 to   7.12            5,488,421     0.85% to 1.10%     0.00%     -35.91%        to  -35.75%
4/30/2008      877,919 10.94 to  11.08            9,713,264     0.85% to 1.10%     0.16%       5.44%        to    5.71%
Invesco Van Kampen V.I. Comstock Fund (Series II)
12/31/2012  15,243,068 14.64 to  15.07          229,271,523     0.85% to 1.20%     1.49%      17.50%        to   17.92%
12/31/2011  16,891,729 12.46 to  12.78          215,633,423     0.85% to 1.20%     1.36%     -11.15%\\(8)\\ to   -2.94%
12/31/2010  19,127,871 12.87 to  13.17          251,638,506     0.85% to 1.10%     0.00%       7.37%        to    7.55%
4/30/2010   21,032,261 11.99 to  12.24          257,294,911     0.85% to 1.10%     1.64%      40.23%        to   40.58%
4/30/2009   23,758,537  8.55 to   8.71          206,766,356     0.85% to 1.10%     2.47%     -34.69%        to  -34.53%
4/30/2008   23,500,551 13.09 to  13.30          312,387,623     0.85% to 1.10%     1.97%     -13.48%        to  -13.26%
Invesco Van Kampen V.I. Growth and Income Fund (Series II)
12/31/2012  14,724,855 15.93 to  16.43          241,423,280     0.85% to 1.20%     1.30%      12.98%        to   13.38%
12/31/2011  15,734,906 14.10 to  14.49          227,760,765     0.85% to 1.20%     1.00%     -10.74%\\(8)\\ to   -3.09%
12/31/2010  17,602,934 14.59 to  14.96          263,027,122     0.85% to 1.10%     0.00%       3.50%        to    3.67%
4/30/2010   19,037,638 14.10 to  14.43          274,405,440     0.85% to 1.10%     1.30%      40.26%        to   40.61%
4/30/2009   20,637,120 10.05 to  10.26          211,553,323     0.85% to 1.10%     2.22%     -33.49%        to  -33.32%
4/30/2008   19,029,493 15.12 to  15.39          292,566,735     0.85% to 1.10%     1.67%      -8.76%        to   -8.53%
Growth and Income Portfolio (Class VC)
12/31/2012   8,734,130 12.67 to  13.03          113,650,846     0.85% to 1.20%     0.92%      10.75%        to   11.14%
12/31/2011  10,291,928 11.44 to  11.73          120,543,506     0.85% to 1.20%     0.68%     -12.93%\\(8)\\ to   -6.88%
12/31/2010  12,237,231 12.32 to  12.59          153,938,811     0.85% to 1.10%     0.55%       5.04%        to    5.22%
4/30/2010   13,672,902 11.73 to  11.97          163,475,589     0.85% to 1.10%     0.92%      38.67%        to   39.02%
4/30/2009   15,241,513  8.46 to   8.61          131,090,165     0.85% to 1.10%     1.82%     -37.35%        to  -37.19%
4/30/2008   16,144,393 13.50 to  13.71          221,105,034     0.85% to 1.10%     1.28%      -6.87%        to   -6.63%
Mid Cap Stock Portfolio (Class VC)
12/31/2012   4,517,908 15.33 to  15.75           71,012,534     0.85% to 1.20%     0.62%      13.18%        to   13.57%
12/31/2011   5,575,464 13.54 to  13.86\\(4)\\    77,188,094     0.85% to 1.20%     0.19%     -13.37%\\(8)\\ to   -4.82%
12/31/2010   6,800,474 14.25 to  14.57           98,941,298     0.85% to 1.10%     0.40%      11.10%        to   11.28%
4/30/2010    7,674,773 12.83 to  13.09          100,348,573     0.85% to 1.10%     0.45%      43.62%        to   43.99%
4/30/2009    8,811,469  8.93 to   9.09           80,026,356     0.85% to 1.10%     1.52%     -36.55%        to  -36.40%
4/30/2008   10,397,065 14.08 to  14.29          148,474,445     0.85% to 1.10%     0.46%     -16.11%        to  -15.90%
Asset Allocation Fund (Class 2)
12/31/2012  15,535,469 18.90 to  19.40          301,000,788     0.85% to 1.20%     1.86%      14.80%        to   15.21%
12/31/2011  17,776,821 16.46 to  16.84          299,059,306     0.85% to 1.20%     1.80%      -6.35%\\(8)\\ to    0.44%
12/31/2010  20,548,416 16.43 to  16.76          344,228,504     0.85% to 1.10%     1.98%       7.01%        to    7.19%
4/30/2010   22,456,212 15.36 to  15.64          350,977,590     0.85% to 1.10%     2.21%      25.69%        to   26.00%
4/30/2009   24,735,961 12.22 to  12.41          306,848,165     0.85% to 1.10%     2.94%     -26.24%        to  -26.06%
4/30/2008   23,973,019 16.57 to  16.79          402,208,968     0.85% to 1.10%     2.19%      -3.24%        to   -3.00%
Global Growth Fund (Class 2)
12/31/2012  10,545,732 26.00 to  26.70          281,095,191     0.85% to 1.20%     0.88%      21.10%        to   21.52%
12/31/2011  11,908,185 21.47 to  21.97          261,361,569     0.85% to 1.20%     1.27%     -17.13%\\(8)\\ to   -9.66%
12/31/2010  13,281,602 23.83 to  24.32          322,745,750     0.85% to 1.10%     1.49%       9.53%        to    9.71%
4/30/2010   14,487,215 21.76 to  22.16          320,908,146     0.85% to 1.10%     1.29%      37.68%        to   38.03%
4/30/2009   15,826,565 15.81 to  16.06          254,008,177     0.85% to 1.10%     2.18%     -34.28%        to  -34.12%
4/30/2008   15,374,374 24.05 to  24.37          374,542,455     0.85% to 1.10%     2.58%       1.92%        to    2.17%

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)


               At December 31 or April 30                              For the Period Ended December 31 or April 30
---------------------------------------------------------       ----------------------------------------------------
                            Unit Fair Value                      Expense Ratio   Investment            Total Return
                               Lowest to      Net Assets /(12)/     Lowest         Income               Lowest to
Year              Units       Highest ($)           ($)         to Highest /(1)/ Ratio /(2)/          Highest /(3)/
----            ---------- --------------     ----------------  ---------------  ----------  -------------------------
Growth Fund (Class 2)
12/31/2012       9,225,171 22.60 to  23.20      213,620,091     0.85% to 1.20%     0.77%      16.48%        to   16.89%
12/31/2011      10,468,633 19.40 to  19.85      207,500,378     0.85% to 1.20%     0.59%     -12.83%\\(8)\\ to   -5.09%
12/31/2010      12,043,778 20.49 to  20.91      251,575,242     0.85% to 1.10%     0.72%       9.94%        to   10.13%
4/30/2010       13,360,013 18.64 to  18.99      253,434,644     0.85% to 1.10%     0.60%      38.39%        to   38.74%
4/30/2009       14,743,935 13.47 to  13.68      201,612,748     0.85% to 1.10%     0.99%     -37.78%        to  -37.62%
4/30/2008       14,604,346 21.64 to  21.94      320,152,992     0.85% to 1.10%     0.78%      -0.02%        to    0.23%
Growth-Income Fund (Class 2)
12/31/2012      18,422,938 19.11 to  19.65      361,536,342     0.85% to 1.20%     1.56%      16.08%        to   16.49%
12/31/2011      21,562,653 16.47 to  16.87      363,374,312     0.85% to 1.20%     1.48%      -9.22%\\(8)\\ to   -2.66%
12/31/2010      25,263,731 16.97 to  17.33      437,446,407     0.85% to 1.10%     1.49%       5.15%        to    5.32%
4/30/2010       27,563,259 16.14 to  16.45      453,154,537     0.85% to 1.10%     1.48%      33.77%        to   34.10%
4/30/2009       30,081,713 12.06 to  12.27      368,806,501     0.85% to 1.10%     2.05%     -34.25%        to  -34.09%
4/30/2008       30,286,402 18.35 to  18.61      563,331,161     0.85% to 1.10%     1.55%      -5.45%        to   -5.21%
Franklin Income Securities Fund (Class 2)
12/31/2012       1,823,182 11.91 to  12.05       21,937,148     0.85% to 1.20%     6.45%      11.31%        to   11.70%
12/31/2011       1,407,331 10.70 to  10.79       15,179,584     0.85% to 1.20%     5.53%      -5.54%\\(8)\\ to    1.52%
12/31/2010       1,275,194 10.57 to  10.63       13,554,263     0.85% to 1.10%     6.52%       5.93%        to    6.10%
4/30/2010        1,239,046  9.98 to  10.02       12,413,390     0.85% to 1.10%     6.78%      36.32%        to   36.66%
4/30/2009        1,082,357  7.32 to   7.33        7,934,838     0.85% to 1.10%     1.46%     -27.67%        to  -27.59%
4/30/2008           64,002           10.12          647,972     0.85% to 1.10%     0.00%       1.22%\\(6)\\ to    1.24%\\(6)\\
Franklin Templeton VIP Founding Funds Allocation Fund (Class 2)
12/31/2012       2,416,953 10.36 to  10.49       25,355,257     0.85% to 1.20%     2.76%      13.95%        to   14.35%
12/31/2011       2,561,875  9.09 to   9.18       23,506,395     0.85% to 1.20%     0.02%     -10.47%\\(8)\\ to   -2.38%
12/31/2010       2,670,875  9.34 to   9.40       25,104,203     0.85% to 1.10%     2.20%       4.75%        to    4.93%
4/30/2010        2,744,267  8.91 to   8.96       24,582,687     0.85% to 1.10%     2.39%      34.35%        to   34.69%
4/30/2009        2,716,589  6.63 to   6.65       18,067,282     0.85% to 1.10%     3.55%     -33.46%        to  -33.29%
4/30/2008           83,158            9.97          829,091     0.85% to 1.10%     0.00%      -0.31%\\(6)\\ to   -0.30%\\(6)\\
Real Return Portfolio (Class 3)
12/31/2012       1,530,017 12.55 to  12.60(4)    19,237,262     0.85% to 1.20%     3.49%       2.55%        to    2.91%\\(5)\\
12/31/2011         573,990 12.23 to  12.24(4)     7,022,566     0.85% to 1.20%     0.00%       2.20%(8)     to    5.10%\\(5)\\
12/31/2010         171,457 11.64 to  11.66        1,996,498     0.85% to 1.10%     1.59%(7)    1.35%(7)     to    1.52%\\(7)\\
4/30/2010               --              --               --                 --        --                             --
4/30/2009               --              --               --                 --        --                             --
4/30/2008               --              --               --                 --        --                             --

(1)These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 4.
(2)These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year. The ratios for period ended December 31, 2010 are only for eight months unless otherwise noted.
(3)These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total returns for period ended December 31, 2010 are only for eight months unless otherwise noted.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
       (FORMERLY KNOWN AS SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

7. UNIT VALUES (continued)

(4)The unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions.
(5)Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.
(6)For the period from February 4, 2008 (inception) to April 30, 2008.
(7)For the period from May 3, 2010 (inception) to December 31, 2010.
(8)For the period from May 2, 2011 (inception) to December 31, 2011.
(9)For the period from April 30, 2012 (inception) to December 31, 2012.
(10)For the period from June 18, 2012 (inception) to December 31, 2012.
(11)For the period from July 16, 2012 (inception) to December 31, 2012.
(12)These amounts represent the net asset value before the adjustments allocated to the contracts in payout period.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                 Page
                                                                                                Numbers
                                                                                                -------
Report of Independent Registered Public Accounting Firm                                               1
Consolidated Balance Sheets - December 31, 2012 and 2011                                         2 to 3
Consolidated Statements of Income - Years Ended December 31, 2012, 2011 and 2010                      4
Consolidated Statements of Comprehensive Income - Years Ended December 31, 2012, 2011 and 2010        5
Consolidated Statements of Equity - Years Ended December 31, 2012, 2011 and 2010                      6
Consolidated Statements of Cash Flows - Years Ended December 31, 2012, 2011 and 2010             7 to 8
Notes to Consolidated Financial Statements                                                      9 to 82

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of American General Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of comprehensive income, of equity and of cash flows present fairly, in all material respects, the financial position of American General Life Insurance Company and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), at December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, effective December 31, 2012, the Company merged with several AIG affiliated insurance companies, with the Company being the surviving legal entity.

As discussed in Note 2 to the consolidated financial statements, as of January 1, 2012, the Company retrospectively adopted a new accounting standard that amends the accounting for costs incurred by insurance companies that can be capitalized in connection with acquiring or renewing insurance contracts.

/s/ PricewaterhouseCoopers LLP

Houston, TX
April 27, 2013

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS

                                                                                              December 31,
                                                                                         ----------------------
                                                                                           2012       2011
                                                                                         -------- -------------
                                                                                                  (as adjusted,
                                                                                                   see Note 1)
                                                                                             (In Millions)
ASSETS
Investments:
   Fixed maturity securities, available for sale, at fair value
     (amortized cost: 2012 - $92,439; 2011 - $92,072)                                    $104,320   $ 99,585
   Fixed maturity securities, trading, at fair value                                           --        953
   Hybrid securities, at fair value
     (cost: 2012 - $1,326; 2011 - $210)                                                     1,327        186
   Equity securities, available for sale, at fair value
     (cost: 2012 - $54; 2011 - $82)                                                            83        155
   Equity securities, trading, at fair value                                                  562         --
   Mortgage and other loans receivable
     (net of allowance: 2012 - $155; 2011 - $233)                                           8,245      8,418
   Policy loans                                                                             1,587      1,642
   Investment real estate
     (net of accumulated depreciation of: 2012 - $176; 2011 - $166)                           519        328
   Partnerships and other invested assets                                                   6,750      6,736
   Aircraft
     (net of accumulated depreciation and impairment of: 2012 - $1,158; 2011 - $1,056)        984      1,095
   Short-term investments
     (portion measured at fair value: 2012 - $3,193; 2011 - $1,450)                         4,793      3,206
   Derivative assets, at fair value                                                           756        672
                                                                                         --------   --------
Total investments                                                                         129,926    122,976
Cash                                                                                          325        292
Restricted cash                                                                                72         95
Investment in AIG
  (cost: 2012 - $10; 2011 - $10)                                                                4          3
Accrued investment income                                                                   1,117      1,137
Amounts due from related parties                                                              241         91
Reinsurance receivables                                                                     1,758      1,842
Deferred policy acquisition costs and value of business acquired                            4,497      5,095
Deferred sales inducements                                                                    354        555
Income taxes receivable                                                                       438         --
Other assets                                                                                  954        830
Separate account assets, at fair value                                                     27,942     25,103
                                                                                         --------   --------
TOTAL ASSETS                                                                             $167,628   $158,019
                                                                                         ========   ========

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEETS (Continued)


                                                                                           December 31,
                                                                                      -------------------------
                                                                                        2012          2011
                                                                                       --------   -------------
                                                                                                  (as adjusted,
                                                                                                   see Note 1)
                                                                                      (In Millions, except share
                                                                                               data)
LIABILITIES AND EQUITY
Liabilities:
   Future policy benefits                                                             $ 29,642      $ 28,148
   Policyholder contract deposits                                                       72,925        74,445
   Policy claims and benefits payable                                                      738           821
   Other policyholders' funds                                                            2,007         2,026
   Income taxes payable to parent                                                           --             2
   Deferred income taxes payable                                                         1,706         1,184
   Notes payable - to affiliates, net                                                      142           201
   Notes payable - to third parties, net                                                   158           175
   Amounts due to related parties                                                          135           111
   Securities lending payable                                                            1,466            --
   Derivative liabilities, at fair value                                                   967           717
   Other liabilities                                                                     3,639         2,424
   Separate account liabilities                                                         27,942        25,103
                                                                                       --------     --------
TOTAL LIABILITIES                                                                      141,467       135,357
                                                                                       --------     --------
COMMITMENTS AND CONTINGENT LIABILITIES (SEE NOTE 13)
AMERICAN GENERAL LIFE INSURANCE SHAREHOLDER'S EQUITY:
   Preferred stock, $100 par value, 8,500 shares authorized, issued and outstanding          1             1
   Common stock, $10 par value, 600,000 shares authorized, issued and outstanding            6             6
   Additional paid-in capital                                                           25,368        27,250
   Accumulated deficit                                                                  (5,274)       (8,291)
   Accumulated other comprehensive income                                                5,893         3,536
                                                                                       --------     --------
TOTAL AMERICAN GENERAL LIFE INSURANCE SHAREHOLDER'S EQUITY                              25,994        22,502
                                                                                       --------     --------
NONCONTROLLING INTERESTS                                                                   167           160
                                                                                       --------     --------
TOTAL EQUITY                                                                            26,161        22,662
                                                                                       --------     --------
TOTAL LIABILITIES AND EQUITY                                                          $167,628      $158,019
                                                                                       ========     ========

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF INCOME

                                                                                              Years ended December 31,
                                                                                        -----------------------------------
                                                                                          2012       2011          2010
                                                                                        -------  ------------- -------------
                                                                                                 (as adjusted, (as adjusted,
                                                                                                  see Note 1)   see Note 1)
                                                                                                   (In Millions)
REVENUES:
   Premiums and other considerations                                                    $ 1,616     $ 1,615       $ 1,632
   Net investment income                                                                  7,001       6,440         7,213
   Net realized investment gains (losses):
       Total other-than-temporary impairments on available for sale securities             (127)       (434)         (615)
       Portion of other-than-temporary impairments on available for sale fixed
         maturity securities recognized in accumulated other comprehensive income          (170)        (32)         (145)
                                                                                        -------     -------       -------
       Net other-than-temporary impairments on available for sale securities
         recognized in net income                                                          (297)       (466)         (760)
       Other realized investment gains                                                      844         248           356
                                                                                        -------     -------       -------
          Total net realized investment gains (losses)                                      547        (218)         (404)
   Insurance charges                                                                      1,334       1,365         1,416
   Other income:
       Variable annuity fees                                                                629         517           471
       Commissions                                                                          540         507           450
       Investment advisory fees                                                             316         297           259
       Rental income from aircraft operating leases                                         192         197           196
       Other                                                                                633         452           483
                                                                                        -------     -------       -------
TOTAL REVENUES                                                                           12,808      11,172        11,716
                                                                                        -------     -------       -------
BENEFITS AND EXPENSES:
   Policyholder benefits                                                                  4,247       3,875         3,507
   Interest credited on policyholder contract deposits                                    2,820       2,575         2,697
   Amortization of deferred policy acquisition costs and value of business acquired         665         982           992
   Amortization of deferred sales inducements                                               114         205           179
   General and administrative expenses, net of deferrals                                  1,666       1,528         1,579
   Commissions, net of deferrals                                                            894         758           699
                                                                                        -------     -------       -------
TOTAL BENEFITS AND EXPENSES                                                              10,406       9,923         9,653
                                                                                        -------     -------       -------
INCOME BEFORE INCOME TAX BENEFIT                                                          2,402       1,249         2,063
INCOME TAX EXPENSE (BENEFIT):
   Current                                                                                   29        (170)          (15)
   Deferred                                                                                (651)       (543)       (1,115)
                                                                                        -------     -------       -------
TOTAL INCOME TAX BENEFIT                                                                   (622)       (713)       (1,130)
                                                                                        -------     -------       -------
NET INCOME                                                                                3,024       1,962         3,193
LESS: NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS                              7         (35)            7
                                                                                        -------     -------       -------
NET INCOME ATTRIBUTABLE TO AMERICAN GENERAL LIFE INSURANCE                              $ 3,017     $ 1,997       $ 3,186
                                                                                        =======     =======       =======

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                                                           Years ended December 31,
                                                                                     -----------------------------------
                                                                                       2012       2011          2010
                                                                                     -------  ------------- -------------
                                                                                              (as adjusted, (as adjusted,
                                                                                               see Note 1)   see Note 1)
                                                                                                (In Millions)
NET INCOME                                                                           $ 3,024     $ 1,962       $ 3,193
OTHER COMPREHENSIVE INCOME:
   Net unrealized gains of fixed maturity investments on which other-than-temporary credit impairments were taken - net of reclassification
     adjustments                                                                       1,452         325         1,267
   Deferred income tax expense on above changes                                         (545)       (111)         (447)
   Net unrealized gains on all other invested assets arising during the current
     period - net of reclassification adjustments                                      3,143       3,087         3,012
   Deferred income tax expense on above changes                                       (1,015)     (1,104)       (1,096)
   Adjustment to deferred policy acquisition costs, value of business acquired and
     deferred sales inducements                                                         (716)       (385)         (615)
   Deferred income tax benefit on above changes                                          257         134           216
   Insurance loss recognition                                                           (336)     (1,478)         (234)
   Deferred income tax benefit on above changes                                          119         519            81
   Foreign currency translation adjustments                                               (3)          3             7
   Deferred income tax (expense) benefit on above changes                                  1          (1)           (3)
                                                                                     -------     -------       -------
OTHER COMPREHENSIVE INCOME                                                             2,357         989         2,188
                                                                                     -------     -------       -------
COMPREHENSIVE INCOME                                                                   5,381       2,951         5,381
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS                       7         (35)            7
                                                                                     -------     -------       -------
COMPREHENSIVE INCOME ATTRIBUTABLE TO AMERICAN GENERAL LIFE INSURANCE                 $ 5,374     $ 2,986       $ 5,374
                                                                                     =======     =======       =======

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY

                                                                              Years ended December 31,
                                                                        -----------------------------------
                                                                          2012       2011          2010
                                                                        -------  ------------- -------------
                                                                                 (as adjusted, (as adjusted,
                                                                                  see Note 1)   see Note 1)
                                                                                   (In Millions)
PREFERRED STOCK:
   Balance at beginning and end of year                                 $     1    $      1      $      1
COMMON STOCK:
   Balance at beginning and end of year                                       6           6             6
ADDITIONAL PAID-IN CAPITAL:
   Balance at beginning of year                                          27,250      29,026        29,170
       Capital contributions from Parent (see Note 14)                       --          16             6
       Return of capital                                                 (1,882)     (1,792)         (150)
                                                                        -------    --------      --------
   Balance at end of year                                                25,368      27,250        29,026
                                                                        -------    --------      --------
ACCUMULATED DEFICIT:
   Balance at beginning of year                                          (8,291)    (10,290)      (12,533)
       Cumulative effect of accounting change, net of tax                    --          --          (943)
                                                                        -------    --------      --------
   Adjusted balance at beginning of year                                 (8,291)    (10,290)      (13,476)
       Net income attributable to AGL                                     3,017       1,997         3,186
       Other                                                                 --           2            --
                                                                        -------    --------      --------
   Balance at end of year                                                (5,274)     (8,291)      (10,290)
                                                                        -------    --------      --------
ACCUMULATED OTHER COMPREHENSIVE INCOME:
   Balance at beginning of year                                           3,536       2,547           338
       Cumulative effect of accounting change, net of tax                    --          --            21
                                                                        -------    --------      --------
   Adjusted balance at beginning of year                                  3,536       2,547           359
       Other comprehensive income                                         2,357         989         2,188
                                                                        -------    --------      --------
   Balance at end of year                                                 5,893       3,536         2,547
                                                                        -------    --------      --------
TOTAL AMERICAN GENERAL LIFE INSURANCE SHAREHOLDER'S EQUITY               25,994      22,502        21,290
                                                                        -------    --------      --------
NONCONTROLLING INTERESTS:
   Balance at beginning of year                                             160         195           188
       Net income (loss) attributable to noncontrolling interests             7         (35)            7
                                                                        -------    --------      --------
   Balance at end of year                                                   167         160           195
                                                                        -------    --------      --------
TOTAL EQUITY                                                            $26,161    $ 22,662      $ 21,485
                                                                        =======    ========      ========

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                         Years ended December 31,
                                                                                   ------------------------------------
                                                                                     2012        2011          2010
                                                                                   --------  ------------- -------------
                                                                                             (as adjusted, (as adjusted,
                                                                                              see Note 1)   see Note 1)
                                                                                               (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                         $  3,024    $  1,962      $  3,193
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
Interest credited on policyholder contract deposits                                   2,820       2,575         2,697
Fees charged for policyholder contract deposits                                      (1,137)     (1,191)       (1,140)
Amortization of deferred policy acquisition costs and value of business acquired        665         982           992
Amortization of deferred sales inducements                                              114         205           179
Net realized investment (gains) losses                                                 (547)        218           404
Foreign exchange transaction (gains) losses                                              (1)         --            --
Equity in income of partnerships and other invested assets                             (314)       (201)         (316)
Depreciation and amortization                                                            31          39            43
Flight equipment depreciation                                                           102         110           121
Amortization (accretion) of net premium/discount on investments                        (774)       (638)         (828)
Provision for deferred income taxes                                                    (651)       (581)       (1,551)
Unrealized (gains) losses in earnings - net                                             102          (4)         (349)
Capitalized interest                                                                    (36)       (138)         (162)
CHANGE IN:
   Trading securities, at fair value                                                     --           2            --
   Accrued investment income                                                             20         (83)          (32)
   Amounts due to/from related parties                                                 (126)        220             2
   Reinsurance receivables                                                               84          64            69
   Deferral of deferred policy acquisition costs and value of business acquired        (604)       (679)         (537)
   Deferral of sales inducements                                                         (5)        (10)           (9)
   Income taxes currently receivable/payable                                           (449)       (155)          855
   Other assets                                                                         (71)         13          (176)
   Future policy benefits                                                               922         865           346
   Other policyholders' funds                                                           (19)        (56)          (74)
   Other liabilities                                                                    266          (8)          514
Other, net                                                                              152         (82)          135
                                                                                   --------    --------      --------
       NET CASH PROVIDED BY OPERATING ACTIVITIES                                      3,568       3,429         4,376
                                                                                   --------    --------      --------
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of:
   Fixed maturity securities, available for sale                                    (18,902)    (28,181)      (26,248)
   Equity securities                                                                   (562)        (17)          (28)
   Mortgage and other loans                                                            (961)     (1,224)         (831)
   Flight equipment                                                                     (11)        (14)           (9)
   Acquired businesses, net                                                             (48)         --            --
   Other investments, excluding short-term investments                               (4,215)     (1,469)       (1,498)
Sales of:
   Fixed maturity securities, available for sale                                     15,386      10,505        19,160
   Equity securities                                                                     36         133           130
   Mortgage and other loans                                                             397          --           200
   Flight equipment                                                                       7         102            --
   Divested businesses, net                                                              35          --            --
   Other investments, excluding short-term investments                                2,167       2,067         1,304
Redemptions and maturities of:
   Fixed maturity securities, available for sale                                      6,043       7,677         6,390
   Mortgage and other loans                                                             875         572         1,137
   Other investments, excluding short-term investments                                  598         274           313
Purchases of property, equipment and software                                           (24)        (24)          (23)
Sales of property, equipment and software                                                 1           1            --
Change in restricted cash                                                                23           4           (22)
Change in short-term investments                                                     (1,587)      8,879        (2,816)
                                                                                   --------    --------      --------
       NET CASH USED IN INVESTING ACTIVITIES                                       $   (742)   $   (715)     $ (2,841)
                                                                                   --------    --------      --------

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)


                                                                    Years ended December 31,
                                                              -----------------------------------
                                                                2012       2011          2010
                                                              -------  ------------- -------------
                                                                       (as adjusted, (as adjusted,
                                                                        see Note 1)   see Note 1)
                                                                         (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account deposits                                 $ 5,011     $ 8,243       $ 5,909
Policyholder account withdrawals                               (4,830)     (5,798)       (4,694)
Net exchanges to/(from) separate accounts                        (756)       (361)         (211)
Claims and annuity payments                                    (2,572)     (2,723)       (2,259)
Proceeds from repurchase agreements                               857          --            --
Repayment of notes payable                                       (202)       (159)         (232)
Federal Home Loan Bank borrowings                                  60          --            --
Security deposits on flight equipment                             (12)        (11)           39
Change in securities lending payable                            1,466          --            --
Cash overdrafts                                                    67          28            68
Return of capital                                              (1,882)     (1,792)         (150)
                                                              -------     -------       -------
   NET CASH USED IN FINANCING ACTIVITIES                       (2,793)     (2,573)       (1,530)
                                                              -------     -------       -------
INCREASE IN CASH                                                   33         141             5
CASH AT BEGINNING OF PERIOD                                       292         151           146
                                                              -------     -------       -------
CASH AT END OF PERIOD                                         $   325     $   292       $   151
                                                              =======     =======       =======
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid                                             $   132     $   201       $   164
Interest (received) paid                                      $    25     $   (11)      $  (157)
Non-cash activity:
Sales inducements credited to policyholder contract deposits  $    66     $   110       $   108
Other various non-cash contributions                          $    --     $    15       $     3

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

American General Life Insurance Company ("AGL" or the "Company"), including its wholly-owned subsidiaries, is a wholly-owned subsidiary of AGC Life Insurance Company ("AGC Life" or the "Parent"), which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG").

The Company is a leading provider of individual term and universal life insurance solutions to middle-income and high-net-worth customers, as well as a leading provider of fixed deferred annuities to bank customers. Primary products include term life insurance, universal and whole life insurance, accident and health insurance, fixed and variable annuities, indexed deferred annuities, fixed payout annuities, private placement variable annuities, structured settlement contracts, terminal funding annuities, immediate annuities, corporate-owned life insurance, bank-owned life insurance, guaranteed investment contracts ("GICs") and group benefits. The Company distributes its products through Matrix Direct and various independent marketing organizations, independent and career insurance agents, financial institutions, structured settlement brokers and benefit consultants. The Company, through its subsidiaries Integra Business Processing Solutions, Inc. ("Integra"), AIG Enterprise Services ("AIGES"), SunAmerica Asset Management Corp. ("SAAMCo") and AGL's wholly owned broker-dealer subsidiary American General Equity Services Corporation ("AGESC"), also provides support services to certain affiliated insurance companies.

SAAMCo and its wholly owned distributor, SunAmerica Capital Services, Inc. ("SACS"), and its wholly owned servicing agent, SunAmerica Fund Services, Inc. ("SFS"), represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, and variable annuity subaccounts offered within the Company's variable annuity products, distributing their retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, monitoring and limiting prepayments and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. The Company also is exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income on variable product assets held in separate accounts. These guaranteed benefits are sensitive to equity market conditions.

On December 31, 2012, the Company merged with several other insurance companies within AIG's Life and Retirement segment, with AGL being the surviving company, to implement a more efficient legal entity structure, while continuing to market products and services under currently existing brands. The merged companies, American General Life Insurance Company of Delaware ("AGLD"), American General Assurance Company ("AGAC"), American General Life and Accident ("AGLA"), Western National Life Insurance Company ("WNL"), SunAmerica Annuity and Life Assurance Company ("SAAL") and SunAmerica Life Insurance Company ("SALIC") were also indirect, wholly-owned subsidiaries of AIG. Also on December 31, 2012, the ownership of The Variable Annuity Life Insurance Company ("VALIC") was transferred from AGL to AGC Life. The merger represented a transaction among entities under common control. Assets and liabilities transferred between entities under common control are accounted for at historical cost. The accompanying consolidated financial statements include the financial position, operating results and cash flows of AGLD, AGAC, AGLA, WNL, SAAL and SALIC and exclude VALIC for all periods presented.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


On November 30, 2012, AIG, as the ultimate parent, finalized a stock purchase agreement with a third party and sold all of the common stock of American General Property Insurance Company ("AGPIC"), a subsidiary of AGLA, and American General Indemnity Company ("AGIC"), a subsidiary of AGAC, for approximately $35 million cash. The operating results of AGPIC and AGIC are included in the statements of income through the date of the sale.

On November 30, 2012, AIG Advisor Group Inc., an indirect, wholly-owned subsidiary of SALIC, acquired Woodbury Financial Services from the Hartford Financial Services Group Inc. Woodbury Financial Services is a leading independent broker-dealer. The purchase price was approximately $48 million.

Effective December 31, 2011, American General Life Companies ("AGLC"), a subsidiary of AGL, merged with AGL, the surviving entity. The merger represented a transaction among entities under common control. Assets and liabilities transferred between entities under common control are accounted for at historical cost. The accompanying consolidated financial statements were not impacted by this transaction as AGLC was previously consolidated with AGL prior to this merger.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company, including its wholly owned subsidiaries and variable interest entities ("VIE") in which the Company has partial ownership interests. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. The Company considers the accounting policies that are most dependent on the application of estimates and assumptions to be those relating to items considered by management in the determination of:

    .  future policy benefits for life and accident and health contracts;

    .  policyholder contract deposits;

    . recoverability of assets, including deferred policy acquisition costs ("DAC") and reinsurance;

    .  estimated gross profits ("EGPs") for investment-oriented products;

    .  other-than-temporary impairments;

    . income tax assets and liabilities, including recoverability of deferred tax assets and the predictability of future tax operating profitability of the character necessary to realize deferred tax assets; and

    .  fair value measurement of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company's consolidated financial condition, results of operations and cash flows could be materially affected.

Out of Period Adjustments

In 2012, the Company recorded the effect of out of period adjustments which decreased pre-tax income by $109 million. The out of period adjustments are primarily related to certain GIC contracts being incorrectly set up at issuance in the Company's administration system. The Company also recorded the net effect of an out of period adjustment which decreased equity by $30 million. The out of period adjustment was related to an update in the methodology which the company uses to calculate the shadow DAC amortization on a certain block of business. As a result of this correction, shadow DAC was previously understated by $46 million. The Company has evaluated these corrections taking into account both qualitative and quantitative factors and considered the impact of these

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

corrections to 2012 as well as the materiality to the prior periods in which they originated. Management believes these corrections are not material to the accompanying 2012 financial statements.

Consolidation of Variable Interest Entities

The consolidated financial statements include the accounts of AGL, our controlled subsidiaries (generally through a greater than 50 percent ownership of voting rights of a voting interest entity), and VIEs in which we are the primary beneficiary. Equity investments in corporate entities that we do not consolidate, but in which we hold 20 percent to 50 percent of the voting rights and investments in partnership and partnership-like entities for which we have more than minor influence over operating and financial policies, are accounted for under the equity method unless we have elected the fair value option.

On September 23, 2003, the Company purchased 75.0 percent of the non-voting preferred equity issued by Castle 2003-1 Trust ("Castle 1 Trust"), a Delaware statutory trust established on July 31, 2003. In 2004, the Company purchased
80.1 percent of the non-voting preferred equity issued by Castle 2003-2 Trust ("Castle 2 Trust"), a Delaware statutory trust established on November 21, 2003. See Notes 6 and 16.

The business of Castle 1 Trust, Castle 2 Trust and their wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft. The accounts of Castle 1 Trust and Castle 2 Trust have been included in these consolidated financial statements.

The Company also consolidates its investment in various limited partnerships.

INSURANCE CONTRACTS

The insurance contracts accounted for in these consolidated financial statements include both long-duration and short-duration contracts.

Long-duration contracts include traditional whole life, term life, limited payment, endowment, guaranteed renewable term life, participating life, universal life, variable universal life, fixed and variable annuities, equity-indexed annuities, single premium immediate annuities, structured settlements, terminal funding annuities, and GICs. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, many contracts issued by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

Short-duration contracts include group life, accident and health and credit insurance policies. These contracts provide insurance protection for a fixed period of short-duration which enables the insurer to cancel or adjust the provisions of the contract at the end of any contract period, such as adjusting the amount of premiums charged or coverage provided.

INVESTMENTS

Fixed Maturity and Equity Securities

Bonds held to maturity are carried at amortized cost when the Company has the ability and positive intent to hold these securities until maturity. When the Company does not have the ability or positive intent to hold bonds until maturity, these securities are classified as available for sale or as trading and are carried at fair value. None of our fixed maturity securities met the criteria for held to maturity classification at December 31, 2012 or 2011.

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses from available for sale investments in fixed maturity and equity securities are reported as a separate component of accumulated other comprehensive income, net of deferred taxes and an adjustment to DAC and deferred sales inducements, in shareholder's equity. Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined by using the specific cost identification method.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. Dividend income on equity securities is generally recognized as income on the ex-dividend date. For investments in certain residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), collateralized debt obligations ("CDO") and asset backed securities ("ABS"), (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For purchased credit impaired ("PCI") securities, at acquisition, the difference between the undiscounted expected future cash flows and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over the securities' remaining lives on a level-yield basis. Subsequently, effective yields recognized on PCI securities are recalculated and adjusted prospectively to reflect changes in the contractual benchmark interest rates on variable rate securities and any significant increases in undiscounted expected future cash flows arising due to reasons other than interest rate changes.

The Company may elect to measure any hybrid financial instrument at fair value, with changes in fair value recognized in net investment income, if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis at the acquisition or issuance date and is irrevocable.

Fixed maturity and equity securities classified as trading securities are carried at fair value. Trading securities include the Company's previous economic interest in Maiden Lane II LLC ("ML II"), which is carried at fair value. For discussion on ML II, see Notes 3 and 4. Realized and unrealized gains and losses on trading securities are reported in net investment income.

Impairment Policy

Fixed Maturity Securities

If the Company intends to sell a fixed maturity security or it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to earnings. When assessing the Company's intent to sell a fixed maturity security, or whether it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition the Company's investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

For all other fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to earnings. Changes in fair value compared to recovery value, if any, are charged to unrealized appreciation (depreciation) of fixed maturity investments on which other-than-temporary credit impairments are taken (a component of accumulated other comprehensive income).

When estimating future cash flows for a structured fixed maturity security (e.g., RMBS, CMBS, CDO, ABS), management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

    .  Current delinquency rates;

    .  Expected default rates and the timing of such defaults;

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


    .  Loss severity and the timing of any recovery; and

    .  Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

The Company considers severe price declines in its assessment of potential credit impairments. The Company may also modify its modeled outputs for certain securities when it determines that price declines are indicative of factors not comprehended by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that are not foreign exchange related, the Company generally prospectively accretes into earnings the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

Equity Securities

The Company evaluates its available for sale equity securities, equity method and cost method investments for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

    . The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

    . A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

    . The Company has concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline in which the Company could not reasonably assert that the impairment period would be temporary (severity losses).

Mortgage and Other Loans Receivable

Mortgage and other loans receivable primarily include commercial mortgage loans on real estate (net of related collateral), bank loans and guaranteed loans. Mortgage loans are classified as loans held for investment or loans held for sale.

Loans classified as "held for investment" are those that the Company has the intent and ability to hold for the foreseeable future, or until maturity or payoff. Mortgage loans held for investment are carried at unpaid principal balances less valuation allowances and deferred fees or expenses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income in the consolidated statements of income. Non-refundable loan origination fees and certain incremental direct origination

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

costs are offset and the resulting net amount is deferred and amortized in net investment income over the life of the related loan as an adjustment of the loan's yield. Loan commitment fees are generally deferred and recognized in net investment income as an adjustment of yield over the related life of the loan or upon expiration of the commitment if the commitment expires unexercised.

The Company does not currently hold any loans classified as held for sale.

Impairment of mortgage and other loans receivable is based on certain risk factors, including past due status. For commercial mortgage loans, impaired value is based on the fair value of underlying collateral, which is determined based on the expected net future cash flows of the collateral, less estimated costs to sell. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on the analysis of internal risk ratings and current loan values. Internal risk ratings are assigned based on the consideration of risk factors including debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property. These factors and the resulting risk ratings also provide a basis for determining the level of monitoring performed at both the individual loan and the portfolio level. When all or a portion of a commercial mortgage loan is deemed uncollectible, the uncollectible portion of the carrying value of the loan is charged off against the allowance. Interest income on such impaired loans is recognized as cash is received.

Policy Loans

Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

Investment Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Properties acquired through foreclosure and held for sale are carried at the lower of its carrying amount or fair value less estimated costs to sell the property.

The Company's investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, the Company compares expected investment cash flows to carrying value. When the expected cash flows are less than the carrying value, the investments are written down to fair value with a corresponding charge to earnings.

Partnerships and Other Invested Assets

Partnerships in which AIG holds less than a three percent interest (five percent in 2011) are carried at fair value and the change in fair value is recognized as a component of accumulated other comprehensive income. With respect to partnerships in which AIG holds in the aggregate a three percent or greater interest or less than three percent interest but in which AIG has more than a minor influence over the operations of the investee, the Company's carrying value is its share of the net asset value of the partnerships. The changes in such net asset values, accounted for under the equity method, are recorded in earnings through net investment income. In applying the equity method of accounting, the Company consistently uses the most recently available financial information provided by the general partner or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited annually.

The Company's partnership investments are evaluated for impairment consistent with the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these partnerships and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Other invested assets include the Company's carrying value of its ownership in the Federal Home Loan Bank ("FHLB") of Dallas and mutual funds. Mutual funds consist of seed money for mutual funds and investments in retail mutual funds used as investment vehicles for the Company's variable annuity separate accounts and are carried at market value.

Aircraft

Aircraft owned by Castle 1 Trust and Castle 2 Trust are recorded at cost (adjusted for any impairment charges), net of accumulated depreciation. Depreciation is generally computed on a straight-line basis to a residual value of approximately 15 percent of the cost of the asset over its estimated useful life of 25 years. Certain major additions and modifications to aircraft may be capitalized. The residual value estimates are reviewed periodically to ensure continued appropriateness. Aircraft are periodically reviewed for impairment and an impairment loss is recorded when the estimate of undiscounted future cash flows expected to be generated by the aircraft is less than its carrying value (net book value).

Short-Term Investments

Short-term investments include interest-bearing money market funds, investment pools, and other investments with original maturities within one year from the date of purchase.

Derivative Financial Instruments

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates, foreign currencies and equity markets on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, foreign currency swaps, index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

The Company issues equity-indexed universal life and annuity products, which contain embedded derivatives associated with guarantees tied to certain indices. The Company purchases call options from the S&P 500 Index, the Dow Jones EURO STOXX 50, Nikkei 225 Index and the Hang Seng Index to offset the increase in its liabilities resulting from the indexed features of these products. With the exception of premiums required for the purchase of publicly-traded or over-the-counter traded options and futures, derivatives contracts purchased by the Company require no up-front cash payment and provide for net settlement.

The Company issues or has issued certain variable annuity products that offer optional guaranteed living benefits which are considered embedded derivatives that are required to be bifurcated from the host contract and carried at fair value. The Company hedges a portion of the risk associated with these guarantees by utilizing both exchange traded and over-the-counter options and exchange traded futures. Exchange traded options and futures are marked to market using observable market quotes while over-the-counter options are marked to market through matrix pricing that utilizes observable market inputs.

See Note 5 for further discussion of embedded derivatives.

The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The Company carries all derivatives, with the exception of bifurcated embedded derivatives, at fair value in the consolidated balance sheets as derivative assets or derivative liabilities. The fair value of the bifurcated embedded derivatives is reflected in policyholder contract deposits in the consolidated balance sheets. Changes in the fair value of all derivatives, with the exception of those which hedge the Company's GIC liabilities, are reported as part of net realized investment gains and losses in the consolidated statements of income. The change in fair value of derivatives which hedge the GIC liabilities are reported in policyholder benefits.

See Notes 3 and 5 for additional disclosures.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


CASH

Cash represents cash on hand and non-interest bearing demand deposits.

RESTRICTED CASH

Castle 1 Trust and Castle 2 Trust maintain various restricted cash accounts, primarily lessee-funded accounts, which are not available for general use. Restricted cash primarily consists of security deposits from lessees and swap collateral from the swap counterparty that are required to be segregated from other funds. Restricted cash also includes cash which is segregated under provisions of the Securities Exchange Act of 1934 and represents estimated breakpoint refund reserves.

DEFERRED POLICY ACQUISITION COSTS, VALUE OF BUSINESS ACQUIRED ("VOBA") AND DEFERRED SALES INDUCEMENTS

Deferred policy acquisition costs represent those costs that are incremental and directly related to the successful acquisition of new or renewal insurance contracts. The Company defers incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such costs generally include agent or broker commissions and bonuses, premium taxes, and medical and inspection fee that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. The Company partially defers costs, including certain commissions, when it does not believe the entire cost is directly related to the acquisition or renewal of insurance contracts.

The Company also defers a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

Policy acquisition costs for traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. Policy acquisition costs and policy issuance costs related to universal life, and investment-type products (investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, fees, surrender charges, expenses, and mortality gains and losses.

DAC for investment-oriented products is also adjusted with respect to EGPs as a result of changes in the net unrealized gains or losses on fixed maturity and equity securities available for sale. Because fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. For long-duration traditional business, if such reinvestment would not be sufficient to recover DAC, and meet policyholder obligations, an adjustment to DAC and additional future policy benefits for those products is recorded using best estimates that incorporate a review of assumptions regarding mortality, morbidity, persistency, maintenance expenses and investment returns. The change in this adjustment, net of tax, is included with the change in net unrealized gains (losses) on fixed maturity and equity securities available for sale that is credited or charged directly to accumulated other comprehensive income.

VOBA is determined at the time of acquisition and is reported in the consolidated balance sheets with DAC. This value is based on the present value of future pre-tax profits discounted at yields applicable at the time of purchase. For participating life, traditional life and accident and health insurance products, VOBA is amortized over the life of the business similar to that for DAC based on the assumptions at purchase. For universal life and investment-oriented products, VOBA is amortized in relation to the EGPs for each period. Similar to DAC, VOBA is adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DAC and reported with the same financial statement line items.

With respect to the variable annuity contracts, the Company uses a "reversion to the mean" methodology which allows the Company to maintain its long-term assumptions, while also giving consideration to the effect of deviations from these assumptions occurring in the current period. A DAC unlocking is performed when

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

management determines that key assumptions (e.g. market return, surrender rates, etc.) should be modified. The DAC asset is recalculated using the new assumptions. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry. Any resulting adjustment is included in income as an adjustment to DAC. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

With respect to the Company's variable universal life policies and variable annuity products, the assumption for the long-term growth of the separate account assets used by the Company in the determination of DAC amortization is
8.3 percent and 7.5 percent, respectively.

The Company currently offers sales inducements, which may include enhanced crediting rates or bonus payments to policyholders on certain of its products. Sales inducements provided to the policyholder are recognized as part of the liability for policyholder contract deposits on the consolidated balance sheets. The cost of such sales inducements is deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the sales inducement must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and are higher than the contracts expected ongoing crediting rates for periods after the bonus period.

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

The Company issues or has issued variable annuities and variable universal life contracts, for which the investment risk lies solely with the policyholder, except with respect to amounts invested in the fixed-rate account option and minimum guarantees made by the Company with respect to certain policies. The assets supporting the variable portion of variable annuities and variable universal life contracts are carried at fair value and reported as separate account assets with an equivalent liability in the consolidated balance sheets. Separate account assets are primarily shares in mutual funds, which are based on the quoted net asset value per share and are insulated from the Company's creditors. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income and cash flows. The Company receives administrative fees and other fees for assuming mortality and certain expense risks. Such fees are included in other revenue in the consolidated statements of income.

FUTURE POLICY BENEFITS

The liability for future policy benefits is established using assumptions described in Note 8 herein. Future policy benefits primarily include the reserves for traditional life and annuity payout contracts and are based on estimates of the cost of future policy benefits. Reserves for traditional life are determined using the net level premium method based on actuarial assumptions as to mortality, persistency, interest and expenses established at the policy issue date. Also included in future policy benefits is the liability for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature. Structured settlement liabilities are presented on a discounted basis as the settled claims are fixed and determinable. Additionally, the future policy benefits include the liability for guaranteed minimum death benefit ("the GMDB"). A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a policyholder, the policyholder's beneficiary will receive the greater of (i) the policyholder's account value, or (ii) a guaranteed

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

minimum benefit that varies by product and type of benefit elected by the policyholder. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals. The GMDB has issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed policyholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

Earnings enhancement benefits ("EEB") is a feature the Company has offered on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

Guaranteed minimum income benefits ("GMIB") is a feature the Company offered on certain variable annuity products from 1998 to 2006. If included in the contract, GMIB provides a minimum fixed annuity payment guarantee after a specified waiting period. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated contract holder account balances to support GMIB benefits and that the fees collected under the contract and reinsurance recoveries, if any, are insufficient to cover the costs of the benefit to be provided.

The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The EEB liability is determined each period end by estimating the expected value of the EEB and recognizing it ratably over the accumulation period based on total expected assessments. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the GMDB, EEB and GMIB liability balances, with a related charge or credit to policyholder benefits in the consolidated statements of income if actual experience or other evidence suggests that earlier assumptions should be revised. See Note 8 for additional disclosure.

POLICYHOLDER CONTRACT DEPOSITS

Policyholder contract deposits are recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest, less withdrawals and assessed fees). Deposits collected on non-traditional life insurance and annuity products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statements of income, as they are recorded directly to policyholder contract deposits upon receipt. Policyholder contract deposits also include the Company's liabilities for guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum account value ("GMAV"), accounted for as embedded derivatives at fair value. The changes in fair value of the liability for GMWB and GMAV are reported in net realized investment gains (losses) in the consolidated statements of income.

GMWB is a feature the Company began offering on certain variable annuity products in May of 2004. If available and elected by the policyholder at time of contract issuance and depending on the provisions of the feature elected, this feature provides a guaranteed annual stream of income payments either for a specified period of time or for life, regardless of market performance. The amount of the guaranteed withdrawal stream is determined from a guaranteed benefit base amount that is dependent upon the specific feature elected. The Company bears the risk that protracted under-performance of the financial markets and/or better than expected longevity could result in higher GMWB benefits being higher than the underlying policyholder account balance and the risk that the fees collected under the contract are insufficient to cover the costs of the benefits to be provided.

GMAV is a feature that was offered on certain variable annuity products from the third quarter of 2002 to May 2009. If available and elected by the contract holder at the time of contract issuance, this feature guarantees that the account value under the contract will at least equal the amount of premiums invested during the first ninety days of the contract, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The fair value of the liabilities for GMWB and GMAV requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMWB and GMAV guarantees include unobservable inputs such as management's estimate of policyholder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The valuation technique used to measure the fair value of embedded policy derivatives incorporates an additional spread to the swap curve used to value those embedded policy derivatives.

Equity-indexed annuities and equity-indexed universal life contracts offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index. This feature is accounted for in accordance with accounting standards for derivative instruments.

POLICY CLAIMS AND BENEFITS PAYABLE

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but not reported ("IBNR") claims; and (ii) an estimate, based upon prior experience, for accident and health reported and IBNR losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

The Company is now taking enhanced measures to, among other things, routinely match policyholder records with the Social Security Administration Death Master File ("SSDMF") to determine if its insured parties, annuitants, or retained account holders have died and to locate beneficiaries when a claim is payable. If the beneficiary/account owner does not make contact with the Company within 120 days, the Company will conduct a "Thorough Search" to locate the beneficiary/account owner. A "Thorough Search" includes at least three attempts in writing to contact the beneficiary and if unsuccessful, at least one contact attempt using a phone number and/or email address in Company records.

OTHER POLICYHOLDERS' FUNDS

Included in other policyholders' funds are primarily unearned revenue reserves ("URR"), liabilities for dividends arising out of participating business, reserves for experience-rated group products and liabilities for policyholder premium deposit funds.

URR consists of front end loads on interest sensitive contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. Front end loads for interest sensitive life insurance policies are generally deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC.

Liabilities for dividends arise from participating products issued by the Company. Participating products are those which share in the earnings of the Company based on provisions within the insurance contracts sold. These dividends are declared annually by the Company's Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. In addition, certain participating whole life insurance contracts are subject to unique participating policyholder dividend requirements that are imposed by state law. As such, the Company establishes an additional liability because it is required by statute to return 90 percent of the profits from the contracts to the policyholders in the form of policyholder dividends which will be paid in the future but are not yet payable. The profits used in the liability calculation consist of discrete components for operating income, realized gains and losses and unrealized gains and losses pertaining to the policies and the assets supporting them. The impact of the unrealized gains and losses component is recorded through other comprehensive income.

Provisions for experience rating refunds arise from contractual obligations between the Company and the groups being insured. Periodic assessments of the experience of the insured groups are undertaken and the group

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

participates in the profits of the business, either through adjustments to premiums or through refunds from the liability for the refund.

Premium deposit funds represent a liability for premiums received in advance of their due dates. Such premiums are allowed to accumulate with interest until they are due, at which time the premiums are applied to the underlying policies.

PREMIUM RECOGNITION

Premiums for traditional life insurance products are recognized as revenue when due. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross received and the net premium is deferred and recognized as a change in policyholder benefits in the consolidated statements of income.

Premiums on accident and health policies are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums within future policy benefits in the consolidated balance sheets. The Company estimates and accrues group premiums due but not yet collected.

NET INVESTMENT INCOME

Net investment income represents income primarily from the following sources in the Company's operations:

    . Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

    . Dividend income from common and preferred stock and distributions from other investments.

    . Realized and unrealized gains and losses from investments in trading securities accounted for at fair value and investments for which the fair value option has been elected.

    . Earnings from private equity funds and hedge funds investments accounted for under the equity method.

    .  Interest income on mortgage, policy and other loans.

NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

    . Sales of fixed maturity and equity securities (except trading securities accounted for at fair value and investments which the fair value option has been elected), real estate, investments in private equity funds and hedge funds and other types of investments.

    . Reductions to the cost basis of fixed maturity and equity securities (except trading securities accounted for at fair value and investments which the fair value option has been elected) and other invested assets for other-than-temporary impairments.

    . Changes in fair value of derivative assets and liabilities, except for those instruments that are designated as economic hedges of financial instruments for which the fair value option has been elected.

    .  Exchange gains and losses resulting from foreign currency transactions.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


INSURANCE CHARGES AND OTHER

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in insurance charges in the consolidated statements of income. As discussed under "Other Policyholders' Funds" within this note, policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC. Variable annuity and variable universal life fees and asset management fees are recorded as income in other revenue when earned.

INCOME TAXES

Deferred taxes and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

RECENT ACCOUNTING STANDARDS

FUTURE APPLICATION OF ACCOUNTING STANDARDS

Testing Indefinite-Lived Intangible Assets for Impairment

In July 2012, the Financial Accounting Standards Board ("FASB") issued an accounting standard that allows a company the option to first assess qualitatively whether it is more likely than not that an indefinite-lived intangible asset is impaired. A company is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the company determines it is more likely than not the asset is impaired.

The standard is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. While early adoption was permitted, the Company adopted the standard on its required effective date of January 1, 2013. The Company does not expect adoption of the standard to have a material effect on its consolidated financial condition, results of operations or cash flows.

Disclosures about Offsetting Assets and Liabilities

In February 2013, the FASB issued guidance that clarifies the scope of transactions subject to disclosures about offsetting assets and liabilities. The guidance applies to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with specific criteria contained in FASB Accounting Standards Codification or subject to a master netting arrangement or similar agreement.

The standard is effective for fiscal years and interim periods beginning on or after January 1, 2013, and will be applied retrospectively to all comparative periods presented. The Company does not expect adoption of the standard to have a material effect on its consolidated financial condition, results of operations or cash flows.

Presentation of Comprehensive Income

In February 2013, the FASB issued guidance on the presentation requirements for items reclassified out of accumulated other comprehensive income. Companies will be required to disclose the effect of significant items reclassified out of accumulated other comprehensive income on the respective line items of net income or provide a cross-reference to other disclosures currently required under GAAP for relevant items.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The standard is effective for annual and interim reporting periods beginning after December 15, 2012. The Company does not expect adoption of the standard to have a material effect on its consolidated financial condition, results of operations or cash flows.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2012:

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB issued an accounting standard that amends the accounting for costs incurred by insurance companies that can be capitalized in connection with acquiring or renewing insurance contracts. The standard clarifies how to determine whether the costs incurred in connection with the acquisition of new or renewal insurance contracts qualify as DAC. The Company adopted the standard retrospectively on January 1, 2012.

Deferred policy acquisition costs represent those costs that are incremental and directly related to the successful acquisition of new or renewal insurance contracts. The Company defers incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such costs generally include agent or broker commissions and bonuses, premium taxes, and medical and inspection fee that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. The Company partially defers costs, including certain commissions, when it does not believe the entire cost is directly related to the acquisition or renewal of insurance contracts.

The Company also defers a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

The method the Company uses to amortize DAC did not change as a result of the adoption of the standard.

The adoption of the standard resulted in an increase to beginning of period accumulated deficit for the earliest period presented and a decrease in the amount of capitalized costs in connection with the acquisition or renewal of insurance contracts. Accordingly, the Company revised its historical financial statements and accompanying notes in the financial statements for the changes in DAC and associated changes in acquisitions expenses and income taxes.

The following table presents amounts as of December 31, 2011 as if the Company had previously reported merged financial statements, to reflect the effect of the change due to the retrospective adoption of the standard, and the adjusted amounts that are reflected in the consolidated balance sheet.

                                                                     As Previously Effect of As Currently
                                                                       Reported     Change     Reported
DECEMBER 31, 2011                                                    ------------- --------- ------------
                                                                                (in Millions)
Balance Sheet:
   Deferred policy acquisition cost and value of business acquired     $  6,298     $(1,203)   $  5,095
   Deferred sales inducements                                               516          39         555
   Income tax receivable                                                   (280)        280          --
   Total assets                                                         158,903        (884)    158,019
   Deferred income tax payable                                            1,311        (127)      1,184
   Total liabilites                                                     135,484        (127)    135,357
   Accumulated deficit                                                   (7,345)       (946)     (8,291)
   Accumulated other comprehensive income                                 3,347         189       3,536
   Total AGL shareholder's equity                                        23,259        (757)     22,502
   Total equity                                                          23,419        (757)     22,662
   Total laibilities and equity                                         158,903        (884)    158,019

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following tables present amounts for the years ended December 31, 2011 and 2010 as if the Company had previously reported merged financial statements to reflect the effect of the change due to the retrospective adoption of the standard, and the adjusted amounts that are reflected in the consolidated statements of income and consolidated statements of cash flows.

                                                                    As Previously Effect of As Currently
                                                                      Reported     Change     Reported
YEAR ENDED DECEMBER 31, 2011                                        ------------- --------- ------------
                                                                               (in Millions)
Statement of Income:
   Amortization of deferred policy acquisition costs and value of
     busniess acquired                                                 $1,234       $(252)     $  982
   Amortization of deferred sales inducements                             183          22         205
   General and administrative expenses, net of deferrals                1,310         218       1,528
   Commissions, net of deferrals                                          731          27         758
   Total benefits and expenses                                          9,908          15       9,923
   Income before income tax benefit                                     1,264         (15)      1,249
   Income tax benefit                                                    (709)         (4)       (713)
   Net income                                                           1,973         (11)      1,962
   Net income attributable to AGL                                       2,008         (11)      1,997

                                                                    As Previously Effect of As Currently
                                                                      Reported     Change     Reported
YEAR ENDED DECEMBER 31, 2010                                        ------------- --------- ------------
                                                                               (in Millions)
Statement of Income:
   Amortization of deferred policy acquisition costs and value of
     busniess acquired                                                 $ 1,231      $(239)    $   992
   Amortization of deferred sales inducements                              177          2         179
   General and administrative expenses, net of deferrals                 1,393        186       1,579
   Commissions, net of deferrals                                           670         29         699
   Total benefits and expenses                                           9,675        (22)      9,653
   Income before income tax benefit                                      2,041         22       2,063
   Income tax benefit                                                   (1,136)         6      (1,130)
   Net income                                                            3,177         16       3,193
   Net income attributable to AGL                                        3,170         16       3,186

Adoption of the standard did not affect the previously reported totals for net cash flows provided by (used in) operating, investing, or financing activities, but did affect the following components of net cash flows provided by operating activities.

                                                                         As Previously Effect of As Currently
                                                                           Reported     Change     Reported
YEAR ENDED DECEMBER 31, 2011                                             ------------- --------- ------------
                                                                                    (in Millions)
Cash flows from operating activities:
   Net income                                                               $1,973       $ (11)     $1,962
   Amortization of deferred policy acquisition costs and value of
     busniess acquired                                                       1,234        (252)        982
   Amortization of deferred sales inducements                                  183          22         205
   Provision for deferred income taxes                                        (577)         (4)       (581)
   Deferral of deferred policy acquisition costs and value of busniess
     acquired                                                                 (924)        245        (679)
   Income taxes currently receivable/payable                                  (161)          6        (155)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                         As Previously Effect of As Currently
                                                                           Reported     Change     Reported
YEAR ENDED DECEMBER 31, 2010                                             ------------- --------- ------------
                                                                                    (in Millions)
Cash flows from operating activities:
   Net income                                                               $ 3,177      $  16     $ 3,193
   Amortization of deferred policy acquisition costs and value of
     busniess acquired                                                        1,231       (239)        992
   Amortization of deferred sales inducements                                   177          2         179
   Provision for deferred income taxes                                       (1,557)         6      (1,551)
   Deferral of deferred policy acquisition costs and value of busniess
     acquired                                                                  (752)       215        (537)
   Income taxes currently receivable/payable                                    848          7         855

Reconsideration of Effective Control for Secured Borrowings

In April 2011, the FASB issued an accounting standard that amends the criteria used to determine effective control for repurchase agreements and other similar agreements such as securities lending transactions. The standard modifies the criteria for determining when these transactions would be accounted for as secured borrowings (i.e., financings) instead of sales of the securities.

The standard removes from the assessment of effective control the requirement that the transferor have the ability to repurchase or redeem the financial assets on substantially agreed terms, even in the event of default by the transferee. The removal of this requirement makes the level of collateral received by the transferor in a repurchase agreement or similar agreement irrelevant in determining whether the transaction should be accounted for as a sale. Consequently, more repurchase agreements, securities lending transactions and similar arrangements will be accounted for as secured borrowings.

The guidance in the standard was required to be applied prospectively to transactions or modifications that occur on or after January 1, 2012. There are no repurchase agreements that continue to be accounted for as sales as of December 31, 2012.

Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards ("IFRS")

In May 2011, the FASB issued an accounting standard that amends certain aspects of the fair value measurement guidance in GAAP, primarily to achieve the FASB's objective of a converged definition of fair value and substantially converged measurement and disclosure guidance with IFRS. The measurement and disclosure requirements under GAAP and IFRS are now generally consistent, with certain exceptions including the accounting for day one gains and losses, measuring the fair value of alternative investments using net asset value and certain disclosure requirements.

The standard's fair value measurement and disclosure guidance applies to all companies that measure assets, liabilities, or instruments classified in shareholder's equity at fair value or provide fair value disclosures for items not recorded at fair value. The guidance clarifies existing guidance on the application of fair value measurements, changes certain principles or requirements for measuring fair value, and requires significant additional disclosures for Level 3 valuation inputs. The new disclosure requirements were applied prospectively. The standard became effective for the Company beginning January 1, 2012. The standard did not have any effect on the Company's consolidated financial condition, results of operations or cash flows. See Note 3 herein.

Presentation of Comprehensive Income

In June 2011, the FASB issued an accounting standard that requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components, followed consecutively by a second statement that presents total other comprehensive income and its components. The standard became

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

effective beginning January 1, 2012 with retrospective application required. The standard did not have any effect on the Company's consolidated financial condition, results of operations or cash flows.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2011:

Fair Value Measurements and Disclosures

In January 2010, the FASB issued an accounting standard that requires fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the rollforward of Level 3 activity. Also, this fair value guidance clarifies the disclosure requirements about the level of disaggregation and valuation techniques and inputs. This guidance became effective for the Company beginning on January 1, 2010, except for the disclosures about purchases, sales, issuances, and settlements within the rollforward of Level 3 activity, which were effective for the Company beginning on January 1, 2011. See Note 3.

Consolidation of Investments in Separate Accounts

In April 2010, the FASB issued an accounting standard that clarifies that an insurance company should not combine any investments held in separate account interests with its interest in the same investment held in its general account when assessing the investment for consolidation. Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk. The standard also provides guidance on how an insurer should consolidate an investment fund when the insurer concludes that consolidation of an investment is required and the insurer's interest is through its general account in addition to any separate accounts. The new standard became effective for the Company on January 1, 2011. The adoption of this standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring

In April 2011, the FASB issued an accounting standard that amends the guidance for a creditor's evaluation of whether a restructuring is a troubled debt restructuring ("TDR") and requires additional disclosures about a creditor's troubled debt restructuring activities. The standard clarifies the existing guidance on the two criteria used by creditors to determine whether a modification or restructuring is a troubled debt restructuring: (i) whether the creditor has granted a concession and (ii) whether the debtor is experiencing financial difficulties. The standard became effective for the Company for interim and annual periods beginning on July 1, 2011. The Company applied the guidance in the accounting standard retrospectively for all modifications and restructuring activities that had occurred since January 1, 2011. For receivables that were considered impaired under the guidance, the Company was required to measure the impairment of those receivables prospectively in the first period of adoption. In addition, the Company must provide the disclosures about troubled debt restructuring activities in the period of adoption. The adoption of this standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.
See Note 4.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2010:

Consolidation of VIEs

In June 2009, the FASB issued an accounting standard that amends the guidance addressing consolidation of certain variable interest entities with an approach focused on identifying which enterprise has the power to direct the activities of a variable interest entity that most significantly affect the entity's economic performance and has (i) the obligation to absorb losses of the entity or (ii) the right to receive benefits from the entity. The standard also requires enhanced financial reporting by enterprises involved with variable interest entities. The adoption of the standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

In February 2010, the FASB also issued an update to the aforementioned accounting standard that defers the revised consolidation rules for variable interest entities with attributes of, or similar to, an investment company or money

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

market fund. The primary effect of this deferral is that the Company will continue to apply the consolidation rules in effect before the amended guidance discussed above for its interests in eligible entities.

Accounting for Embedded Credit Derivatives

In March 2010, the FASB issued an accounting standard that amends the accounting for embedded credit derivative features in structured securities that redistribute credit risk in the form of subordination of one financial instrument to another. The standard clarifies how to determine whether embedded credit derivative features, including those in CDOs, credit-linked notes ("CLNs"), synthetic CDOs and CLNs and other synthetic securities (e.g., commercial and residential mortgage-backed securities issued by securitization entities that wrote credit derivatives), are considered to be embedded derivatives that should be analyzed for potential bifurcation and separate accounting or, alternatively, for fair value accounting in connection with the application of the fair value option to the entire hybrid instrument. The Company adopted the standard on July 1, 2010. Upon adoption, the Company accounts for its investments in synthetic securities otherwise requiring bifurcation at fair value, with changes in fair value recognized in earnings. The adoption of this standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses

In July 2010, the FASB issued an accounting standard that requires enhanced disclosures about the credit quality of financing receivables that are not measured at fair value. This guidance requires a greater level of disaggregated information about the credit quality of financing receivables and the related allowance for credit losses. In addition, this guidance requires disclosure of credit quality indicators, past due information, and modifications of financing receivables. For nonpublic entities, the disclosures as of the end of a reporting period became effective for annual reporting periods ended on or after December 15, 2011. The disclosures about activity that occurs during a reporting period became effective for interim and annual reporting periods beginning on or after December 15, 2010. In January 2011, the FASB issued an accounting standard that temporarily deferred the effective date for disclosures on modifications of financing receivables by creditors. In April 2011, the FASB issued an accounting standard that amended the guidance for a creditor's evaluation of whether a restructuring is a troubled debt restructuring. In addition, this guidance requires additional disclosures about a creditor's troubled debt restructuring activities in interim and annual periods beginning on July 1, 2011.

3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

The Company carries certain financial instruments at fair value. The fair value of a financial instrument is the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between willing, able and knowledgeable market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Fair Value Hierarchy

Assets and liabilities recorded at fair value in the consolidated balance sheets are measured and classified in a hierarchy for disclosure purposes, consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values, as discussed below:

    . Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

    . Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

    . Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure the fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability.

Valuation Methodologies

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels noted above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

Incorporation of Credit Risk in Fair Value Measurements

    . The Company's Own Credit Risk. Fair value measurements for certain freestanding derivatives incorporate the Company's own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to the Company at the balance sheet date by reference to observable credit default swap ("CDS") or cash bond spreads. A derivative counterparty's net credit exposure to the Company is determined based on master netting agreements, when applicable, which take into consideration all derivative positions with the Company, as well as collateral posted by the Company with the counterparty at the balance sheet date.

    . Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for the Company to protect against its net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. The Company's net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to the Company by an independent third party. The Company utilizes an interest rate based on the benchmark London Interbank Offered Rate ("LIBOR") curve to derive its discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, management believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities - Trading and Available for Sale

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value in its available for sale and trading portfolios. Market price data is generally obtained from third party pricing vendors.

Management is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions. The Company employs independent third-party valuation service providers to gather, analyze, and interpret market information in order to derive fair value estimates for individual investments based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation services are reviewed and understood by the Company's management, via periodic discussion with and information provided by the valuation services. In addition, as discussed further below, control processes are applied to the fair values received from third-party valuation services to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions of comparable securities, benchmark yields, interest rate yield curves, credit spreads, currency rates, quoted prices for similar securities and other market--observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

The Company has control processes designed to ensure that the fair values received from third party valuation services are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. The Company assesses the reasonableness of individual security values received from valuation service providers through various analytical techniques, and has procedures to escalate related questions internally and to the third party valuation services for resolution. To assess the degree of pricing consensus among various valuation services for specific asset types, the Company has conducted comparisons of prices received from available sources. Management has used these comparisons to establish a hierarchy for the fair values received from third party valuations services to be used for particular security classes. The Company also validates prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When the Company's third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing widely accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types,

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

geographic concentrations, underlying loan vintages, loan delinquencies, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from third party valuation services, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and non-transferability, and such adjustments generally are based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review in order to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including RMBS, CMBS, CDOs, other ABS and fixed maturity securities issued by government sponsored entities and corporate entities.

Equity Securities - Available for Sale and Trading

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value marketable equity securities in its available for sale and trading portfolios. Market price data is generally obtained from exchange or dealer markets.

Partnerships and Other Invested Assets

The Company initially estimates the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, the Company generally obtains the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. The Company considers observable market data and performs certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement.

Short-Term Investments

For short-term investments that are measured at fair value, the carrying values of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Changes in the fair value of separate account assets are completely offset in the consolidated statements of income and comprehensive income by changes in separate account liabilities, which are not carried at fair value.

Derivative Assets and Liabilities

Derivative assets and liabilities can be exchange-traded or traded over-the-counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. The Company will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, third party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Policy Derivatives Included in Policyholder Contract Deposits

The fair value of embedded policy derivatives contained in certain variable annuity and equity-indexed annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience.

With respect to embedded policy derivatives in the Company's variable annuity contracts, because of the dynamic and complex nature of the expected cash flows, risk neutral valuations are used. Estimating the underlying cash flows for these products involves many estimates and judgments, including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior.

With respect to embedded derivatives in the Company's equity-indexed life and annuity contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and determinations on adjusting the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions. This methodology incorporates an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior.

The Company also incorporates its own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity and equity-indexed annuity and life contracts. Historically, the expected cash flows were discounted using the interest rate swap curve ("swap curve"), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a plain vanilla swap against the floating rate (e.g. LIBOR) leg of a related tenor. The swap curve was adjusted, as necessary, for anomalies between the swap curve and the U.S. Treasury yield curve. The non-performance risk adjustment also reflects a market participant's view of the Company's claims-paying ability and incorporates an additional spread to the swap curve used to value embedded policy derivatives.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present information about assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value measurement based on the levels of the inputs used:

                                                                              Counterparty      Cash
At December 31, 2012                                 Level 1  Level 2 Level 3 Netting (a)  Collateral (b) Total Fair Value
--------------------                                 -------- ------- ------- ------------ -------------- ----------------
                                                                                 (In Millions)
ASSETS:
Fixed maturity securities, available for sale:
   U.S. government obligations                       $     -- $   515 $    --    $  --         $  --          $    515
   Foreign government                                       7   2,545      --       --            --             2,552
   States, territories & political subdivisions            --   1,621     633       --            --             2,254
   Corporate debt                                          --  74,506   1,240       --            --            75,746
   RMBS                                                    --   9,972   4,957       --            --            14,929
   CMBS                                                    --   1,720   2,205       --            --             3,925
   CDO/ABS                                                 --   1,745   2,654       --            --             4,399
                                                     -------- ------- -------    -----         -----          --------
Total fixed maturity securities, available for sale         7  92,624  11,689       --            --           104,320
                                                     -------- ------- -------    -----         -----          --------
Hybrid securities:
   U.S. government obligations                             48     858      --       --            --               906
   RMBS                                                    --     117     127       --            --               244
   CMBS                                                    --      15      41       --            --                56
   CDO/ABS                                                 --       8     113       --            --               121
                                                     -------- ------- -------    -----         -----          --------
Total hybrid securities                                    48     998     281       --            --             1,327
                                                     -------- ------- -------    -----         -----          --------
Equity securities, available for sale:
   Common stocks                                           17      --       9       --            --                26
   Preferred stocks                                        --      31      26       --            --                57
                                                     -------- ------- -------    -----         -----          --------
Total equity securities, available for sale                17      31      35       --            --                83
                                                     -------- ------- -------    -----         -----          --------
Equity securities, trading:
   Common stocks                                          562      --      --       --            --               562
                                                     -------- ------- -------    -----         -----          --------
Total equity securities, trading                          562      --      --       --            --               562
                                                     -------- ------- -------    -----         -----          --------
Partnerships and other invested assets (c)                  1     404   1,905       --            --             2,310
Short-term investments (d)                                 90   3,103      --       --            --             3,193
Derivative assets:
   Interest rate contracts                                  1   1,283      --       --            --             1,284
   Foreign exchange contracts                              --      16      --       --            --                16
   Equity contracts                                        64      32      21       --            --               117
   Other contracts                                         --      --       2       --            --                 2
   Counterparty netting and cash collateral                --      --      --     (230)         (433)             (663)
                                                     -------- ------- -------    -----         -----          --------
Total derivative assets                                    65   1,331      23     (230)         (433)              756
                                                     -------- ------- -------    -----         -----          --------
Separate account assets                                26,642   1,300      --       --            --            27,942
                                                     -------- ------- -------    -----         -----          --------
       Total                                         $ 27,432 $99,791 $13,933    $(230)        $(433)         $140,493
                                                     ======== ======= =======    =====         =====          ========
LIABILITIES:
Policyholder contract deposits (e)                   $     -- $    76 $ 1,040    $  --         $  --          $  1,116
Derivative liabilities:
   Interest rate contracts                                 --   1,144       2       --            --             1,146
   Foreign exchange contracts                              --      43      --       --            --                43
   Counterparty netting and cash collateral                --      --      --     (230)            8              (222)
                                                     -------- ------- -------    -----         -----          --------
Total derivative liabilities                               --   1,187       2     (230)            8               967
                                                     -------- ------- -------    -----         -----          --------
       Total                                         $     -- $ 1,263 $ 1,042    $(230)        $   8          $  2,083
                                                     ======== ======= =======    =====         =====          ========

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                              Counterparty      Cash      Total Fair
At December 31, 2011                                 Level 1  Level 2 Level 3 Netting (a)  Collateral (b)   Value
--------------------                                 -------- ------- ------- ------------ -------------- ----------
                                                                        (In Millions)
ASSETS:
Fixed maturity securities, available for sale:
   U.S. government obligations                       $     -- $   547 $    --    $  --         $  --       $    547
   Foreign government                                      --   1,900      --       --            --          1,900
   States, territories & political subdivisions            --   1,201     482       --            --          1,683
   Corporate debt                                          --  72,596     978       --            --         73,574
   RMBS                                                    --   8,940   5,939       --            --         14,879
   CMBS                                                    --   1,699   1,900       --            --          3,599
   CDO/ABS                                                 --   1,452   1,951       --            --          3,403
                                                     -------- ------- -------    -----         -----       --------
Total fixed maturity securities, available for sale        --  88,335  11,250       --            --         99,585
                                                     -------- ------- -------    -----         -----       --------
Fixed maturity securities, trading:
   CDO/ABS                                                 --      --     953       --            --            953
                                                     -------- ------- -------    -----         -----       --------
Total fixed maturity securities, trading                   --      --     953       --            --            953
                                                     -------- ------- -------    -----         -----       --------
Hybrid securities:
   RMBS                                                    --      20     138       --            --            158
   CMBS                                                    --       8      --       --            --              8
   CDO/ABS                                                 --       7      13       --            --             20
                                                     -------- ------- -------    -----         -----       --------
Total hybrid securities                                    --      35     151       --            --            186
                                                     -------- ------- -------    -----         -----       --------
Equity securities, available for sale:
   Common stocks                                           18       4      36       --            --             58
   Preferred stocks                                        --      37      60       --            --             97
                                                     -------- ------- -------    -----         -----       --------
Total equity securities, available for sale                18      41      96       --            --            155
                                                     -------- ------- -------    -----         -----       --------
Partnerships and other invested assets (c)                  1     364   2,398       --            --          2,763
Short-term investments (d)                                146   1,304      --       --            --          1,450
Derivative assets:
   Interest rate contracts                                 --     159      --       --            --            159
   Foreign exchange contracts                              --   1,068      --       --            --          1,068
   Equity contracts                                        85      76       9       --            --            170
   Counterparty netting and cash collateral                --      --      --     (284)         (441)          (725)
                                                     -------- ------- -------    -----         -----       --------
Total derivative assets                                    85   1,303       9     (284)         (441)           672
                                                     -------- ------- -------    -----         -----       --------
Separate account assets                                23,732   1,371      --       --            --         25,103
                                                     -------- ------- -------    -----         -----       --------
       Total                                         $ 23,982 $92,753 $14,857    $(284)        $(441)      $130,867
                                                     ======== ======= =======    =====         =====       ========
LIABILITIES:
Policyholder contract deposits (e)                   $     -- $    -- $   800    $  --         $  --       $    800
Derivative liabilities:
   Interest rate contracts                                 --     433      10       --            --            443
   Foreign exchange contracts                              --     698      --       --            --            698
   Counterparty netting and cash collateral                --      --      --     (284)         (140)          (424)
                                                     -------- ------- -------    -----         -----       --------
Total derivative liabilities                               --   1,131      10     (284)         (140)           717
                                                     -------- ------- -------    -----         -----       --------
       Total                                         $     -- $ 1,131 $   810    $(284)        $(140)      $  1,517
                                                     ======== ======= =======    =====         =====       ========

(a)Represents netting of derivative exposures covered by a qualifying master netting agreement.
(b)Represents cash collateral posted and received.
(c)Amounts presented for partnerships and other invested assets in the tables above differ from the amounts presented in the consolidated balance sheets as these tables only include partnerships carried at estimated fair value on a recurring basis.
(d)Amounts exclude short-term investments that are carried at cost, which approximate fair value of $1.6 billion and $1.8 billion at December 31, 2012 and 2011, respectively.
(e)Amount presented for policyholder contract deposits in the tables above differ from the amounts presented in the consolidated balance sheets as these tables only include the GMWB embedded derivatives which are measured at estimated fair value on a recurring basis.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


At December 31, 2012 and 2011, Level 3 assets were 8.3 percent and 9.4 percent of total assets, respectively, and Level 3 liabilities were 0.7 percent and 0.6 percent of total liabilities, respectively.

Transfers of Level 1 and Level 2 Assets and Liabilities

The Company's policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company had no significant transfers between Level 1 and Level 2 during the year ended December 31, 2012.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during 2012 and 2011 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in the consolidated statements of income during 2012 and 2011 related to the Level 3 assets and liabilities that remained in the consolidated balance sheets at December 31, 2012 and 2011:





                                        Net Realized and   Accumulated
                             Fair Value Unrealized Gains      Other     Purchases, Sales,
                             Beginning  (Losses) included Comprehensive   Issuances and   Gross Transfers Gross Transfers
December 31, 2012             of Year       in Income     Income (Loss) Settlements, Net        In              Out
-----------------            ---------- ----------------- ------------- ----------------- --------------- ---------------
                                                                                     (In Millions)
ASSETS:
Fixed maturity securities,
  available for sale:
   States, territories &
     political
     subdivisions             $   482         $  40          $   (4)         $   153          $   41          $   (79)
   Corporate debt                 978           (10)             63              (42)            796             (545)
   RMBS                         5,939           174             944             (514)            297           (1,883)
   CMBS                         1,900            36             275               45              34              (85)
   CDO/ABS                      1,951           120              89              679             367             (552)
                              -------         -----          ------          -------          ------          -------
Total fixed maturity
  securities, available for
  sale                         11,250           360           1,367              321           1,535           (3,144)
                              -------         -----          ------          -------          ------          -------
Fixed maturity securities,
  trading:
   CDO/ABS                        953           175              --           (1,128)             --               --
                              -------         -----          ------          -------          ------          -------
Total fixed maturity
  securities, trading             953           175              --           (1,128)             --               --
                              -------         -----          ------          -------          ------          -------
Hybrid securities:
   RMBS                           138            35              --              (44)             --               (2)
   CMBS                            --             3              --               38              --               --
   CDO/ABS                         13            62              --               38              --               --
                              -------         -----          ------          -------          ------          -------
Total hybrid securities           151           100              --               32              --               (2)
                              -------         -----          ------          -------          ------          -------
Equity securities,
  available for sale:
   Common stocks                   36            15             (24)             (23)              5               --
   Preferred stocks                60             9             (25)             (17)              1               (2)
                              -------         -----          ------          -------          ------          -------
Total equity securities,
  available for sale               96            24             (49)             (40)              6               (2)
                              -------         -----          ------          -------          ------          -------
Partnerships and other
  invested assets               2,398           (26)            113             (125)            416             (871)
Derivative assets
   Equity contracts                 9             2              --                5               5               --
   Other contracts                 --            --              --                2              --               --
                              -------         -----          ------          -------          ------          -------
Total derivative assets             9             2              --                7               5               --
                              -------         -----          ------          -------          ------          -------
       Total                  $14,857         $ 635          $1,431          $  (933)         $1,962          $(4,019)
                              -------         -----          ------          -------          ------          -------
LIABILITIES:
Policyholder contract
  deposits                    $  (800)        $(181)         $  (72)         $    13          $   --          $    --
Derivative liabilities, net
   Interest rate
     contracts                    (10)            8              --               --              --               --
                              -------         -----          ------          -------          ------          -------
Total derivative
  liabilities, net                (10)            8              --               --              --               --
                              -------         -----          ------          -------          ------          -------
       Total                  $  (810)        $(173)         $  (72)         $    13          $   --          $    --
                              -------         -----          ------          -------          ------          -------

                                                 Changes in
                                                 Unrealized
                                               Gains (Losses)
                                                Included in
                                                 Income on
                                                Instruments
                             Fair Value End of Held at End of
December 31, 2012                  Year             Year
-----------------            ----------------- --------------

ASSETS:
Fixed maturity securities,
  available for sale:
   States, territories &
     political
     subdivisions                 $   633           $ --
   Corporate debt                   1,240             --
   RMBS                             4,957             --
   CMBS                             2,205             --
   CDO/ABS                          2,654             --
                                  -------           ----
Total fixed maturity
  securities, available for
  sale                             11,689             --
                                  -------           ----
Fixed maturity securities,
  trading:
   CDO/ABS                             --             --
                                  -------           ----
Total fixed maturity
  securities, trading                  --             --
                                  -------           ----
Hybrid securities:
   RMBS                               127             31
   CMBS                                41              4
   CDO/ABS                            113              1
                                  -------           ----
Total hybrid securities               281             36
                                  -------           ----
Equity securities,
  available for sale:
   Common stocks                        9             --
   Preferred stocks                    26             --
                                  -------           ----
Total equity securities,
  available for sale                   35             --
                                  -------           ----
Partnerships and other
  invested assets                   1,905             --
Derivative assets
   Equity contracts                    21             --
   Other contracts                      2             --
                                  -------           ----
Total derivative assets                23             --
                                  -------           ----
       Total                      $13,933           $ 36
                                  -------           ----
LIABILITIES:
Policyholder contract
  deposits                        $(1,040)          $196
Derivative liabilities, net
   Interest rate
     contracts                         (2)            --
                                  -------           ----
Total derivative
  liabilities, net                     (2)            --
                                  -------           ----
       Total                      $(1,042)          $196
                                  -------           ----

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)






                                        Net Realized and   Accumulated
                             Fair Value Unrealized Gains      Other     Purchases, Sales,
                             Beginning  (Losses) included Comprehensive   Issuances and   Gross Transfers Gross Transfers
December 31, 2011             of Year       in Income     Income (Loss) Settlements, Net        In              Out
-----------------            ---------- ----------------- ------------- ----------------- --------------- ---------------
                                                                                     (In Millions)
ASSETS:
Fixed maturity securities,
  available for sale:
   Foreign government         $    --         $  --           $  --          $    1           $    --         $    (1)
   States, territories &
     political
     subdivisions                 289            --              75             179                --             (61)
   Corporate debt               1,411             7             (52)             79             1,360          (1,827)
   RMBS                         3,831           (45)            269           1,402               498             (16)
   CMBS                         1,722             1              92              71                51             (37)
   CDO/ABS                      2,007            22              90            (256)              508            (420)
                              -------         -----           -----          ------           -------         -------
Total fixed maturity
  securities, available for
  sale                          9,260           (15)            474           1,476             2,417          (2,362)
                              -------         -----           -----          ------           -------         -------
Fixed maturity securities,
  trading:
   Corporate debt                  --            --              --              (2)                2              --
   CDO/ABS                        922            31              --              --                --              --
                              -------         -----           -----          ------           -------         -------
Total fixed maturity
  securities, trading             922            31              --              (2)                2              --
                              -------         -----           -----          ------           -------         -------
Hybrid securities:
   RMBS                            --           (15)             --             153                --              --
   CDO/ABS                         --            --              --              20                --              (7)
                              -------         -----           -----          ------           -------         -------
Total hybrid securities            --           (15)             --             173                --              (7)
                              -------         -----           -----          ------           -------         -------
Equity securities,
  available for sale:
   Common stocks                   49            23              (6)            (33)                8              (5)
   Preferred stocks                31            (1)             27              --                 3              --
                              -------         -----           -----          ------           -------         -------
Total equity securities,
  available for sale               80            22              21             (33)               11              (5)
                              -------         -----           -----          ------           -------         -------
Partnerships and other
  invested assets               2,576           (13)             78            (154)                3             (92)
Derivative assets
   Interest rate
     contracts                      1           (11)             --              10                --              --
   Equity contracts                22            (3)             --               5                --             (15)
                              -------         -----           -----          ------           -------         -------
Total derivative assets            23           (14)             --              15                --             (15)
                              -------         -----           -----          ------           -------         -------
       Total                  $12,861         $  (4)          $ 573          $1,475           $ 2,433         $(2,481)
                              -------         -----           -----          ------           -------         -------
LIABILITIES:
Policyholder contract
  deposits                    $  (361)        $(426)          $  --          $  (13)          $    --         $    --
Derivative liabilities, net
   Interest rate
     contracts                     --            --              --             (10)               --              --
                              -------         -----           -----          ------           -------         -------
Total derivative
  liabilities, net                 --            --              --             (10)               --              --
                              -------         -----           -----          ------           -------         -------
       Total                  $  (361)        $(426)          $  --          $  (23)          $    --         $    --
                              -------         -----           -----          ------           -------         -------

                                                 Changes in
                                                 Unrealized
                                               Gains (Losses)
                                                Included in
                                                 Income on
                                                Instruments
                             Fair Value End of Held at End of
December 31, 2011                  Year             Year
-----------------            ----------------- --------------

ASSETS:
Fixed maturity securities,
  available for sale:
   Foreign government             $    --           $ --
   States, territories &
     political
     subdivisions                     482             --
   Corporate debt                     978             --
   RMBS                             5,939             --
   CMBS                             1,900             --
   CDO/ABS                          1,951             --
                                  -------           ----
Total fixed maturity
  securities, available for
  sale                             11,250             --
                                  -------           ----
Fixed maturity securities,
  trading:
   Corporate debt                      --             --
   CDO/ABS                            953              5
                                  -------           ----
Total fixed maturity
  securities, trading                 953              5
                                  -------           ----
Hybrid securities:
   RMBS                               138            (22)
   CDO/ABS                             13             (1)
                                  -------           ----
Total hybrid securities               151            (23)
                                  -------           ----
Equity securities,
  available for sale:
   Common stocks                       36             --
   Preferred stocks                    60             --
                                  -------           ----
Total equity securities,
  available for sale                   96             --
                                  -------           ----
Partnerships and other
  invested assets                   2,398             --
Derivative assets
   Interest rate
     contracts                         --             --
   Equity contracts                     9             --
                                  -------           ----
Total derivative assets                 9             --
                                  -------           ----
       Total                      $14,857           $(18)
                                  -------           ----
LIABILITIES:
Policyholder contract
  deposits                        $  (800)          $ --
Derivative liabilities, net
   Interest rate
     contracts                        (10)            --
                                  -------           ----
Total derivative
  liabilities, net                    (10)            --
                                  -------           ----
       Total                      $  (810)          $ --
                                  -------           ----

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Net realized and unrealized gains and losses related to Level 3 items shown above are reported in the consolidated statements of income as follows:

                                                               Net Realized
                                               Net Investment   Investment
                                                   Income     Gains (Losses) Total
At December 31, 2012                           -------------- -------------- -----
                                                          (In Millions)
Fixed maturity securities, available for sale      $ 447          $ (87)     $ 360
Fixed maturity securities, trading                   175             --        175
Hybrid securities                                    100             --        100
Equity securities, available for sale                 --             24         24
Partnerships and other invested assets                28            (54)       (26)
Derivative assets                                     --              2          2
Policyholder contract deposits                        --           (181)      (181)
Derivative liabilities                                --             (8)        (8)


                                                               Net Realized
                                               Net Investment   Investment
                                                   Income     Gains (Losses) Total
At December 31, 2011                           -------------- -------------- -----
                                                          (In Millions)
Fixed maturity securities, available for sale       $335          $(350)     $ (15)
Fixed maturity securities, trading                    31             --         31
Hybrid securities                                    (15)            --        (15)
Equity securities, available for sale                 --             22         22
Partnerships and other invested assets                26            (39)       (13)
Derivative assets                                    (11)            (3)       (14)
Policyholder contract deposits                        --           (426)      (426)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the gross components of purchases, sales, issuances and settlements, net, shown above for Level 3 assets and liabilities:

                                                                                     Purchases,
                                                                                       Sales,
                                                                                     Issuances
                                                                                        and
                                                                                    Settlements,
December 31, 2012                                    Purchases  Sales   Settlements   Net (a)
-----------------                                    --------- -------  ----------- ------------
                                                                    (In Millions)
ASSETS:
Fixed maturity securities, available for sale:
   States, territories & political subdivisions       $  372   $  (201)   $   (18)    $   153
   Corporate debt                                        225      (169)       (98)        (42)
   RMBS                                                  628      (193)      (949)       (514)
   CMBS                                                  277      (131)      (101)         45
   CDO/ABS                                             1,379        --       (700)        679
                                                      ------   -------    -------     -------
Total fixed maturity securities, available for sale    2,881      (694)    (1,866)        321
                                                      ------   -------    -------     -------
Fixed maturity securities, trading:
   CDO/ABS                                                --        --     (1,128)     (1,128)
                                                      ------   -------    -------     -------
Total fixed maturity securities, trading                  --        --     (1,128)     (1,128)
                                                      ------   -------    -------     -------
Hybrid securities:
   RMBS                                                   --       (16)       (28)        (44)
   CMBS                                                   57       (19)        --          38
   CDO/ABS                                             1,133      (981)      (114)         38
                                                      ------   -------    -------     -------
Total hybrid securities                                1,190    (1,016)      (142)         32
                                                      ------   -------    -------     -------
Equity securities, available for sale:
   Common stocks                                          --       (23)        --         (23)
   Preferred stocks                                       60       (75)        (2)        (17)
                                                      ------   -------    -------     -------
Total equity securities, available for sale               60       (98)        (2)        (40)
                                                      ------   -------    -------     -------
Partnerships and other invested assets                   296        --       (421)       (125)
Derivative assets
   Equity contracts                                        5        --         --           5
   Other contracts                                         2        --         --           2
                                                      ------   -------    -------     -------
Total derivative assets                                    7        --         --           7
                                                      ------   -------    -------     -------
       Total                                          $4,434   $(1,808)   $(3,559)    $  (933)
                                                      ------   -------    -------     -------
LIABILITIES:
Policyholder contract deposits                        $   --   $   (22)   $    35     $    13
                                                      ------   -------    -------     -------

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                                   Purchases,
                                                                                     Sales,
                                                                                   Issuances
                                                                                      and
                                                                                  Settlements,
December 31, 2011                                    Purchases Sales  Settlements   Net (a)
-----------------                                    --------- -----  ----------- ------------
                                                                   (In Millions)
ASSETS:
Fixed maturity securities, available for sale:
   Foreign government                                 $    1   $  --    $    --      $    1
   States, territories & political subdivisions          179      --         --         179
   Corporate debt                                        350    (119)      (152)         79
   RMBS                                                2,476    (317)      (757)      1,402
   CMBS                                                  244     (21)      (152)         71
   CDO/ABS                                               397      (7)      (646)       (256)
                                                      ------   -----    -------      ------
Total fixed maturity securities, available for sale    3,647    (464)    (1,707)      1,476
                                                      ------   -----    -------      ------
Fixed maturity securities, trading:
   Corporate debt                                         --      --         (2)         (2)
                                                      ------   -----    -------      ------
Total fixed maturity securities, trading                  --      --         (2)         (2)
                                                      ------   -----    -------      ------
Hybrid securities:
   RMBS                                                  178      --        (25)        153
   CDO/ABS                                                20      --         --          20
                                                      ------   -----    -------      ------
Total hybrid securities                                  198      --        (25)        173
                                                      ------   -----    -------      ------
Equity securities, available for sale:
   Common stocks                                          --     (31)        (2)        (33)
   Preferred stocks                                       19     (19)        --          --
                                                      ------   -----    -------      ------
Total equity securities, available for sale               19     (50)        (2)        (33)
                                                      ------   -----    -------      ------
Partnerships and other invested assets                   238    (126)      (266)       (154)
Derivative assets
   Interest rate contracts                                10      --         --          10
   Equity contracts                                        5      --         --           5
                                                      ------   -----    -------      ------
Total derivative assets                                   15      --         --          15
                                                      ------   -----    -------      ------
       Total                                          $4,117   $(640)   $(2,002)     $1,475
                                                      ------   -----    -------      ------
LIABILITIES:
Policyholder contract deposits                        $   --   $ (18)   $     5      $  (13)
Derivative liabilities, net
   Interest rate contracts                               (10)     --         --         (10)
                                                      ------   -----    -------      ------
Total derivative liabilities, net                        (10)     --         --         (10)
                                                      ------   -----    -------      ------
       Total                                          $  (10)  $ (18)   $     5      $  (23)
                                                      ------   -----    -------      ------

(a)There were no issuances during the years ended December 31, 2012 and 2011.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2012 and 2011 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Transfers of Level 3 Assets and Liabilities

The Company's policy is to record transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


During the year ended December 31, 2012, transfers into Level 3 included certain RMBS, CMBS, CDO/ABS, private placement corporate debt and certain private equity funds and hedge funds. Transfers of certain RMBS and certain CDO/ABS into Level 3 were related to decreased observations of market transactions and price information for those securities. The transfers of investments in certain other RMBS and CMBS into Level 3 were due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. Transfers of private placement corporate debt and certain other ABS into Level 3 were primarily the result of limited market pricing information that required the Company to determine fair value for these securities based on inputs that are adjusted to better reflect the Company's own assumptions regarding the characteristics of a specific security or associated market liquidity. Certain private equity fund and hedge fund investments were transferred into Level 3 due to these investments being carried at fair value and no longer being accounted for using the equity method of accounting, consistent with the changes to the Company's influence over the respective investments. Other hedge fund investments were transferred into Level 3 as a result of limited market activity due to fund-imposed redemption restrictions.

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant input(s) becoming observable or a long-term interest rate significant to a valuation becoming short-term and thus observable. In addition, transfers out of Level 3 assets also occur when investments are no longer carried at fair value as the result of a change in the applicable accounting methodology, given changes in the nature and extent of the Company's ownership interest. During the year ended December 31, 2012, transfers out of Level 3 assets primarily related to certain RMBS, ABS, investments in private placement corporate debt and private equity funds and hedge funds. Transfers of certain RMBS out of Level 3 assets were based on consideration of the market liquidity as well as related transparency of pricing and associated observable inputs for these investments. Transfers of ABS and private placement corporate debt out of Level 3 assets were primarily the result of the Company using observable pricing information that reflects the fair value of those securities without the need for adjustment based on the Company's own assumptions regarding the characteristics of a specific security or the current liquidity in the market. The removal of fund-imposed redemption restrictions, as well as certain fund investments becoming subject to the equity method of accounting based on our level of influence over the respective investments, resulted in the transfer of certain hedge fund and private equity fund investments out of Level 3.

The Company had no transfers of liabilities into or out of Level 3 during the year ended December 31, 2012.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Quantitative Information About Level 3 Fair Value Measurements

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to the Company, such as data from pricing vendors and from internal valuation models. Because input information with respect to certain Level 3 instruments may not be reasonably available to the Company, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                                  Fair Value at                                                                Range
                                December 31, 2012 Valuation Technique     Unobservable Input (a)       (Weighted Average)(a)
                                ----------------- -------------------- ------------------------------ -------------------------
                                  (In Millions)
ASSETS:
RMBS                                 $4,500       Discounted cash flow  Constant prepayment rate (c)    0.00% - 11.22% (5.46%)
                                                                                   Loss severity (c)  39.40% - 78.75% (59.08%)
                                                                           Constant default rate (c)    3.45% - 12.63% (8.04%)
                                                                                           Yield (c)    2.99% - 10.08% (6.53%)
Certain CDO/ABS                         568       Discounted cash flow  Constant prepayment rate (c)   0.00% - 50.61% (18.40%)
                                                                           Constant default rate (c)     0.00% - 0.31% (0.02%)
                                                                                           Yield (c)     0.30% - 5.51% (2.91%)
CMBS                                  1,454       Discounted cash flow                     Yield (b)    0.00% - 17.57% (8.33%)
LIABILITIES:
Policyholder contract deposits        1,040       Discounted cash flow Equity implied volatility (b)            6.00% - 39.00%
                                                                                Base lapse rates (b)            1.00% - 40.00%
                                                                             Dynamic lapse rates (b)            0.20% - 60.00%
                                                                                 Mortality rates (b)            0.50% - 40.00%
                                                                               Utilization rates (b)            0.50% - 25.00%

(a)The unobservable inputs and ranges for the constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by the Company. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by the Company because there are other factors relevant to the specific tranches owned by the Company including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b)Represents discount rates, estimates and assumptions that the Company believes would be used by market participants when valuing these assets and liabilities.
(c)Information received from independent third-party valuation service providers.

The ranges of reported inputs for Corporate debt, RMBS, CDO/ABS, and CMBS valued using a discounted cash flow technique consist of +/--one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to the Company's risk management practices that might offset risks inherent in these investments.

Sensitivity to Changes in Unobservable Inputs

The Company considers unobservable inputs to be those for which market data is not available and that are developed using the best information available to the Company about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following is a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs discussed below. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


RMBS and Certain CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by third-party valuation service providers are constant prepayment rates ("CPR"), constant default rates ("CDR"), loss severity, and yield. A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in yield, CPR, CDR, and loss severity, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

Policyholder contract deposits

The significant unobservable inputs used for embedded derivatives in policyholder contract deposits measured at fair value, mainly GMWB for variable annuity products, are equity volatility, mortality rates, lapse rates and utilization rates. Mortality, lapse and utilization rates may vary significantly depending upon age groups and duration. In general, increases in volatility and utilization rates will increase the fair value, while increases in lapse rates and mortality rates will decrease the fair value of the liability associated with the GMWB.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Investments in Certain Entities Carried at Fair Value Using Net Asset Value Per Share

The following table includes information related to the Company's investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring or non-recurring basis, the Company uses the net asset value per share as a practical expedient for fair value.




                                    Investment Category Includes
                            ---------------------------------------------

INVESTMENT CATEGORY
Private equity funds:
   Leveraged buyout         Debt and/or equity investments made as
                            part of a transaction in which assets of
                            mature companies are acquired from the
                            current shareholders, typically with the use
                            of financial leverage.
   Non-U.S.                 Investments that focus primarily on Asian
                            and European based buyouts, expansion
                            capital, special situations, turnarounds,
                            venture capital, mezzanine and distressed
                            opportunities strategies.
   Venture capital          Early-stage, high-potential, growth
                            companies expected to generate a return
                            through an eventual realization event, such
                            as an initial public offering or sale of the
                            company.
   Distressed               Securities of companies that are already in
                            default, under bankruptcy protection, or
                            troubled.
   Other                    Real estate, energy, multi-strategy,
                            mezzanine, and industry-focused strategies.

Total private equity funds

Hedge funds:
   Event-driven             Securities of companies undergoing
                            material structural changes, including
                            mergers, acquisitions and other
                            reorganizations.
   Long-short               Securities that the manager believes are
                            undervalued, with corresponding short
                            positions to hedge market risk.
   Distressed               Securities of companies that are already in
                            default, under bankruptcy protection or
                            troubled.
   Other                    Non-U.S. companies, futures and
                            commodities, macro and multi-strategy and
                            industry-focused strategies.

Total hedge funds

Total

                                 December 31, 2012            December 31, 2011
                            ---------------------------- ----------------------------
                            Fair Value Using  Unfunded   Fair Value Using  Unfunded
                            Net Asset Value  Commitments Net Asset Value  Commitments
                            ---------------- ----------- ---------------- -----------
                                                  (In Millions)
INVESTMENT CATEGORY
Private equity funds:
   Leveraged buyout              $1,020         $224          $1,042         $263




   Non-U.S.                           7            1              12            8




   Venture capital                   55            9             141           11




   Distressed                        63           12             117           35


   Other                            116           32             468          126

                                 ------         ----          ------         ----
Total private equity funds        1,261          278           1,780          443
                                 ------         ----          ------         ----
Hedge funds:
   Event-driven                     319            2             338            2



   Long-short                       395           --             242           --


   Distressed                       261           --             192            5


   Other                             52           --             173           --


                                 ------         ----          ------         ----
Total hedge funds                 1,027            2             945            7
                                 ------         ----          ------         ----
Total                            $2,288         $280          $2,725         $450
                                 ======         ====          ======         ====

Private equity fund investments included above are not redeemable, as distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments. At December 31, 2012, assuming average original expected lives of 10 years for the funds, 49 percent of the total fair value using net asset value or its equivalent above would have expected remaining lives of less than three years, 49 percent between three and seven years and 2 percent between seven and 10 years.

At December 31, 2012, hedge fund investments included above are redeemable quarterly (34 percent), semi-annually (17 percent) and annually (49 percent), with redemption notices ranging from 30 days to 180 days. More than 73 percent require redemption notices of less than 90 days. Investments representing approximately 100 percent of the value of the hedge fund investments cannot be redeemed, either in whole or in part, because the investments

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

include various restrictions. The majority of these restrictions were put in place prior to 2009 and do not have stated end dates. The restrictions that have pre-defined end dates are generally expected to be lifted by the end of 2013. The partial restrictions relate to certain hedge funds that hold at least one investment that the fund manager deems to be illiquid.

Fair Value Option - Fixed Maturity Securities, Trading, Hybrid Securities and Policyholder Contract Deposits

The Company may elect to measure financial instruments at fair value and certain other assets and liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings.

The Company has elected fair value accounting for its economic interest in ML
II. The Company recorded gains of $177 million, $30 million and $375 million in the years ended December 31, 2012, 2011 and 2010, respectively, to reflect the change in the fair value of ML II, which were reported as a component of net investment income in the consolidated statements of income.

The Company has elected fair value accounting for its hybrid securities. Net unrealized gains (losses) included in net investment income on the consolidated statements of income were $206 million and $(24) million for the years ended December 31, 2012 and 2011, respectively. The Company did not invest in any hybrid securities in 2010.

In 2011, the Company assumed GIC liabilities, which are reported in policyholder contract deposits on the balance sheets, from AIG Matched Funding Corp. ("AIGMFC"). AIGMFC had elected fair value accounting for its GIC liabilities and the Company will maintain this election. The change in the fair value of the GIC liabilities were $(3) million and $78 million in the years ended December 31, 2012 and 2011, respectively, and were reported in policyholder benefits in the statements of income. The change in the value of the GIC liabilities was partially offset with swaps used to hedge the Company's interest rate risk. See Note 16 for additional information.

Fair Value Measurements on a Non-Recurring Basis

The Company measures the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. See Note 2 herein for additional information about how the Company tests various asset classes for impairment.

Fair Value Information about Financial Instruments Not Measured at Fair Value

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

Mortgage and Other Loans Receivable

Fair values of mortgage loans were estimated for disclosure purposes using discounted cash flow calculations based upon discount rates the Company believes market participants would use in determining the price that they would pay for such assets. For certain loans, the Company's current incremental lending rates for similar type loans is used as the discount rate, as it is believed that this rate approximates the rate that market participants would use. Fair values of collateral, commercial and guaranteed loans were estimated principally by using independent pricing services, broker quotes and other independent information.

Policy Loans

The fair values of the policy loans are generally estimated based on unpaid principal amount as of each reporting date, or in some cases, based on the present value of the loans using a discounted cash flow model.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Partnerships and Other Invested Assets

The majority of partnerships and other invested assets that are not measured at fair value represent investments in hedge funds, private equity funds and other investment partnerships for which the Company uses the equity method of accounting. The fair value of the Company's investment in these funds is measured based on the Company's share of the funds' reported net asset value.

Short-Term Investments

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

Policyholder Contract Deposits Associated with Investment-type Contracts

Fair value for policyholder contract deposits associated with investment-type contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Where no similar contracts are being offered, the discount rate is the appropriate tenor swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

The following table presents the estimated fair value and carrying value of the Company's financial instruments not measured at fair value and indicates the level of the estimated fair value measurement based on the levels of the inputs used:

                                             Estimated Fair Value
                                        -------------------------------
                                                                        Carrying
                                        Level 1 Level 2 Level 3  Total   Value
                                        ------- ------- ------- ------- --------
                                                     (In Millions)
December 31, 2012
ASSETS
Mortgage and other loans receivable      $ --   $  189  $ 8,906 $ 9,095 $ 8,245
Policy loans                               --       --    1,587   1,587   1,587
Partnerships and other invested assets     --       54       --      54      54
Short-term investments                     --    1,600       --   1,600   1,600
Cash                                      325       --       --     325     325
LIABILITIES
Policyholder contract deposits (a)         --      245   64,115  64,360  57,452
Notes payable                              --       --      224     224     240
December 31, 2011 (b)
ASSETS
Mortgage and other loans receivable                             $ 9,137 $ 8,418
Policy loans                                                      1,920   1,642
Partnerships and other invested assets                               59      59
Short-term investments                                            1,756   1,756
Cash                                                                292     292
LIABILITIES
Policyholder contract deposits (a)                               58,139  52,352
Notes payable                                                       349     376

(a)Net embedded derivatives within liability host contracts are presented within policyholder contract deposits.
(b)Estimated fair value measurement based on the levels of the inputs used is not required for 2011.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Available for Sale Securities

The amortized cost or cost, gross unrealized gains and losses, and fair value of fixed maturity and equity securities available for sale by major category were as follows:

                                                                                                 Other-Than-
                                                                    Gross      Gross              Temporary
                                                      Amortized   Unrealized Unrealized  Fair    Impairments
                                                     Cost or Cost   Gains      Losses    Value   in AOCI (a)
                                                     ------------ ---------- ---------- -------- -----------
                                                                          (In Millions)
December 31, 2012
Fixed maturity securities, available for sale:
   U.S. government obligations                         $   413     $   102     $  --    $    515    $  --
   Foreign government                                    2,243         317        (8)      2,552       --
   States, territories & political subdivisions          2,015         245        (6)      2,254       --
   Corporate debt                                       66,448       9,607      (309)     75,746       79
   RMBS                                                 13,641       1,506      (218)     14,929      469
   CMBS                                                  3,462         546       (83)      3,925      185
   CDO/ABS                                               4,217         256       (74)      4,399       43
                                                       -------     -------     -----    --------    -----
Total fixed maturity securities, available for sale     92,439      12,579      (698)    104,320      776
Equity securities, available for sale:
   Common stocks                                            12          14        --          26       --
   Preferred stocks                                         42          15        --          57       --
                                                       -------     -------     -----    --------    -----
Total equity securities, available for sale                 54          29        --          83       --
Investment in AIG                                           10          --        (6)          4       --
                                                       -------     -------     -----    --------    -----
Total                                                  $92,503     $12,608     $(704)   $104,407    $ 776
                                                       =======     =======     =====    ========    =====

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                                                Other-Than-
                                                                    Gross      Gross             Temporary
                                                      Amortized   Unrealized Unrealized  Fair   Impairments
                                                     Cost or Cost   Gains      Losses    Value  in AOCI (a)
                                                     ------------ ---------- ---------- ------- -----------
                                                                         (In Millions)
December 31, 2011
Fixed maturity securities, available for sale:
   U.S. government obligations                         $   422      $  125    $    --   $   547    $  --
   Foreign government                                    1,704         204         (8)    1,900       --
   States, territories & political subdivisions          1,491         198         (6)    1,683       --
   Corporate debt                                       66,654       7,780       (860)   73,574       66
   RMBS                                                 14,929         774       (824)   14,879     (228)
   CMBS                                                  3,475         352       (228)    3,599      120
   CDO/ABS                                               3,397         213       (207)    3,403       14
                                                       -------      ------    -------   -------    -----
Total fixed maturity securities, available for sale     92,072       9,646     (2,133)   99,585      (28)
Equity securities, available for sale:
   Common stocks                                            28          33         (3)       58       --
   Preferred stocks                                         54          43         --        97       --
                                                       -------      ------    -------   -------    -----
Total equity securities, available for sale                 82          76         (3)      155       --
Investment in AIG                                           10          --         (7)        3       --
                                                       -------      ------    -------   -------    -----
Total                                                  $92,164      $9,722    $(2,143)  $99,743    $ (28)
                                                       -------      ------    -------   -------    -----

(a)Represents the amount of other-than-temporary impairment losses recognized in accumulated other comprehensive income. This amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

The following table summarizes the Company's fair values and gross unrealized losses on fixed maturity and equity securities available for sale, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2012 and 2011:

                                                     Less than 12 Months 12 Months or More       Total
                                                     ------------------  ----------------  ----------------
                                                               Gross              Gross             Gross
                                                     Fair    Unrealized  Fair   Unrealized Fair   Unrealized
                                                     Value     Losses    Value    Losses   Value    Losses
                                                     ------  ----------  ------ ---------- ------ ----------
                                                                         (In Millions)
December 31, 2012
Fixed maturity securities, available for sale:
   Foreign government                                $  378    $  (8)    $    3   $  --    $  381   $  (8)
   States, territories & political subdivisions         326       (6)         1      --       327      (6)
   Corporate debt                                     4,111     (131)     2,048    (178)    6,159    (309)
   RMBS                                                 142       (2)       959    (216)    1,101    (218)
   CMBS                                                  86       (2)       278     (81)      364     (83)
   CDO/ABS                                              882      (22)       716     (52)    1,598     (74)
                                                     ------    -----     ------   -----    ------   -----
Total fixed maturity securities, available for sale   5,925     (171)     4,005    (527)    9,930    (698)
Investment in AIG                                        --       --          4      (6)        4      (6)
                                                     ------    -----     ------   -----    ------   -----
Total                                                $5,925    $(171)    $4,009   $(533)   $9,934   $(704)
                                                     ------    -----     ------   -----    ------   -----

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                     Less than 12 Months 12 Months or More       Total
                                                     -----------------   ----------------  -----------------
                                                                Gross             Gross              Gross
                                                      Fair    Unrealized Fair   Unrealized  Fair   Unrealized
                                                      Value     Losses   Value    Losses    Value    Losses
                                                     -------  ---------- ------ ---------- ------- ----------
                                                                          (In Millions)
December 31, 2011
Fixed maturity securities, available for sale:
   Foreign government                                $   233    $  (8)   $   --  $    --   $   233  $    (8)
   States, territories & political subdivisions           12       (1)       40       (5)       52       (6)
   Corporate debt                                      7,152     (433)    3,069     (427)   10,221     (860)
   RMBS                                                3,562     (281)    1,975     (543)    5,537     (824)
   CMBS                                                  809      (81)      425     (147)    1,234     (228)
   CDO/ABS                                               676      (21)      884     (186)    1,560     (207)
                                                     -------    -----    ------  -------   -------  -------
Total fixed maturity securities, available for sale   12,444     (825)    6,393   (1,308)   18,837   (2,133)
Equity securities, available for sale:
   Common stocks                                           8       (3)       --       --         8       (3)
                                                     -------    -----    ------  -------   -------  -------
Total equity securities, available for sale                8       (3)       --       --         8       (3)
Investment in AIG                                          2       (7)       --       --         2       (7)
                                                     -------    -----    ------  -------   -------  -------
Total                                                $12,454    $(835)   $6,393  $(1,308)  $18,847  $(2,143)
                                                     =======    =====    ======  =======   =======  =======

As of December 31, 2012, the Company held 1,337 individual fixed maturity and equity securities that were in an unrealized loss position, of which 678 individual securities were in a continuous unrealized loss position for twelve months or more.

The Company did not recognize in earnings the unrealized losses on these fixed maturity securities at December 31, 2012, because management neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. Furthermore, management expects to recover the entire amortized cost basis of these securities. In performing this evaluation, management considered the recovery periods for securities in previous periods of broad market declines. For fixed maturity securities with significant declines, management performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other market available data.

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity as of December 31, 2012:

                                                             Total Fixed Maturity Available
                                                             for Sale Securities
                                                             ------------------------------
                                                             Amortized
                                                               Cost         Fair Value
                                                             ---------      ----------
                                                                   (In Millions)
Due in one year or less                                       $ 2,827        $  2,898
Due after one year through five years                          10,806          11,742
Due after five years through ten years                         27,555          30,897
Due after ten years                                            29,931          35,530
Mortgage-backed, asset-backed and collateralized securities    21,320          23,253
                                                              -------        --------
Total fixed maturity securities available for sale            $92,439        $104,320
                                                              =======        ========

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity.

The Company's investments at December 31, 2012 and 2011 did not include any investments in a single issuer that exceeded 10 percent of the Company's consolidated shareholder's equity.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Trading Securities

ML II

On December 12, 2008, the Company and certain other wholly owned U.S. life insurance subsidiaries of AIG sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of RMBS. In exchange for the RMBS, the life insurance companies received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1.0 billion plus participation in the residual cash flows, each of which is subordinated to the repayment of a loan from the Federal Reserve Bank of New York ("New York Fed") to ML II.

Neither AIG nor the Company had any control rights over ML II. The Company determined that ML II was a VIE and the Company was not the primary beneficiary. The transfer of RMBS to ML II was accounted for as a sale. The Company elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value. This interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See Note 3 herein for further discussion of the Company's fair value methodology and the valuation of ML II.

As the controlling member of ML II, the New York Fed directed ML II to sell its RMBS assets through a series of auctions held since 2011. Proceeds from the sale of the RMBS assets were used to repay in full the New York Fed's loan to ML II and the Company's deferred purchase price, including any accrued interest due, in accordance with the terms of the definitive agreements governing the sale of the RMBS assets, with any residual interests shared between the New York Fed and the domestic securities lending program participants.

Through a series of transactions that occurred during 2012, the New York Fed initiated the sales of the remaining securities held by ML II. These sales resulted in the Company receiving principal payments of $157 million on March 1, 2012 and additional cash receipts of $972 million on March 15, 2012 from ML II that consisted of $563 million, $82 million, and $327 million in principal, contractual interest and residual cash flows, respectively, effectively monetizing the Company's ML II interests.

The total amount received of $1.13 billion by the Company from ML II was remitted as a return of capital to the Company's intermediate parent company and ultimately remitted to AIG.

Net unrealized gains (losses) included in the consolidated statements of income from fixed maturity securities classified as trading securities in 2012, 2011 and 2010 were $(155) million, $5 million, and $350 million, respectively.

Invested Assets on Deposit and Pledged as Collateral

The invested assets on deposit, and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for cash and cash equivalents, short-term investments, fixed maturity and other securities.

                                                                  December 31, December 31,
                                                                      2012         2011
                                                                  ------------ ------------
                                                                        (In Millions)
Invested assets on deposit:
   Regulatory agencies                                                $ 87         $95
Invested assets pledged as collateral:
   Advance agreements - Federal Home Loan Bank of Dallas                15          20
   Advance agreements - Federal Home Loan Bank of Cincinnati            15          14
   Advance agreements - Federal Home Loan Bank of San Francisco         25          25
   FHLB collateral                                                     283          --

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


SECURITIES LENDING

During 2012, the Company began utilizing a securities lending program to supplement liquidity or for other uses as deemed appropriate by management. Under these programs, the Company lends securities to financial institutions and receives collateral equal to 102 percent of the fair value of the loaned securities. Reinvestment of cash collateral received is restricted to highly liquid short-term investments. The Company is obligated to return the cash collateral received to its counterparties. Elements of the securities lending program are presented below as of December 31:

                                                               2012
                                                           -------------
                                                           (In Millions)
       Securities on loan: (a)
          Amortized cost..................................    $1,234
          Estimated fair value............................     1,420
       Cash collateral on deposit from counterparties (b)      1,466
       Reinvestment portfolio - estimated fair value           1,466

(a)Included within Fixed maturity securities, available for sale on the consolidated balance sheets.
(b)Included within Short-term investments on the consolidated balance sheets. Liability is reported in securities lending payable.

MORTGAGE LOANS ON REAL ESTATE

At December 31, 2012, the Company had direct U.S. commercial mortgage loan exposure of $7.9 billion. At that date, substantially all of the U.S. loans were current.

The U.S. commercial loan exposure by state and type of loan, at December 31, 2012, were as follows:

State         # of Loans Amount * Apartments Offices Retails Industrials Hotels Others % of Total
-----         ---------- -------- ---------- ------- ------- ----------- ------ ------ ----------
                                                ($ In Millions)
California       138      $1,736     $ 58    $  481  $  193     $431      $221   $352     22.0%
New York          64       1,075      157       658      74       29        44    113     13.6%
New Jersey        51         729      373       150     164        3        --     39      9.2%
Texas             37         464       27       196      51      115        53     22      5.9%
Pennsylvania      51         425       54        95     145      107        17      7      5.4%
Other states     321       3,475      281     1,375     813      192       356    458     43.9%
                 ---      ------     ----    ------  ------     ----      ----   ----    -----
   Total         662      $7,904     $950    $2,955  $1,440     $877      $691   $991    100.0%
                 ===      ======     ====    ======  ======     ====      ====   ====    =====

* Excludes portfolio valuation allowance

The following table presents the credit quality indicators for commercial mortgage loans:

                                                                            Class
                                                     ----------------------------------------------------
                                          # of Loans Apartments Offices Retails Industrials Hotels Others Total  % of Total
December 31, 2012                         ---------- ---------- ------- ------- ----------- ------ ------ ------ ----------
                                                                           ($ In Millions)
Credit Quality Indicator:
   In good standing                          646        $941    $2,835  $1,414     $875      $691   $912  $7,668    97.0%
   Restructured (a)                           12           9       107      --        2        --     27     145     1.8%
   90 days or less delinquent                 --          --        --      --       --        --     --      --     0.0%
   >90 days delinquent or in process of
     foreclosure                               4          --        13      26       --        --     52      91     1.2%
                                             ---        ----    ------  ------     ----      ----   ----  ------   -----
Total (b)                                    662        $950    $2,955  $1,440     $877      $691   $991  $7,904   100.0%
                                             ===        ====    ======  ======     ====      ====   ====  ======   =====
Valuation allowance                                     $  2    $   39  $   13     $  1      $  1   $ 23  $   79     1.0%
                                             ---        ----    ------  ------     ----      ----   ----  ------   -----

(a)Loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.
(b)Does not reflect valuation allowances.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company owns mortgages with a carrying value of $82 million and $84 million on certain properties that are owned by an affiliate, AIG Global Real Estate Investment Corporation at December 31, 2012 and 2011, respectively.

As discussed in Note 2 - Summary of Significant Accounting Policies, the Company establishes a specific reserve when it is probable that the Company will be unable to collect all amounts due under the contractual terms of the loan agreement, and a general reserve for probable incurred but not specifically identified losses.

A significant majority of commercial mortgage loans in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for the Company to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

The Company's mortgage and other loan valuation allowance activity are as follows:

                                                         2012  2011   2010
                                                         ----  ----  -----
                                                           (In Millions)
     Allowance, beginning of year                        $233  $319  $ 330
        Additions (reductions) to allowance for losses    (62)  (32)   179
        Charge-offs, net of recoveries                    (16)  (54)  (190)
                                                         ----  ----  -----
     Allowance, end of year                              $155  $233  $ 319
                                                         ----  ----  -----

The Company's impaired mortgage loans are as follows:

                                                      2012  2011  2010
                                                      ----  ----  ----
                                                        (In Millions)
         Impaired loans with valuation allowances     $ 75  $108  $288
         Impaired loans without valuation allowances     7    69   179
                                                      ----  ----  ----
            Total impaired loans                        82   177   467
         Valuation allowances on impaired loans        (27)  (18)  (58)
                                                      ----  ----  ----
            Impaired loans, net                       $ 55  $159  $409
                                                      ====  ====  ====

The Company recognized $4 million, $10 million and $15 million in interest income on the above impaired mortgage loans for the years ended December 31, 2012, 2011 and 2010, respectively.

Troubled Debt Restructurings

The Company modifies loans to optimize their returns and improve their collectability, among other things. When such a modification is undertaken with a borrower that is experiencing financial difficulty and the modification involves the Company granting a concession to the troubled debtor, the modification is deemed to be a TDR. The Company assesses whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal forgiveness, payment deferrals and easing of loan covenants.

The Company held $11 million and $153 million of commercial mortgage loans that had been modified in a TDR at December 31, 2012 and 2011, respectively. The Company had no other loans that had been modified in a TDR. At December 31, 2012 these commercial mortgage loans had no related total allowances for credit losses. At December 31, 2011, these commercial mortgage loans had related total allowances for credit losses of $23 million.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The commercial mortgage loans modified in a TDR are included among the restructured loans in the credit quality indicators table above, as they are all performing according to the restructured terms.

As the result of each loan's TDR, the Company assessed the adequacy of any additional allowance for credit losses with respect to such loans, and in all cases no additional allowance for credit losses, aside from the one that had already been provided for each loan prior to their 2012 and 2011 restructurings, was deemed necessary. In certain cases, based on an assessment of amounts deemed uncollectible, a portion of a loan restructured in a TDR may be charged off against the allowance for credit losses.

PARTNERSHIPS

Investments in partnerships totaled $6.6 billion and $6.5 billion at December 31, 2012 and 2011, respectively, and were comprised of 492 partnerships and 518 partnerships, respectively. These partnerships consist primarily of hedge funds and are managed by independent money managers who invest in equity securities, fixed maturity securities and real estate. The risks generally associated with these partnerships include those related to their underlying investments (i.e. equity securities, debt securities and real estate), plus a level of illiquidity, which is mitigated, to some extent, by the existence of contractual termination/withdrawal provisions.

INVESTMENT INCOME

Investment income by type of investment was as follows for the years ended December 31:

                                                   2012    2011    2010
                                                  ------  ------  ------
                                                       (In Millions)
      Investment income:
         Fixed maturities                         $5,792  $5,404  $5,970
         Equity securities                            67       2       6
         Mortgage and other loans                    526     540     535
         Policy loans                                102     106     111
         Investment real estate                       73      59      39
         Partnerships and other invested assets      650     508     648
         Securities Lending                            2      --       3
         Other investment income                      12      12      35
                                                  ------  ------  ------
      Gross investment income                      7,224   6,631   7,347
      Investment expenses                           (223)   (191)   (134)
                                                  ------  ------  ------
      Net investment income                       $7,001  $6,440  $7,213
                                                  ======  ======  ======

The carrying value of investments that produced no investment income during 2012 was $178 million, which is less than 0.1 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


NET REALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) by type of investment were as follows for the years ended December 31:

                                                          2012    2011   2010
                                                         ------  -----  -----
                                                             (In Millions)
 Sales of fixed maturity securities, available for sale  $1,506  $ 760  $ 747
 Sales of equity securities, available for sale              25     30     58
 Mortgage and other loans                                    73     55   (139)
 Investment real estate                                      12     15      1
 Partnerships and other invested assets                     (21)  (144)     5
 Derivatives                                               (669)  (336)  (226)
 Securities lending collateral, including other-than-
   temporary impairments                                     --     --    112
 Other-than-temporary impairments                          (379)  (598)  (962)
                                                         ------  -----  -----
 Net realized investment gains (losses) before taxes     $  547  $(218) $(404)
                                                         ======  =====  =====

The following table presents the gross realized gains and gross realized losses from sales or redemptions of the Company's available for sale securities as follows for the years ended December 31:

                                 2012              2011              2010
                           ----------------  ----------------  ----------------
                            Gross    Gross    Gross    Gross    Gross    Gross
                           Realized Realized Realized Realized Realized Realized
                            Gains    Losses   Gains    Losses   Gains    Losses
                           -------- -------- -------- -------- -------- --------
                                               (In Millions)
Fixed maturity securities   $1,598    $(92)    $821     $(61)    $833     $(86)
Equity securities               31      (6)      37       (7)      61       (3)
                            ------    ----     ----     ----     ----     ----
Total                       $1,629    $(98)    $858     $(68)    $894     $(89)
                            ======    ====     ====     ====     ====     ====

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


CREDIT IMPAIRMENTS

The following table presents a rollforward of the cumulative credit loss component of other-than-temporary impairments recognized in earnings for available for sale fixed maturity securities held by the Company, and includes structured, corporate, municipal and sovereign fixed maturity securities for the years ended December 31:

                                                                        2012    2011    2010
                                                                       ------  ------  ------
                                                                            (In Millions)
Balance, beginning of year                                             $2,775  $2,762  $2,371
Increases due to:
   Credit impairments on new securities subject to impairment losses       96     177     364
   Additional credit impairments on previously impaired securities        194     278     509
Reductions due to:
   Credit impaired securities fully disposed for which there
     was no prior intent or requirement to sell                          (520)   (160)   (343)
   Credit impaired securities for which there is a current intent
     or anticipated requirement to sell                                    --      --      (6)
   Accretion on securities previously impaired due to credit             (422)   (272)   (133)
Other                                                                       3     (10)     --
                                                                       ------  ------  ------
Balance, end of year                                                   $2,126  $2,775  $2,762
                                                                       ======  ======  ======

PURCHASED CREDIT IMPAIRED SECURITIES

In 2011, the Company began purchasing certain RMBS securities that had experienced deterioration in credit quality since their issuance. Management determined, based on its expectations as to the timing and amount of cash flows expected to be received, that it was probable at acquisition that the Company would not collect all contractually required payments for these PCI securities, including both principal and interest and considering the effects of prepayments,. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security was determined based on management's best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over their remaining lives on a level-yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. Over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, the accretable yield and the non-accretable difference can change, as discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to the Company's policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as an adjustment to the accretable yield.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following tables present information on the Company's PCI securities, which are included in fixed maturity securities, available for sale:

                                                               At Date of
                                                               Acquisition
                                                              -------------
                                                              (In Millions)
    Contractually required payments (principal and interest)     $6,789
    Cash flows expected to be collected (a)                       5,338
    Recorded investment in acquired securities                    3,427

(a)Represents undiscounted expected cash flows, including both principal and interest.

                                      December 31, 2012 December 31, 2011
                                      ----------------- -----------------
                                                 (In Millions)
       Outstanding principal balance       $4,262            $3,941
       Amortized cost                       2,794             2,693
       Fair value                           3,189             2,523

The following table presents activity for the accretable yield on PCI securities for the years ended December 31:

                                                                 2012    2011
                                                                ------  ------
                                                                 (In Millions)
 Balance, beginning of year                                     $1,695  $   --
    Newly purchased PCI securities                                 486   1,574
    Accretion                                                     (244)   (141)
    Decreases due to disposal                                     (175)     --
    Effect of changes in interest rate indices                     (84)    (23)
    Net reclassification from (to) non-accretable difference,
      including effects of prepayments                              56     285
                                                                ------  ------
 Balance, end of year                                           $1,734  $1,695
                                                                ======  ======

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk and credit risk. See Notes 2 and 3 for further discussion on derivative financial instruments.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the notional amount and fair value of derivative financial instruments, by their underlying risk exposure, held at:

                                                     Derivative Assets   Derivative Liabilities
                                                    -------------------  ---------------------
                                                     Notional    Fair     Notional     Fair
                                                    Amount (a) Value (b) Amount (a)  Value (b)
                                                    ---------- --------- ----------  ---------
                                                                  (In Millions)
December 31, 2012
Derivatives not designated as hedging instruments:
   Interest rate contracts                           $ 5,159    $1,284    $ 5,687     $1,146
   Foreign exchange contracts                            108        16        165         43
   Equity contracts                                    3,550       117         --         --
   Other contracts (c)                                10,323         2     18,235      1,040
                                                     -------    ------    -------     ------
Total derivatives, gross                             $19,140     1,419    $24,087      2,229
                                                     =======    ------    =======     ------
   Counterparty netting (d)                                       (230)                 (230)
   Cash collateral (e)                                            (433)                    8
                                                                ------                ------
Total derivatives, net                                             756                 2,007
                                                                ------                ------
Less: Bifurcated embedded derivatives                               --                 1,040
                                                                ------                ------
Total derivatives on balance sheets                             $  756                $  967
                                                                ======                ======

                                                     Derivative Assets   Derivative Liabilities
                                                    -------------------  ---------------------
                                                     Notional    Fair     Notional     Fair
                                                    Amount (a) Value (b) Amount (a)  Value (b)
                                                    ---------- --------- ----------  ---------
                                                                  (In Millions)
December 31, 2011
Derivatives not designated as hedging instruments:
   Interest rate contracts                            $1,523    $  159    $ 2,734     $  443
   Foreign exchange contracts                          4,069     1,068      4,474        698
   Equity contracts                                    3,580       170         --         --
   Other contracts (c)                                    --        --     14,636        800
                                                      ------    ------    -------     ------
Total derivatives, gross                              $9,172     1,397    $21,844      1,941
                                                      ======    ------    =======     ------
   Counterparty netting (d)                                       (284)                 (284)
   Cash collateral (e)                                            (441)                 (140)
                                                                ------                ------
Total derivatives, net                                             672                 1,517
                                                                ------                ------
Less: Bifurcated embedded derivatives                               --                   800
                                                                ------                ------
Total derivatives on balance sheets                             $  672                $  717
                                                                ======                ======

(a)Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is generally not a quantification of market risk or credit risk and is not recorded on the consolidated balance sheets. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as currency swaps.
(b)See Note 3 for additional information regarding the Company's fair value measurement of derivative instruments.
(c)Included in Other contracts are bifurcated embedded derivatives, which are recorded in policyholder contract deposits.
(d)Represents netting of derivative exposures covered by a qualifying master netting agreement.
(e)Represents cash collateral posted and received.

The Company's interest rate contracts include interest rate swaps and short futures options. The interest rate swap agreements convert specific investment securities from a floating to a fixed-rate basis and are used to mitigate the impact of changes in interest rates on certain investment securities. The Company buys and sells exchange traded short futures contracts on U.S. Treasury notes to hedge interest rate exposures on certain bonds purchased for the Company's trading portfolio. The short futures contracts have terms no longer than three months at the time of purchase and all such positions are closed out each quarter end.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Foreign exchange contracts used by the Company include cross-currency interest rate swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

The Company purchases equity contracts, such as futures, call and put options, to hedge certain guarantees of specific equity-indexed universal life and variable annuity products. The Company's exchange traded index and long bond futures contracts have no recorded value as they are net cash settled daily. Call options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation to purchase a financial instrument at a specified price within a specified period of time. Put options are contracts that provide the purchaser, for a premium payment, the right, but not the obligation to sell a financial instrument at a specified price within a specified period of time.

The Company issues or has issued certain equity-indexed universal life and variable annuity products which contain guaranteed provisions that are considered embedded derivatives. The fair value of these embedded derivatives is reflected in policyholder contract deposits in the consolidated balance sheets. The changes in fair value of the embedded derivatives are reported in net realized investment gains (losses) in the accompanying consolidated statements of income.

The Company recorded the following change in value of its derivative financial instruments, including periodic net coupon settlements, change in value of its embedded derivatives and gains and losses on sales of derivatives in net realized investment gains (losses) in the consolidated statements of income:

                                                        2012   2011   2010
                                                       -----  -----  -----
                                                          (In Millions)
    Derivatives not designated as hedging instruments
       Interest rate contracts                         $  (8) $(173) $(128)
       Foreign exchange contracts                        (46)   156   (257)
       Equity contracts                                 (101)   118   (146)
       Other contracts                                  (514)  (437)   305
                                                       -----  -----  -----
    Total                                              $(669) $(336) $(226)
                                                       =====  =====  =====

The Company is exposed to potential credit-related losses in the event of nonperformance by counterparties to financial instruments. The Company had $231 million and $155 million of net derivative assets at December 31, 2012 and 2011, respectively, outstanding with AIG Financial Products Corp., an affiliated company. The credit exposure of the Company's derivative financial instruments is limited to the fair value of contracts that are favorable to the Company at the reporting date.

6. VARIABLE INTEREST ENTITIES

A VIE is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights and do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

While the Company enters into various arrangements with VIEs in the normal course of business, the Company's involvement with VIEs is primarily as a passive investor in debt securities (rated and unrated) and equity interests issued by VIEs. In all instances, the Company consolidates the VIE when it determines that the Company is the primary beneficiary. This analysis includes a review of the VIE's capital structure, contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued, and the Company's involvement with the entity. In evaluating consolidation, the Company also evaluates the design of the VIE, and the related risks to which the entity was designed to expose the variable interest holders to.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


For VIEs with attributes consistent with that of an investment company or a money market fund, the primary beneficiary is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

For all other VIEs, the primary beneficiary is the entity that has both (i) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (ii) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of the Company's decision-making ability and its ability to influence activities that significantly affect the economic performance of the VIE.

Exposure to Loss

The Company's total off balance sheet exposure associated with VIEs, primarily consisting of commitments to real estate and investment funds, was $55 million and $80 million at December 31, 2012 and 2011, respectively.

The Company calculates its maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where the Company has also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE.

The following table presents the Company's total assets, total liabilities and off-balance sheet exposure associated with its variable interests in consolidated VIEs:

                                                               At December 31,
                                         --------------------------------------------------------
                                          VIE Assets   VIE Liabilities Off-Balance Sheet Exposure
                                         ------------- --------------- --------------------------
                                          2012   2011  2012    2011    2012          2011
                                         ------ ------ ----    ----    ----          ----
                                                               (In Millions)
     Castle 1 Trust                      $  632 $  720 $324    $419    $--           $--
     Castle 2 Trust                         634    730  274     389     --            --
     Investment in limited partnerships     665    710   23      50     --            --
                                         ------ ------  ----    ----   ---           ---
     Total                               $1,931 $2,160 $621    $858    $--           $--
                                         ====== ======  ====    ====   ===           ===

The following table presents total assets of unconsolidated VIEs in which the Company holds a variable interest, as well as the Company's maximum exposure to loss associated with these VIEs:

                                                 Maximum Exposure to Loss
                                               -----------------------------
                                     Total VIE On-Balance Off-Balance
   December 31, 2012                  Assets     Sheet       Sheet    Total
   -----------------                 --------- ---------- ----------- ------
                                                  (In Millions)
   Real estate and investment funds   $ 5,448    $  779       $55     $  834
                                      -------    ------       ---     ------
   Total                              $ 5,448    $  779       $55     $  834
                                      =======    ======       ===     ======
   December 31, 2011
   -----------------
   Real estate and investment funds   $ 5,725    $  830       $80     $  910
   Maiden Lane II                       9,254       953        --        953
                                      -------    ------       ---     ------
   Total                              $14,979    $1,783       $80     $1,863
                                      =======    ======       ===     ======

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Balance Sheet Classification

The Company's interest in the assets and liabilities of consolidated and unconsolidated VIEs was classified on the Company's consolidated balance sheets as follows:

                                                    At December 31,
                                               ----------------------------
                                               Consolidated  Unconsolidated
                                                   VIEs         VIEs
                                               ------------- --------------
                                                2012   2011  2012    2011
                                               ------ ------ ----   ------
                                                     (In Millions)
       Assets:
          Cash and short-term investments      $  182 $  208 $ --   $   --
          Restricted cash                          70     93   --       --
          Fixed maturity securities, trading       --     --   --      953
          Aircraft                                984  1,095   --       --
          Other invested assets                   513    716  779      830
          Other asset accounts                    182     48   --       --
                                               ------ ------  ----  ------
       Total assets                            $1,931 $2,160 $779   $1,783
                                               ====== ======  ====  ======
       Liabilities:
          Amounts due to related parties       $  281 $  432 $ --   $   --
          Other liability accounts                340    426   --       --
                                               ------ ------  ----  ------
       Total liabilities                       $  621 $  858 $ --   $   --
                                               ====== ======  ====  ======

Real Estate and Investment Funds

The Company participates as a passive investor in the equity issued primarily by third-party-managed hedge and private equity funds, real estate funds and some funds managed by AIG Investments (an affiliate). The Company is typically not involved in the design or establishment of VIEs, nor does it actively participate in the management of VIEs. The Company's exposure to funds that are unconsolidated VIEs was not material to the Company's financial condition as of December 31, 2012 or 2011.

Aircraft Trusts

AIG has created two VIEs, Castle 1 Trust and Castle 2 Trust, for the purpose of acquiring, owning, leasing, maintaining, operating and selling aircraft. Under a servicing agreement, International Lease Finance Corporation, an affiliate, acts as servicer for the aircraft owned by these entities. The Company and other AIG subsidiaries hold beneficial interests in these entities. These beneficial interests include passive investments in non-voting preferred equity and in debt issued by these entities. The debt of these entities is not an obligation of, or guaranteed by, the Company or by AIG or any of AIG's subsidiaries. The Company bears the obligation to absorb economic losses or receive economic benefits that could possibly be significant to Castle 1 Trust and Castle 2 Trust. As a result, the Company has determined that it is the primary beneficiary of Castle 1 Trust and Castle 2 Trust and fully consolidates these entities. See Note 16 herein for additional information on these entities.

ML II

On December 12, 2008, the Company and certain other domestic insurance subsidiaries of AIG sold all of their undivided interests in a pool of $39.3 billion face amount of RMBS to ML II, whose sole member is the New York Fed. Prior to the March 2012 liquidation of ML II by the New York Fed, the Company had a significant variable economic interest in ML II, which was a VIE. See Note 4 for further discussion.

RMBS, CMBS, Other ABS and CDOs

The Company is a passive investor in RMBS, CMBS, other ABS and CDOs primarily issued by domestic special-purpose entities. The Company generally does not sponsor or transfer assets to, or act as the servicer to these asset-backed structures, and was not involved in the design of these entities.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company's maximum exposure in these types of structures is limited to its investment in securities issued by these entities. Based on the nature of the Company's investments and its passive involvement in these types of structures, the Company has determined that it is not the primary beneficiary of these entities. The fair values of the Company's investments in these structures are reported in Note 3 and Note 4 herein.

7. DEFERRED POLICY ACQUISITION COSTS, VALUE OF BUSINESS ACQUIRED AND DEFERRED SALES INDUCEMENTS

The following table summarizes the activity in DAC:

                                                    2012    2011    2010
                                                   ------  ------  ------
                                                        (In Millions)
     Balance at January 1                          $4,704  $5,315  $6,202
        Deferrals                                     584     663     528
        Accretion of interest/amortization           (592)   (722)   (709)
        Effect of unlocking assumptions used in
          estimating future gross profits              45      28     (68)
        Effect of realized gains on securities        (85)   (245)   (160)
        Effect of unrealized gains on securities     (498)   (335)   (478)
                                                   ------  ------  ------
     Balance at December 31                        $4,158  $4,704  $5,315
                                                   ======  ======  ======

The following table summarizes the activity in value of business acquired:

                                                      2012  2011  2010
                                                      ----  ----  ----
                                                        (In Millions)
        Balance at January 1                          $391  $443  $521
           Accretion of interest/amortization          (15)  (39)  (33)
           Effect of unlocking assumptions used in
             estimating future gross profits             5     1    --
           Effect of realized gains on securities      (23)   (5)  (22)
           Effect of unrealized gains on securities    (19)   (9)  (23)
                                                      ----  ----  ----
        Balance at December 31                        $339  $391  $443
                                                      ====  ====  ====

VOBA amortization, net of accretion of interest, expected to be recorded in each of the next five years is $28 million, $24 million, $23 million, $20 million and $21 million, respectively.

The following table summarizes the activity in deferred sales inducements:

                                                      2012   2011   2010
                                                     -----  -----  -----
                                                        (In Millions)
       Balance at January 1                          $ 555  $ 667  $ 831
          Deferrals                                    112    134    129
          Accretion of interest/amortization          (140)  (167)  (164)
          Effect of unlocking assumptions used in
            estimating future gross profits             27      8     --
          Effect of realized gains on securities        (1)   (46)   (15)
          Effect of unrealized gains on securities    (199)   (41)  (114)
                                                     -----  -----  -----
       Balance at December 31                        $ 354  $ 555  $ 667
                                                     -----  -----  -----

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company performs a loss recognition review to determine whether future profitability of insurance-oriented products may be substantially lower than estimated, which can result in an impairment charge to DAC or the establishment of additional reserves. This review considers if additional DAC adjustments are required if unrealized gains included in other comprehensive income were assumed to be actually realized and the proceeds are reinvested at lower yields. As a result of this review, the Company reduced DAC by $147 million and $152 million in 2012 and 2011, respectively.

The Company periodically unlocks assumptions as necessary. Depending on the product, DAC, URR and other required reserves may be affected. In 2012, unlocking decreased amortization primarily due to decreased surrenders, partially offset by decreased interest spreads. In 2011, the Company recorded lower amortization primarily due to three unlocking events. First, a refinement was made to the estimated crediting rate. Second, base lapse and withdrawal rates were lowered to reflect recent experience. Third, the future interest spread was modified to incorporate additional spread compression. In 2010, unlocking increased amortization primarily due to unfavorable anticipated mortality for life insurance products, offset by improved surrender rates and higher than anticipated interest crediting spreads on deferred annuity products. Unlocking also reduced reserves on certain interest sensitive products.

8. FUTURE POLICY BENEFITS AND POLICYHOLDER CONTRACT DEPOSITS

Future policy benefits and policyholder contract deposit liabilities were as follows at December 31:

                                                    2012    2011
                                                   ------- -------
                                                    (In Millions)
              Future policy benefits:
                 Ordinary life                     $11,359 $11,105
                 Group life                             74      78
                 Life contingent group annuities       330     340
                 Life contingent annuities          15,882  14,710
                 Terminal funding                    1,324   1,294
                 Accident and health                   673     621
                                                   ------- -------
              Total                                $29,642 $28,148
                                                   ======= =======
              Policyholder contract deposits:
                 Annuities                         $52,435 $53,608
                 Guaranteed investment contracts     6,252   6,925
                 Corporate-owned life insurance      2,181   2,174
                 Universal life                     11,263  10,901
                 Other contract deposits               794     837
                                                   ------- -------
              Total                                $72,925 $74,445
                                                   ======= =======

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges, and as applicable, other required reserves. Fixed-indexed business is reserved according to the guidance in derivative accounting standards. Reserves for other contracts are based on estimates of the cost of future policy benefits. Interest, mortality, and surrender assumptions vary by product and are generally based upon actual experience at the time of issue. Interest assumptions used to compute individual life reserves ranged from 1.0 percent to
11.0 percent.

The Company performs a loss recognition review to determine whether future profitability of insurance-oriented products, which includes among other things the impact of investment returns and mortality, may be substantially lower than estimated, which can result in an impairment charge to DAC or the establishment of additional reserves. This review considers if additional future policy benefit reserves are required if unrealized gains included in other comprehensive income were assumed to be actually realized and the proceeds are reinvested at lower yields.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


As a result of this review, the Company recognized a $336 million and $1.5 billion pre-tax decrease to accumulated other comprehensive income as a consequence of the recognition of additional policyholder benefit reserves in 2012 and 2011, respectively. A $119 million and $519 million deferred tax benefit was recorded related to this adjustment in 2012 and 2011, respectively, resulting in a $217 million and $959 million decrease to comprehensive income and total equity in 2012 and 2011, respectively.

For the year ended December 31, 2012, the Company recognized a pretax adjustment to policyholder benefit expense and an increase in reserves of $807 million as a consequence of actual loss recognition and a $61 million strengthening of long-term care reserves for updated morbidity assumptions. There was no actual loss recognition recorded in 2011 or 2010.

The liability for future policy benefits has been established on the basis of the following assumptions for 2012:

    . Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 1.0 percent to
       11.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 13.5 percent and grade to no less than zero.

    . Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual and group life was approximately
       6.5 percent.

The liability for policyholder contract deposits has been established on the basis of the following assumptions for 2012:

    . Interest credited on deferred annuities, which vary by year of issuance, range from a rate of 1.0 percent to 9.0 percent, including bonuses. This range is applicable to deferred annuity contracts where the crediting rates are not directly based on equity market returns. Current declared interest rates are generally guaranteed to remain in effect for a period of one year, though some are guaranteed for longer periods. Withdrawal charges generally range from zero percent to 20.0 percent grading to zero over a period of zero to 15 years.

    . GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 0.5 percent to 8.5 percent and the maturity ranges from 4 years to 21 years.

    . Interest rates on corporate-owned life insurance are guaranteed at 3.0 or 4.0 percent, depending on policy form, and the weighted average rate credited in 2012 was 4.6 percent.

    . The universal life policies have credited interest rates of 1.0 percent to 6.0 percent and guarantees ranging from 1.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life policies are subject to surrender charges that amount to 8.3 percent of the aggregate fund balance grading to zero over a period no longer than 20 years.

Participating life insurance accounted for approximately 0.8 percent of life insurance in force at December 31, 2012.

Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $35 million, $41 million and $43 million in 2012, 2011 and 2010, respectively, and were included as part of policyholders' benefits in the consolidated statements of income.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Guaranteed Benefits

Details concerning the Company's exposure to guaranteed benefits as of December 31 were as follows:

                                                             2012                               2011
                                              ---------------------------------- ----------------------------------
                                                                     Highest                            Highest
                                              Net Deposits Plus a Contract Value Net Deposits Plus a Contract Value
                                                Minimum Return       Attained      Minimum Return       Attained
                                              ------------------- -------------- ------------------- --------------
                                                                         ($ In Millions)
In the event of death (GMDB)
   Account value                                 $      13,943       $13,688        $      10,928       $13,128
   Net amount at risk (a)                                  955         1,093                1,348         2,132
   Average attained age of contract holders                 66            66                   66            67
   Range of guaranteed minimum return rates       0.00%-10.00%                       0.00%-10.00%
At annuitization (GMIB)
   Account value                                 $       2,981                      $       3,130
   Net amount at risk (b)                                  233                                271
   Weighted average period remaining until
     earliest annuitization                          0.1 years                          0.3 years
   Range of guaranteed minimum return rates        0.00%-6.50%                        0.00%-6.50%
Annual withdrawals at specified date (GMWB)
   Account value                                 $      14,587                      $      10,592
   Net amount at risk (c)                                  899                              1,358
   Weighted average period remaining until
     guaranteed payment                             16.7 years                         16.6 years
Accumulation at specified date (GMAV)
   Account value                                 $         826                      $         961
   Net amount at risk (d)                                    9                                 23
   Weighted average period remaining until
     guaranteed payment                              2.1 years                          3.0 years

(a)Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.
(b)Net amount at risk represents the present value of the projected guaranteed benefit exposure in excess of the projected account value if all contract holders annuitized at their respective eligibility date.
(c)Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date.
(d)Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders reached the specified date at the same balance sheet date.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in future policy benefits (GMDB/GMIB) and policyholder contract deposits (GMWB/GMAV) on the consolidated balance sheets:

                                            GMDB  GMIB GMWB GMAV
                                            ----  ---- ---- ----
                                                (In Millions)
              2012
              ----
              Balance at January 1          $378  $61  $543 $ 63
              Guaranteed benefits incurred    36   (6)  226  (32)
              Guaranteed benefits paid       (63)  (5)   --   --
                                            ----  ---  ---- ----
              Balance at December 31        $351  $50  $769 $ 31
                                            ====  ===  ==== ====
              2011
              ----
              Balance at January 1          $350  $52  $125 $ 49
              Guaranteed benefits incurred   107   13   418   14
              Guaranteed benefits paid       (79)  (4)   --   --
                                            ----  ---  ---- ----
              Balance at December 31        $378  $61  $543 $ 63
                                            ====  ===  ==== ====

The following assumptions and methodology were used to determine the reserve for guaranteed benefits on variable contracts at December 31, 2012:

    . Data used was 50 stochastically generated investment performance scenarios.

    .  Mean investment performance assumption was 7.5 percent.

    .  Volatility assumption was 16 percent.

    . Mortality was assumed to be 50.0 percent to 80.0 percent of the 1975-80 SOA Ultimate, 1983a and Ult. M tables.

    . Lapse rates vary by contract type and duration and range from zero to 37 percent.

    .  The discount rate used ranged from 5.5 percent to 10.0 percent.

There is a guaranteed minimum withdrawal benefit rider that is available on certain equity-indexed annuities. The rider has a waiting period of one year before charges are assessed and before the withdrawal option can be elected. To date, sales of this rider have been immaterial and no reserves are being held.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


9. ACCIDENT AND HEALTH RESERVES

Activity in the liability for unpaid claims and claim adjustment expenses relating to the Company's accident and health business, which is reported in policy claims and benefits payable, is summarized as follows:

                                                               2012 2011 2010
                                                               ---- ---- ----
                                                               (In Millions)
  Balance as of January 1, net of reinsurance recoverable      $ 48 $ 43 $ 48
  Add: Incurred losses related to:
  Current year                                                   82   90   78
  Prior years                                                    60   71   62
                                                               ---- ---- ----
  Total incurred losses                                         142  161  140
                                                               ---- ---- ----
  Deduct: Paid losses related to:
  Current year                                                   85   91   82
  Prior years                                                    59   65   63
                                                               ---- ---- ----
  Total paid losses                                             144  156  145
                                                               ---- ---- ----
  Balance as of December 31, net of reinsurance recoverable      46   48   43
  Reinsurance recoverable                                         8   14   15
                                                               ---- ---- ----
  Balance as of December 31, gross of reinsurance recoverable  $ 54 $ 62 $ 58
                                                               ==== ==== ====

The liability for unpaid claims and claim adjustment expenses relating to the Company's accident and health business is based on the estimated amount payable on claims reported prior to the date of the balance sheets which have not yet been settled, claims reported subsequent to the date of the balance sheets which have been incurred during the period then ended, and an estimate (based on past experience) of incurred but unreported claims relating to such periods.

10. REINSURANCE

The Company generally limits its exposure to loss on any single insured to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $15 million.

A receivable is recorded for reinsured benefits, both paid and pending, which are recoverable from the reinsurer. Reinsurance premiums are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Reinsurance transactions for the years ended December 31, 2012, 2011 and 2010 were as follows:

                                                                          Percentage
                                            Ceded to   Assumed            of Amount
                                    Gross     Other   From Other   Net     Assumed
                                    Amount  Companies Companies   Amount    to Net
                                   -------- --------- ---------- -------- ----------
                                               (In Millions)
December 31, 2012
Life insurance in force            $793,874 $108,760    $2,728   $687,842    0.40%
                                   ======== ========    ======   ========
Premiums:
   Life insurance and annuities    $  2,228 $    847    $   21   $  1,402    1.50%
   Accident and health insurance        228       13        (1)       214   -0.47%
                                   -------- --------    ------   --------
Total premiums                     $  2,456 $    860    $   20   $  1,616    1.24%
                                   ======== ========    ======   ========
December 31, 2011
Life insurance in force            $785,904 $117,210    $3,080   $671,774    0.46%
                                   ======== ========    ======   ========
Premiums:
   Life insurance and annuities    $  2,210 $    846    $   22   $  1,386    1.59%
   Accident and health insurance        246       17        --        229    0.00%
                                   -------- --------    ------   --------
Total premiums                     $  2,456 $    863    $   22   $  1,615    1.36%
                                   ======== ========    ======   ========
December 31, 2010
Life insurance in force            $788,672 $130,808    $3,252   $661,116    0.49%
                                   ======== ========    ======   ========
Premiums:
   Life insurance and annuities    $  2,202 $    815    $   23   $  1,410    1.63%
   Accident and health insurance        252       27        (3)       222   -1.35%
                                   -------- --------    ------   --------
Total premiums                     $  2,454 $    842    $   20   $  1,632    1.23%
                                   ======== ========    ======   ========

The Company's reinsurance agreements do not relieve it from its direct obligations to its insureds. Thus, a credit exposure exists with respect to life reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial strength of its reinsurers and monitors concentration of credit risk arising from similar characteristics among the reinsurers.

Total reinsurance recoverables are included in reinsurance receivables on the consolidated balance sheets. Reinsurance recoverable on paid losses was approximately $111 million and $54 million at December 31, 2012 and 2011, respectively. Reinsurance recoverable on unpaid losses was approximately $108 million and $155 million at December 31, 2012 and 2011, respectively. Ceded claim and surrender recoveries under reinsurance agreements were $694 million, $579 million and $625 million for the years ended 2012, 2011 and 2010, respectively.

The Company identified an alternative internal funding solution for its XXX/AXXX reserves. This alternative solution involves fully recapturing the coinsurance/modified coinsurance agreement with AIG Life of Bermuda, Ltd. ("AIGB"), an affiliate, and simultaneously reinsuring this in-force, together with new business (term and universal life), to another affiliate, AGC Life, under a new coinsurance/modified coinsurance agreement. This new agreement does not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting is applied. Management received approvals of the recapture and reinsurance transactions on behalf of legacy AGL and AGC Life from the Texas and Missouri Departments of Insurance, respectively, in March 2011, with January 1, 2011 effective dates.

In December 2002, the Company entered into a coinsurance/modified coinsurance agreement with AIGB. The agreement had an effective date of March 1, 2002. Under the agreement, AIGB reinsured 100 percent quota share of the Company's liability on virtually all level term and universal life products issued by the Company with issue

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

dates on or after March 1, 2002. The agreement was unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. This agreement did not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting was applied. This agreement was amended to terminate for new business issued on and after August 1, 2009. This agreement was recaptured for legacy AGL effective
January 1, 2011, as discussed above.

The agreements, between the Company and AIGB and AGC Life, also provide for an experience refund of all profits, less a reinsurance risk charge. The main impact of the agreement on the Company's results of operations for the years ended December 31, 2012, 2011 and 2010 was a pre-tax expense of approximately $66 million, $59 million and $59 million, respectively, representing the risk charge associated with the reinsurance agreements.

On October 1, 2003, the Company entered into a coinsured/modified coinsurance agreement with AIGB. The agreement has an effective date of January 1, 2003. Under the agreement, AIGB reinsures 100 percent quota share of the Company's liability on virtually all general account deferred annuity contracts issued by the Company with issue dates on or after January 1, 2003. The agreement was amended on September 25, 2007 to terminate the agreement for new business as of July 1, 2007. Under the agreement, the Company will retain the assets supporting the reserves ceded to AIGB. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied. The main impact of the agreement on the Company's results of operations for the years ended December 31, 2012, 2011 and 2010 was a pre-tax expense of approximately $3 million in each year and represented the risk charge associated with the reinsurance agreement.

In 2003, the Company entered into a coinsurance/modified coinsurance agreement with AIGB. The agreement has an effective date of January 1, 2003. Under the agreement, AIGB reinsures a 100 percent quota share of the Company's liability on selective level term products and universal life products issued by the Company. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. This agreement does not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting is applied. This agreement was amended to terminate for new business issued on and after August 1, 2009. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. The main impact of the agreement on the Company's results of operations for the years ended December 31, 2012, 2011 and 2010 was a pre-tax expense of approximately $4 million, $3 million and $5 million, respectively, representing the risk charge associated with the coinsurance agreement.

11. NOTES PAYABLE

On September 23, 2003 and January 14, 2004, Castle 1 Trust and Castle 2 Trust, respectively, issued five classes of notes payable.

The repayment terms of each class of notes are such that certain principal amounts are expected to be repaid on dates which are based on certain operating assumptions or refinanced through the issuance of new notes, but in any event are ultimately due for repayment on May 15, 2027 and November 15, 2026 for Castle 1 Trust and Castle 2 Trust, respectively. Each Trust has the right to make an optional redemption of any class of the notes. Should either Trust choose to exercise an early redemption of any of the notes, it may be required to pay a redemption premium.

The dates on which principal repayments on the notes will actually occur will depend on the cash flows generated from the portfolio of aircraft, each Trust's ability to refinance any or all of the notes and the amount of operating costs incurred in the ordinary course of business.

The notes are obligations solely of Castle 1 Trust and Castle 2 Trust and are not secured by the aircraft. The notes are not guaranteed by any lessee, sellers of aircraft, trustees of Castle 1 Trust, trustees of Castle 2 Trust, the Company or other beneficial interest holders of Castle 1 Trust, Castle 2 Trust, or any other person.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The outstanding principal balances and the unamortized hedge accounting fair value adjustments were as follows:

                                                     December 31, 2012 December 31, 2011
                                                     ----------------  ----------------
                                                     Castle   Castle   Castle   Castle
                                                     1 Trust  2 Trust  1 Trust  2 Trust
                                                     -------  -------  -------  -------
                                                              (In Millions)
Outstanding principal                                  $86     $162     $130     $257
Unamortized hedge accounting fair value adjustments     (3)      (5)      (4)      (7)
                                                       ---     ----     ----     ----
Notes payable, net                                     $83     $157     $126     $250
                                                       ===     ====     ====     ====

The weighted average interest rate on the notes during the twelve months ended December 31, 2012 and 2011 was 6.6 percent and 6.3 percent, respectively for Castle 1 Trust and 6.4 percent and 6.0 percent, respectively for Castle 2 Trust.

The Notes of Castle 1 Trust and Castle 2 Trust are payable to affiliates and third parties as follows:

                                            December 31, 2012 December 31, 2011
                                            ----------------- -----------------
                                            Castle   Castle   Castle   Castle
                                            1 Trust  2 Trust  1 Trust  2 Trust
                                            -------  -------  -------  -------
                                                     (In Millions)
     Notes payable - to affiliates, net       $54     $ 88     $ 79     $122
     Notes payable - to third parties, net     29       69       47      128
                                              ---     ----     ----     ----
     Notes payable, net                       $83     $157     $126     $250
                                              ===     ====     ====     ====

Included within Notes payable - to third parties, net on the consolidated balance sheets are outstanding borrowings taken by the Company from the FHLB as described in Note 12.

12. DEBT

In 2011, the Company became a member of the FHLB of Dallas. Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity. When a cash advance is obtained, the Company is required to pledge certain mortgage-backed securities, government and agency securities, other qualifying assets and its ownership interest in the FHLB of Dallas to secure advances obtained from the FHLB. Upon any event of default by the Company, the FHLB of Dallas's recovery would generally be limited to the amount of the Company's liability under advances borrowed.

On December 31, 2012, several life insurance companies were merged into the Company. Refer to Note 1 for further discussion. Each of the companies listed below were members in their respective FHLBs. In conjunction with the merger described in Note 1, WNL, AGLA and SALIC withdrew their membership from their respective FHLBs, and their interest in shares of the FHLB stock will be redeemed by the respective FHLBs over time.

Company                                Domiciliary State                      FHLB Bank
-------                                -----------------                      ---------
AGL                                    Texas                                  FHLB - Dallas
WNL                                    Texas                                  FHLB - Dallas
AGLA                                   Tennessee                              FHLB - Cincinnati
SALIC                                  Arizona                                FHLB - San Francisco

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


At December 31, 2012 and 2011, the carrying value of the Company's ownership in the FHLB of Dallas was $54 million and $59 million, respectively, which was reported in partnership and other invested assets. At December 31, 2012, the fair value of collateral pledged to secure advances was $372 million. As of December 31, 2012, the Company had outstanding borrowings of $60 million. There were no advances taken during 2011.

Advances taken by the Company which were outstanding at December 31, 2012 mature at various dates through 2015 and have stated interest rates which range from 0.24 percent to 0.54 percent.

13. COMMITMENTS AND CONTINGENT LIABILITIES

COMMITMENTS

Leases

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates through 2018. At December 31, 2012, the future minimum lease payments under the operating leases are as follows:

                                       (In Millions)
                           2013             $ 6
                           2014               4
                           2015               3
                           2016               2
                           2017               2
                           Thereafter         1
                                            ---
                           Total            $18
                                            ===

Rent expense was $7 million, $34 million and $39 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The leasing operations of Castle 1 Trust and Castle 2 Trust consist of leasing aircraft under operating leases which expire on various dates through 2018. At December 31, 2012, future minimum lease payments, including an estimated U.S. dollar equivalent for lease payments denominated in Euros using an exchange rate in effect at December 31, 2012, to be received by Castle 1 Trust and Castle 2 Trust under operating leases for the years ended December 31 are as follows:

                                       (In Millions)
                           2013            $119
                           2014              81
                           2015              50
                           2016              23
                           2017               9
                           Thereafter         1
                                           ----
                           Total           $283
                                           ====

Commitments to Fund Partnership Investments

The Company had commitments to provide funding to various limited partnerships totaling $595 million and $841 million for the periods ended December 31, 2012 and 2011, respectively. The commitments to invest in limited partnerships and other funds are called at the discretion of each fund, as needed and subject to the provisions of such

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

fund's governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. $444 million of the total commitments at December 31, 2012 are currently expected to expire by 2013, and the remaining by 2017 based on the expected life cycle of the related fund and the Company's historical funding trends for such commitments.

Mortgage Loan Commitments

The Company had $142 million in commitments relating to mortgage loans at December 31, 2012.

Other Commitments

In the ordinary course of business, the Company is obligated to purchase approximately $23 million of asset-backed securities in future periods at December 31, 2012. The expiration date of this commitment is in 2016.

The Company has entered into credit and short-term financing agreements under which the Company agreed to make loans to various affiliates (See Note 16).

The Company's wholly owned subsidiary, SA Affordable Housing, LLC ("SAAH LLC"), has invested and indirectly acquired low-income housing tax credits pursuant to
Section 42 of the Internal Revenue Code, as amended (the "federal tax credits"). In July 2010, SAAH LLC sold approximately $745 million in federal tax credits to unaffiliated investors through transactions that involved formation of investment limited partnerships in which SAAH LLC is the general partner. At the time of these transactions, SAAH LLC was a wholly owned subsidiary of SALIC, which merged with and into the Company on December 31, 2012 (see Note 1 for description of the merger). In connection with the sales of these federal tax credits, SALIC guaranteed, in favor of the unaffiliated investors, all payment obligations of SAAH LLC in its capacity as the general partner of the investment limited partnerships. Upon SALIC's merger with and into the Company, the Company assumed all of SALIC's obligations under these guarantees. SAAH LLC has retained proceeds from sales of the tax credits in an amount reasonably expected to meet its payment obligations as the general partner. Accordingly, the Company currently believes that any calls on its guarantees would be immaterial.

SAAMCo is the investment advisor of SunAmerica Money Market Fund (the "Fund"), a series of the SunAmerica Money Market Funds, Inc., which seeks to maintain a stable $1.00 net asset value ("NAV") per share. The Fund's market value NAV was negatively impacted by a loss in 2008 on an asset-backed security ("Cheyne"). SAAMCo has provided certain commitments to the Board of Directors of the Fund to contribute capital to maintain a minimum market value per share up to the amount of the security loss. Management has also committed that should the realized loss carry forward from Cheyne eventually expire, SAAMCo will reimburse the Fund to the extent of the expiration. SAAMCo has recorded a contingent liability of $1 million for expected future capital contributions as of December 31, 2012.

CONTINGENT LIABILITIES

Legal Matters

The Company is party to various lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations, cash flows and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

The Company invested a total of $491 million in WG Trading Company, L.P. ("WG Trading") in two separate transactions (October 2000 and June 2004). The Company received back a total amount of $567 million from these

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

investments. In August 2010, a court-appointed receiver filed a lawsuit against the Company and other defendants seeking to recover any funds distributed in excess of the entities' investments. Robb, Evans & Associates LLC ("The Receiver") asserts that WG Trading and WG Trading Investors, L.P. were operated as a "ponzi" scheme. As of December 31, 2012, the Company believes it is not likely that contingent liabilities arising from this lawsuit will have a material adverse effect on the on the Company's consolidated financial condition, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. The Company accrued $17 million and $26 million for these guaranty fund assessments at December 31, 2012, and 2011, respectively, which is reported within other liabilities in the accompanying consolidated balance sheets.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

The Company recorded an increase of approximately $58 million and $179 million in the estimated reserves for IBNR death claims in 2012 and 2011, respectively, in conjunction with the use of the SSDMF to identify potential claims not yet filed. In 2012, the Company worked to resolve multi-state examinations relating to the handling of unclaimed property and the use of the SSDMF to identify death claims that have not been submitted to the Company in the normal course of business. The final settlement of these examinations was announced on October 22, 2012, pursuant to which AIG paid an $11 million regulatory assessment to the various state insurance departments that are parties to the regulatory settlement to defray costs of their examinations and monitoring. The Company paid $7 million of this amount. Although the Company has enhanced its claims practices to include use of the SSDMF, it is possible that the settlement remediation requirements, remaining inquiries, other regulatory activity or litigation could result in the payment of additional amounts. AIG has also received a demand letter from a purported AIG shareholder requesting that the Board of Directors investigate these matters, and bring appropriate legal proceedings against any person identified by the investigation as engaging in misconduct. The Company believes it has adequately reserved for such claims, but there can be no assurance that the ultimate cost will not vary, perhaps materially, from its estimate.

In addition, the state of West Virginia has two lawsuits pending against the Company relating to alleged violations of the West Virginia Uniform Unclaimed Property Act, in connection with policies issued by the Company and by AGLA (which merged into the Company on December 31, 2012). The State of West Virginia has also filed similar lawsuits against other insurers.

14. TOTAL EQUITY

Capital contributions received by the Company were $265 thousand, $16 million and $6 million in 2012, 2011 and 2010, respectively.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The components of accumulated other comprehensive income are as follows:

                                                             2012     2011     2010
                                                           -------  -------  -------
                                                                 (In Millions)
Fixed maturity and equity securities, available for sale:
   Gross unrealized gains                                  $12,608  $ 9,722  $ 6,541
   Gross unrealized losses                                    (704)  (2,143)  (2,289)
Net unrealized gains on other invested assets                  925      655      570
Adjustments to DAC, VOBA and deferred sales inducements     (1,804)  (1,088)    (703)
Insurance loss recognition                                  (2,048)  (1,712)    (234)
Foreign currency translation adjustments                        12       15       12
Deferred federal and state income tax expense               (3,096)  (1,913)  (1,350)
                                                           -------  -------  -------
   Accumulated other comprehensive income                  $ 5,893  $ 3,536  $ 2,547
                                                           =======  =======  =======

The following table presents the other comprehensive income (loss) reclassification adjustments for the years ended December 31:

                                             Unrealized gains
                                             (losses) of fixed                    Adjustment to
                                                 maturity                        deferred policy
                                              investments on                    acquisition costs,
                                             which other-than  Unrealized gains value of business
                                             temporary credit  (losses) on all     acquired and
                                             impairments were   other invested    deferred sales   Insurance loss
                                                   taken            assets         inducements      recognition
                                             ----------------- ---------------- ------------------ --------------
                                                                                     (In Millions)
DECEMBER 31, 2012
Unrealized change arising during period           $1,682           $ 1,787            $(817)          $(1,143)
Less: Reclassification adjustments included
  in net income                                      230            (1,356)            (101)             (807)
                                                  ------           -------            -----           -------
Total other comprehensive income, before
  income tax (expense) benefit                     1,452             3,143             (716)             (336)
Less: Income tax (expense) benefit                  (545)           (1,015)             257               119
                                                  ------           -------            -----           -------
Total other comprehensive income, net of
  income tax (expense) benefit                    $  907           $ 2,128            $(459)          $  (217)
                                                  ======           =======            =====           =======
DECEMBER 31, 2011
Unrealized change arising during period           $  616           $ 3,082            $(465)          $(1,478)
Less: Reclassification adjustments included
  in net income                                      291                (5)             (80)               --
                                                  ------           -------            -----           -------
Total other comprehensive income, before
  income tax (expense) benefit                       325             3,087             (385)           (1,478)
Less: Income tax (expense) benefit                  (111)           (1,104)             134               519
                                                  ------           -------            -----           -------
Total other comprehensive income, net of
  income tax (expense) benefit                    $  214           $ 1,983            $(251)          $  (959)
                                                  ======           =======            =====           =======
DECEMBER 31, 2010
Unrealized change arising during period           $1,793           $ 2,737            $(722)          $  (234)
Less: Reclassification adjustments included
  in net income                                      526              (275)            (107)               --
                                                  ------           -------            -----           -------
Total other comprehensive income, before
  income tax (expense) benefit                     1,267             3,012             (615)             (234)
Less: Income tax (expense) benefit                  (447)           (1,096)             216                81
                                                  ------           -------            -----           -------
Total other comprehensive income, net of
  income tax (expense) benefit                    $  820           $ 1,916            $(399)          $  (153)
                                                  ======           =======            =====           =======





                                             Foreign currency
                                               translation
                                                adjustment     Total
                                             ---------------- -------

DECEMBER 31, 2012
Unrealized change arising during period            $(3)       $ 1,506
Less: Reclassification adjustments included
  in net income                                     --         (2,034)
                                                   ---        -------
Total other comprehensive income, before
  income tax (expense) benefit                      (3)         3,540
Less: Income tax (expense) benefit                   1         (1,183)
                                                   ---        -------
Total other comprehensive income, net of
  income tax (expense) benefit                     $(2)       $ 2,357
                                                   ===        =======
DECEMBER 31, 2011
Unrealized change arising during period            $ 3        $ 1,758
Less: Reclassification adjustments included
  in net income                                     --            206
                                                   ---        -------
Total other comprehensive income, before
  income tax (expense) benefit                       3          1,552
Less: Income tax (expense) benefit                  (1)          (563)
                                                   ---        -------
Total other comprehensive income, net of
  income tax (expense) benefit                     $ 2        $   989
                                                   ===        =======
DECEMBER 31, 2010
Unrealized change arising during period            $ 7        $ 3,581
Less: Reclassification adjustments included
  in net income                                     --            144
                                                   ---        -------
Total other comprehensive income, before
  income tax (expense) benefit                       7          3,437
Less: Income tax (expense) benefit                  (3)        (1,249)
                                                   ---        -------
Total other comprehensive income, net of
  income tax (expense) benefit                     $ 4        $ 2,188
                                                   ===        =======

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Dividends that the Company may pay to the Parent in any year without prior approval of the Texas Department of Insurance ("TDI") are limited by statute. The maximum amount of dividends which can be paid over a rolling twelve-month period to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the TDI is limited to the greater of either 10 percent of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of the Company's unassigned surplus. Subject to the foregoing requirements, the maximum dividend payout that may be made in 2013 without prior approval of the TDI is $2.4 billion.

In 2012 and 2011, the Company paid dividends totaling $1.9 billion and $1.8 billion, respectively, to its Parent. Dividend payments in excess of positive retained earnings were classified and reported as a return of capital.

The Company is required to file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The TDI has the right to permit specific practices that deviate from prescribed practices. In 2010, the Company received permission from the TDI to restate the statutory gross paid-in and contributed statutory surplus and the unassigned funds components of its statutory surplus, similar to the restatement of statutory surplus balances that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization. The effective date was September 30, 2010. The permitted practice had no impact on either the Company's statutory basis net income or total statutory surplus or impact on these financial statements. In addition, there was no impact on the Company's risk-based capital results.

Statutory net income and capital and surplus of AGL at December 31 were as follows:

                                             2012    2011    2010
                                            ------- ------- -------
                                                 (In Millions)
             Statutory net income           $ 3,641 $   924 $   778
             Statutory capital and surplus  $11,514 $15,626 $15,717

15. FEDERAL INCOME TAXES

The components of the provision for income taxes on pretax income for the years ended December 31 were as follows:

                                           2012   2011    2010
                                          -----  -----  -------
                                              (In Millions)
                Current                   $  29  $(170) $   (15)
                Deferred                   (651)  (543)  (1,115)
                                          -----  -----  -------
                Total income tax benefit  $(622) $(713) $(1,130)
                                          =====  =====  =======

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The U.S. statutory income tax rate is 35 percent for 2012, 2011 and 2010. Actual tax expense on income differs from the statutory amount computed by applying the federal income tax rate for the years ended December 31 due to the following:

                                                       2012     2011     2010
                                                     -------  -------  -------
                                                           (In Millions)
U.S. federal income tax (benefit) at statutory rate  $   845  $   464  $   721
Adjustments:
   Valuation allowance                                (1,457)  (1,225)  (1,679)
   State income tax                                       (2)      91      (84)
   Dividends received deduction                          (24)     (27)     (14)
   Audit corrections                                      12        1        4
   Prior year corrections                                 (3)      (8)     (21)
   Other credits, taxes and settlements                    7       (9)     (57)
                                                     -------  -------  -------
Total income tax benefit                             $  (622) $  (713) $(1,130)
                                                     =======  =======  =======

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of deferred tax assets and liabilities at December 31 are as follows:

                                                                             2012     2011
                                                                           -------  -------
                                                                             (In Millions)
Deferred tax assets:
   Excess capital losses and other tax carryovers                          $ 3,829  $ 5,213
   Basis differential of investments                                         1,085    1,075
   Policy reserves                                                           1,758    1,767
   Other                                                                       271      185
                                                                           -------  -------
   Total deferred tax assets before valuation allowance                      6,943    8,240
   Valuation allowance                                                      (3,467)  (5,018)
                                                                           -------  -------
   Total deferred tax assets                                                 3,476    3,222
Deferred tax liabilities:
   Deferred policy acquisition costs                                        (2,074)  (1,969)
   Net unrealized gains on debt and equity securities available for sale    (3,081)  (2,429)
   State deferred tax liabilities                                              (21)      (5)
   Capitalized EDP                                                              (6)      (3)
                                                                           -------  -------
   Total deferred tax liabilities                                           (5,182)  (4,406)
                                                                           -------  -------
Net deferred tax liability                                                 $(1,706) $(1,184)
                                                                           =======  =======

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


At December 31, 2012, the Company had the following net operating losses carryforwards:

                                 Amount     Year expired
                              ------------- ------------
                              (In Millions)
                       2008        $ 2          2023
                       2009         --          2024
                       2010         24          2025
                       2011         10          2026
                       2012         17          2027
                                   ---
                       Total       $53
                                   ===

At December 31, 2012, the Company had the following foreign tax credit carryovers:

                                 Amount     Year expired
                              ------------- ------------
                              (In Millions)
                       2005        $ 1          2015
                       2006          6          2016
                       2007          1          2017
                       2008          2          2018
                       2009          3          2019
                       2010          9          2020
                       2011          7          2021
                       2012          7          2022
                                   ---
                       Total       $36
                                   ===

At December 31, 2012, the Company had the following capital loss carryforwards:

                                 Amount     Year expired
                              ------------- ------------
                              (In Millions)
                       2008      $ 9,947        2013
                       2009          579        2014
                                 -------
                       Total     $10,526
                                 =======

At December 31, 2012, the Company had the following general business credit carryforwards:

                                 Amount     Year expired
                              ------------- ------------
                              (In Millions)
                       2005       $ 18          2025
                       2006          7          2026
                       2007         90          2027
                       2008         15          2028
                       2009         27          2029
                       2010         38          2030
                       2011          7          2031
                       2012          7          2032
                                  ----
                       Total      $209
                                  ====

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Under the tax sharing agreement with AIG, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires the Company to weigh all positive and negative evidence to reach a conclusion that is more likely than not that all or some of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

The Company's framework for assessing the recoverability of deferred tax assets weighs the sustainability of recent operating profitability, the predictability of future operating profitability of the character necessary to realize the deferred tax assets, and the Company's emergence from cumulative losses in recent years. The framework requires the Company to consider all available evidence, including:

    . the nature, frequency and severity of cumulative financial reporting losses in recent years;

    . the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

    . the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences;

    . prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets.

As a result of sales in the ordinary course of business to manage the investment portfolio and the application of prudent and feasible tax planning strategies during the year ended December 31, 2012, the Company determined that an additional portion of the capital loss carryforwards will more-likely-than-not be realized prior to their expiration.

For the year ended December 31, 2012, the Company released $1.6 billion of its deferred tax asset valuation allowance associated with capital loss carryforwards, of which $1.5 billion was allocated to net income. Additional capital loss carryforwards may be realized in the future if and when other prudent and feasible tax planning strategies are identified. Changes in market conditions, including rising interest rates above the Company's projections, may results in a reduction in projected taxable gains and reestablishment of a valuation allowance.

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

                                                              December 31,
                                                              ------------
                                                              2012   2011
                                                              ----  -----
                                                              (In Millions)
      Gross unrecognized tax benefits at beginning of period  $65   $ 345
         Increases in tax positions for prior years            20       1
         Decreases in tax positions for prior years            --    (281)
                                                              ---   -----
      Gross unrecognized tax benefits at end of period        $85   $  65
                                                              ===   =====

The Company continually evaluates proposed adjustments by taxing authorities. At December 31, 2012, such proposed adjustments would not result in a material change to the Company's financial condition. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


At December 31, 2012 and 2011, the Company's unrecognized tax benefits, excluding interest and penalties, were $67 million and $58 million, respectively. As of December 31, 2012 and 2011, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $11 million and $18 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2012 and 2011, the Company had accrued $18 million and $3 million, respectively, for the payment of interest (net of federal benefit) and penalties. For the years ended December 31, 2012, 2011 and 2010, the Company recognized an expense of $11 million, $1 million and $1 million, respectively, of interest (net of federal benefit) and penalties in the consolidated statements of income.

The Company is currently under IRS examination for the taxable years 2003 to 2006. Although the final outcome of possible issues raised in any future examination is uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. The Company's taxable years 2001 to 2012 remain subject to examination by major tax jurisdictions.

16. RELATED-PARTY TRANSACTIONS

Events Related to AIG

Through a series of transactions that closed on January 14, 2011, AIG exchanged various forms of government support for AIG common stock, and the U.S. Department of the Treasury (the "Department of the Treasury") became AIG's majority shareholder, with approximately 92 percent of outstanding AIG common stock at that time.

The Department of the Treasury, as selling shareholder, sold all of its shares of AIG common stock through six registered public offerings completed in May 2011 and in March, May, August, September and December 2012 (the 2012 offerings collectively referred to as "the 2012 Offerings"). In the 2012 Offerings, the Department of the Treasury sold approximately 1.5 billion shares of AIG common stock for aggregate proceeds of approximately $45.8 billion. AIG purchased approximately 421 million shares of AIG common stock at an average price of $30.86 per share, for an aggregate purchase amount of approximately $13.0 billion, in the first four of the 2012 Offerings. AIG did not purchase any shares in the December 2012 offering. The Department of the Treasury still owns warrants to purchase 2.7 million shares of AIG common stock which expire in 2018.

AIG is currently regulated by the Board of Governors of the Federal Reserve System ("FRB") and subject to its examination, supervision and enforcement authority and reporting requirements as a savings and loan holding company ("SLHC"). In addition, under the Dodd-Frank Wall Street Reform and Consumer Protection Act ("Dodd-Frank"), AIG may separately become subject to the examination, enforcement and supervisory authority of the FRB. In October 2012, AIG received a notice that it is under consideration by the Financial Stability Oversight Council created by Dodd-Frank for a proposed determination that it is a systemically important financial institution ("SIFI"). Changes mandated by Dodd-Frank include directing the FRB to promulgate minimum capital requirements for both SLHCs and SIFIs.

Additional information on AIG is publicly available in AIG's regulatory filings with the U.S. Securities and Exchange Commission ("SEC"), which can be found at www.sec.gov. Information regarding AIG as described herein is qualified by regulatory filings AIG files from time to time with the SEC.

Operating Agreements

Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from AIG or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. The Company paid approximately $198 million, $278 million and $190 million for such services in 2012, 2011 and 2010, respectively. Accounts payable for such services were $172 million and $71 million at December 31, 2012 and 2011, respectively. The Company rents facilities and provides services on an allocated cost basis to various

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

affiliates. The Company also provides shared services, including technology, to a number of AIG's life insurance subsidiaries. The Company received approximately $282 million, $151 million and $144 million for such services and rent in 2012, 2011 and 2010, respectively. Accounts receivable for rent and services were $226 million and $47 million at December 31, 2012 and 2011, respectively.

The Company pays commissions and fees, including support fees to defray marketing and training costs, to affiliated broker-dealers for distributing its annuity products and mutual funds. Amounts paid to these broker-dealers totaled $39 million, $36 million and $32 million for the years ended December 31, 2012, 2011 and 2010, respectively. These broker-dealers distribute a significant portion of the Company's variable annuity products, amounting to approximately 8 percent, 10 percent and 15 percent of premiums received in 2012, 2011 and 2010, respectively. These broker-dealers also distribute a significant portion of the Company's mutual funds, amounting to approximately 16 percent, 14 percent and 16 percent of sales in 2012, 2011 and 2010, respectively.

On February 1, 2004, SAAMCo. entered into an administrative services agreement with The United States Life Insurance Company in the City of New York ("USL") (as successor by merger of First SunAmerica Life Insurance Company ("FSA") with and into USL) whereby SAAMCo will pay to USL a fee based on a percentage of all assets invested through USL's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for USL's variable annuity products. Amounts incurred by the Company under this agreement totaled $3 million, $2 million and $2 million in 2012, 2011 and 2010, respectively, and are included in the Company's consolidated statements of income.

On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, VALIC, whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement were $15 million, $14 million and $13 million in 2012, 2011 and 2010, respectively, and are net of certain administrative costs incurred by VALIC of $4 million, $4 million and $4 million, respectively. The net amounts earned by SAAMCo are included in other revenue in the Company's consolidated statements of income.

Notes of Affiliates

On September 23, 2003, the Company purchased 75.0 percent of the non-voting preferred equity issued by Castle 1 Trust for $201 million. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle 1 Trust are held by affiliates of the Company. On September 23, 2003, the Company purchased $513 million of fixed-rate asset-backed notes and subordinated deferred interest notes issued by Castle 1 Trust, which mature on May 15, 2027. Castle 1 Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle 1 Trust and its wholly-owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft. Castle 1 Trust is consolidated in the Company's financial statements.

In 2004, the Company purchased 80.1 percent of the non-voting preferred equity issued by Castle 2 Trust for $242 million. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle 2 Trust are held by affiliates of the Company. In 2004, the Company purchased $60 million of fixed-rate asset-backed notes issued by Castle 2 Trust, which mature on November 15, 2026. Castle 2 Trust is a Delaware statutory trust established on November 21, 2003. The business of Castle 2 Trust and its wholly-owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft. Castle 2 Trust is consolidated in the Company's financial statements.

Castle 1 Trust, which is fully consolidated, recognized impairment losses of $4 million, $86 million and $5 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Castle 2 Trust, which is fully consolidated, recognized impairment losses of $9 million and $87 million for the years ended December 31, 2012 and 2011, respectively. There were no impairments recognized in 2010.

On December 15, 2005, the Company invested $116 million in a Senior Promissory
Note issued by AGC Life, which matured on December 15, 2010. The Company recognized interest income on the Note of $6 million during 2010. Upon maturity, the Company reinvested the $116 million in a 6.10 percent Senior Promissory Note due

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 15, 2020, issued by AGC Life. The Note was redeemed by AGC Life on December 28, 2011. The Company recognized interest income of $7 million and $314 thousand on the Note during 2011 and 2010, respectively.

On September 15, 2006, the Company invested $560 million in a 5.57 percent fixed rate Senior Promissory Note issued by SunAmerica Financial Group, Inc. ("SAFG, Inc."), which matured on September 15, 2011. The Company recognized interest income of $22 million and $31 million on the Note during 2011 and 2010, respectively. Upon maturity, the Company reinvested $300 million in a
5.57 percent Senior Promissory Note due September 30, 2014, issued by SAFG, Inc. The Company recognized interest income of $16 million and $5 million on the Note during 2012 and 2011, respectively.

American Home and National Union Guarantees

American Home Assurance Company ("American Home") and National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), indirect wholly owned subsidiaries of AIG, have terminated the General Guarantee Agreements ("the Guarantees") with respect to prospectively issued policies and contracts issued by the Company. The Guarantees terminated on December 29, 2006 ("Point of Termination"). Pursuant to its terms, the Guarantees do not apply to any group or individual policy, contract or certificate issued after the Point of Termination. The Guarantees will continue to cover the policies, contracts and certificates with a date of issue earlier than the Point of Termination until all insurance obligations under such policies, contracts and certificates are satisfied in full. American Home's and National Union's audited statutory financial statements are filed with the SEC in the Company's registration statements for its variable products that were issued prior to the Point of Termination.

Capital Maintenance Agreement

On March 30, 2011, AIG and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). Among other things, the CMA provides that AIG will maintain the Company's total adjusted capital (as defined under applicable insurance laws) at or above a certain specified minimum percentage of the Company's projected company action level risk-based capital ("RBC") (as defined under applicable insurance laws). The CMA also provides that if the Company's total adjusted capital is in excess of a certain specified minimum percentage of the Company's company action level RBC (as reflected in the Company's quarterly or annual statutory financial statement), subject to Board of Directors and regulatory approval(s), the Company would declare and pay ordinary dividends to its equity holders in an amount in excess of that required to maintain the specified minimum percentage.

Financing Agreements

On July 1, 2011, the Company entered into a short-term financial arrangement with SAFG Retirement Services, Inc. ("SAFGRS"), whereby SAFGRS has the right to borrow up to $100 million from the Company. Principal amounts borrowed under the arrangement may be repaid and re-borrowed, in whole or in part, at any time and from time to time, without penalty. All advances made shall be repaid by SAFGRS in full no later than the stated maturity date of December 31, 2012. There was no outstanding balance under this arrangement at December 31, 2012 or 2011. This short-term financing arrangement expired by its terms on December 31, 2012.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SAFGRS, dated September 26, 2001, whereby the Company has the right to borrow up to $500 million from SAFGRS. All terms and conditions set forth in the arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2012 or 2011.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SAFGRS, dated December 19, 2001, whereby SAFGRS has the right to borrow up to $500 million from the Company. All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2012 and 2011.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

On January 20, 2004 and February 15, 2004, the Company entered into separate short-term financing arrangements with USL, whereby the Company has the right to borrow up to $15 million under each agreement from USL. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this arrangement at December 31, 2012 and 2011.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with USL, dated February 15, 2004, whereby USL has the right to borrow up to $15 million from the Company. All terms and conditions set forth in the original arrangement remain in effect. There were no outstanding balances under this arrangement at December 31, 2012 and 2011.

On September 15, 2006, the Company amended and restated a short-term financial arrangement with SAAH LLC, whereby SAAH LLC has the right to borrow up to $200 million from the Company. Outstanding borrowings bear interest at a fluctuating rate per annum (computed on the basis of a 360-day year and the actual days elapsed) equal to the daily Federal Commercial Paper rate, formally known as the Fed H.15 Financial CP 1 day (yield) (the "Fed H.15") (ticker H15F001Y), as calculated every business day by the Federal Reserve Bank and published by Bloomberg. The interest rate for each Advance shall equal the average daily rate of the Fed H.15 for the period in which the relevant Advance is outstanding. There was no outstanding balance under this agreement at December 31, 2012 or 2011.

On April 10, 2010, the Company amended and restated a short-term financing arrangement with SAFGRS, whereby SAFGRS has the right to borrow up to $520 million from the Company. The principal amount of the note was originally for $950 million. Interest under the note is payable on the outstanding daily unpaid principal amount of each advance from the date the advance is made until payment in full, and accrues on a fluctuating rate per annum (computed on the basis of a 360-day year and the actual days elapsed) equal to three-month USD-LIBOR plus 300 basis points (3.0 percent) for each interest period under the note; provided however, that at any given time, the three-month USD-LIBOR rate shall not be less than 3.5 percent. Interest accrued is payable on January 10, April 10, July 10, and October 10 of each year, commencing on
July 10, 2010 and ending on and including April 10, 2011 (unless the short-term financing arrangement is extended in accordance with its terms). On January 10, 2009, as required under AIG's credit facility agreement with the New York Fed, the Company and SAFGRS executed an affiliate subordination agreement in respect to the amended and restated short-term financing arrangement (the "Subordination Agreement"), pursuant to which the Company agreed to subordinate its rights under the short-term financing arrangement in favor of the New York Fed in limited circumstances. As a result of the complete repayment by AIG of all amounts owing under AIG's revolving credit facility with the New York Fed on January 14, 2011, the Subordination Agreement was terminated by the Company and SAFGRS on February 22, 2011. On April 11, 2011, SAFGRS repaid the amount borrowed under the note of $218 million, and by its terms the note expired. There was no outstanding balance at December 31, 2011.

GIC Assumption

On June 3, 2011, the Company entered into an assignment and assumption agreement with AIGMFC, U.S. Bank National Association, as trustee ("US Bank"), and the Salt Verde Financial Corporation ("Salt Verde"), pursuant to which the Company assumed all of AIGMFC's obligations under a certain investment agreement previously entered into between AIGMFC and US Bank relating to certain bonds issued by Salt Verde. As part of this assignment and assumption, the Company received from AIGMFC approximately $312 thousand, representing the then outstanding principal amount of investments under the investment agreement plus accrued but unpaid interest thereon. The Company also entered into a swap with AIG Markets, Inc. ("AIG Markets") in connection with the foregoing transaction, which, among other things, provides a fee to the Company for assuming the obligations under the investment agreement and hedges the Company's interest rate risk associated with the investment agreement. Obligations of AIG Markets under the swap are guaranteed by AIG.

On June 30, 2011, the Company entered into an assignment and assumption agreement with AIGMFC, US Bank, as trustee, and the Southern California Public Power Authority ("SCPPS"), pursuant to which the Company assumed all of AIGMFC's obligations under a certain investment agreement previously entered into between AIGMFC and US Bank relating to certain bonds issued by SCPPA. As part of this assignment and assumption, the Company received from AIGMFC approximately $14 million, representing the then outstanding principal amount of

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

investments under the investment agreement plus accrued by unpaid interest thereon. The Company also entered into a swap with AIG Markets in connection with the foregoing transaction, which, among other things, provides a fee to the Company for assuming the obligations under the investment agreement and hedges the Company's interest rate risk associated with the investment agreement. Obligations of AIG Markets under the swap are guaranteed by AIG.

On September 22, 2011, the Company entered into an assignment and assumption agreement with AIGMFC, The Bank of New York Mellon Trust Company, N.A., as the trustee ("BONY"), and the Long Beach Bond Finance Authority ("Long Beach"), pursuant to which the Company assumed all of the AIGMFC's obligations under a certain investment agreement previously entered into between AIGMFC and BONY relating to certain bonds issued by Long Beach. As part of this assignment and assumption, the Company received from AIGMFC approximately $20 million, representing the then outstanding principal amount of investments under the investment agreement plus accrued but unpaid interest thereon. The Company also entered into a swap with AIG Markets in connection with the foregoing transaction, which, among other things, provides a fee to the Company for assuming the obligations under the investment agreement and hedges the Company's interest rate risk associated with the investment agreement. Obligations of AIG Markets under the swap are guaranteed by AIG.

Other

Effective August 1, 2003, the Company and AIGB entered into a Cut-through Agreement pursuant to which insurers, their beneficiaries and owners were granted a direct right of action against the Company in the event AIGB becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by AIGB. The Cut-through Agreement was approved by the Texas Department of Insurance. The amount of the retained liability on AIGB's books related to this agreement totaled $405 thousand at December 31, 2012 and $445 thousand at December 31, 2011. The Company believes the probability of loss under this agreement is remote.

The Company engages in structured settlement transactions, certain of which transactions involve affiliated property and casualty insurance company members of the AIG Property and Casualty group. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity ("SPIA") issued by the Company for the ultimate benefit of the claimant. The portion of the Company's liabilities related to structured settlements involving life contingencies are reported in future policy benefits, while the portion not involving life contingencies are reported in policyholder contract deposits. In certain structured settlement arrangements the property and casualty insurance company remains contingently liable for the payments to the claimant. The Company carried liabilities of $1.2 billion and $1.1 billion at December 31, 2012 and 2011, respectively, related to SPIAs issued by the Company in conjunction with structured settlement transactions involving AIG Property and Casualty group members where those members remained contingently liable for the payments to the claimant. In addition, the Company carried liabilities for the structured settlement transactions where the AIG Property and Casualty group members were no longer contingently liable for the payments to the claimant.

17. BENEFIT PLANS

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the "U.S. Plans"). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

The Company is jointly and severally responsible with AIG and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act ("ERISA") qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the "ERISA Plans"). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including the Company. Accordingly, the Company is contingently liable for such obligations. The Company believes that the

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

likelihood of payment under any of these plans is remote. Accordingly, the Company has not established any liability for such contingencies.

18. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements were issued.

Ambrose Transactions

On February 6, 2013, the Company acquired certain financial assets from AIG and subsequently entered into a related securitization transaction involving certain affiliates and a third party for the purpose of enhancing its risk-based capital ratio, liquidity and net investment income. The financial assets acquired from AIG consisted of a portfolio of structured securities ("Secondary Portfolio 2") with a fair market value of $159 million in exchange for an intraday Demand Note that was subsequently extinguished. The securitization transaction involved the Company's transfer of a portfolio of its high grade corporate securities along with the Secondary Portfolio 2 with a combined carrying value of approximately $2.0 billion to a newly formed special purpose entity, Ambrose 2013-2 ("Ambrose 2"). The Company received 100 percent of its consideration for the transferred securities in the form of beneficial interests in structured securities issued by Ambrose 2 in three tranches, (Class A1, B and X), with a fair value of approximately $2.0 billion. The Class X notes ($67 million) were subsequently transferred on the same day to AIG in exchange for cancellation of the $159 million Demand Note resulting in a $92 million capital contribution to the Company. Ambrose 2 also issued a tranche of Class A2 notes to third party investors and received cash consideration of $25 million. Ambrose 2 also received a capital commitment of up to $300 million from a non-U.S. subsidiary of AIG, guaranteed by AIG, pursuant to which such entity will contribute funds to Ambrose 2 upon demand. AIG indirectly bears the first loss position in the transaction through its ownership of the Class X notes and the capital commitment.

Ambrose 2 is a VIE and the Company maintains the power to direct the activities of Ambrose 2 that most significantly impact its economic performance and bears the obligation to absorb losses or receive benefits from Ambrose 2 that could potentially be significant to the VIE. Accordingly, the Company will consolidate this entity. The Class A1 and Class B structured securities issued by Ambrose 2 and held by the Company are eliminated in consolidation. The Class X Notes and the Class A2 Notes issued by Ambrose 2 and held by AIG and a third party, respectively, are classified as notes payable. On a consolidated basis, the Ambrose 2 transaction resulted in an increase in the Company's assets (Secondary Portfolio 2 and cash), liabilities (notes payable) and shareholder's equity (capital contribution from AIG).

On April 10, 2013, the Company executed a similar transaction to Ambrose 2 in which it acquired certain financial assets from AIG and subsequently entered into a related securitization transaction involving certain affiliates and a third party for the purpose of enhancing its risk-based capital ratio, liquidity and net investment income. The financial assets acquired from AIG consisted of a portfolio of structured securities ("Secondary Portfolio 3") with a fair market value of $179 million in exchange for an intraday Demand Note. that was subsequently extinguished The securitization transaction involved the Company's transfer of a portfolio of its high grade corporate securities along with the Secondary Portfolio 3 with a combined carrying value of approximately $2.1 billion to a newly formed special purpose entity, Ambrose 2013-3 ("Ambrose 3"). The Company received 100 percent of its consideration for the transferred securities in the form of beneficial interests in structured securities issued by Ambrose 3 in three tranches, (Class A1, B and X), with a fair value of approximately $2.1 billion. The Class X notes ($58 million) were subsequently transferred on the same day to AIG in exchange for cancellation of the $179 million Demand Note resulting in a $121 million capital contribution to the Company. Ambrose 3 also issued a tranche of Class A2 notes to third party investors and received cash consideration of $25 million. Ambrose 3 also received a capital commitment of up to $300 million from a non-U.S. subsidiary of AIG, guaranteed by AIG, pursuant to which such entity will contribute funds to Ambrose 3 upon demand. AIG indirectly bears the first loss position in the transaction through its ownership of the Class X notes and the capital commitment.

Ambrose 3 is a VIE and the Company maintains the power to direct the activities of Ambrose 3 that most significantly impact its economic performance and bears the obligation to absorb losses or receive benefits from Ambrose 3 that could potentially be significant to the VIE. Accordingly, the Company will consolidate this entity.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The Class A1 and Class B structured securities issued by Ambrose 3 and held by the Company are eliminated in consolidation. The Class X Notes and the Class A2 Notes issued by Ambrose 3 and held by AIG and a third party, respectively, are classified as notes payable. On a consolidated basis, the Ambrose 3 transaction resulted in an increase in the Company's assets (Secondary Portfolio 3 and cash), liabilities (notes payable) and shareholder's equity (capital contribution from AIG).

Dividend to AGC Life

The Company paid a $571 million dividend to AGC Life on March 28, 2013.

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements are included in Part B of this Registration
Statement:



- Audited Financial Statements of Variable Annuity Account Seven of American General Life Insurance Company for the year ended December 31, 2012.





- Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2012, 2011 and 2010.


(b) Exhibits


(1)   Resolutions Establishing Separate Account..................................    3
(2)   Custody Agreements.........................................................    Not Applicable
(3)   (a)  Form of Distribution Contract.........................................    4
      (b)  Selling Agreement.....................................................    15
(4)   Variable Annuity Contract
      (a)  AGL Variable Annuity Contract (AS-995 (12/10))........................    16
      (b)  SAAL Form of Optional Guaranteed Living Benefit Endorsement (ASE-6248
           (9/09))...............................................................    9
      (c)  SAAL Maximum Anniversary Value Optional Death Benefit (ASE-6255
           (12/10))..............................................................    11
      (d)  ASLAC Nursing Home Waiver Rider (A-7036-R1)...........................    6
      (f)  AGL Nursing Home Waiver Rider (A-7036-R1).............................    17
      (g)  AGL Form of Optional Guaranteed Living Benefit Endorsement (ASE-6248
           (9/09))...............................................................    17
      (i)  AGL Maximum Anniversary Value Optional Death Benefit Endorsement (ASE-
           6255 (12/10)).........................................................    Filed Herewith
      (j)  AGL Premium Plus Endorsement (ASE-6245 (12/08)).......................    17
      (k)  Merger Endorsement (L8204 (7/12)).....................................    15
(5)   (a)  SAAL Application for Contract (ASA-579 (10/09)).......................    12
      (b)  AGL Form of Annuity Application (ASA-579 (5/12))......................    17
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation of American General
           Life Insurance Company, effective December 31, 1991...................    1
      (b)  Amendment to the Amended and Restated Articles of Incorporation of
           American General Life Insurance Company, effective July 13, 1995......    2
      (c)  By-Laws of American General Life Insurance Company, restated as of
           June 8, 2005..........................................................    7
(7)   Reinsurance Contract.......................................................    Not Applicable
(8)   Material Contracts
      (a)  Anchor Series Trust Fund Participation Agreement......................    14
      (b)  SunAmerica Series Trust Fund Participation Agreement..................    14
      (c)  American Funds Fund Participation Agreement...........................    5
      (d)  Lord Abbett Fund Participation Agreement..............................    5
      (e)  Franklin Templeton Variable Insurance Products Trust Fund
           Participation Agreement...............................................    8
      (f)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund
           Participation Agreement...............................................    10
      (g)  Seasons Series Trust Fund Participation Agreement.....................    14
      (h)  Form of Consents to Assignment of Fund Participation and other
           Agreements............................................................    15
(9)   (a)  Opinion of Counsel and Consent of Depositor...........................    16
(10)  Consents...................................................................    Filed Herewith
(11)  Financial Statements Omitted from Item 23..................................    Not Applicable
(12)  Initial Capitalization Agreement...........................................    Not Applicable
(13)  Other
      (a)  Power of Attorney -- American General Life Insurance Company
           Directors.............................................................    17
      (b)  Notice of Termination of Support Agreement............................    11
      (c)  Capital Maintenance Agreement of American International Group, Inc. ..    11
      (d)  Unconditional Capital Maintenance Agreement between American
           International Group, Inc. and American General Life Insurance
           Company...............................................................    13
      (e)  Specimen Form of Agreement and Plan of Merger.........................    15

--------

1 Incorporated by reference to Initial Registration Statement, File No. 033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

2 Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.

3 Incorporated by reference to Initial Registration Statement, File Nos. 333-65965 and 811-09003, filed on October 21, 1998, Accession No. 0000950148-98-
   002332.

4 Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No. 3, File Nos. 333-63511 and 811-09003, filed on December 7, 1998, Accession No. 0000950148-98-002682.

5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.

6 Incorporated by reference to Post-Effective Amendment No. 26 and Amendment No. 27, File Nos. 333-08859 and 811-07727, filed on July 20, 2004, Accession No. 0000950129-04-005000.

7 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.

8 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 11, File Nos. 333-137882 and 811-09003, filed on April 29, 2008,
   Accession No. 0000950134-08-007757.

9 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 4, File Nos. 333-157199 and 811-03859, filed on December 21, 2009, Accession No. 0000950123-09-072050.

10 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
   8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010, Accession No. 0000950123-10-080861.

11 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-172054 and 811-09003, filed on April 27, 2011, Accession No. 0000950123-11-040080.


12 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-172003 and 811-03859, filed on April 27, 2011, Accession No. 0000950123-11-040077.



13 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
   149, File Nos. 333-151576 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on May 2, 2011, Accession No. 0001193125-11-120309.



14 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
   5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.



15 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-
   014430.



16 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   185790 and 811-09003, filed on January 2, 2013, Accession No. 0000950123-12-
   014447.



17 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-185762 and 811-03859, filed on April 29, 2013.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR
-----------------------------------------------
Jay S. Wintrob(2)                Director, Chairman, President and Chief Executive
                                 Officer
Bruce R. Abrams                  Director and President -- Fixed Annuities
Thomas J. Diemer                 Director, Senior Vice President and Chief Risk
                                 Officer
Jeffrey M. Farber(5)             Director
Mary Jane B. Fortin              Director, Executive Vice President and Chief
                                 Financial Officer
Deborah A. Gero(2)               Director, Senior Vice President and Chief
                                 Investment Officer
Jana W. Greer(3)                 Director and President -- Retirement Income
                                 Solutions
Stephen A. Maginn(3)             Director, Senior Vice President and Chief
                                 Distribution Officer
James A. Mallon                  Director and President -- Life and Accident &
                                 Health
Jonathan J. Novak                Director and President -- Institutional Markets
Curtis W. Olson(1)               Director and President -- Group Benefits
Robert M. Beuerlein              Senior Vice President and Chief and Appointed
                                 Actuary
Randall W. Epright               Senior Vice President and Chief Information
                                 Officer
Christine A. Nixon(2)            Senior Vice President and Chief Legal Officer
Tim W. Still                     Senior Vice President and Chief Operations Officer
Steven D. Anderson               Vice President and Controller
Jim A. Coppedge                  Vice President and Assistant Secretary
Julie Cotton Hearne              Vice President and Secretary
David H. den Boer                Vice President and Chief Compliance Officer
John B. Deremo                   Vice President, Distribution
William T. Devanney, Jr.         Vice President and Tax Officer
Gavin D. Friedman(2)             Vice President and Litigation Officer
Leo W. Grace                     Vice President, Product Filings
Tracy E. Harris                  Vice President, Product Filings
Mallary L. Reznik(2)             Vice President and Assistant Secretary
T. Clay Spires                   Vice President and Tax Officer
Michael E. Treske                Vice President, Distribution
William C. Wolfe                 Vice President and Treasurer
Manda Ghaferi(2)                 Vice President
David S. Jorgensen               Vice President
Melissa H. Cozart                Privacy Officer
Craig M. Long                    Anti-Money Laundering and Office of Foreign Asset
                                 Control Officer
David J. Kumatz(4)               Assistant Secretary
Virginia N. Puzon(2)             Assistant Secretary
Larry E. Blews                   38a-1 Compliance Officer



--------


   (1) 3600 Route 66, Neptune, NJ 07753



   (2) 1 SunAmerica Center, 1999 Avenue of the Stars, Los Angeles, CA 90067



   (3) 21650 Oxnard Street, Woodland Hills, CA 91367



   (4) 200 American General Way, Brentwood, TN 37027



   (5) 1 New York Plaza, New York, NY 10004


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of SunAmerica Annuity and Life Assurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International

Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0001104659-12-013132, filed on
February 27, 2012. Exhibit 21 is incorporated herein by reference.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 2, 2013, the number of Polaris Platinum O-Series contracts funded by Variable Annuity Account Seven was 7,037, of which 4,131 were qualified contracts and 2,906 were non-qualified.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    American General Life Insurance Company -- Variable Separate Account American General Life Insurance Company -- Variable Annuity Account One American General Life Insurance Company -- Variable Annuity Account Two American General Life Insurance Company -- Variable Annuity Account Four American General Life Insurance Company -- Variable Annuity Account Five American General Life Insurance Company -- Variable Annuity Account Seven American General Life Insurance Company -- Variable Annuity Account Nine The United States Life Insurance Company in the City of New York -- FS Variable Separate Account
    The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account One
    The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account Two
    The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account Five
    Anchor Series Trust
    Seasons Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.
    SunAmerica Specialty Series

(b) Directors, Officers and principal place of business:


OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck            Director
James T. Nichols            Director, President & Chief Executive Officer
Stephen A. Maginn(1)        Director, Senior Vice President
Frank Curran                Vice President, Controller, Financial Operation
                            Principal and Chief Financial Officer, Treasurer
Michael E. Treske           Chief Distribution Officer
Rebecca Snider              Chief Compliance Officer
John T. Genoy               Vice President
Mallary L. Reznik(2)        Vice President
Christine A. Nixon(2)       Secretary
Virginia N. Puzon(2)        Assistant Secretary



     --------


      * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311.


     (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.


     (2) Principal business address is 1999 Avenue of the Stars, Los Angeles, CA 90067-6121.


(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

Undertakings of the Registrant
------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER THE CONTRACTS PURSUANT TO SECTION 26(e)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

American General Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American General Life Insurance Company.

                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Seven, has duly caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 29th day of April, 2013.


                                        VARIABLE ANNUITY ACCOUNT SEVEN

                                        (Registrant)



                                        BY: AMERICAN GENERAL LIFE INSURANCE
                                            COMPANY
                                            (On behalf of the Registrant and
                                            itself)



                                        BY: /s/ MARY JANE B. FORTIN

                                            ------------------------------------

                                            MARY JANE B. FORTIN
                                            EXECUTIVE VICE PRESIDENT AND
                                            CHIEF FINANCIAL OFFICER



As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----
*JAY S. WINTROB                    Chairman of the Board, President       April 29, 2013
-----------------------------        and Chief Executive Officer
JAY S. WINTROB


*BRUCE R. ABRAMS                   Director and President -- Fixed        April 29, 2013
-----------------------------                 Annuities
BRUCE R. ABRAMS


*THOMAS J. DIEMER                Director, Senior Vice President and      April 29, 2013
-----------------------------             Chief Risk Officer
THOMAS J. DIEMER


*JEFFREY M. FARBER                             Director                   April 29, 2013
-----------------------------
JEFFREY M. FARBER


MARY JANE B. FORTIN               Director, Executive Vice President      April 29, 2013
-----------------------------        and Chief Financial Officer
*MARY JANE B. FORTIN


                                 Director, Senior Vice President and
-----------------------------          Chief Investment Officer
DEBORAH A. GERO


*JANA W. GREER                               Director and                 April 29, 2013
-----------------------------          President -- Retirement
JANA W. GREER                              Income Solutions


*STEPHEN A. MAGINN               Director, Senior Vice President and      April 29, 2013
-----------------------------         Chief Distribution Officer
STEPHEN A. MAGINN


*JAMES A. MALLON                  Director and President -- Life and      April 29, 2013
-----------------------------             Accident & Health
JAMES A. MALLON


*JONATHAN J. NOVAK                           Director and                 April 29, 2013
-----------------------------     President -- Institutional Markets
JONATHAN J. NOVAK


*CURTIS W. OLSON                   Director and President -- Group        April 29, 2013
-----------------------------                  Benefits
CURTIS W. OLSON


*STEVEN D. ANDERSON                 Vice President and Controller         April 29, 2013
-----------------------------
STEVEN D. ANDERSON


/s/ MANDA GHAFERI                          Attorney-In-Fact               April 29, 2013
-----------------------------
*MANDA GHAFERI

                                  EXHIBIT INDEX



EXHIBIT
NO.                                     DESCRIPTION
-------                                 -----------
  (4)(i)          AGL Maximum Anniversary Value Optional Death Benefit
                  Endorsement
  (10)            Consents